     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 3, 2001

                                              REGISTRATION NOS. 2-90380/811-4001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                                                                             [X]


                        POST-EFFECTIVE AMENDMENT NO. 27

                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                                                                             [X]
                                AMENDMENT NO. 33

                            ------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 MADISON AVENUE, NEW YORK, NEW YORK 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                              GARY A. BELLER, ESQ.
              SENIOR EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                1 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:

                             DIANE E. AMBLER, ESQ.


                          KIRKPATRICK & LOCKHART, LLP


                         1800 MASSACHUSETTS AVENUE, NW

                              WASHINGTON, DC 20036

                            ------------------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2000 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 30, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))


FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
      1.  Cover Page................................    Cover Page
      2.  Definitions...............................    Important Terms You Should Know
      3.  Synopsis..................................    Table of Expenses
      4.  Condensed Financial Information...........    Accumulation Unit Values Table; General
                                                          Information--Advertising Performance; General
                                                          Information--Financial Statements
      5.  General Description of Registrant,
            Depositor, and Portfolio Companies......    MetLife; Metropolitan Life Separate Account E;
                                                          Your Investment Choices; General
                                                          Information--Voting Rights
      6.  Deductions and Expenses...................    Table of Expenses; Deferred Annuities--Charges;
                                                          Deferred Annuities--Early Withdrawal Charges;
                                                          Deferred Annuities--Premium and Other Taxes;
                                                          Income Annuities--Charges; Income
                                                          Annuities--Premium and Other Taxes; General
                                                          Information--Who Sells the Deferred Annuities
                                                          and Income Annuities; Appendix--Premium Tax
                                                          Table
      7.  General Description of Variable Annuity
            Deferred Annuity........................    Variable Annuities; Deferred
                                                        Annuities--Purchase Payments (Allocation of
                                                          Purchase Payments and Limits on Purchase
                                                          Payments); Deferred Annuities--Transfers;
                                                          Income Annuities--Purchasing an Income
                                                          Annuity; Income Annuity--Allocation; Income
                                                          Annuity--Transfers; General
                                                          Information--Administration (Purchase
                                                          Payments/Confirming Transactions/Transactions
                                                          by Telephone/Processing Certain Transactions/
                                                          Changes to Your Deferred Annuity or Income
                                                          Annuity/When We Can Cancel Your Deferred
                                                          Annuity or Income Annuity)
      8.  Annuity Period............................    Important Terms You Should Know; Deferred
                                                          Annuities--Pay-out Options (or Income
                                                          Options); Income Annuities--Income Payment
                                                          Types/The Value of Your Income Payments
      9.  Death Benefit.............................    Deferred Annuities--Death Benefit
     10.  Purchases and Annuity Values..............    MetLife; Metropolitan Life Separate Account E;
                                                          Deferred Annuities--Purchase Payments
                                                          (Allocation of Purchase Payments and Limits
                                                          on Purchase Payments); The Value of Your
                                                          Investment; Income Annuities--Purchasing an
                                                          Income Annuity; Allocation; The Value of Your
                                                          Income Payments; General Information--
                                                          Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
     11.  Redemptions...............................    Deferred Annuities--Access to Your Money
                                                          (Systematic Withdrawal Program for Deferred
                                                          Annuities and Minimum Distribution); Deferred
                                                          Annuities--Early Withdrawal Charges (When No
                                                          Early Withdrawal Charge Applies and When
                                                          Another Early Withdrawal Charge May Apply);
                                                          General Information--When We Can Cancel Your
                                                          Deferred Annuity or Income Annuity; Appendix
                                                          II for Texas Optional Retirement Program
     12.  Taxes.....................................    Income Taxes
     13.  Legal Proceedings.........................    Not Applicable
     14.  Table of Contents of the Statement of
            Additional Information..................    Table of Contents of the Statement of
                                                        Additional Information
     15.  Cover Page................................    Cover Page
     16.  Table of Contents.........................    Table of Contents
     17.  General Information and History...........    Not Applicable
     18.  Services..................................    Independent Auditors; Services; Distribution of
                                                          Certificates and Interests in the Deferred
                                                          Annuities and Income Annuities
     19.  Purchase of Securities Being Offered......    Not Applicable
     20.  Underwriters..............................    Distribution of Certificates and Interests in
                                                        the Deferred Annuities and Income Annuities;
                                                          Early Withdrawal Charge
     21.  Calculation of Performance Data...........    Performance Data
     22.  Annuity Payments..........................    Variable Income Payments
     23.  Financial Statements......................    Financial Statements of the Separate Account;
                                                          Financial Statements of MetLife

                                 [METLIFE LOGO]

DEFERRED
ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

INCOME ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or


     -- endorsed by any bank or other financial institution other than MetLife.



                                                               MAY 1, 2001


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").


--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred
     Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), series of the New England Zenith Fund ("Zenith
Fund"), portfolios of the Met Investors Series Trust
("Met Investors Fund") and funds of the American Funds
Insurance Series ("American Fund"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT*                 METLIFE MID CAP STOCK INDEX
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX           NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH INCOME                      HARRIS OAKMARK MID CAP VALUE*
  PIMCO TOTAL RETURN*                               MFS MID CAP GROWTH*
  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES*    JANUS MID CAP
  STATE STREET RESEARCH DIVERSIFIED                 STATE STREET RESEARCH AGGRESSIVE GROWTH
  METLIFE STOCK INDEX                               LOOMIS SAYLES HIGH YIELD BOND
  AMERICAN FUNDS GROWTH-INCOME*                     RUSSELL 2000(R) INDEX
  HARRIS OAKMARK LARGE CAP VALUE                    T. ROWE PRICE SMALL CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH                    LOOMIS SAYLES SMALL CAP
  MFS INVESTORS TRUST*                              STATE STREET RESEARCH AURORA SMALL CAP VALUE
  STATE STREET RESEARCH INVESTMENT TRUST            FRANKLIN TEMPLETON SMALL CAP GROWTH*
   (FORMERLY STATE STREET RESEARCH GROWTH)          PIMCO INNOVATION*
  MFS RESEARCH MANAGERS*                            SCUDDER GLOBAL EQUITY
  AMERICAN FUNDS GROWTH*                            MORGAN STANLEY EAFE(R) INDEX
  JANUS GROWTH*                                     MFS RESEARCH INTERNATIONAL*
  DAVIS VENTURE VALUE                               PUTNAM INTERNATIONAL STOCK
  PUTNAM LARGE CAP GROWTH                           AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION*



*These Portfolios are anticipated to be available on or about May 1, 2001, subject to state approval.


HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-58 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company

485E US Highway 1 South, 4th Floor

Iselin, NJ 08830
Attention: Brian Mack
Phone: (800) 553-4459              [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund and American Fund prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

      TABLE OF CONTENTS




IMPORTANT TERMS YOU SHOULD KNOW........... ...........   A-PPA-4
TABLE OF EXPENSES.................. ..................   A-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  A-PPA-13
METLIFE....................... .......................  A-PPA-18
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  A-PPA-18
VARIABLE ANNUITIES.................. .................  A-PPA-18
   A Deferred Annuity.................................  A-PPA-19
   An Income Annuity..................................  A-PPA-19
YOUR INVESTMENT CHOICES............... ...............  A-PPA-20
DEFERRED ANNUITIES.................. .................  A-PPA-22
   The Deferred Annuity and Your Retirement Plan......  A-PPA-22
   Automated Investment Strategies....................  A-PPA-22
   Purchase Payments..................................  A-PPA-24
      Allocation of Purchase Payments.................  A-PPA-24
      Automated Purchase Payments.....................  A-PPA-24
      Electronic Applications.........................  A-PPA-24
      Limits on Purchase Payments.....................  A-PPA-25
   The Value of Your Investment.......................  A-PPA-25
   Transfers..........................................  A-PPA-26
   Access to Your Money...............................  A-PPA-27
      Systematic Withdrawal Program...................  A-PPA-27
      Minimum Distribution............................  A-PPA-29
   Contract Fee.......................................  A-PPA-29
   Charges............................................  A-PPA-29
      Insurance-Related Charge........................  A-PPA-29
      Investment-Related Charge.......................  A-PPA-30
   Premium and Other Taxes............................  A-PPA-30
   Early Withdrawal Charges...........................  A-PPA-30
      When No Early Withdrawal Charge Applies.........  A-PPA-31
      When A Different Early Withdrawal Charge May
        Apply.........................................  A-PPA-32
   Free Look..........................................  A-PPA-33
   Death Benefit......................................  A-PPA-33
   Pay-out Options (or Income Options)................  A-PPA-34
INCOME ANNUITIES................... ..................  A-PPA-35
   Income Payment Types...............................  A-PPA-35
   Allocation.........................................  A-PPA-37
   Minimum Size of Your Income Payment................  A-PPA-37
   The Value of Your Income Payments..................  A-PPA-37


A-PPA- 2

   Transfers..........................................  A-PPA-39
   Contract Fee.......................................  A-PPA-39
   Charges............................................  A-PPA-39
      Insurance-Related Charge........................  A-PPA-39
      Investment-Related Charge.......................  A-PPA-40
   Premium and Other Taxes............................  A-PPA-40
   Free Look..........................................  A-PPA-40
GENERAL INFORMATION................. .................  A-PPA-41
   Administration.....................................  A-PPA-41
      Purchase Payments...............................  A-PPA-41
      Confirming Transactions.........................  A-PPA-41
      Processing Transactions.........................  A-PPA-42
        By Telephone or Internet......................  A-PPA-42
        After Your Death..............................  A-PPA-43
        Third Party Requests..........................  A-PPA-43
        Valuation.....................................  A-PPA-43
   Advertising Performance............................  A-PPA-44
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  A-PPA-45
   Voting Rights......................................  A-PPA-45
   Who Sells the Deferred Annuities and Income
      Annuities.......................................  A-PPA-46
   Financial Statements...............................  A-PPA-47
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  A-PPA-47
INCOME TAXES..................... ....................  A-PPA-47
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  A-PPA-58
APPENDIX FOR PREMIUM TAX TABLE............ ...........  A-PPA-59


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        A-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you the day we receive all documents in good order. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

A-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

EARLY WITHDRAWAL CHARGE


The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.



EXCHANGE



In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".


INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Fund.


METLIFE


MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. MetLife will notify you and provide you with the address of your MetLife Designated Office.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

                                                                        A-PPA- 5

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.

A-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund expenses for the fiscal year ending December 31, 2000:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%


METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)(6)


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
                                                 MANAGEMENT         BEFORE           BEFORE
                                                    FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................       .25               .12              .37
State Street Research Income
  Portfolio (4)(5)...........................       .33               .05              .38
State Street Research Diversified
  Portfolio (4)(5)...........................       .43               .03              .46
MetLife Stock Index Portfolio (4)............       .25               .03              .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................       .75               .19              .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................       .64               .14              .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .47               .03              .50
Janus Growth Portfolio (5)(10)(11)(16).......       .80               .29             1.09
Putnam Large Cap Growth Portfolio (5)(12)....       .80               .59             1.39
MetLife Mid Cap Stock Index Portfolio (12)...       .25               .58              .83
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................       .70               .19              .89
Janus Mid Cap Portfolio (5)(7)...............       .66               .04              .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .69               .04              .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................       .70               .18              .88

                                                                  C-D=E
                                                              TOTAL EXPENSES
                                                     D            AFTER
                                               REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................        .00            .37
State Street Research Income
  Portfolio (4)(5)...........................        .00            .38
State Street Research Diversified
  Portfolio (4)(5)...........................        .00            .46
MetLife Stock Index Portfolio (4)............        .00            .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................        .00            .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................        .00            .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................        .00            .50
Janus Growth Portfolio (5)(10)(11)(16).......        .14            .95
Putnam Large Cap Growth Portfolio (5)(12)....        .39           1.00
MetLife Mid Cap Stock Index Portfolio (12)...        .38            .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................        .00            .89
Janus Mid Cap Portfolio (5)(7)...............        .00            .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................        .00            .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................        .00            .88


                                       A-PPA- 7

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio (9)(10)...                .25               .30              .55
T. Rowe Price Small Cap Growth Portfolio (5)(7)...        .52               .06              .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .85               .20             1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .90               .71             1.61
Scudder Global Equity Portfolio (5)(7)...                 .61               .17              .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .30               .48              .78
Putnam International Stock Portfolio (4)(5)...            .90               .24             1.14

                                                                        C-D=E
                                                                    TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
Russell 2000(R) Index Portfolio (9)(10)...                 .00            .55
T. Rowe Price Small Cap Growth Portfolio (5)(7)...         .00            .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                       .00           1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                       .56           1.05
Scudder Global Equity Portfolio (5)(7)...                  .00            .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...          .08            .70
Putnam International Stock Portfolio (4)(5)...             .00           1.14


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .55               .16              .71
Salomon Brothers Strategic Bond Opportunities
  Portfolio (10)(11)(15).....................       .65               .13              .78
MFS Investors Trust Portfolio (10)(11)(15)...       .75               .82             1.57
MFS Research Managers
  Portfolio (10)(11)(15).....................       .75               .50             1.25
Davis Venture Value Portfolio................       .75               .04              .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .75               .21              .96
Loomis Sayles Small Cap Portfolio (5)(13)....       .90               .06              .96

                                                                  C-D=E
                                                              TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................        .01            .70
Salomon Brothers Strategic Bond Opportunities
  Portfolio (10)(11)(15).....................        .00            .78
MFS Investors Trust Portfolio (10)(11)(15)...        .67            .90
MFS Research Managers
  Portfolio (10)(11)(15).....................        .35            .90
Davis Venture Value Portfolio................        .00            .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................        .06            .90
Loomis Sayles Small Cap Portfolio (5)(13)....        .00            .96


MET INVESTORS FUND
                                              A              B              C                D              A+C=E
                                          MANAGEMENT    MANAGEMENT    OTHER EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          FEES (BEFORE   FEES (AFTER       BEFORE           AFTER            BEFORE
(as a percentage of average net assets)  FEE WAIVER)    FEE WAIVER)   REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return
  Portfolio (11)(14)..............            .50           .41            .24              .24               .74
MFS Mid Cap Growth
  Portfolio (5)(11)(14)...........            .65           .62            .18              .18               .83
PIMCO Innovation Portfolio (11)(14)...       1.05           .69            .41              .41              1.46
MFS Research International
  Portfolio (5)(11)(14)...........            .80           .71            .29              .29              1.09

MET INVESTORS FUND                                          E-F=G
                                                        TOTAL EXPENSES
                                               F            AFTER
ANNUAL EXPENSES                            WAIVER AND     WAIVER AND
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
PIMCO Total Return
  Portfolio (11)(14)..............             .09            .65
MFS Mid Cap Growth
  Portfolio (5)(11)(14)...........             .03            .80
PIMCO Innovation Portfolio (11)(14)...         .36           1.10
MFS Research International
  Portfolio (5)(11)(14)...........             .09           1.00


                                                                             C             A+B+C=D
                                             A              B          OTHER EXPENSES   TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES            MANAGEMENT       12b-1            BEFORE           BEFORE
(as a percentage of average net assets)     FEES           FEES        REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (5)(11).......                  .34            .25               .01              .60
American Funds Growth
  Portfolio (5)(11).......                  .36            .25               .02              .63
American Funds Global Small
  Capitalization Portfolio (5)(11)...       .80            .25               .06             1.11


                                                            D-E=F
AMERICAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
(as a percentage of average net assets)  REIMBURSEMENT      AFTER
---------------------------------------  -------------- REIMBURSEMENT
American Funds Growth-Income
  Portfolio (5)(11).......                     .00            .60
American Funds Growth
  Portfolio (5)(11).......                     .00            .63
American Funds Global Small
  Capitalization Portfolio (5)(11)...          .00           1.11


                                 A-PPA- 8

EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (17):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $83          $106          $133          $229
Lehman Brothers(R) Aggregate Bond Index Division............       79            96           115           193
State Street Research Income Division.......................       79            96           116           194
PIMCO Total Return Division.................................       82           105           130           224
Salomon Brothers Strategic Bond Opportunities Division......       84           109           137           238
State Street Research Diversified Division..................       80            99           120           203
MetLife Stock Index Division................................       78            93           110           183
American Funds Growth-Income Division.......................       82           103           127           218
Harris Oakmark Large Cap Value Division.....................       85           114           145           254
T. Rowe Price Large Cap Growth Division.....................       84           109           137           238
MFS Investors Trust Division................................       85           113           143           250
State Street Research Investment Trust Division.............       81           100           122           208
MFS Research Managers Division..............................       85           113           143           250
American Funds Growth Division..............................       82           104           129           222
Janus Growth Division.......................................       85           114           146           255
Davis Venture Value Division................................       84           109           137           239
Putnam Large Cap Growth Division............................       86           116           148           261
MetLife Mid Cap Stock Index Division........................       80            98           119           202
Neuberger Berman Partners Mid Cap Value Division............       85           112           143           249
Harris Oakmark Mid Cap Value Division.......................       85           113           143           250
MFS Mid Cap Growth Division.................................       84           109           138           240
Janus Mid Cap Division......................................       83           106           133           229
State Street Research Aggressive Growth Division............       83           107           134           232
Loomis Sayles High Yield Bond Division......................       85           112           142           248
Russell 2000(R) Index Division..............................       81           102           125           213
T. Rowe Price Small Cap Growth Division.....................       82           103           126           216
Loomis Sayles Small Cap Division............................       86           115           146           257
State Street Research Aurora Small Cap Value Division.......       86           117           151           266
Franklin Templeton Small Cap Growth Division................       86           117           151           266
PIMCO Innovation Division...................................       87           119           153           271
Scudder Global Equity Division..............................       84           109           137           238
Morgan Stanley EAFE(R) Index Division.......................       83           106           133           229
MFS Research International Division.........................       86           116           148           261
Putnam International Stock Division.........................       87           120           155           275
American Funds Global Small Capitalization Division.........       87           119           154           272


                                       A-PPA- 9

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (17)(18):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $20           $62          $106          $229
Lehman Brothers(R) Aggregate Bond Index Division............       17            51            89           193
State Street Research Income Division.......................       17            52            89           194
PIMCO Total Return Division.................................       19            60           104           224
Salomon Brothers Strategic Bond Opportunities Division......       21            64           110           238
State Street Research Diversified Division..................       18            54            94           203
MetLife Stock Index Division................................       16            49            84           183
American Funds Growth-Income Division.......................       19            59           101           218
Harris Oakmark Large Cap Value Division.....................       22            69           119           254
T. Rowe Price Large Cap Growth Division.....................       21            64           110           238
MFS Investors Trust Division................................       22            68           117           250
State Street Research Investment Trust Division.............       18            56            96           208
MFS Research Managers Division..............................       22            68           117           250
American Funds Growth Division..............................       19            60           102           222
Janus Growth Division.......................................       23            70           119           255
Davis Venture Value Division................................       21            65           111           239
Putnam Large Cap Growth Division............................       23            71           122           261
MetLife Mid Cap Stock Index Division........................       17            54            93           202
Neuberger Berman Partners Mid Cap Value Division............       22            68           116           249
Harris Oakmark Mid Cap Value Division.......................       22            68           117           250
MFS Mid Cap Growth Division.................................       21            65           111           240
Janus Mid Cap Division......................................       20            62           106           229
State Street Research Aggressive Growth Division............       20            63           108           232
Loomis Sayles High Yield Bond Division......................       22            67           115           248
Russell 2000(R) Index Division..............................       18            57            98           213
T. Rowe Price Small Cap Growth Division.....................       19            58           100           216
Loomis Sayles Small Cap Division............................       23            70           120           257
State Street Research Aurora Small Cap Value Division.......       24            73           124           266
Franklin Templeton Small Cap Growth Division................       24            73           124           266
PIMCO Innovation Division...................................       24            74           127           271
Scudder Global Equity Division..............................       21            64           110           238
Morgan Stanley EAFE(R) Index Division.......................       20            62           106           229
MFS Research International Division.........................       23            71           122           261
Putnam International Stock Division.........................       24            75           129           275
American Funds Global Small Capitalization Division.........       24            74           127           272


                                 A-PPA- 10

(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY
    WITHDRAWAL CHARGES.



(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES. THERE IS A ONE TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.



(3)PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
   ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORALITY AND EXPENSE RISK CHARGE.



(4)PRIOR TO MAY 16, 1993, WE PAID ALL EXPENSES OF THE METROPOLITAN FUND (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NONRECURRING EXPENSES) (HEREAFTER "EXPENSES"). THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(5)EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(6)THE METROPOLITAN FUND DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES. IN ADDITION, THE FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S CUSTODIAN FEES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



(7)THESE PORTFOLIOS BEGAN OPERATING ON MARCH 3, 1997. ALL EXPENSE
   INFORMATION FOR THESE PORTFOLIOS REFLECTS CURRENT EXPENSES WITHOUT ANY REIMBURSEMENT.



(8)THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. EXPENSE REIMBURSEMENT FOR THE LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO CEASED ON JULY 13, 1999. EXPENSE REIMBURSEMENT FOR THE OTHER THREE PORTFOLIOS CEASED ON NOVEMBER 9, 2000. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR ALL FOUR PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND.



(9)THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. METLIFE ADVISERS, LLC ("METLIFE ADVISERS") PAYS ALL EXPENSES IN EXCESS OF .30% AND .40% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO AND THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO, RESPECTIVELY, UNTIL EACH PORTFOLIO'S ASSETS REACH $200 MILLION, OR THROUGH APRIL 30, 2002, WHICHEVER COMES FIRST.



(10)THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(11)SUBJECT TO STATE APPROVALS, THESE PORTFOLIOS WILL BECOME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON OR ABOUT MAY 1, 2001.



(12)METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS BEGAN OPERATING ON JULY 5, 2000. PUTNAM LARGE CAP GROWTH PORTFOLIO BEGAN OPERATING ON MAY 1, 2000 AND BECAME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON JULY 5, 2000. METLIFE ADVISERS WILL PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR EACH OF THESE PORTFOLIOS UNTIL EACH PORTFOLIO'S TOTAL ASSETS REACH $100 MILLION, OR THROUGH APRIL 30, 2002, FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO, AND, THROUGH JUNE 30, 2002, FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS, WHICHEVER COMES FIRST. METLIFE ADVISERS WILL CONTINUE TO PAY THE EXPENSES OF THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS THROUGH APRIL 30, 2002, IRRESPECTIVE OF THE TOTAL NET ASSETS OF EACH PORTFOLIO. THESE ARRANGEMENTS ARE VOLUNTARY AND MAY BE TERMINATED BY METLIFE ADVISERS AT ANY TIME UPON NOTICE TO THE METROPOLITAN FUND'S BOARD OF DIRECTORS AND ITS SHAREHOLDERS. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2001. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" FOR ALL PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(13)METLIFE ADVISERS PAYS ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THIS PORTFOLIO. METLIFE ADVISERS MAY TERMINATE THIS EXPENSE AGREEMENT AT ANY TIME. THIS PORTFOLIO'S EXPENSES DID NOT EXCEED THE LIMITATION FOR THE YEAR ENDED DECEMBER 31, 2000.



(14)MET INVESTORS ADVISORY CORP. AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, FOR A PERIOD OF AT LEAST ONE YEAR FROM COMMENCEMENT OF OPERATIONS (FEBRUARY 12, 2001), THE TOTAL OF MANAGEMENT FEES AND OTHER EXPENSES OF CERTAIN PORTFOLIOS WILL NOT EXCEED, IN ANY YEAR IN WHICH THE AGREEMENT IS IN EFFECT, THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO AND 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER.



    THE AMOUNTS SHOWN ABOVE UNDER "OTHER EXPENSES AFTER REIMBURSEMENT" ARE AN ESTIMATE OF WHAT THE EXPENSES WILL BE FOR THE PERIOD ENDING DECEMBER 31, 2001, AFTER EXPENSE REIMBURSEMENT. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. ABSENT THESE EXPENSE REIMBURSEMENT ARRANGEMENTS, THE TOTAL ANNUAL PORTFOLIO EXPENSES FOR THE YEAR ENDING DECEMBER 31, 2001 ARE ESTIMATED TO BE: 1.46% FOR THE PIMCO INNOVATION PORTFOLIO, .83% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.09% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO AND .74% FOR THE PIMCO TOTAL RETURN PORTFOLIO.


                                      A-PPA- 11

(15)PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS HAS AGREED TO PAY THE OPERATING EXPENSES OF THESE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS FOR ALL OF THESE PORTFOLIOS (EXCEPT SALOMON BROTHERS U.S. GOVERNMENT WHICH IS 0.70% OF AVERAGE NET ASSETS) SUBJECT TO THE OBLIGATION OF EACH PORTFOLIO TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S EXPENSES FALL BELOW THAT PERCENTAGE. HOWEVER, NO PORTFOLIO IS OBLIGATED TO REPAY ANY EXPENSES PAID BY METLIFE ADVISERS MORE THAN TWO YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSES WERE INCURRED (THREE YEARS FOR THE MFS INVESTORS TRUST AND THE MFS RESEARCH MANAGERS PORTFOLIOS). THIS ARRANGEMENT MAY BE TERMINATED AT ANY TIME.



(16)METLIFE ADVISERS HAS VOLUNTARILY AGREED TO WAIVE OR PAY ALL EXPENSES (OTHER THAN BROKERAGE COMMISSIONS, TAXES, INTEREST AND ANY EXTRAORDINARY OR NONRECURRING EXPENSES) FOR THE JANUS GROWTH AND THE FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIOS GREATER THAN 0.95% AND 1.05%, RESPECTIVELY, OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. SUCH SUBSIDY IS SUBJECT TO EACH PORTFOLIO'S OBLIGATION TO REPAY METLIFE ADVISERS IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S TOTAL OPERATING EXPENSES FALL BELOW THE STATED EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. SUCH DEFERRED EXPENSES MAY BE CHARGED TO THE APPLICABLE PORTFOLIO IN A SUBSEQUENT YEAR TO THE EXTENT THAT THE CHARGE DOES NOT CAUSE THE TOTAL OPERATING EXPENSES IN SUCH SUBSEQUENT YEAR TO EXCEED THE EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. THE APPLICABLE PORTFOLIO, HOWEVER, IS NOT OBLIGATED TO REPAY ANY EXPENSE PAID BY METLIFE ADVISERS MORE THAN THREE YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSE WAS INCURRED. THE INFORMATION IN THE TABLE IS AN ESTIMATE OF FIRST YEAR EXPENSES.



(17)THESE EXAMPLES ASSUME THAT REIMBURSEMENT OF EXPENSES WAS IN EFFECT.



(18)THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR
    DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME
    PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR
    LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                 A-PPA- 12

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Division.... 2000      $ 9.86            $10.85         11,149
                                               1999       10.12              9.86          7,735
                                               1998       10.00(d)          10.12            793

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Income Division......... 2000       18.65             20.49         16,397
                                               1999       19.33             18.65         18,535
                                               1998       17.89             19.33         20,060
                                               1997       16.49             17.89         16,307
                                               1996       16.12             16.49         16,604
                                               1995       13.65             16.12         15,252
                                               1994       14.27             13.65         13,923
                                               1993       12.98             14.27         14,631
                                               1992       12.29             12.98          5,918
                                               1991       10.60             12.29          1,210

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                      A-PPA- 13

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Diversified Division.... 2000      $29.04            $28.98         72,259
                                               1999       27.05             29.04         75,126
                                               1998       22.89             27.05         73,897
                                               1997       19.22             22.89         62,604
                                               1996       17.00             19.22         52,053
                                               1995       13.55             17.00         42,712
                                               1994       14.15             13.55         40,962
                                               1993       12.70             14.15         31,808
                                               1992       11.75             12.70          7,375
                                               1991        9.52             11.75          1,080

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

MetLife Stock Index Division.................. 2000       44.24             39.62         83,765
                                               1999       37.08             44.24         79,702
                                               1998       29.28             37.08         71,204
                                               1997       22.43             29.28         58,817
                                               1996       18.52             22.43         43,141
                                               1995       13.70             18.52         29,883
                                               1994       13.71             13.70         23,458
                                               1993       12.67             13.71         18,202
                                               1992       11.94             12.67          8,150
                                               1991        9.32             11.94          1,666

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division....... 2000        8.93              9.92          4,947
                                               1999        9.71              8.93          3,631
                                               1998       10.00(d)           9.71            386

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division....... 2000       13.29             13.06         12,475
                                               1999       11.01             13.29          3,394
                                               1998       10.00(d)          11.01            407

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 A-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Investment Trust
  Division.................................... 2000      $40.14            $37.20         62,971
                                               1999       34.30             40.14         64,026
                                               1998       27.10             34.30         64,053
                                               1997       21.37             27.10         60,102
                                               1996       17.71             21.37         49,644
                                               1995       13.47             17.71         38,047
                                               1994       14.10             13.47         32,563
                                               1993       12.48             14.10         24,608
                                               1992       11.32             12.48          9,432
                                               1991        8.61             11.32          2,824

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Davis Venture Value Division.................. 2000       30.19(a)          30.79            917

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Putnam Large Cap Growth Division.............. 2000        9.82(a)           7.24          2,555

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division.......... 2000       10.00(a)          10.62          5,493

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value
  Division.................................... 2000       12.46             15.78          7,506
                                               1999       10.73             12.46          2,438
                                               1998       10.00(d)          10.73            297

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                      A-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

Janus Mid Cap Division........................ 2000      $37.86            $25.71         57,546
                                               1999       17.19             37.86         44,078
                                               1998       12.69             17.19         19,031
                                               1997       10.00(b)          12.69          7,417

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Aggressive Growth
  Division.................................... 2000       37.01             33.76         33,051
                                               1999       28.12             37.01         31,947
                                               1998       25.05             28.12         38,975
                                               1997       23.77             25.05         43,359
                                               1996       22.35             23.77         43,962
                                               1995       17.47             22.35         33,899
                                               1994       18.03             17.47         26,890
                                               1993       14.89             18.03         17,094
                                               1992       13.66             14.89          5,747
                                               1991        8.31             13.66          1,060

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value
Loomis Sayles High Yield Bond Division........ 2000       11.17             10.93          5,291
                                               1999        9.60             11.17          4,708
                                               1998       10.51              9.60          3,882
                                               1997       10.00(b)          10.51          2,375

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Russell 2000(R) Index Division................ 2000       12.76             12.13          9,113
                                               1999       10.53             12.76          5,395
                                               1998       10.00(d)          10.53            598

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division....... 2000       15.19             13.64         19,423
                                               1999       12.02             15.19         14,007
                                               1998       11.76             12.02         13,119
                                               1997       10.00(b)          11.76          6,932

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 A-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Division.............. 2000      $25.79(a)         $25.53            353

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Aurora Small Cap Value
  Division.................................... 2000       10.00(a)          12.25          4,095

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Scudder Global Equity Division................ 2000       15.36             14.93         11,687
                                               1999       12.43             15.36          9,323
                                               1998       10.85             12.43          7,712
                                               1997       10.00(b)          10.85          4,826

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division......... 2000       13.31             11.25          8,034
                                               1999       10.79             13.31          3,869
                                               1998       10.00(d)          10.79            342

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Putnam International Stock Division........... 2000       18.49             16.41         13,980
                                               1999       16.07             18.49         13,052
                                               1998       13.28             16.07         14,330
                                               1997       13.77             13.28         15,865
                                               1996       14.19             13.77         17,780
                                               1995       14.25             14.19         17,553
                                               1994       13.74             14.25         16,674
                                               1993        9.41             13.74          6,921
                                               1992       10.61              9.41            966
                                               1991       10.00(c)          10.61             92

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $57,902,555 as of December 31, 2000, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.


(a)


  Inception Date July 5, 2000.

(b)
  Inception Date March 3, 1997.
(c)
  Inception Date July 1, 1991.

(d)

  Inception Date November 9, 1998.

                                      A-PPA- 17

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 12 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
VARIABLE ANNUITIES

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or


                                                          [SNOOPY AND WOODSTOCK]
                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.
A-PPA- 18

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.


All IRA's receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity such as the availability of a guaranteed income for life or the death benefit.



The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as payment options, including our guarantee of income for your lifetime, they are "annuities."


AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
                                                                       A-PPA- 19

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees, except for the American Fund Portfolios.


Your investment choices are listed in the approximate risk relationship among the available Portfolios. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


The following list of investment choices includes fourteen Portfolios that, subject to state approval, we anticipate will be available on or about May 1, 2001.


                                        [SNOOPY READING MENU GRAPHIC]


  SALOMON BROTHERS U.S. GOVERNMENT
  PORTFOLIO
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
  PORTFOLIO
  STATE STREET RESEARCH INCOME PORTFOLIO
  PIMCO TOTAL RETURN PORTFOLIO
  SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES PORTFOLIO
  STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO
  METLIFE STOCK INDEX PORTFOLIO
  AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
  T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
  MFS INVESTORS TRUST PORTFOLIO
  STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO
  MFS RESEARCH MANAGERS PORTFOLIO
  AMERICAN FUNDS GROWTH PORTFOLIO
  JANUS GROWTH PORTFOLIO
  DAVIS VENTURE VALUE PORTFOLIO
  PUTNAM LARGE CAP GROWTH PORTFOLIO
  METLIFE MID CAP STOCK INDEX PORTFOLIO
  NEUBERGER BERMAN PARTNERS MID CAP VALUE
  PORTFOLIO
  HARRIS OAKMARK MID CAP VALUE PORTFOLIO
  MFS MID CAP GROWTH PORTFOLIO
  JANUS MID CAP PORTFOLIO                      FRANKLIN TEMPLETON SMALL CAP GROWTH
  STATE STREET RESEARCH AGGRESSIVE GROWTH      PORTFOLIO
  PORTFOLIO                                    PIMCO INNOVATION PORTFOLIO
  LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO      SCUDDER GLOBAL EQUITY PORTFOLIO
  RUSSELL 2000(R) INDEX PORTFOLIO              MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
  T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO     MFS RESEARCH INTERNATIONAL PORTFOLIO
  LOOMIS SAYLES SMALL CAP PORTFOLIO            PUTNAM INTERNATIONAL STOCK PORTFOLIO
  STATE STREET RESEARCH AURORA SMALL CAP       AMERICAN FUNDS GLOBAL SMALL
  VALUE PORTFOLIO                              CAPITALIZATION PORTFOLIO


    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices (including those anticipated to be available May 1, 2001) in the approximate order of risk from the most conservative to the most aggressive.

   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund. A-PPA- 20

Subject to state approval, Salomon Brothers U.S. Government, PIMCO Total Return, Salomon Brothers Strategic Bond Opportunities, American Funds Growth-Income, MFS Investors Trust, MFS Research Managers, American Funds Growth, Janus Growth, Harris Oakmark Mid Cap Value, MFS Mid Cap Growth, Franklin Templeton Small Cap Growth, PIMCO Innovation, MFS Research International and American Funds Global Small Capitalization Portfolios will be available on or about May 1, 2001.



Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. Your contract or other correspondence we send you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


*   Some of the investment divisions are not approved in your state.

* Your employer, association or other group contract holder limits the number of available investment divisions.

*   We have restricted the available investment divisions.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Fund, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available only by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Fund Portfolios are made available by the American Fund only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Fund are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Mid Cap Value and MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, formerly known as New England Investment Management, LLC, a monthly fee for its services as their investment manager. The Met Investors Fund pays


                                                                       A-PPA- 21

Met Investors Advisory Corp., formerly known as Security First Investment Management Corporation, a monthly fee for its services as its investment manager. The American Fund pays Capital Research and Management Company a monthly fee for its services as its investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund.



In addition, the Metropolitan Fund, the Zenith Fund and Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The American Fund prospectus discusses the different separate accounts of the various insurance companies that invest in that Fund. The risks of these arrangements are discussed in each Fund's prospectus.


DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities


    under which you can accumulate money:


# Non-Qualified
# Traditional IRAs (Individual
  Retirement Annuities)
# Roth IRAs (Roth Individual Retirement
  Annuities)
# SIMPLE IRAs (Savings Incentive Match
  Plan for Employees Individual
  Retirement Annuities)
# SEPs (Simplified Employee Pensions)

                                          [LINUS BUILDING SAND CASTLE]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can

   These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity). We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
            Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
A-PPA- 22
guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.


THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

[SAFE GRAPHIC]
[SCALE GRAPHIC]
[PIE CHART GRAPHIC]

[GLOBE GRAPHIC]
                                                                       A-PPA- 23

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.



The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.


PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS


If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.


ELECTRONIC APPLICATIONS
When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

                                                            [HOUR GLASS GRAPHIC]
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.

                                                   [SNOOPY AND COMPUTER GRAPHIC]
A-PPA- 24

We may do this if:

* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and

* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

    If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws;

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
A ccumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

[WOODSTOCK GRAPHIC]
                                                                       A-PPA- 25

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.


                       $500    =  50 accumulation units
                       ----
                       $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:


*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and


* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

                                                           [GIRL ADDING GRAPHIC]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
A-PPA- 26

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.


Your withdrawal may be subject to early withdrawal charges.



Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals.


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.


CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.



CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the


Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
[CHARLIE BROWN IN MONEY JAR GRAPHIC]

We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Each payment must be at least $50.
                                                                       A-PPA- 27
amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.


SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.



Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.



Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.


                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]

 If you would like to receive your systematic withdrawal payment on or about the first of the month, you should request that the payment date be the 20th day of the month.

Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
A-PPA- 28

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.
MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

[WOODSTOCK TYPING GRAPHIC]
                                                                       A-PPA- 29

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments or Account Balances any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the


  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.
      We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
A-PPA- 30
early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.


For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.



For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.


The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%


The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:
*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each

[BOY WITH MAGNIFYING GLASS GRAPHIC]
Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
                                                                       A-PPA- 31
time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.


* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.


* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.


* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.



WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY



If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the

                                                             [WOODSTOCK GRAPHIC]
A-PPA- 32
withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK

You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.


DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.


We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.


[GIRL READING GRAPHIC]
                                                                       A-PPA- 33

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options other than applying the death benefit to a pay-out option or lump-sum cash payment.



Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium and other taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in certain states.


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your life-time. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your

 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
A-PPA- 34

Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in certain states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

M  Non-Qualified         M  Roth IRA            M  SIMPLE IRA
M  Traditional IRA       M  SEP IRA

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

[SNOOPY SUNBATHING GRAPHIC]
You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.
Many times, the Owner and the Annuitant are the same person.
                                                                       A-PPA- 35

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one

                                  When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

                                                       [SNOOPY ON BEACH GRAPHIC]

A-PPA- 36
annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.


THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The

[WOODSTOCK WRITING]
                                                                       A-PPA- 37
initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

                 The AIR is stated in your contract and may range from 3% to 6%. A-PPA- 38

TRANSFERS

You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).


For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and
*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed our next business day.


CONTRACT FEE
Aone time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:
*   Insurance-related charge; and
*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

[WOODSTOCK AND MONEY]
Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
[LUCY READING GRAPHIC]
[WOODSTOCK AND MONEY GRAPHIC]
Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.

[LUCY READING GRAPHIC]
                                                                       A-PPA- 39

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.



Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction.


A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

A-PPA- 40

GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.



Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:


* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


*   After the close of the Exchange.


In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.


Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS


You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly.


[CHARLIE BROWN WITH LETTER GRAPHIC]

Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.


                                                                       A-PPA- 41

Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on or to limit any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account.


BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that


                                                [CHARLIE BROWN ON PHONE GRAPHIC]
   You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.

A-PPA- 42
you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contract owners, and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION


We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

                                                                       A-PPA- 43

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.


Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

A-PPA- 44

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.


* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).


* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.


* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.


* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Met Investors Fund or American Fund proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


                                                                       A-PPA- 45

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Fund that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6%. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3%.



We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for


                                            [SNOOPY AND WOODSTOCK SHAKE GRAPHIC]

A-PPA- 46

Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.

servicing the Deferred Annuities. These payments are not made for Income Annuities.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.
INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.


Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generating skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax advisor.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
                                                                       A-PPA- 47

GENERAL
Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your Contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

                                                            [PIGGY BANK GRAPHIC]
                                                  [SNOOPY WITH TAX BILL GRAPHIC]

A-PPA- 48

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                    Type of Contract
                             ---------------------------------------------------------------
                               Non-            Trad.         Roth         Simple
                             Qualified          IRA          IRA           IRA           SEP
                             ---------         -----         ----         ------         ---
In a series of
  substantially equal
  payments made
  annually (or more
  frequently) for life
  or life expectancy
  (SEPP)                           x              x            x             x             x
After you die                      x              x            x             x             x
After you become
totally disabled (as
defined in the Code)               x              x            x             x             x
To pay deductible
medical expenses                                  x            x             x             x
To pay medical
insurance premiums if
you are unemployed                                x            x             x             x
For qualified higher
education expenses, or                            x            x             x             x
For qualified first
time home purchases up
to $10,000                                        x            x             x             x
After December 31, 1999
for IRS levies                                    x            x             x             x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax advisor. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

MINIMUM DISTRIBUTION REQUIREMENTS

As the following table shows, under some contracts, generally you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.
                                                                       A-PPA- 49

 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
                                    [CHARLIE BROWN AND UNCLE SAM SNOOPY GRAPHIC]

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.


Required minimum distribution proposed regulations were amended in January 2001. You have the option to satisfy either the pre-2001 or post-2000 rules for any distribution attributable to the 2001 tax year. Please consult your tax advisor if you intend to take a distribution from your Traditional IRA, SIMPLE IRA or SEP contract during the 2001 tax year.


                                                  Type of Contract
                           ---------------------------------------------------------------
                             Non-            Trad.         Roth         Simple
                           Qualified          IRA          IRA           IRA           SEP
                           ---------         -----         ----         ------         ---
Age 70 1/2 Minimum
distribution rules
apply                           no            yes           no           yes           yes


It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing a pay-out option. If you intend to receive your minimum distribution which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.


NON-QUALIFIED ANNUITIES


* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the contract.


* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.


* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.
A-PPA- 50

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.


* Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.


* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.


DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


* Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.


* Possible taxation as if you were the owner of your portion of the Separate Account's assets.


* Possible limits on the number of funding options available or the frequency of transfers among them.


PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.


PARTIAL AND FULL WITHDRAWALS



Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:


*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

                                                                       A-PPA- 51

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.



INCOME ANNUITY PAYMENTS


Different tax rules apply to payments made pursuant to an income annuity pay-out option under your Contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.


The IRS has not approved the use of an exclusion amount when only part of your account balance is converted to income payments.



The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).


AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract.


A-PPA- 52

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the Contract.
Your total annual purchase payments to all your Traditional and Roth IRAs may not exceed the lesser of $2,000 or 100% of your compensation.
[LINUS WITH COIN]
In some cases, your purchase payments may be tax deductible.


If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.


If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.


In the case of joint owners, the above rules will be applied on the death of any owner.



When the owner is not a natural person, these rules will be applied on the death of any annuitant.


INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRAS AND SEPS]

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA, (or a SIMPLE IRA to a Traditional IRA after two years), without incurring Federal income taxes if certain conditions are satisfied.


* The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs are limited to the lesser of 100% of compensation or $2,000 per year. In general, a $2,000 purchase payment can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions.


*   Purchase payments in excess of this amount may be subject to a penalty tax.
                                                                       A-PPA- 53

 If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.


* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.


*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).


WITHDRAWALS AND INCOME PAYMENTS



Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.


AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.
A-PPA- 54

Annual purchase payments to your IRAs, including Roth IRAs, may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except for "spousal" IRAs.
[WOODSTOCK GRAPHIC]

PURCHASE PAYMENTS


Roth IRA purchase payments are non-deductible and are limited to the lesser of 100% of compensation or $2,000 per year. You may contribute up to the annual purchase payment limit in 2001 if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:


           Status                        Income
----------------------------- -----------------------------
         Individual                 $95,000--$110,000
   Married filing jointly          $150,000--$160,000
  Married filing separately            $0--$10,000

- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

-  You can contribute to a Roth IRA after age 70 1/2.

- If you exceed the purchase payment limits you may be subject to a tax penalty.

- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS


Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:


*   The withdrawal is made:

- At least five taxable years after your first purchase payment to a Roth IRA, and

*   The withdrawal is made:


-  On or after the date you reach age 59 1/2;


-  Upon your death or disability; or

-  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

In addition, if you withdraw converted money in 1998, 1999 or 2000 which received the special four year income inclusion treatment
                                                                       A-PPA- 55

If you are married but file separately, you may not convert an existing IRA into a Roth IRA.

discussed later, the withdrawal will be included in income in the year of the withdrawal (in addition to the amounts to be included under the four year income inclusion election). The total aggregate amount to be included in income shall not exceed the total taxable amount of the conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/ rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your adjusted gross income does not exceed $100,000 in the year you convert.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.) For conversions that occurred in 1998, you could have elected to include the taxable amount in income over a four year period beginning in 1998.

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law now allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

AFTER DEATH


Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of

A-PPA- 56
your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.



If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.



SIMPLE IRAS AND SEPS ANNUITIES



The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax advisor.


                                                                       A-PPA- 57

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     7
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    35
FINANCIAL STATEMENTS OF METLIFE.......... ..........    81


[PEANUTS GANG GRAPHIC]

A-PPA- 58

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                               Non-Qualified        IRA, SIMPLE IRA
                               Deferred Annuities   and SEP Deferred
                               and Income           Annuities and
                               Annuities            Income Annuities(1)
California...................  2.35%                0.5%(2)
Maine........................  2.0%                 --
Nevada.......................  3.5%                 --
Puerto Rico..................  1.0%                 1.0%
South Dakota.................  1.25%                --
West Virginia................  1.0%                 1.0%
Wyoming......................  1.0%                 --


----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(A) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(A) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2001 METROPOLITAN LIFE INSURANCE COMPANY


[LUCY'S TAXES GRAPHICS]
                                                                       A-PPA- 59

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust



[ ]American Funds Insurance Series


[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
Attn: Brian Mack

485E US Highway 1 South, 4th Floor

Iselin, NJ 08830

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

ADDRESS SERVICE REQUESTED

                                 [METLIFE LOGO]

DEFERRED
ANNUITIES

AVAILABLE:


     --  TSA


     --  PEDC


     --  Keogh


     --  403(a)


INCOME ANNUITIES
AVAILABLE:

     --  TSA


     --  PEDC


     --  Keogh


     --  403(a)



A WORD ABOUT
INVESTMENT RISK:



An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:


     --  a bank
      deposit or
      obligation;



     --  federally insured or guaranteed; or



     -- endorsed by any bank or other financial institution other than MetLife.

                                                               MAY 1, 2001


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").

--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), series of the New England
Zenith Fund ("Zenith Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met
Investors Fund") and funds of the American Funds
Insurance Series ("American Fund"). For your convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT*           METLIFE MID CAP STOCK INDEX
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX     NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH INCOME                HARRIS OAKMARK MID CAP VALUE*
  PIMCO TOTAL RETURN*                         MFS MID CAP GROWTH*
  SALOMON BROTHERS STRATEGIC BOND             JANUS MID CAP
  OPPORTUNITIES*                              STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED           LOOMIS SAYLES HIGH YIELD BOND
  CALVERT SOCIAL BALANCED                     RUSSELL 2000(R) INDEX
  METLIFE STOCK INDEX                         T. ROWE PRICE SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME*               LOOMIS SAYLES SMALL CAP
  HARRIS OAKMARK LARGE CAP VALUE              STATE STREET RESEARCH AURORA SMALL CAP VALUE
  T. ROWE PRICE LARGE CAP GROWTH              FRANKLIN TEMPLETON SMALL CAP GROWTH*
  MFS INVESTORS TRUST*                        PIMCO INNOVATION*
  STATE STREET RESEARCH INVESTMENT TRUST      SCUDDER GLOBAL EQUITY
   (FORMERLY STATE STREET RESEARCH GROWTH)    MORGAN STANLEY EAFE(R) INDEX
  MFS RESEARCH MANAGERS*                      MFS RESEARCH INTERNATIONAL*
  AMERICAN FUNDS GROWTH*                      PUTNAM INTERNATIONAL STOCK
  JANUS GROWTH*                               AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION*
  DAVIS VENTURE VALUE
  PUTNAM LARGE CAP GROWTH



*These Portfolios are anticipated to be available on or about May 1, 2001, subject to state approval.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E, which you should know before investing.
Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-59 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company

485 E US Highway 1 South, 4th Floor

Iselin, NJ 08830
Attention: Brian Mack
Phone: (800) 553-4459
                                   [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund, American Fund and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ...........   B-PPA-4
TABLE OF EXPENSES.................. ..................   B-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  B-PPA-13
METLIFE....................... .......................  B-PPA-20
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  B-PPA-20
VARIABLE ANNUITIES.................. .................  B-PPA-20
   A Deferred Annuity.................................  B-PPA-21
   An Income Annuity..................................  B-PPA-21
YOUR INVESTMENT CHOICES............... ...............  B-PPA-22
DEFERRED ANNUITIES.................. .................  B-PPA-24
   The Deferred Annuity and Your Retirement Plan......  B-PPA-24
   Automated Investment Strategies....................  B-PPA-25
   Purchase Payments..................................  B-PPA-26
      Allocation of Purchase Payments.................  B-PPA-26
      Limits on Purchase Payments.....................  B-PPA-27
   The Value of Your Investment.......................  B-PPA-27
   Transfers..........................................  B-PPA-28
   Access to Your Money...............................  B-PPA-29
      Systematic Withdrawal Program for TSA Deferred
        Annuities.....................................  B-PPA-29
      Minimum Distribution............................  B-PPA-31
   Contract Fee.......................................  B-PPA-31
   Charges............................................  B-PPA-31
      Insurance-Related Charge........................  B-PPA-31
      Investment-Related Charge.......................  B-PPA-32
   Premium and Other Taxes............................  B-PPA-32
   Early Withdrawal Charges...........................  B-PPA-33
      When No Early Withdrawal Charge Applies.........  B-PPA-34
      When A Different Early Withdrawal Charge May
        Apply.........................................  B-PPA-37
   Free Look..........................................  B-PPA-37
   Death Benefit......................................  B-PPA-38
   Pay-out Options (or Income Options)................  B-PPA-38
INCOME ANNUITIES................... ..................  B-PPA-39
   Income Payment Types...............................  B-PPA-40
   Allocation.........................................  B-PPA-42
   Minimum Size of Your Income Payment................  B-PPA-42
   The Value of Your Income Payments..................  B-PPA-42


B-PPA- 2

   Transfers..........................................  B-PPA-43
   Contract Fee.......................................  B-PPA-44
   Charges............................................  B-PPA-44
      Insurance-Related Charge........................  B-PPA-44
      Investment-Related Charge.......................  B-PPA-44
   Premium and Other Taxes............................  B-PPA-45
   Free Look..........................................  B-PPA-45
GENERAL INFORMATION................. .................  B-PPA-45
   Administration.....................................  B-PPA-45
      Purchase Payments...............................  B-PPA-45
      Confirming Transactions.........................  B-PPA-46
      Processing Transactions.........................  B-PPA-46
        By Telephone or Internet......................  B-PPA-47
        After Your Death..............................  B-PPA-48
        Third Party Requests..........................  B-PPA-48
        Valuation.....................................  B-PPA-48
   Advertising Performance............................  B-PPA-48
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  B-PPA-49
   Voting Rights......................................  B-PPA-50
   Who Sells the Deferred Annuities and Income
      Annuities.......................................  B-PPA-51
   Financial Statements...............................  B-PPA-52
   Your Spouse's Rights...............................  B-PPA-52
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-52
INCOME TAXES..................... ....................  B-PPA-53
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  B-PPA-59
APPENDIX FOR PREMIUM TAX TABLE............ ...........  B-PPA-60
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM.. ..  B-PPA-61


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        B-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you the day we receive all documents in good order. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

B-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE


The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.



EXCHANGE



In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund or American Fund.


METLIFE


MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. MetLife will notify you and provide you with the address of your MetLife Designated Office.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or

                                                                        B-PPA- 5
more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC contracts, "you" means the trustee. For Keogh contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

B-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund expenses for the fiscal year ending December 31, 2000:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%


METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets) (6)


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
                                                 MANAGEMENT         BEFORE           BEFORE
                                                    FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................       .25              .12               .37
State Street Research Income
  Portfolio (4)(5)...........................       .33              .05               .38
State Street Research Diversified
  Portfolio (4)(5)...........................       .43              .03               .46
MetLife Stock Index Portfolio (4)............       .25              .03               .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................       .75              .19               .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................       .64              .14               .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .47              .03               .50
Janus Growth Portfolio (5)(10)(11)(16).......       .80              .29              1.09
Putnam Large Cap Growth Portfolio (5)(12)....       .80              .59              1.39
MetLife Mid Cap Stock Index Portfolio (12)...       .25              .58               .83
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................       .70              .19               .89
Janus Mid Cap Portfolio (5)(7)...............       .66              .04               .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .69              .04               .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................       .70              .18               .88
Russell 2000(R) Index Portfolio (9)(10)......       .25              .30               .55
T. Rowe Price Small Cap Growth
  Portfolio (5)(7)...........................       .52              .06               .58

                                                                  C-D=E
                                                              TOTAL EXPENSES
                                                     D            AFTER
                                               REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................       .00             .37
State Street Research Income
  Portfolio (4)(5)...........................       .00             .38
State Street Research Diversified
  Portfolio (4)(5)...........................       .00             .46
MetLife Stock Index Portfolio (4)............       .00             .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................       .00             .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................       .00             .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .00             .50
Janus Growth Portfolio (5)(10)(11)(16).......       .14             .95
Putnam Large Cap Growth Portfolio (5)(12)....       .39            1.00
MetLife Mid Cap Stock Index Portfolio (12)...       .38             .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................       .00             .89
Janus Mid Cap Portfolio (5)(7)...............       .00             .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .00             .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................       .00             .88
Russell 2000(R) Index Portfolio (9)(10)......       .00             .55
T. Rowe Price Small Cap Growth
  Portfolio (5)(7)...........................       .00             .58


                                       B-PPA- 7

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .85              .20              1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .90              .71              1.61
Scudder Global Equity Portfolio (5)(7)...                 .61              .17               .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .30              .48               .78
Putnam International Stock Portfolio (4)(5)...            .90              .24              1.14

                                                                        C-D=E
                                                                    TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .00            1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .56            1.05
Scudder Global Equity Portfolio (5)(7)...                 .00             .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .08             .70
Putnam International Stock Portfolio (4)(5)...            .00            1.14


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .55              .16               .71
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................       .65              .13               .78
MFS Investors Trust Portfolio (10)(11)(15)...       .75              .82              1.57
MFS Research Managers
  Portfolio (10)(11)(15).....................       .75              .50              1.25
Davis Venture Value Portfolio................       .75              .04               .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .75              .21               .96
Loomis Sayles Small Cap Portfolio (5)(13)....       .90              .06               .96

                                                                  C-D=E
                                                              TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .01            .70
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................       .00            .78
MFS Investors Trust Portfolio (10)(11)(15)...       .67            .90
MFS Research Managers
  Portfolio (10)(11)(15).....................       .35            .90
Davis Venture Value Portfolio................       .00            .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .06            .90
Loomis Sayles Small Cap Portfolio (5)(13)....       .00            .96


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (17).......       .70              .18              .88

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (17).......       .00            .88


MET INVESTORS FUND                            A              B              C                D              A+C=E
ANNUAL EXPENSES                           MANAGEMENT    MANAGEMENT    OTHER EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
                                         FEES (BEFORE   FEES (AFTER       BEFORE           AFTER            BEFORE
(as a percentage of average net assets)  FEE WAIVER)    FEE WAIVER)   REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return
  Portfolio (11)(14)..............            .50           .41            .24              .24               .74
MFS Mid Cap Growth
  Portfolio (5)(11)(14)...........            .65           .62            .18              .18               .83
PIMCO Innovation Portfolio (11)(14)...       1.05           .69            .41              .41              1.46
MFS Research International
  Portfolio (5)(11)(14)...........            .80           .71            .29              .29              1.09

MET INVESTORS FUND                                           E-F=G
ANNUAL EXPENSES                                F         TOTAL EXPENSES
                                           WAIVER AND   AFTER WAIVER AND
(as a percentage of average net assets)  REIMBURSEMENT   REIMBURSEMENT
---------------------------------------  -------------------------------
PIMCO Total Return
  Portfolio (11)(14)..............            .09              .65
MFS Mid Cap Growth
  Portfolio (5)(11)(14)...........            .03              .80
PIMCO Innovation Portfolio (11)(14)...        .36             1.10
MFS Research International
  Portfolio (5)(11)(14)...........            .09             1.00


                                                                             C             A+B+C=D
                                             A              B          OTHER EXPENSES   TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES            MANAGEMENT       12b-1            BEFORE           BEFORE
(as a percentage of average net assets)     FEES           FEES        REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (5)(11).......                  .34            .25               .01              .60
American Funds Growth
  Portfolio (5)(11).......                  .36            .25               .02              .63
American Funds Global Small
  Capitalization Portfolio (5)(11)...       .80            .25               .06             1.11

                                                            D-E=F
                                                        TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES                  E            AFTER
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (5)(11).......                     .00            .60
American Funds Growth
  Portfolio (5)(11).......                     .00            .63
American Funds Global Small
  Capitalization Portfolio (5)(11)...          .00           1.11


                                 B-PPA- 8

EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (18):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $83          $106          $133          $229
Lehman Brothers(R) Aggregate Bond Index Division............       79            96           115           193
State Street Research Income Division.......................       79            96           116           194
PIMCO Total Return Division.................................       82           105           130           224
Salomon Brothers Strategic Bond Opportunities Division......       84           109           137           238
State Street Research Diversified Division..................       80            99           120           203
Calvert Social Balanced Division............................       85           112           142           248
MetLife Stock Index Division................................       78            93           110           183
American Funds Growth-Income Vision.........................       82           103           127           218
Harris Oakmark Large Cap Value Division.....................       85           114           145           254
T. Rowe Price Large Cap Growth Division.....................       84           109           137           238
MFS Investors Trust Division................................       85           113           143           250
State Street Research Investment Trust Division.............       81           100           122           208
MFS Research Managers Division..............................       85           113           143           250
American Funds Growth Division..............................       82           104           129           222
Janus Growth Division.......................................       85           114           146           255
Davis Venture Value Division................................       84           109           137           239
Putnam Large Cap Growth Division............................       86           116           148           261
MetLife Mid Cap Stock Index Division........................       80            98           119           202
Neuberger Berman Partners Mid Cap Value Division............       85           112           143           249
Harris Oakmark Mid Cap Value Division.......................       85           113           143           250
MFS Mid Cap Growth Division.................................       84           109           138           240
Janus Mid Cap Division......................................       83           106           133           229
State Street Research Aggressive Growth Division............       83           107           134           232
Loomis Sayles High Yield Bond Division......................       85           112           142           248
Russell 2000(R) Index Division..............................       81           102           125           213
T. Rowe Price Small Cap Growth Division.....................       82           103           126           216
Loomis Sayles Small Cap Division............................       86           115           146           257
State Street Research Aurora Small Cap Value Division.......       86           117           151           266
Franklin Templeton Small Cap Growth Division................       86           117           151           266
PIMCO Innovation Division...................................       87           119           153           271
Scudder Global Equity Division..............................       84           109           137           238
Morgan Stanley EAFE(R) Index Division.......................       83           106           133           229
MFS Research International Division.........................       86           116           148           261
Putnam International Stock Division.........................       87           120           155           275
American Funds Global Small Capitalization Division.........       87           119           154           272


                                       B-PPA- 9

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (18)(19):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $20           $62          $106          $229
Lehman Brothers(R) Aggregate Bond Index Division............       17            51            89           193
State Street Research Income Division.......................       17            52            89           194
PIMCO Total Return Division.................................       19            60           104           224
Salomon Brothers Strategic Bond Opportunities Division......       21            64           110           238
State Street Research Diversified Division..................       18            54            94           203
Calvert Social Balanced Division............................       22            67           115           248
MetLife Stock Index Division................................       16            49            84           183
American Funds Growth-Income Division.......................       19            59           101           218
Harris Oakmark Large Cap Value Division.....................       22            69           119           254
T. Rowe Price Large Cap Growth Division.....................       21            64           110           238
MFS Investors Trust Division................................       22            68           117           250
State Street Research Investment Trust Division.............       18            56            96           208
MFS Research Managers Division..............................       22            68           117           250
American Funds Growth Division..............................       19            60           102           222
Janus Growth Division.......................................       23            70           119           255
Davis Venture Value Division................................       21            65           111           239
Putnam Large Cap Growth Division............................       23            71           122           261
MetLife Mid Cap Stock Index Division........................       17            54            93           202
Neuberger Berman Partners Mid Cap Value Division............       22            68           116           249
Harris Oakmark Mid Cap Value Division.......................       22            68           117           250
MFS Mid Cap Growth Division.................................       21            65           111           240
Janus Mid Cap Division......................................       20            62           106           229
State Street Research Aggressive Growth Division............       20            63           108           232
Loomis Sayles High Yield Bond Division......................       22            67           115           248
Russell 2000(R) Index Division..............................       18            57            98           213
T. Rowe Price Small Cap Growth Division.....................       19            58           100           216
Loomis Sayles Small Cap Division............................       23            70           120           257
State Street Research Aurora Small Cap Value Division.......       24            73           124           266
Franklin Templeton Small Cap Growth Division................       24            73           124           266
PIMCO Innovation Division...................................       24            74           127           271


                                 B-PPA- 10


Scudder Global Equity Division..............................      $21         $64         $110         $238
Morgan Stanley EAFE(R) Index Division.......................       20          62          106          229
MFS Research International Division.........................       23          71          122          261
Putnam International Stock Division.........................       24          75          129          275
American Funds Global Small Capitalization Division.........       24          74          127          272



(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.



(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES. THERE IS A ONE TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT-OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.



(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.



(4)PRIOR TO MAY 16, 1993, WE PAID ALL EXPENSES OF THE METROPOLITAN FUND (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NONRECURRING EXPENSES) (HEREAFTER "EXPENSES"). THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(5) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(6)THE METROPOLITAN FUND DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES. IN ADDITION, THE FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S CUSTODIAN FEES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



(7)THESE PORTFOLIOS BEGAN OPERATING ON MARCH 3, 1997. ALL EXPENSE
   INFORMATION FOR THESE PORTFOLIOS REFLECTS CURRENT EXPENSES WITHOUT ANY REIMBURSEMENT.



(8)THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. EXPENSE REIMBURSEMENT FOR THE LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO CEASED ON JULY 13, 1999. EXPENSE REIMBURSEMENT FOR THE OTHER THREE PORTFOLIOS CEASED ON NOVEMBER 9, 2000. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR ALL FOUR PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND.



(9) THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. METLIFE ADVISERS, LLC ("METLIFE ADVISERS") PAYS ALL EXPENSES IN EXCESS OF .30% AND .40% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO AND THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO, RESPECTIVELY, UNTIL EACH PORTFOLIO'S ASSETS REACH $200 MILLION, OR THROUGH APRIL 30, 2002, WHICHEVER COMES FIRST.



(10)THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(11)SUBJECT TO STATE APPROVALS, THESE PORTFOLIOS WILL BECOME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON OR ABOUT MAY 1, 2001.



(12) METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS BEGAN OPERATING ON JULY 5, 2000. PUTNAM LARGE CAP GROWTH PORTFOLIO BEGAN OPERATING ON MAY 1, 2000 AND BECAME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON JULY 5, 2000. METLIFE ADVISERS WILL PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR EACH OF THESE PORTFOLIOS UNTIL EACH PORTFOLIO'S TOTAL ASSETS REACH $100 MILLION, OR THROUGH APRIL 30, 2002, FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO, AND, THROUGH JUNE 30, 2002, FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS, WHICHEVER COMES FIRST. METLIFE ADVISERS WILL CONTINUE TO PAY THE EXPENSES OF THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS THROUGH APRIL 30, 2002, IRRESPECTIVE OF THE TOTAL NET ASSETS OF EACH PORTFOLIO. THESE ARRANGEMENTS ARE VOLUNTARY AND MAY BE TERMINATED BY METLIFE ADVISERS AT ANY TIME UPON NOTICE TO THE METROPOLITAN FUND'S BOARD OF DIRECTORS AND ITS SHAREHOLDERS. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2001. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" FOR ALL PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(13) METLIFE ADVISERS PAYS ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THIS PORTFOLIO. METLIFE ADVISERS MAY TERMINATE THIS EXPENSE AGREEMENT AT ANY TIME. THIS PORTFOLIO'S EXPENSES DID NOT EXCEED THE LIMITATION FOR THE YEAR ENDED DECEMBER 31, 2000.


                                      B-PPA- 11

(14) MET INVESTORS ADVISORY CORP. AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, FOR A PERIOD OF AT LEAST ONE YEAR FROM COMMENCEMENT OF OPERATIONS (FEBRUARY 12, 2001), THE TOTAL OF MANAGEMENT FEES AND OTHER EXPENSES OF CERTAIN PORTFOLIOS WILL NOT EXCEED, IN ANY YEAR IN WHICH THE AGREEMENT IS IN EFFECT, THE FOLLOWING
      PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO AND 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER.



      THE AMOUNTS SHOWN ABOVE UNDER "OTHER EXPENSES AFTER REIMBURSEMENT" ARE AN ESTIMATE OF WHAT THE EXPENSES WILL BE, FOR THE PERIOD ENDING DECEMBER 31, 2001, AFTER EXPENSE REIMBURSEMENT. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. ABSENT THESE EXPENSE REIMBURSEMENT ARRANGEMENTS, THE TOTAL ANNUAL PORTFOLIO EXPENSES FOR THE YEAR ENDING DECEMBER 31, 2001 ARE ESTIMATED TO BE: 1.46% FOR THE PIMCO INNOVATION PORTFOLIO, .83% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.09% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO AND .74% FOR THE PIMCO TOTAL RETURN PORTFOLIO.



(15) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS HAS AGREED TO PAY OPERATING EXPENSES OF THESE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS FOR ALL OF THESE PORTFOLIOS (EXCEPT SALOMON BROTHERS U.S. GOVERNMENT WHICH IS 0.70% OF AVERAGE NET ASSETS) SUBJECT TO THE OBLIGATION OF EACH PORTFOLIO TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S EXPENSES FALL BELOW THAT PERCENTAGE. HOWEVER, NO PORTFOLIO IS OBLIGATED TO REPAY ANY EXPENSES PAID BY METLIFE ADVISERS MORE THAN TWO YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSES WERE INCURRED (THREE YEARS FOR THE MFS INVESTORS TRUST AND THE MFS RESEARCH MANAGERS PORTFOLIOS). THIS ARRANGEMENT MAY BE TERMINATED AT ANY TIME.



(16) METLIFE ADVISERS HAS VOLUNTARILY AGREED TO WAIVE OR PAY ALL EXPENSES (OTHER THAN BROKERAGE COMMISSIONS, TAXES, INTEREST AND ANY EXTRAORDINARY OR NONRECURRING EXPENSES) FOR THE JANUS GROWTH AND THE FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIOS GREATER THAN 0.95% AND 1.05%, RESPECTIVELY, OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. SUCH SUBSIDY IS SUBJECT TO EACH PORTFOLIO'S OBLIGATION TO REPAY METLIFE ADVISERS IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S TOTAL OPERATING EXPENSES FALL BELOW THE STATED EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. SUCH DEFERRED EXPENSES MAY BE CHARGED TO THE APPLICABLE PORTFOLIO IN A SUBSEQUENT YEAR TO THE EXTENT THAT THE CHARGE DOES NOT CAUSE THE TOTAL OPERATING EXPENSES IN SUCH SUBSEQUENT YEAR TO EXCEED THE EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. THE APPLICABLE PORTFOLIO, HOWEVER, IS NOT OBLIGATED TO REPAY ANY EXPENSE PAID BY METLIFE ADVISERS MORE THAN THREE YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSE WAS INCURRED. THE INFORMATION IN THE TABLE IS AN ESTIMATE OF FIRST YEAR EXPENSES.



(17) THE PORTFOLIO HAS AN OFFSET EXPENSE ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNVESTED CASH BALANCES. THE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THIS PORTFOLIO DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



(18)  THESE EXAMPLES ASSUME THAT REIMBURSEMENT OF EXPENSES WAS IN EFFECT.



(19) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                 B-PPA- 12

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division.... 2000      $ 9.86            $10.85         11,149
                                                     1999       10.12              9.86          7,735
                                                     1998       10.00(e)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Income Division............... 2000       18.65             20.49         16,397
                                                     1999       19.33             18.65         18,535
                                                     1998       17.89             19.33         20,060
                                                     1997       16.49             17.89         16,307
                                                     1996       16.12             16.49         16,604
                                                     1995       13.65             16.12         15,252
                                                     1994       14.27             13.65         13,923
                                                     1993       12.98             14.27         14,631
                                                     1992       12.29             12.98          5,918
                                                     1991       10.60             12.29          1,210

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                      B-PPA- 13

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
State Street Research Diversified Division.......... 2000      $29.04            $28.98         75,259
                                                     1999       27.05             29.04         75,126
                                                     1998       22.89             27.05         73,897
                                                     1997       19.22             22.89         62,604
                                                     1996       17.00             19.22         52,053
                                                     1995       13.55             17.00         42,712
                                                     1994       14.15             13.55         40,962
                                                     1993       12.70             14.15         31,808
                                                     1992       11.75             12.70          7,375
                                                     1991        9.52             11.75          1,080

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Calvert Social Balanced Division.................... 2000       28.21             26.99          1,527
                                                     1999       25.45             28.21          1,453
                                                     1998       22.16             25.45          1,367
                                                     1997       18.68             22.16          1,181
                                                     1996       16.80             18.68            995
                                                     1995       13.11             16.80            787
                                                     1994       13.71             13.11            630
                                                     1993       12.86             13.71            473
                                                     1992       12.10             12.86            239
                                                     1991       10.58             12.10             63

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MetLife Stock Index Division........................ 2000      $44.24            $39.62         83,765
                                                     1999       37.08             44.24         79,702
                                                     1998       29.28             37.08         71,204
                                                     1997       22.43             29.28         58,817
                                                     1996       18.52             22.43         43,141
                                                     1995       13.70             18.52         29,883
                                                     1994       13.71             13.70         23,458
                                                     1993       12.67             13.71         18,202
                                                     1992       11.94             12.67          8,150
                                                     1991        9.32             11.94          1,666

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division............. 2000        8.93              9.92          4,947
                                                     1999        9.71              8.93          3,631
                                                     1998       10.00(e)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division............. 2000       13.29             13.06         12,475
                                                     1999       11.01             13.29          3,394
                                                     1998       10.00(e)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
State Street Research Investment Trust Division..... 2000      $40.14            $37.20         62,971
                                                     1999       34.30             40.14         64,026
                                                     1998       27.10             34.30         64,053
                                                     1997       21.37             27.10         60,102
                                                     1996       17.71             21.37         49,644
                                                     1995       13.47             17.71         38,047
                                                     1994       14.10             13.47         32,563
                                                     1993       12.48             14.10         24,608
                                                     1992       11.32             12.48          9,432
                                                     1991        8.61             11.32          2,824

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Davis Venture Value Division........................ 2000       30.19(a)          30.79            917

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Putnam Large Cap Growth Division.................... 2000        9.82(a)           7.24          2,555

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division................ 2000       10.00(a)          10.62          5,493

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value Division.... 2000       12.46             15.78          7,506
                                                     1999       10.73             12.46          2,438
                                                     1998       10.00(e)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Janus Mid Cap Division.............................. 2000      $37.86            $25.71         57,546
                                                     1999       17.19             37.86         44,078
                                                     1998       12.69             17.19         19,031
                                                     1997       10.00(c)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2000       37.01             33.76         33,051
                                                     1999       28.12             37.01         31,947
                                                     1998       25.05             28.12         38,975
                                                     1997       23.77             25.05         43,359
                                                     1996       22.35             23.77         43,962
                                                     1995       17.47             22.35         33,899
                                                     1994       18.03             17.47         26,890
                                                     1993       14.89             18.03         17,094
                                                     1992       13.66             14.89          5,747
                                                     1991        8.31             13.66          1,060

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Loomis Sayles High Yield Bond Division.............. 2000       11.17             10.93          5,291
                                                     1999        9.60             11.17          4,708
                                                     1998       10.51              9.60          3,882
                                                     1997       10.00(c)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Russell(R) 2000 Index Division...................... 2000      $12.76            $12.13          9,113
                                                     1999       10.53             12.76          5,395
                                                     1998       10.00(e)          10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division............. 2000       15.19             13.64         19,423
                                                     1999       12.02             15.19         14,007
                                                     1998       11.76             12.02         13,119
                                                     1997       10.00(c)          11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.................... 2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aurora Small Cap Value         2000       10.00(a)          12.25          4,095
  Division..........................................

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Scudder Global Equity Division...................... 2000       15.36             14.93         11,687
                                                     1999       12.43             15.36          9,323
                                                     1998       10.85             12.43          7,712
                                                     1997       10.00(c)          10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Morgan Stanley EAFE(R) Index Division............... 2000      $13.31            $11.25          8,034
                                                     1999       10.79             13.31          3,869
                                                     1998       10.00(e)          10.79            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Putnam International Stock Division................. 2000       18.49             16.41         13,980
                                                     1999       16.07             18.49         13,052
                                                     1998       13.28             16.07         14,330
                                                     1997       13.77             13.28         15,865
                                                     1996       14.19             13.77         17,780
                                                     1995       14.25             14.19         17,553
                                                     1994       13.74             14.25         16,674
                                                     1993        9.41             13.74          6,921
                                                     1992       10.61              9.41            966
                                                     1991       10.00(d)          10.61             92

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $57,902,555 as of December 31, 2000, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.



(a)

  Inception Date July 5, 2000.

(b)
  Inception Date September 17, 1990.

(c)
  Inception Date March 3, 1997.

(d)
  Inception Date July 1, 1991.

(e)
  Inception Date November 9, 1998.

                                      B-PPA- 19

METLIFE
Metropolitan Life Insurance Company ("MetLife") is a wholly-

         owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010.
MetLife, was formed under laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 12 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on
          September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable
Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or


[SNOOPY AND WOODSTOCK GRAPHIC]
B-PPA- 20

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.


The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."



All TSA, PEDC, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.

[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
                                                                       B-PPA- 21

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees, except for the American Fund Portfolios.



Your investment choices are listed in the approximate risk relationship among the available Portfolios. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up. The following list of investment choices includes fourteen Portfolios that, subject to state approval, we anticipate will be available on or about May 1, 2001.


                                          [SNOOPY READING MENU GRAPHIC]


  Salomon Brothers U.S. Government
  Portfolio
  Lehman Brothers(R) Aggregate
  Bond Index Portfolio
  State Street Research Income
  Portfolio
  PIMCO Total Return Portfolio
  Salomon Brothers Strategic Bond
  Opportunities Portfolio
  State Street Research
  Diversified Portfolio
  Calvert Social Balanced
  Portfolio
  MetLife Stock Index Portfolio
  American Funds Growth-Income
  Portfolio
  Harris Oakmark Large Cap Value
  Portfolio
  T. Rowe Price Large Cap Growth
  Portfolio
  MFS Investors Trust Portfolio
  State Street Research Investment
  Trust Portfolio
  MFS Research Managers Portfolio
  American Funds Growth Portfolio
  Janus Growth Portfolio
  Davis Venture Value Portfolio
  Putnam Large Cap Growth
  Portfolio                         Loomis Sayles Small Cap
  MetLife Mid Cap Stock Index       Portfolio
  Portfolio                         State Street Research Aurora
  Neuberger Berman Partners Mid     Small Cap Value Portfolio
  Cap Value Portfolio               Franklin Templeton Small Cap
  Harris Oakmark Mid Cap Value      Growth Portfolio
  Portfolio                         PIMCO Innovation Portfolio
  MFS Mid Cap Growth Portfolio      Scudder Global Equity Portfolio
  Janus Mid Cap Portfolio           Morgan Stanley EAFE(R) Index
  State Street Research Aggressive  Portfolio
  Growth Portfolio                  MFS Research International
  Loomis Sayles High Yield Bond     Portfolio
  Portfolio                         Putnam International Stock
  Russell 2000(R) Index Portfolio   Portfolio
  T. Rowe Price Small Cap Growth    American Funds Global Small
  Portfolio                         Capitalization Portfolio


    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate options.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices (including those anticipated to be available May 1, 2001) in the approximate order of risk from the most conservative to the most aggressive.

   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. B-PPA- 22

Subject to state approval, Salomon Brothers U.S. Government, PIMCO Total Return, Salomon Brothers Strategic Bond Opportunities, American Funds Growth-Income, MFS Investors Trust, MFS Research Managers, American Funds Growth, Janus Growth, Harris Oakmark Mid Cap Value, MFS Mid Cap Growth, Franklin Templeton Small Cap Growth, PIMCO Innovation, MFS Research International and American Funds Global Small Capitalization Portfolios will be available on or about May 1, 2001.



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we send you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


*   Some of the investment divisions are not approved in your state.

* Your employer, association or other group contract holder limits the number of available investment divisions.

*   We have restricted the available investment divisions.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Met Investors Fund or the American Fund, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available only by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Fund Portfolios are made available by the Calvert Fund and the American Fund, respectively, only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Calvert Social Balanced, the Harris Oakmark Mid Cap Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.


                                                                       B-PPA- 23

The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, formerly known as New England Investment Management, LLC, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Met Investors Fund pays Met Investors Advisory Corp., formerly known as Security First Investment Management Corporation, a monthly fee for its services as its investment manager. The American Fund pays Capital Research and Management Company a monthly fee for its services as its investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund.



In addition, the Metropolitan Fund, Zenith Fund and Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The American Fund prospectus discusses the different separate accounts of the various insurance companies that invest in that Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   TSA (Tax Sheltered Annuity)

    *   PEDC (Public Employee Deferred Compensation)

    *   Keogh (Keogh plans under sec.401)

    *   403(a) (Qualified Annuity plans under sec.403(a))

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or
* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to


                                            [LINUS BUILDING SAND CASTLE GRAPHIC]
   These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity). B-PPA- 24 investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you.
   These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain - you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.


THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. [SAFE GRAPHIC]
[SCALE GRAPHIC]

[PIE CHART GRAPHIC]
                                                                       B-PPA- 25
back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.


THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.



The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.


PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an

                                                                 [GLOBE GRAPHIC]
                                                            [HOUR GLASS GRAPHIC]
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
B-PPA- 26
effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (Except under a PEDC Deferred Annuity).

* For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

[WOODSTOCK GRAPHIC]
                                                                       B-PPA- 27

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.


                       $500    =  50 accumulation units
                       ----
                       $10


CALCULATING THE ACCUMULATION UNIT VALUE


Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:


*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and


* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

                                                      [MARCIE WITH A CALCULATOR]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
B-PPA- 28

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.


Your withdrawal may be subject to early withdrawal charges.



Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.

SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES


If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals.



If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.


Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
[CHARLIE BROWN IN MONEY JAR GRAPHIC]
We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Each payment must be at least $50. Tax law generally prohibits withdrawals from TSA Deferred Annuities before you reach age 59 1/2.
                                                                       B-PPA- 29

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.



CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.


SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.


Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.



Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect


  If you elect to receive payments through this program, you must either be over
     59 1/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.
                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
 If you would like to receive your systematic withdrawal payment by the first of the month you should request that the payment date be the 20th of the prior month.
B-PPA- 30
the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

*   There is no contract fee for certain TSA Deferred Annuities.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE
You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for

Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.
                                                                       B-PPA- 31
general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments or Account Balances any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
B-PPA- 32

EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.



For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.



For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.


The early withdrawal charge on purchase payments withdrawn is as follows:

                       During Purchase Payment/Contract Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.


The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.


[WOODSTOCK TYPING GRAPHIC]

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
                                                                       B-PPA- 33

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.


* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.


* Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual installments

 Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.

                                        [FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
B-PPA- 34
    based on the following percentages of your Account Balance for that year's withdrawal:

                                  Contract Year
         Year                     1*      2      3       4         5
         Percentage               20%    25%    33 1/3% 50%    remainder
         * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

*   If you retire:

     -- For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.

     --   For the PEDC Deferred Annuity, if you retire.

     -- For certain TSA Deferred Annuities, if you retired before the contract was purchased (including money transferred from

                                                                       B-PPA- 35
          other investment vehicles on a tax free basis plus earnings on that money).

*   If you leave your job:

     -- For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.

     -- For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.

     -- For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

     -- For certain TSA Deferred Annuities, if you left your job before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.

* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.


* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


B-PPA- 36

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
       Year                     1     2     3     4     5    6 and Beyond
       Percentage              5%    4%    3%    2%    1%         0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                                 After the Transfer
         Year                     1     2     3     4     5    6 and Beyond
         Percentage              5%    4%    3%    2%    1%         0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look"


[WOODSTOCK GRAPHIC]

[MARCIE READING GRAPHIC]
                                                                       B-PPA- 37
varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.


DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred
     Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under a Keogh Deferred Annuity the death benefit is paid to the plan's trustee. If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.


We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.



Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options other than applying the death benefit to a pay-out option or lump-sum cash payment.



Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range

           There is no death benefit for the unallocated Keogh Deferred Annuity. B-PPA- 38 of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium and other taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in certain states.


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-

The pay-out phase is often referred to as either "annuitizing" your contract or an income annuity.

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
                                                                       B-PPA- 39
out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in certain states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*   TSA

*   PEDC

*   Keogh

*   403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.
* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency

      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

                                                                         [SNOOPY
                                                                      SUNBATHING
                                                                        GRAPHIC]
                     Many times the Owner and the Annuitant are the same person. B-PPA- 40 with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living. LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received

[SNOOPY ON BEACH GRAPHIC]
When deciding how to receive income, consider:

                                                                       B-PPA- 41

- The amount of income
  you need;

- The amount you expect
  to receive from other
  sources;

- The growth potential of
  other investments; and

- How long you would
  like your income to last.

equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a

                 The AIR is stated in your contract and may range from 3% to 6%.

                                                                         [SNOOPY
                                                                            WITH
                                                                          ADDING
                                                                         MACHINE
                                                                        GRAPHIC]
B-PPA- 42
lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS

You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).


For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division (or Fixed Income Option) to which you want to transfer; and
*   The investment division from which you want to transfer.
We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

[WOODSTOCK AND MONEY GRAPHIC]
Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
                                                                       B-PPA- 43

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed our next business day.


CONTRACT FEE
Aone time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value. B-PPA- 44

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations."
    We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.


Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK
You may cancel your Income Annuity within a certain time period.

    This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.


GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.



Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we


[CHARLIE BROWN WITH LETTER GRAPHIC]

[LUCY READING GRAPHIC]
You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
                                                                       B-PPA- 45

         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.


receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


*   After the close of the Exchange.


In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.


Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS


You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on or to limit any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account.

B-PPA- 46

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.


Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

[CHARLIE BROWN ON PHONE GRAPHIC]
You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree. This does not apply if you have a Keogh Deferred Annuity or Income Annuity.
                                                                       B-PPA- 47

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contracts owners, and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION


We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment
      divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

B-PPA- 48
expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.


Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Fund Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred
      Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will

                                                                       B-PPA- 49
also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.


* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).


* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.


* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.


* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund or American Fund proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuities, participants may

B-PPA- 50
instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund, Calvert Fund or American Fund that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6%. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3%.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an

[SNOOPY AND WOODSTOCK SHAKE HANDS GRAPHIC]
                                                                       B-PPA- 51
amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.



From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisement in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.


FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less

B-PPA- 52
than $15,000. If we cancel a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information.

For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.


Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generating skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax advisor.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL
Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

PURCHASE PAYMENTS
Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.

Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

[PIGGY BANK GRAPHIC]
                                                                       B-PPA- 53

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



WITHDRAWALS AND INCOME PAYMENTS



Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.


If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts, you can only transfer such amounts to another PEDC plan.


Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.


Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.



It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing a pay-out option.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax advisor.



Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in


   Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. B-PPA- 54

January 2001. These proposed regulations are generally effective for the 2002 distribution year. The plan participant may elect, however, to compute his or her required distributions for 2001 under these new rules.


WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. This does not apply to PEDC annuities.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                          Type of Contract
                                    -----------------------------
                                    TSA         Keogh      403(a)
                                    ---         -----      ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy, after you have
separated from service               x            x          x
After you die                        x            x          x
After you become totally disabled
(as defined in the Code)             x            x          x
To pay deductible medical expenses   x            x          x
After separation from service if
you are over age 55                  x            x          x
After December 31, 1999 for IRS
levies                               x            x          x


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax advisor. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.



If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.


MANDATORY 20% WITHHOLDING (EXCEPT PEDC)

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

[SNOOPY WITH TAX BILL GRAPHIC]

[CHARLIE BROWN AND SNOOPY GRAPHIC]
                                                                       B-PPA- 55

Generally, an "eligible rollover distribution" is any taxable amount you receive from your contract. However, it does not include taxable distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.


For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.


You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.


TSA ANNUITIES

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

B-PPA- 56

WITHDRAWALS
If you are under 59 1/2, you cannot withdraw money from your Contract unless the withdrawal:
* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

*   Is directly transferred to other sec.403(b) arrangements;

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you die, leave your job or become disabled (as defined by the Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.


See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.



LOANS



If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.



Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

GENERAL

PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457 of the Code. The plans

[WOODSTOCK GRAPHIC]
You may be subject to the
10% penalty tax if you
withdraw money before
you turn age 59 1/2.

                                                                       B-PPA- 57
are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, monies in your Contract can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)


The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. There are some additional rules that apply; consult your tax advisor.


SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).


403(a)


GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

B-PPA- 58

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     7
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    35
FINANCIAL STATEMENTS OF METLIFE.......... ..........    81


[PEANUTS GANG GRAPHIC]

                                                                       B-PPA- 59

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                          Keogh and         PEDC
                           TSA Deferred   403(a) Deferred   Deferred and
                           and Income     and Income        Income
                           Annuities      Annuities         Annuities(1)
California...............  0.5%           0.5%              2.35%
Maine....................  --             --                --
Nevada...................  --             --                --
Puerto Rico..............  1.0%           1.0%              1.0%
South Dakota.............  --             --                --
West Virginia............  1.0%           1.0%              1.0%
Wyoming..................  --             --                --


----------------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH DEFERRED AND INCOME ANNUITIES."

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2001 METROPOLITAN LIFE INSURANCE COMPANY


[LUCY'S TAXES GRAPHICS]
B-PPA- 60

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                                                       B-PPA- 61

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust


[ ] Calvert Social Balanced Portfolio


[ ]American Funds Insurance Series


[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
Attn: Brian Mack

485E US Highway 1 South, 4th Floor

Iselin, NJ 08830

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

ADDRESS SERVICE REQUESTED

                                                               MAY 1, 2001


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuity ("income annuity").

--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through the Metropolitan Life Separate
Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series
Fund, Inc. ("Metropolitan Fund"), series of the New
England Zenith Fund ("Zenith Fund"), portfolios of the
Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Fund"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT*          METLIFE MID CAP STOCK INDEX
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH INCOME               HARRIS OAKMARK MID CAP VALUE*
  PIMCO TOTAL RETURN*                        MFS MID CAP GROWTH*
  SALOMON BROTHERS STRATEGIC BOND            JANUS MID CAP
  OPPORTUNITIES*                             STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES HIGH YIELD BOND
  METLIFE STOCK INDEX                        RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME*              T. ROWE PRICE SMALL CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE             LOOMIS SAYLES SMALL CAP
  T. ROWE PRICE LARGE CAP GROWTH             STATE STREET RESEARCH AURORA SMALL CAP
  MFS INVESTORS TRUST*                       VALUE
  STATE STREET RESEARCH INVESTMENT TRUST     FRANKLIN TEMPLETON SMALL CAP GROWTH*
  (FORMERLY STATE STREET RESEARCH GROWTH)    PIMCO INNOVATION*
  MFS RESEARCH MANAGERS*                     SCUDDER GLOBAL EQUITY
  AMERICAN FUNDS GROWTH*                     MORGAN STANLEY EAFE(R) INDEX
  JANUS GROWTH*                              MFS RESEARCH INTERNATIONAL*
  DAVIS VENTURE VALUE                        PUTNAM INTERNATIONAL STOCK
  PUTNAM LARGE CAP GROWTH                    AMERICAN FUNDS GLOBAL SMALL
                                             CAPITALIZATION*



*These Portfolios are anticipated to be available on or about May 1, 2001, subject to state approval.


HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 63 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company

485E US Highway 1 South, 4th Floor

Iselin, NJ 08830
Attention: Brian Mack
Phone: (800) 553-4459
                                   [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund and American Fund prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.


DEFERRED ANNUITIES AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

INCOME ANNUITY AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or

     -- endorsed by any bank or other financial institution, other than MetLife.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ...........   C-PPA-4
TABLE OF EXPENSES.................. ..................   C-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  C-PPA-13
METLIFE....................... .......................  C-PPA-19
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  C-PPA-19
VARIABLE ANNUITIES.................. .................  C-PPA-19
   A Deferred Annuity.................................  C-PPA-20
   An Income Annuity..................................  C-PPA-20
YOUR INVESTMENT CHOICES............... ...............  C-PPA-21
DEFERRED ANNUITIES.................. .................  C-PPA-23
   The Deferred Annuity and Your Retirement Plan......  C-PPA-24
   Automated Investment Strategies....................  C-PPA-24
   Purchase Payments..................................  C-PPA-25
      Allocation of Purchase Payments.................  C-PPA-26
      Automated Purchase Payments.....................  C-PPA-26
      Limits on Purchase Payments.....................  C-PPA-26
   The Value of Your Investment.......................  C-PPA-26
   Transfers..........................................  C-PPA-27
   Access to Your Money...............................  C-PPA-28
      Systematic Withdrawal Program...................  C-PPA-28
      Minimum Distribution............................  C-PPA-30
   Contract Fee.......................................  C-PPA-30
   Charges............................................  C-PPA-30
      Insurance-Related Charge........................  C-PPA-30
      Investment-Related Charge.......................  C-PPA-31
   Premium and Other Taxes............................  C-PPA-31
   Early Withdrawal Charges...........................  C-PPA-32
      When No Early Withdrawal Charge Applies.........  C-PPA-33
      When A Different Early Withdrawal Charge May
        Apply.........................................  C-PPA-35
   Free Look..........................................  C-PPA-36
   Death Benefit......................................  C-PPA-36
   Pay-out Options (or Income Options)................  C-PPA-37
INCOME ANNUITY.................... ...................  C-PPA-38
   Income Payment Types...............................  C-PPA-39
   Minimum Size of Your Income Payment................  C-PPA-40
   The Value of Your Income Payments..................  C-PPA-40
   Transfers..........................................  C-PPA-42


C-PPA- 2

   Contract Fee.......................................  C-PPA-42
   Charges............................................  C-PPA-42
      Insurance-Related Charge........................  C-PPA-42
      Investment-Related Charge.......................  C-PPA-43
   Premium and Other Taxes............................  C-PPA-43
   Free Look..........................................  C-PPA-43
GENERAL INFORMATION................. .................  C-PPA-44
   Administration.....................................  C-PPA-44
      Purchase Payments...............................  C-PPA-44
      Confirming Transactions.........................  C-PPA-44
      Processing Transactions.........................  C-PPA-45
        By Telephone or Internet......................  C-PPA-45
        After Your Death..............................  C-PPA-46
        Third Party Requests..........................  C-PPA-46
        Valuation.....................................  C-PPA-46
   Advertising Performance............................  C-PPA-47
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  C-PPA-48
   Voting Rights......................................  C-PPA-48
   Who Sells the Deferred Annuities and Income
      Annuities ......................................  C-PPA-49
   Financial Statements...............................  C-PPA-50
   Your Spouse's Rights...............................  C-PPA-50
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  C-PPA-50
INCOME TAXES..................... ....................  C-PPA-51
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  C-PPA-63
APPENDIX FOR PREMIUM TAX TABLE............ ...........  C-PPA-64


MetLife does not intend to offer the Deferred Annuities or income annuity anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or income annuity other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        C-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW
ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you the day we receive all documents in good order. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or

[SNOOPY WITH POINTER GRAPHIC]

C-PPA- 4

Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE


The early withdrawal charge is an amount we deduct from your Account, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.



EXCHANGE



In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".


INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Fund.


METLIFE


MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. MetLife will notify you and provide you with the address of your MetLife Designated Office.

                                                                        C-PPA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.

C-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund expenses for the fiscal year ending December 31, 2000:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .20%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................              .95%


METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets) (6)


                                                                      B
                                                     A          OTHER EXPENSES
                                                 MANAGEMENT         BEFORE
                                                    FEES        REIMBURSEMENT
------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................       .25              .12
State Street Research Income
  Portfolio (4)(5)...........................       .33              .05
State Street Research Diversified
  Portfolio (4)(5)...........................       .43              .03
MetLife Stock Index Portfolio (4)............       .25              .03
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................       .75              .19
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................       .64              .14
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .47              .03
Janus Growth Portfolio (5)(10)(11)(16).......       .80              .29
Putnam Large Cap Growth Portfolio (5)(12)....       .80              .59
MetLife Mid Cap Stock Index Portfolio (12)...       .25              .58
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................       .70              .19
Janus Mid Cap Portfolio (5)(7)...............       .66              .04
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .69              .04
Loomis Sayles High Yield Bond
  Portfolio (7)..............................       .70              .18
Russell 2000(R) Index Portfolio (9)(10)......       .25              .30

                                                   A+B=C                           C-D=E
                                               TOTAL EXPENSES                  TOTAL EXPENSES
                                                   BEFORE             D            AFTER
                                               REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  ----------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................        .37              .00            .37
State Street Research Income
  Portfolio (4)(5)...........................        .38              .00            .38
State Street Research Diversified
  Portfolio (4)(5)...........................        .46              .00            .46
MetLife Stock Index Portfolio (4)............        .28              .00            .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................        .94              .00            .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................        .78              .00            .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................        .50              .00            .50
Janus Growth Portfolio (5)(10)(11)(16).......       1.09              .14            .95
Putnam Large Cap Growth Portfolio (5)(12)....       1.39              .39           1.00
MetLife Mid Cap Stock Index Portfolio (12)...        .83              .38            .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................        .89              .00            .89
Janus Mid Cap Portfolio (5)(7)...............        .70              .00            .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................        .73              .00            .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................        .88              .00            .88
Russell 2000(R) Index Portfolio (9)(10)......        .55              .00            .55


                                       C-PPA- 7

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio (5)(7)...        .52               .06              .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .85               .20             1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .90               .71             1.61
Scudder Global Equity Portfolio (5)(7)...                 .61               .17              .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .30               .48              .78
Putnam International Stock Portfolio (4)(5)...            .90               .24             1.14

                                                                        C-D=E
                                                                    TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
T. Rowe Price Small Cap Growth Portfolio (5)(7)...         .00            .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                       .00           1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                       .56           1.05
Scudder Global Equity Portfolio (5)(7)...                  .00            .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...          .08            .70
Putnam International Stock Portfolio (4)(5)...             .00           1.14


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .55               .16              .71
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................       .65               .13              .78
MFS Investors Trust Portfolio (10)(11)(15)...       .75               .82             1.57
MFS Research Managers
  Portfolio (10)(11)(15).....................       .75               .50             1.25
Davis Venture Value Portfolio................       .75               .04              .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .75               .21              .96
Loomis Sayles Small Cap Portfolio (5)(13)....       .90               .06              .96

                                                                  C-D=E
                                                              TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................        .01            .70
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................        .00            .78
MFS Investors Trust Portfolio (10)(11)(15)...        .67            .90
MFS Research Managers
  Portfolio (10)(11)(15).....................        .35            .90
Davis Venture Value Portfolio................        .00            .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................        .06            .90
Loomis Sayles Small Cap Portfolio (5)(13)....        .00            .96



MET INVESTORS FUND
                                                  A              B              C                D              A+C=E
                                              MANAGEMENT    MANAGEMENT    OTHER EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              FEES (BEFORE   FEES (AFTER       BEFORE           AFTER            BEFORE
(as a percentage of average net assets) (5)  FEE WAIVER)    FEE WAIVER)   REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (11)(14)...          .50           .41            .24              .24               .74
MFS Mid Cap Growth Portfolio (5)(11)(14)...       .65           .62            .18              .18               .83
PIMCO Innovation Portfolio (11)(14)...           1.05           .69            .41              .41              1.46
MFS Research International
  Portfolio (5)(11)(14).............              .80           .71            .29              .29              1.09

                                                                E-F=G
MET INVESTORS FUND                                          TOTAL EXPENSES
                                                   F            AFTER
                                                 WAIVER         WAIVER
ANNUAL EXPENSES                                   AND            AND
(as a percentage of average net assets) (5)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (11)(14)...           .09            .65
MFS Mid Cap Growth Portfolio (5)(11)(14)...        .03            .80
PIMCO Innovation Portfolio (11)(14)...             .36           1.10
MFS Research International
  Portfolio (5)(11)(14).............               .09           1.00


                                                                             C             A+B+C=D
                                             A              B          OTHER EXPENSES   TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES            MANAGEMENT       12b-1            BEFORE           BEFORE
(as a percentage of average net assets)     FEES           FEES        REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (11)(5).......                  .34            .25               .01              .60
American Funds Growth
  Portfolio (11)(5).......                  .36            .25               .02              .63
American Funds Global Small
  Capitalization Portfolio (11)(5)...       .80            .25               .06             1.11

                                                            D-E=F
                                                        TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES                  E            AFTER
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (11)(5).......                     .00            .60
American Funds Growth
  Portfolio (11)(5).......                     .00            .63
American Funds Global Small
  Capitalization Portfolio (11)(5)...          .00           1.11


                                 C-PPA- 8

EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (17):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $80           $97          $117          $197
Lehman Brothers(R) Aggregate Bond Index Division............       76            87            99           160
State Street Research Income Division.......................       76            87           100           161
PIMCO Total Return Division.................................       79            95           114           191
Salomon Brothers Strategic Bond Opportunities Division......       81            99           121           205
State Street Research Diversified Division..................       77            89           104           170
MetLife Stock Index Division................................       75            84            94           150
American Funds Growth-Income Division.......................       79            94           111           186
Harris Oakmark Large Cap Value Division.....................       82           104           129           223
T. Rowe Price Large Cap Growth Division.....................       81            99           121           205
MFS Investors Trust Division................................       82           103           127           218
State Street Research Investment Trust Division.............       78            91           106           174
MFS Research Managers Division..............................       82           103           127           218
American Funds Growth Division..............................       79            95           113           189
Janus Growth Division.......................................       82           105           130           224
Davis Venture Value Division................................       81           100           122           207
Putnam Large Cap Growth Division............................       83           106           133           229
MetLife Mid Cap Stock Index Division........................       77            89           103           169
Neuberger Berman Partners Mid Cap Value Division............       82           103           127           217
Harris Oakmark Mid Cap Value Division.......................       82           103           127           218
MFS Mid Cap Growth Division.................................       81           100           122           208
Janus Mid Cap Division......................................       80            97           117           197
State Street Research Aggressive Growth Division............       80            98           118           200
Loomis Sayles High Yield Bond Division......................       82           103           126           216
Russell 2000(R) Index Division..............................       78            92           109           180
T. Rowe Price Small Cap Growth Division.....................       78            93           110           183
Loomis Sayles Small Cap Division............................       82           105           131           225
State Street Research Aurora Small Cap Value Division.......       83           108           135           234
Franklin Templeton Small Cap Growth Division................       83           108           135           234
PIMCO Innovation Division...................................       84           109           138           240
Scudder Global Equity Division..............................       81            99           121           205
Morgan Stanley EAFE(R) Index Division.......................       80            97           117           197
MFS Research International Division.........................       83           106           133           229
Putnam International Stock Division.........................       84           111           140           244
American Funds Global Small Capitalization Division.........       84           110           138           241


                                       C-PPA- 9

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (17)(18);



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $17           $52          $ 90          $197
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           160
State Street Research Income Division.......................       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers Strategic Bond Opportunities Division......       18            55            95           205
State Street Research Diversified Division..................       14            45            78           170
MetLife Stock Index Division................................       13            39            68           150
American Funds Growth-Income Division.......................       16            49            85           186
Harris Oakmark Large Cap Value Division.....................       19            60           103           223
T. Rowe Price Large Cap Growth Division.....................       18            55            95           205
MFS Investors Trust Division................................       19            59           101           218
State Street Research Investment Trust Division.............       15            46            80           174
MFS Research Managers Division..............................       19            59           101           218
American Funds Growth Division..............................       16            50            87           189
Janus Growth Division.......................................       19            60           104           224
Davis Venture Value Division................................       18            55            95           207
Putnam Large Cap Growth Division............................       20            62           106           229
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Neuberger Berman Partners Mid Cap Value Division............       19            58           100           217
Harris Oakmark Mid Cap Value Division.......................       19            59           101           218
MFS Mid Cap Growth Division.................................       18            56            96           208
Janus Mid Cap Division......................................       17            52            90           197
State Street Research Aggressive Growth Division............       17            53            92           200
Loomis Sayles High Yield Bond Division......................       19            58           100           216
Russell 2000(R) Index Division..............................       15            48            82           180
T. Rowe Price Small Cap Growth Division.....................       16            49            84           183
Loomis Sayles Small Cap Division............................       20            61           104           225
State Street Research Aurora Small Cap Value Division.......       21            63           109           234
Franklin Templeton Small Cap Growth Division................       21            63           109           234
PIMCO Innovation Division...................................       21            65           111           240
Scudder Global Equity Division..............................       18            55            95           205
Morgan Stanley EAFE(R) Index Division.......................       17            52            90           197
MFS Research International Division.........................       20            62           106           229
Putnam International Stock Division.........................       21            66           113           244
American Funds Global Small Capitalization Division.........       21            65           112           241



(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.



(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.


                                 C-PPA- 10

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
    ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORALITY AND EXPENSE RISK CHARGE.



(4) PRIOR TO MAY 16, 1993, WE PAID ALL EXPENSES OF THE METROPOLITAN FUND (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NONRECURRING EXPENSES) (HEREAFTER "EXPENSES"). THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(5) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(6) THE METROPOLITAN FUND DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES. IN ADDITION, THE FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S CUSTODIAN FEES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



(7) THESE PORTFOLIOS BEGAN OPERATING ON MARCH 3, 1997. ALL EXPENSE INFORMATION FOR THESE PORTFOLIOS REFLECTS CURRENT EXPENSES WITHOUT ANY REIMBURSEMENT.



(8) THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. EXPENSE REIMBURSEMENT FOR THE LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO CEASED ON JULY 13, 1999. EXPENSE REIMBURSEMENT FOR THE OTHER THREE PORTFOLIOS CEASED ON NOVEMBER 9, 2000. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR ALL FOUR PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND.



(9) THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. METLIFE ADVISERS, LLC ("METLIFE ADVISERS") PAYS ALL EXPENSES IN EXCESS OF .30% AND .40% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO AND THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO, RESPECTIVELY, UNTIL EACH PORTFOLIO'S ASSETS REACH $200 MILLION, OR THROUGH APRIL 30, 2002, WHICHEVER COMES FIRST.



(10) THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(11)  SUBJECT TO STATE APPROVALS, THESE PORTFOLIOS WILL BECOME
      AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON OR ABOUT MAY 1, 2001.



(12) METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS BEGAN OPERATING ON JULY 5, 2000. PUTNAM LARGE CAP GROWTH PORTFOLIO BEGAN OPERATING ON MAY 1, 2000 AND BECAME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON JULY 5, 2000. METLIFE ADVISERS WILL PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR EACH OF THESE PORTFOLIOS UNTIL EACH PORTFOLIO'S TOTAL ASSETS REACH $100 MILLION, OR THROUGH APRIL 30, 2002, FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO, AND, THROUGH JUNE 30, 2002, FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS, WHICHEVER COMES FIRST. METLIFE ADVISERS WILL CONTINUE TO PAY THE EXPENSES OF THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS THROUGH APRIL 30, 2002, IRRESPECTIVE OF THE TOTAL NET ASSETS OF EACH PORTFOLIO. THESE ARRANGEMENTS ARE VOLUNTARY AND MAY BE TERMINATED BY METLIFE ADVISERS AT ANY TIME UPON NOTICE TO THE METROPOLITAN FUND'S BOARD OF DIRECTORS AND ITS SHAREHOLDERS. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2001. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" FOR ALL PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(13) METLIFE ADVISERS PAYS ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THIS PORTFOLIO. METLIFE ADVISERS MAY TERMINATE THIS EXPENSE AGREEMENT AT ANY TIME. THIS PORTFOLIO'S EXPENSES DID NOT EXCEED THE LIMITATION FOR THE YEAR ENDED DECEMBER 31, 2000.



(14) MET INVESTORS ADVISORY CORP. AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, FOR A PERIOD OF AT LEAST ONE YEAR FROM COMMENCEMENT OF OPERATIONS (FEBRUARY 12,
      2001), THE TOTAL OF MANAGEMENT FEES AND OTHER EXPENSES OF CERTAIN PORTFOLIOS WILL NOT EXCEED, IN ANY YEAR IN WHICH THE AGREEMENT IS IN EFFECT, THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO AND 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER.



      THE AMOUNTS SHOWN ABOVE UNDER "OTHER EXPENSES AFTER REIMBURSEMENT" ARE AN ESTIMATE OF WHAT THE EXPENSES WILL BE, FOR THE PERIOD ENDING DECEMBER 31, 2001, AFTER EXPENSE REIMBURSEMENT. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. ABSENT THESE EXPENSE REIMBURSEMENT ARRANGEMENTS, THE TOTAL ANNUAL PORTFOLIO EXPENSES FOR THE YEAR ENDING DECEMBER 31, 2001 ARE ESTIMATED TO BE: 1.46% FOR THE PIMCO INNOVATION PORTFOLIO, .83% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.09% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO AND .74% FOR THE PIMCO TOTAL RETURN PORTFOLIO.



(15) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS HAS AGREED TO PAY OPERATING EXPENSES OF THESE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS FOR ALL OF THESE PORTFOLIOS (EXCEPT SALOMON BROTHERS U.S. GOVERNMENT WHICH IS 0.70% OF AVERAGE NET ASSETS) SUBJECT TO THE OBLIGATION OF EACH PORTFOLIO TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S EXPENSES FALL BELOW THAT PERCENTAGE. HOWEVER, NO PORTFOLIO IS OBLIGATED TO REPAY ANY EXPENSES PAID BY METLIFE ADVISERS MORE THAN TWO YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSES WERE INCURRED (THREE YEARS FOR THE MFS INVESTORS TRUST AND THE MFS RESEARCH MANAGERS PORTFOLIOS). THIS ARRANGEMENT MAY BE TERMINATED AT ANY TIME.


                                      C-PPA- 11

(16) METLIFE ADVISERS HAS VOLUNTARILY AGREED TO WAIVE OR PAY ALL EXPENSES (OTHER THAN BROKERAGE COMMISSIONS, TAXES, INTEREST AND ANY EXTRAORDINARY OR NONRECURRING EXPENSES) FOR THE JANUS GROWTH AND THE FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIOS GREATER THAN 0.95% AND 1.05%, RESPECTIVELY, OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. SUCH SUBSIDY IS SUBJECT TO EACH PORTFOLIO'S OBLIGATION TO REPAY METLIFE ADVISERS IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S TOTAL OPERATING EXPENSES FALL BELOW THE STATED EXPENSE LIMIT OF 0.95% AND 1.05%, RESPECTIVELY. SUCH DEFERRED EXPENSES MAY BE CHARGED TO THE APPLICABLE PORTFOLIO IN A SUBSEQUENT YEAR TO THE EXTENT THAT THE CHARGE DOES NOT CAUSE THE TOTAL OPERATING EXPENSES IN SUCH SUBSEQUENT YEAR TO EXCEED THE EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. THE APPLICABLE PORTFOLIO, HOWEVER, IS NOT OBLIGATED TO REPAY ANY EXPENSE PAID BY METLIFE ADVISERS MORE THAN THREE YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSE WAS INCURRED. THE INFORMATION IN THE TABLE IS AN ESTIMATE OF FIRST YEAR EXPENSES.



(17)  THESE EXAMPLES ASSUME THAT REIMBURSEMENT OF EXPENSES WAS IN
      EFFECT.



(18) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                 C-PPA- 12

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Division.... 2000      $ 9.89            $10.92             65
                                               1999       10.12              9.89             61
                                               1998       10.00(d)          10.12             11

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Income Division......... 2000       34.38             37.87            106
                                               1999       35.52             34.38            114
                                               1998       32.77             35.52            161
                                               1997       30.13             32.77            139
                                               1996       29.36             30.13            128
                                               1995       24.79             29.36            123
                                               1994       25.83             24.79            125
                                               1993       23.43             25.83            151
                                               1992       22.12             23.43              0
                                               1991       19.02             22.12              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                      C-PPA- 13

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Diversified Division.... 2000      $42.85            $42.89            354
                                               1999       39.79             42.85            365
                                               1998       33.57             39.79            415
                                               1997       28.11             33.57            390
                                               1996       24.78             28.11            371
                                               1995       19.69             24.78            346
                                               1994       20.51             19.69            341
                                               1993       18.36             20.51            360
                                               1992       16.93             18.36             50
                                               1991       13.68             16.93              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

MetLife Stock Index Division.................. 2000       49.39             44.36            793
                                               1999       41.28             49.39            733
                                               1998       32.50             41.28            748
                                               1997       24.83             32.50            701
                                               1996       20.44             24.83            629
                                               1995       15.07             20.44            518
                                               1994       15.04             15.07            432
                                               1993       13.86             15.04            399
                                               1992       13.02             13.86             12
                                               1991       10.13             13.02              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division....... 2000        8.96              9.98             12
                                               1999        9.72              8.96             15
                                               1998       10.00(d)           9.72              2

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division....... 2000       13.33             13.14             78
                                               1999       11.01             13.33             29
                                               1998       10.00(d)          11.01              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 C-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

State Street Research Investment Trust
  Division.................................... 2000      $89.41            $83.10            396
                                               1999       76.19             89.41            399
                                               1998       60.00             76.19            445
                                               1997       47.19             60.00            443
                                               1996       38.99             47.19            402
                                               1995       29.57             38.99            334
                                               1994       30.85             29.57            296
                                               1993       27.22             30.85            258
                                               1992       24.63             27.22              5
                                               1991       18.67             24.63              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Davis Venture Value Division.................. 2000       30.70(a)          31.36              4

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Putnam Large Cap Growth Division.............. 2000        9.82(a)           7.25              5

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division.......... 2000       10.00(a)          10.64             20

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value
  Division.................................... 2000       12.50             15.88             33
                                               1999       10.73             12.50              8
                                               1998       10.00(d)          10.73              5

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value



                                      C-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Janus Mid Cap Division........................ 2000      $38.18            $26.00            294
                                               1999       17.29             38.18            239
                                               1998       12.72             17.29            100
                                               1997       10.00(b)          12.72             54
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Aggressive Growth
  Division.................................... 2000       56.52             51.71            266
                                               1999       42.82             56.52            265
                                               1998       38.02             42.82            321
                                               1997       35.98             38.02            340
                                               1996       33.72             35.98            341
                                               1995       26.29             33.72            254
                                               1994       27.05             26.29            189
                                               1993       22.26             27.05            163
                                               1992       20.37             22.26              1
                                               1991       12.35             20.37              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Loomis Sayles High Yield Bond Division........ 2000       11.26             11.05             33
                                               1999        9.65             11.26             35
                                               1998       10.53              9.65             33
                                               1997       10.00(b)          10.53             15

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Russell 2000(R) Index Division................ 2000       12.81             12.20             59
                                               1999       10.53             12.81             37
                                               1998       10.00(d)          10.53             16

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                 C-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Division....... 2000      $15.32            $13.79            110
                                               1999       12.08             15.32             75
                                               1998       11.79             12.08             94
                                               1997       10.00(b)          11.79             85

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.............. 2000       26.26(a)          26.04              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Aurora Small Cap Value
  Division.................................... 2000       10.00(a)          12.27             30

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Scudder Global Equity Division................ 2000       15.49             15.10             64
                                               1999       12.49             15.49             64
                                               1998       10.88             12.49             88
                                               1997       10.00(b)          10.88             62

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division......... 2000       13.36             11.32             63
                                               1999       10.80             13.36             50
                                               1998       10.00(d)          10.80             13

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


                                      C-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

Putnam International Stock Division........... 2000      $18.96            $16.88            284
                                               1999       16.43             18.96            272
                                               1998       13.54             16.43            318
                                               1997       13.99             13.54            324
                                               1996       14.38             13.99            368
                                               1995       14.40             14.38            396
                                               1994       13.84             14.40            446
                                               1993        9.45             13.84            339
                                               1992       10.63              9.45              1
                                               1991       10.00(c)          10.63              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $57,902,555 as of December 31, 2000, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.



(a)


  Inception Date July 5, 2000.


(b)
  Inception Date March 3, 1997.

(c)
  Inception Date July 1, 1991.

(d)
  Inception Date November 9, 1998.

                                 C-PPA- 18

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 12 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on

[SNOOPY AND WOODSTOCK]
                                                                       C-PPA- 19
the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.


The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."



All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life and the death benefit, for acquiring the Deferred Annuity.


AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

                 [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

An Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
C-PPA- 20

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees, except for the American Fund Portfolios.



Your investment choices are listed in the approximate risk relationship among the available Portfolios. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



The following list of investment choices includes fourteen Portfolios that, subject to state approval, we anticipate will be available on or about May 1, 2001:

                                          [SNOOPY READING MENU GRAPHIC]

Salomon Brothers U.S. Government Portfolio


Lehman Brothers(R) Aggregate Bond Index Portfolio


State Street Research Income Portfolio


PIMCO Total Return Portfolio


Salomon Brothers Strategic Bond Opportunities Portfolio


State Street Research Diversified Portfolio


MetLife Stock Index Portfolio


American Funds Growth-Income Portfolio


Harris Oakmark Large Cap Value Portfolio


T. Rowe Price Large Cap Growth Portfolio


MFS Investors Trust Portfolio


State Street Research Investment Trust Portfolio


MFS Research Managers Portfolio


American Funds Growth Portfolio


Janus Growth Portfolio


Davis Venture Value Portfolio


Putnam Large Cap Growth Portfolio


MetLife Mid Cap Stock Index Portfolio


Neuberger Berman Partners Mid Cap Value Portfolio


Harris Oakmark Mid Cap Value Portfolio


MFS Mid Cap Growth Portfolio


Janus Mid Cap Portfolio


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices (including those anticipated to be available May 1, 2001) in the approximate order of risk from the most conservative to the most aggressive.

The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
                                                                       C-PPA- 21

  State Street Research Aggressive Growth Portfolio
  Loomis Sayles High Yield Bond Portfolio

  Russell 2000(R) Index Portfolio


  T. Rowe Price Small Cap Growth Portfolio


  Loomis Sayles Small Cap Portfolio


  State Street Research Aurora Small Cap Value Portfolio


  Franklin Templeton Small Cap Growth Portfolio


  PIMCO Innovation Portfolio


  Scudder Global Equity Portfolio


  Morgan Stanley EAFE(R) Index Portfolio


  MFS Research International Portfolio


  Putnam International Stock Portfolio


  American Funds Global Small Capitalization Portfolio



Subject to state approval, Salomon Brothers U.S. Government, PIMCO Total Return, Salomon Brothers Strategic Bond Opportunities, American Funds Growth-Income, MFS Investors Trust, MFS Research Managers, American Funds Growth, Janus Growth, Harris Oakmark Mid Cap Value, MFS Mid Cap Growth, Franklin Templeton Small Cap Growth, PIMCO Innovation, MFS Research International and American Funds Global Small Capitalization Portfolios will be available on or about May 1, 2001.



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we send you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


*   Some of the investment divisions are not approved in your state.

* Your employer, association or other group contract holder limits the number of available investment divisions.

*   We have restricted the available investment divisions.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Fund invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available only by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Fund Portfolios are made available by the American Fund through various insurance company annuities and insurance policies.


C-PPA- 22

The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Fund are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Mid Cap Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, formerly known as New England Investment Management, LLC, a monthly fee for its services as their investment manager. The Met Investors Fund pays Met Investors Advisory Corp, formerly known as Security First Investment Management Corporation, a monthly fee for its services as its investment manager. The American Fund pays Capital Research and Management Company a monthly fee for its services as its investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Fund.



In addition, the Metropolitan Fund, Zenith Fund and Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The American Fund prospectus discusses the different separate accounts of various insurance companies that invest in that Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:


# Non-Qualified           # Roth IRAs (Roth
# Traditional IRA           Individual Retirement
  (Individual Retirement    Annuities)
  Annuities)              # Unallocated Keogh

[LINUS BUILDING SAND CASTLE]

                                                                       C-PPA- 23

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN


If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.


AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.



As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any earnings.


THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, these strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
                                                                  [SAFE GRAPHIC]

                                                                 [SCALE GRAPHIC]
C-PPA- 24

Account and, your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.


THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.



The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

                              [PIE CHART GRAPHIC]

                                [GLOBE GRAPHIC]
                              [HOUR GLASS GRAPHIC]
You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       C-PPA- 25

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS


If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.


LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* For the unallocated Keogh Deferred Annuity, a withdrawal should you leave your job.

* For certain Deferred Annuities, you may no longer make purchase payments if you retire.

*   Receiving systematic termination payments (described later).
THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by

                                                             [WOODSTOCK GRAPHIC]
C-PPA- 26
dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.


                       $500    =  50 accumulation units
                       ----
                       $10


CALCULATING THE ACCUMULATION UNIT VALUE


Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525.
($500 x 1.05 = $525)


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. ($500 x 9.50 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:


*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

[GIRL ADDING GRAPHIC]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
                                                                       C-PPA- 27

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and


* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.


Your withdrawal may be subject to early withdrawal charges.



Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


SYSTEMATIC WITHDRAWAL PROGRAM

If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals.

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

                                            [CHARLIE BROWN IN MONEY JAR GRAPHIC]

We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or the investment divisions you select either pro rata or in the proportions you request. Each payment must be at least $50.
C-PPA- 28

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.



CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.



CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.


SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.


Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.


[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th day of the month.
Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
                                                                       C-PPA- 29

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.


MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE
You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges every time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance- related charge will not increase while you have a Deferred Annuity.

                                                      [WOODSTOCK TYPING GRAPHIC]
C-PPA- 30

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments or Account Balances any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


                                                                       C-PPA- 31

EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.



For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.



For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.


The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%


Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.


The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.




We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

C-PPA- 32

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

     --   Unallocated Keogh Deferred Annuity, 20%.


     -- Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.



* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.


Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
                                                                       C-PPA- 33

* Except for the unallocated Keogh Deferred Annuity, if your contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                       Contract Year
     1*          2          3          4            5
     20%        25%      33 1/3%      50%       remainder
  * Less that Contract Year's withdrawals

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

*   If you retire:
     -- For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

     --   For certain IRA Deferred Annuities, if you retire from the employer.

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

[BOY WITH MAGNIFYING GLASS GRAPHIC]
C-PPA- 34

*   If you leave your job:

     -- For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

     -- For certain IRA Deferred Annuities, if you leave your job with the employer.

     -- If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.


* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.



WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY



If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

                                                                       C-PPA- 35

*   Transferred amounts on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer, we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.
FREE LOOK


You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year

[WOODSTOCK GRAPHIC]

[GIRL READING GRAPHIC]
C-PPA- 36
period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.


We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.



Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options other than applying the death benefit to a pay-out option or lump-sum payment.



Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium and other taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in certain states.


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your

The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
                                                                       C-PPA- 37
income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in certain states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:
*   Non-Qualified
*   Traditional IRAs

*   Roth IRAs

*   Unallocated Keogh

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

[SNOOPY SUNBATHING GRAPHIC]

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi- annual or annual basis. C-PPA- 38

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select an "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.
LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both


Many times the Owner and the Annuitant are the same person.


When deciding how to receive income, consider:



- The amount of income you need;



- The amount you expect to receive from other sources;


- The growth potential of other investments; and


- How long you would like your income to last.


                                                                       C-PPA- 39
annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.
THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase

[SNOOPY ON BEACH GRAPHIC]

[WOODSTOCK WRITING CHECK GRAPHIC]
C-PPA- 40
payment (but not a transfer) by any premium taxes, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges. Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges (the net investment return). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.


VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and
*   Finally, we multiply the previous Annuity Unit Value by this result.

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

The AIR is stated in your contract and may range from 3% to 6%.
                                                                       C-PPA- 41

TRANSFERS


You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).


For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment divisions from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemption of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed our next business day.

CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.
We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

[WOODSTOCK AND MONEY]

Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
C-PPA- 42

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.


[LUCY READING GRAPHIC]

You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
                                                                       C-PPA- 43

Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.


GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.



Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:


* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or


*   After the close of the Exchange.


In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.


Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS


You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly.

C-PPA- 44

Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on or to limit any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account.


BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation on Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that


[CHARLIE BROWN ON PHONE GRAPHIC]

Except for the unallocated Keogh Deferred Annuities, you may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.


                                                                       C-PPA- 45
you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under an Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contract owners, and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION


We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under an Deferred Annuity and transfers under an Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

C-PPA- 46

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.


Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

                                                                       C-PPA- 47

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.


* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).


* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.


* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.


* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS


Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


C-PPA- 48

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Fund that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES


All Deferred Annuities and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


                                            [SNOOPY AND WOODSTOCK SHAKE GRAPHIC]

                                                                       C-PPA- 49

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6%. The commission we pay upon annuitization of the Deferred Annuity is 0 to 3%.



We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.


FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than

C-PPA- 50

Simply stated, Federal income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

[PIGGY BANK GRAPHIC]

$15,000. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.


Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generating skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax advisor.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as guaranteed income for life.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.
                                                                       C-PPA- 51

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA), and

*   pay-out option you elect.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your Contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                Type of Contract
                               --------------------------------------------------
                                  Non            Trad.                       Roth
                               Qualified          IRA          Keogh         IRA
                               ---------         -----         -----         ----
In a series of substantially equal
payments
made annually (or more
frequently) for life or
life expectancy (SEPP)              x               x          x(1)             x
After you die                       x               x             x             x
After you become totally
disabled (as defined in
the Code)                           x               x             x             x
To pay deductible medical
expenses                                            x             x             x
To pay medical insurance
premiums if you are
unemployed                                          x                           x
To pay for qualified higher education
expenses, or                                        x                           x
For qualified first time home purchases
up to $10,000                                       x                           x
After separation from
service if you are over
age 55                                                            x
After December 31, 1999 for IRS levies              x             x             x
Under certain income annuities providing
for substantially equal payments over
the
"pay-out" period                    x
(1) You must also be separated from service



SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR
SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax advisor. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


                                                  [SNOOPY WITH TAX BILL GRAPHIC]

C-PPA- 52

After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years after beginning SEPP payments whichever is later will generally result in the retroactive imposition of the 10% penalty with interest.


NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received them from the Contract.

* Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.


* When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus lose the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.


* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal Income tax purposes, the entity may have a limited ability to deduct interest payments.


* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.


* Where otherwise permitted under the Deferred Annuity, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.



DIVERSIFICATION


In order for your Non-Qualified Contract to be considered an annuity Contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet
                                                                       C-PPA- 53
these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract holders of gains under their Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


     -- Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.


     -- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

     -- Possible limits on the number of funding options available or the frequency of transfers among them.

PURCHASE PAYMENTS

Although the Code does not limit the total amount of your purchase payments, your Contract may have a limit.


PARTIAL AND FULL WITHDRAWALS



Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:


*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).


* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.



INCOME ANNUITY PAYMENTS


Different tax rules apply to payments made pursuant to an income annuity pay-out option under your Contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.


The IRS has not approved the use of an exclusion rate or exclusion amount when only part of your account balance is converted to income payments.



The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.


                                                      [WOODSTOCK FLYING GRAPHIC]

C-PPA- 54

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the Contract.

Your total annual contributions to all your Traditional and Roth IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except for "spousal" IRAs.


We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).


AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



If you die before payments under a pay-out option begin, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.



If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.


If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.


In the case of joint owners, the above rules will be applied on the death of any owner.



When the owner is not a natural person, these rules will be applied on the death of any annuitant.


INDIVIDUAL RETIREMENT ANNUITIES
[TRADITIONAL IRAS AND ROTH IRAS]

GENERAL

Generally, except for Roth IRAs, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Contract.
                                                                       C-PPA- 55

                    In some cases, your purchase payments may be tax deductible.

                                                               [LINUS WITH COIN]

* Your annuity is generally not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA, without incurring Federal income taxes if certain conditions are satisfied.


* The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


* Except for permissable rollovers and direct transfers, purchase payments to Traditional and Roth IRAs are limited to the lesser of 100% of compensation or $2,000 per year. In general, a $2,000 purchase payment can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.


*   Purchase payments in excess of this amount may be subject to a penalty tax.


* Purchase payments (except for permissable rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.


*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).


WITHDRAWALS AND INCOME PAYMENTS



Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.


We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.
C-PPA- 56

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

Annual contributions to your IRAs, including Roth IRAs, may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except for "spousal" IRAs.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.


Required minimum distribution proposed regulations were amended in January 2001. You have the option to satisfy either the pre-2001 or post-2000 rules for any distribution attributable to the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Contract during the 2001 tax year.



It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.


AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which the decedent would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations).


ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments are non-deductible and are limited to the lesser of 100% of compensation or $2,000 per year. You may contribute
                                                                       C-PPA- 57
up to the annual contribution limit in 2001, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:


       STATUS                          INCOME
    -------------                  --------------
     Individual                  $95,000--$110,000
   Married filing
        jointly                  $150,000--$160,000
   Married filing
      separately                    $0--$10,000

     -- Annual purchase payment limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     --   You can contribute to a Roth IRA after age 70 1/2.

     -- If you exceed the purchase payment limits, you may be subject to a tax penalty.

     -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is:

     -- At least five taxable years after your first purchase payment to a Roth IRA, and

*   The withdrawal is made:


     --   On or after you reach age 59 1/2;


     --   Upon your death or disability; or

     --   For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

In addition, if you withdraw money converted in 1998, 1999 or 2000 which received the special four year income inclusion treatment discussed later, the withdrawal will be included in income in the year of the withdrawal (in addition to the amounts to be included under the four year income inclusion election). The total aggregate amount to be included in income shall not exceed the total taxable amount of the conversion.

[CHARLIE BROWN AND UNCLE SAM SNOOPY GRAPHIC]
C-PPA- 58

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/ rollover) purchase payments to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount withheld is determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your adjusted gross income does not exceed $100,000 in the year you convert.


If you are married but file separately, you may not convert an exiting IRA into a Roth IRA.


Except to the extent you have non-deductible IRA purchase payments, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.) For conversions that occurred in 1998, you could have elected to include the taxable amount in income over a four year period beginning in 1998.

If you mistakenly convert or otherwise wish to change your Roth IRA purchase payment to a Traditional IRA purchase payment, the tax law now allows you to reverse your conversion provided you do so before you file your tax return for the year of the purchase payment and if certain conditions are met.

Unless you elect otherwise, the amount converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

AFTER DEATH


Generally, when you die we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed


                                                                       C-PPA- 59
by the Code to your beneficiary by December 31st of the year after your death.


If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.



If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.


KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for your Keogh annuities. Purchase payments in excess of these limits may result in adverse tax consequences.


Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



PARTIAL AND FULL WITHDRAWALS


If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA.


Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are not subject to income tax.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

C-PPA- 60

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing an income option.



If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.


MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you receive from your Contract. However, it does not include taxable distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   To satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of "eligible rollover distributions" may exist.

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules which are determined at the time of payment. You may elect out of these withholding requirements.

AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by


                                                                       C-PPA- 61
the Code to your beneficiary by December 31st of the year after your death.


If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.


C-PPA- 62

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     7
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    35
FINANCIAL STATEMENTS OF METLIFE.......... ..........    81


[PEANUTS GANG GRAPHIC]

                                                                       C-PPA- 63

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                         Unallocated
                         IRA Deferred    Keogh               Non-Qualified
                         and Income      Deferred and        Deferred and
                         Annuities(1)    Income Annuities    Income Annuities
California...........    0.5%(2)         0.5%                2.35%
Maine................    --              --                  2.0%
Nevada...............    --              --                  3.5%
Puerto Rico..........    1.0%            1.0%                1.0%
South Dakota.........    --              --                  1.25%
West Virginia........    1.0%            1.0%                1.0%
Wyoming..............    --              --                  1.0%


----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2001 METROPOLITAN LIFE INSURANCE COMPANY


[LUCY'S TAXES GRAPHICS]
C-PPA- 64

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust



[ ]American Funds Insurance Series


[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
Attn: Brian Mack

485 E US Highway 1 South, 4th Floor

Iselin, NJ 08830

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

ADDRESS SERVICE REQUESTED

                                 [METLIFE LOGO]


ENHANCED DEFERRED

ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified

     --  Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified

     --  Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or

     -- endorsed by any bank or other financial institution other than MetLife.


                                                               MAY 1, 2001


ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE
COMPANY


This Prospectus describes group Enhanced Preference Plus Account contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").

--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Enhanced Deferred Annuity or Enhanced Income
     Annuity. Your choices may include the Fixed
     Interest Account (not described in this
     Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), series of the New England Zenith Fund ("Zenith
Fund"), portfolios of the Calvert Variable Series,
Inc. ("Calvert Fund"), portfolios of the Variable
Insurance Products Fund and Variable Insurance
Products Fund II ("Fidelity VIP and VIP II Funds"), portfolios of the Met Investors Series Trust ("Met
Investors Fund") and funds of the American Funds
Insurance Series ("American Fund"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT*          PUTNAM LARGE CAP GROWTH
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    METLIFE MID CAP STOCK INDEX
  STATE STREET RESEARCH INCOME               NEUBERGER BERMAN PARTNERS MID CAP VALUE
  FIDELITY INVESTMENT GRADE BOND             HARRIS OAKMARK MID CAP VALUE*
  PIMCO TOTAL RETURN*                        MFS MID CAP GROWTH*
  SALOMON BROTHERS STRATEGIC BOND            JANUS MID CAP
  OPPORTUNITIES*                             CALVERT SOCIAL MID CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED          STATE STREET RESEARCH AGGRESSIVE GROWTH
  FIDELITY ASSET MANAGER                     LOOMIS SAYLES HIGH YIELD BOND
  CALVERT SOCIAL BALANCED                    RUSSELL 2000(R) INDEX
  METLIFE STOCK INDEX                        T. ROWE PRICE SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME*              LOOMIS SAYLES SMALL CAP
  FIDELITY EQUITY-INCOME                     STATE STREET RESEARCH AURORA SMALL CAP VALUE
  HARRIS OAKMARK LARGE CAP VALUE             FRANKLIN TEMPLETON SMALL CAP GROWTH*
  T. ROWE PRICE LARGE CAP GROWTH             PIMCO INNOVATION*
  MFS INVESTORS TRUST*                       SCUDDER GLOBAL EQUITY
  STATE STREET RESEARCH INVESTMENT TRUST     MORGAN STANLEY EAFE(R) INDEX
  (FORMERLY STATE STREET RESEARCH GROWTH)    MFS RESEARCH INTERNATIONAL*
  MFS RESEARCH MANAGERS*                     PUTNAM INTERNATIONAL STOCK
  AMERICAN FUNDS GROWTH*                     FIDELITY OVERSEAS
  JANUS GROWTH*                              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION*
  FIDELITY GROWTH
  DAVIS VENTURE VALUE



*These Portfolios are anticipated to be available on or about May 1, 2001, subject to state approval.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred
Annuities, Enhanced Income Annuities and Metropolitan
Life Separate Account E which you should know before investing. Keep this Prospectus for future reference.
For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-84 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company


485E US Highway 1 South, 4th Floor

Iselin, NJ 08830
Attention: Brian Mack
Phone: (800) 553-4459
                                   [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Calvert Fund,
Fidelity VIP and VIP II Funds, Met Investors Fund and
American Fund prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced Deferred Annuity or Enhanced
Income Annuity.

                                 [METLIFE LOGO]

FINANCIAL FREEDOM
DEFERRED ANNUITIES
AVAILABLE:
     --  TSA
     --  403(a)

     --  Non-Qualified (for certain deferred arrangements and plans)

FINANCIAL FREEDOM
INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  403(a)

     --  Non-Qualified (for certain deferred arrangements and plans)

A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     -- endorsed by any bank or other financial institution other than MetLife.


                                                               MAY 1, 2001


FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").

--------------------------------------------------------------------------------


You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Calvert Variable Series,
Inc. ("Calvert Fund"), series of the New England
Zenith Fund ("Zenith Fund"), portfolios of the
Variable Insurance Products Fund and Variable
Insurance Products Fund II ("Fidelity VIP and VIP II
Funds"), portfolios of the Met Investors Series Trust
("Met Investors Fund") and funds of the American Funds
Insurance Series ("American Fund"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.



  FIDELITY MONEY MARKET                      DAVIS VENTURE VALUE
  SALOMON BROTHERS U.S. GOVERNMENT*          PUTNAM LARGE CAP GROWTH
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    METLIFE MID CAP STOCK INDEX
  STATE STREET RESEARCH INCOME               NEUBERGER BERMAN PARTNERS MID CAP VALUE
  FIDELITY INVESTMENT GRADE BOND             HARRIS OAKMARK MID CAP VALUE*
  PIMCO TOTAL RETURN*                        MFS MID CAP GROWTH*
  SALOMON BROTHERS STRATEGIC BOND            JANUS MID CAP
  OPPORTUNITIES*                             CALVERT SOCIAL MID CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED          STATE STREET RESEARCH AGGRESSIVE GROWTH
  FIDELITY ASSET MANAGER                     LOOMIS SAYLES HIGH YIELD BOND
  CALVERT SOCIAL BALANCED                    RUSSELL 2000(R) INDEX
  METLIFE STOCK INDEX                        T. ROWE PRICE SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME*              LOOMIS SAYLES SMALL CAP
  FIDELITY EQUITY-INCOME                     STATE STREET RESEARCH AURORA SMALL CAP VALUE
  HARRIS OAKMARK LARGE CAP VALUE             FRANKLIN TEMPLETON SMALL CAP GROWTH*
  T. ROWE PRICE LARGE CAP GROWTH             PIMCO INNOVATION*
  MFS INVESTORS TRUST*                       SCUDDER GLOBAL EQUITY
  STATE STREET RESEARCH INVESTMENT TRUST     MORGAN STANLEY EAFE(R) INDEX
  (FORMERLY STATE STREET RESEARCH GROWTH)    MFS RESEARCH INTERNATIONAL*
  MFS RESEARCH MANAGERS*                     PUTNAM INTERNATIONAL STOCK
  AMERICAN FUNDS GROWTH*                     FIDELITY OVERSEAS
  JANUS GROWTH*                              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION*
  FIDELITY GROWTH



*The Portfolios are anticipated to be available on or about May 1, 2001, subject to state approval.

HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom
Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2001. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-84 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company


485E US Highway 1 South, 4th Floor

Iselin, NJ 08830
Attention: Brian Mack
Phone: (800) 553-4459
                                   [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Calvert Fund,
Fidelity VIP and Fidelity VIP II Funds, Met Investors
Fund and American Fund prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity.

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW............ ............   FFA-4
TABLE OF EXPENSES................... ...................   FFA-7
ACCUMULATION UNIT VALUES TABLES............ ............  FFA-19
METLIFE........................ ........................  FFA-35
METROPOLITAN LIFE SEPARATE ACCOUNT E.......... .........  FFA-35
VARIABLE ANNUITIES................... ..................  FFA-36
   A Deferred Annuity...................................  FFA-36
   An Income Annuity....................................  FFA-37
YOUR INVESTMENT CHOICES................ ................  FFA-37
DEFERRED ANNUITIES................... ..................  FFA-40
   The Deferred Annuity and Your Retirement Plan........  FFA-41
   Automated Investment Strategies......................  FFA-41
   Purchase Payments....................................  FFA-43
      Allocation of Purchase Payments...................  FFA-43
      Limits on Purchase Payments.......................  FFA-43
   The Value of Your Investment.........................  FFA-44
   Transfers............................................  FFA-45
   Access to Your Money.................................  FFA-45
      Systematic Withdrawal Program for Enhanced TSA and
        IRA Deferred Annuities..........................  FFA-46
      Minimum Distribution..............................  FFA-47
   Contract Fee.........................................  FFA-47
   Charges..............................................  FFA-48
      Insurance-Related Charge..........................  FFA-48
      Investment-Related Charge.........................  FFA-48
   Premium and Other Taxes..............................  FFA-48
   Early Withdrawal Charges.............................  FFA-49
      When No Early Withdrawal Charge Applies...........  FFA-50
      When A Different Early Withdrawal Charge May
        Apply ..........................................  FFA-52
   Free Look............................................  FFA-53
   Death Benefit........................................  FFA-53
   Pay-out Options (or Income Options)..................  FFA-54
INCOME ANNUITIES.................... ...................  FFA-55
   Income Payment Types.................................  FFA-56
   Allocation...........................................  FFA-58
   Minimum Size of Your Income Payment..................  FFA-58
   The Value of Your Income Payments....................  FFA-58


FFA- 2

   Transfers............................................  FFA-59
   Contract Fee.........................................  FFA-60
   Charges..............................................  FFA-60
      Insurance-Related Charge..........................  FFA-60
      Investment-Related Charge.........................  FFA-60
   Premium and Other Taxes..............................  FFA-60
   Free Look............................................  FFA-61
GENERAL INFORMATION.................. ..................  FFA-61
   Administration.......................................  FFA-61
      Purchase Payments.................................  FFA-61
      Confirming Transactions...........................  FFA-62
      Processing Transactions...........................  FFA-62
        By Telephone or Internet........................  FFA-62
        After Your Death................................  FFA-63
        Third Party Requests............................  FFA-63
        Valuation.......................................  FFA-64
   Advertising Performance..............................  FFA-64
   Changes to Your Deferred Annuity or Income Annuity...  FFA-65
   Voting Rights........................................  FFA-66
   Who Sells the Deferred Annuities and Income
      Annuities ........................................  FFA-67
   Financial Statements.................................  FFA-68
   Your Spouse's Rights.................................  FFA-68
   When We Can Cancel Your Deferred Annuity or Income
      Annuity...........................................  FFA-68
   Special Charges That Apply If Your Retirement Plan
      Terminates Its Deferred Annuity or Takes Other
      Action ...........................................  FFA-69
INCOME TAXES...................... .....................  FFA-69
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION..................... .....................  FFA-84
APPENDIX FOR PREMIUM TAX TABLE............. ............  FFA-85
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM ......  FFA-86


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                          FFA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE


When you purchase a Deferred Annuity, an account is set up for you the day we receive all documents in good order. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE


With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m., but may close earlier. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

FFA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.

DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.

EARLY WITHDRAWAL CHARGE


The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.



EXCHANGE



In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP or VIP II Funds, Met Investors Fund or American Fund.


METLIFE


MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. MetLife will notify you and provide you with the address of your MetLife Designated Office.

                                                                          FFA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.

                                                                          FFA- 6

TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors


    Fund and American Fund are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund charges and expenses on a hypothetical investment of $1,000 and an assumed 5% annual return on the investment.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund expenses for the fiscal year ending December 31, 2000:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .20%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................              .95%


METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets) (6)


                                                                        B              A+B=C
                                                       A          OTHER EXPENSES   TOTAL EXPENSES
                                                   MANAGEMENT         BEFORE           BEFORE
                                                      FEES        REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)................................       .25               .12              .37
State Street Research Income
  Portfolio (4)(5).............................       .33               .05              .38
State Street Research Diversified
  Portfolio (4)(5).............................       .43               .03              .46
MetLife Stock Index Portfolio (4)..............       .25               .03              .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8).............................       .75               .19              .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8).............................       .64               .14              .78
State Street Research Investment Trust
  Portfolio (4)(5).............................       .47               .03              .50
Janus Growth Portfolio (5)(10)(11)(16).........       .80               .29             1.09
Putnam Large Cap Growth Portfolio (5)(12)......       .80               .59             1.39
MetLife Mid Cap Stock Index Portfolio (12).....       .25               .58              .83
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8).............................       .70               .19              .89
Janus Mid Cap Portfolio (5)(7).................       .66               .04              .70
State Street Research Aggressive Growth
  Portfolio (4)(5).............................       .69               .04              .73
Loomis Sayles High Yield Bond Portfolio (7)....       .70               .18              .88
Russell 2000(R) Index Portfolio (9)(10)........       .25               .30              .55

                                                                    C-D=E
                                                                TOTAL EXPENSES
                                                       D            AFTER
                                                 REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)................................        .00            .37
State Street Research Income
  Portfolio (4)(5).............................        .00            .38
State Street Research Diversified
  Portfolio (4)(5).............................        .00            .46
MetLife Stock Index Portfolio (4)..............        .00            .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8).............................        .00            .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8).............................        .00            .78
State Street Research Investment Trust
  Portfolio (4)(5).............................        .00            .50
Janus Growth Portfolio (5)(10)(11)(16).........        .14            .95
Putnam Large Cap Growth Portfolio (5)(12)......        .39           1.00
MetLife Mid Cap Stock Index Portfolio (12).....        .38            .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8).............................        .00            .89
Janus Mid Cap Portfolio (5)(7).................        .00            .70
State Street Research Aggressive Growth
  Portfolio (4)(5).............................        .00            .73
Loomis Sayles High Yield Bond Portfolio (7)....        .00            .88
Russell 2000(R) Index Portfolio (9)(10)........        .00            .55


                                         FFA- 7

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio (5)(7)...        .52              .06               .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .85              .20              1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .90              .71              1.61
Scudder Global Equity Portfolio (5)(7)...                 .61              .17               .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .30              .48               .78
Putnam International Stock Portfolio (4)(5)...            .90              .24              1.14

                                                                        C-D=E
                                                                    TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
T. Rowe Price Small Cap Growth Portfolio (5)(7)...         .00            .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                       .00           1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                       .56           1.05
Scudder Global Equity Portfolio (5)(7)...                  .00            .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...          .08            .70
Putnam International Stock Portfolio (4)(5)...             .00           1.14


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .55              .16               .71
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................       .65              .13               .78
MFS Investors Trust Portfolio (10)(11)(15)...       .75              .82              1.57
MFS Research Managers
  Portfolio (10)(11)(15).....................       .75              .50              1.25
Davis Venture Value Portfolio................       .75              .04               .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .75              .21               .96
Loomis Sayles Small Cap Portfolio (5)(13)....       .90              .06               .96

                                                                  C-D=E
                                                              TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................        .01            .70
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................        .00            .78
MFS Investors Trust Portfolio (10)(11)(15)...        .67            .90
MFS Research Managers
  Portfolio (10)(11)(15).....................        .35            .90
Davis Venture Value Portfolio................        .00            .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................        .06            .90
Loomis Sayles Small Cap Portfolio (5)(13)....        .00            .96


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (17).......       .70              .18               .88
Calvert Social Mid Cap Growth
  Portfolio (17).............................       .90              .22              1.12

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (17).......        .00            .88
Calvert Social Mid Cap Growth
  Portfolio (17).............................        .00           1.12


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
FIDELITY VIP AND VIP II FUNDS ANNUAL EXPENSES    MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (18)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond
  Portfolio..................................       .43              .11               .54
Fidelity VIP II Asset Manager Portfolio......       .53              .08               .61
Fidelity VIP Equity-Income Portfolio (19)....       .48              .08               .56
Fidelity VIP Growth Portfolio (19)...........       .57              .08               .65
Fidelity VIP Overseas Portfolio (19).........       .72              .17               .89

                                                                  C-D=E
                                                              TOTAL EXPENSES
FIDELITY VIP AND VIP II FUNDS ANNUAL EXPENSES        D            AFTER
(as a percentage of average net assets) (18)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Fidelity VIP II Investment Grade Bond
  Portfolio..................................        .00            .54
Fidelity VIP II Asset Manager Portfolio......        .00            .61
Fidelity VIP Equity-Income Portfolio (19)....        .00            .56
Fidelity VIP Growth Portfolio (19)...........        .00            .65
Fidelity VIP Overseas Portfolio (19).........        .00            .89


MET INVESTORS FUND
                                              A              B              C                D              A+C=E
                                          MANAGEMENT    MANAGEMENT    OTHER EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          FEES (BEFORE   FEES (AFTER       BEFORE           AFTER            BEFORE
(as a percentage of average net assets)  FEE WAIVER)    FEE WAIVER)   REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return
  Portfolio (11)(14)..............            .50           .41            .24              .24               .74
MFS Mid Cap Growth
  Portfolio (5)(11)(14)...........            .65           .62            .18              .18               .83
PIMCO Innovation Portfolio (11)(14)...       1.05           .69            .41              .41              1.46
MFS Research International
  Portfolio (5)(11)(14)...........            .80           .71            .29              .29              1.09

MET INVESTORS FUND                                          E-F=G
                                                        TOTAL EXPENSES
                                               F            AFTER
ANNUAL EXPENSES                            WAIVER AND     WAIVER AND
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
PIMCO Total Return
  Portfolio (11)(14)..............             .09            .65
MFS Mid Cap Growth
  Portfolio (5)(11)(14)...........             .03            .80
PIMCO Innovation Portfolio (11)(14)...         .36           1.10
MFS Research International
  Portfolio (5)(11)(14)...........             .09           1.00


                                 FFA- 8

                                                                              C             A+B+C=D
                                             A              B               OTHER        TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES            MANAGEMENT       12b-1        EXPENSES BEFORE       BEFORE
(as a percentage of average net assets)     FEES           FEES         REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (5)(11).......                  .34            .25               .01               .60
American Funds Growth
  Portfolio (5)(11).......                  .36            .25               .02               .63
American Funds Global Small
  Capitalization Portfolio (5)(11)...       .80            .25               .06              1.11

                                                            D-E=F
                                                        TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES                  E            AFTER
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (5)(11).......                     .00            .60
American Funds Growth
  Portfolio (5)(11).......                     .00            .63
American Funds Global Small
  Capitalization Portfolio (5)(11)...          .00           1.11


EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (20):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $72          $ 91          $113          $197
Lehman Brothers(R) Aggregate Bond Index Division............       69            81            96           160
State Street Research Income Division.......................       69            81            96           161
Fidelity Investment Grade Bond Division.....................       71            86           105           179
PIMCO Total Return Division.................................       72            90           111           191
Salomon Brothers Strategic Bond Opportunities Division......       73            94           118           205
State Street Research Diversified Division..................       70            84           100           170
Fidelity Asset Manager Division.............................       72            89           108           187
Calvert Social Balanced Division............................       74            97           123           216
MetLife Stock Index Division................................       68            78            91           150
American Funds Growth-Income Division.......................       71            88           108           186
Fidelity Equity-Income Division.............................       71            87           106           181
Harris Oakmark Large Cap Value Division.....................       75            99           126           223
T. Rowe Price Large Cap Growth Division.....................       73            94           118           205
MFS Investors Trust Division................................       75            98           124           218
State Street Research Investment Trust Division.............       70            85           103           174
MFS Research Managers Division..............................       75            98           124           218
American Funds Growth Division..............................       72            89           110           189
Janus Growth Division.......................................       75            99           127           224
Fidelity Growth Division....................................       72            90           111           191
Davis Venture Value Division................................       73            94           118           207
Putnam Large Cap Growth Division............................       76           101           129           229
MetLife Mid Cap Stock Index Division........................       70            83           100           169
Neuberger Berman Partners Mid Cap Value Division............       74            97           123           217
Harris Oakmark Mid Cap Value Division.......................       75            98           124           218
MFS Mid Cap Growth Division.................................       73            95           119           208
Janus Mid Cap Division......................................       72            91           113           197
Calvert Social Mid Cap Growth Division......................       77           105           135           242


                                         FFA- 9


State Street Research Aggressive Growth Division............      $73         $ 92         $115         $200
Loomis Sayles High Yield Bond Division......................       74           97          123          216
Russell 2000(R) Index Division..............................       71           87          105          180
T. Rowe Price Small Cap Growth Division.....................       71           88          107          183
Loomis Sayles Small Cap Division............................       75          100          127          225
State Street Research Aurora Small Cap Value Division.......       76          102          132          234
Franklin Templeton Small Cap Growth Division................       76          102          132          234
PIMCO Innovation Division...................................       77          104          134          240
Scudder Global Equity Division..............................       73           94          118          205
Morgan Stanley EAFE(R) Index Division.......................       72           91          113          197
MFS Research International Division.........................       76          101          129          229
Putnam International Stock Division.........................       77          105          137          244
Fidelity Overseas Division..................................       74           97          123          217
American Funds Global Small Capitalization Division.........       77          104          135          241



If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (20)(21):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division...................      $17           $52          $ 90          $197
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           160
State Street Research Income Division.......................       14            42            73           161
Fidelity Investment Grade Bond Division.....................       15            47            82           179
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers Strategic Bond Opportunities Division......       18            55            95           205
State Street Research Diversified Division..................       14            45            78           170
Fidelity Asset Manager Division.............................       16            50            86           187
Calvert Social Balanced Division............................       19            58           100           216
MetLife Stock Index Division................................       13            39            68           150
American Funds Growth-Income Division.......................       16            49            85           186
Fidelity Equity-Income Division.............................       15            48            83           181
Harris Oakmark Large Cap Value Division.....................       19            60           103           223
T. Rowe Price Large Cap Growth Division.....................       18            55            95           205
MFS Investors Trust Division................................       19            59           101           218
State Street Research Investment Trust Division.............       15            46            80           174
MFS Research Managers Division..............................       19            59           101           218
American Funds Growth Division..............................       16            50            87           189
Janus Growth Division.......................................       19            60           104           224


                                 FFA- 10


Fidelity Growth Division....................................      $16         $51         $ 88         $191
Davis Venture Value Division................................       18          55           95          207
Putnam Large Cap Growth Division............................       20          62          106          229
MetLife Mid Cap Stock Index Division........................       14          45           77          169
Neuberger Berman Partners Mid Cap Value Division............       19          58          100          217
Harris Oakmark Mid Cap Value Division.......................       19          59          101          218
MFS Mid Cap Growth Division.................................       18          56           96          208
Janus Mid Cap Division......................................       17          52           90          197
Calvert Social Mid Cap Growth Division......................       21          66          112          242
State Street Research Aggressive Growth Division............       17          53           92          200
Loomis Sayles High Yield Bond Division......................       19          58          100          216
Russell 2000(R) Index Division..............................       15          48           82          180
T. Rowe Price Small Cap Growth Division.....................       16          49           84          183
Loomis Sayles Small Cap Division............................       20          61          104          225
State Street Research Aurora Small Cap Value Division.......       21          63          109          234
Franklin Templeton Small Cap Growth Division................       21          63          109          234
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          55           95          205
Morgan Stanley EAFE(R) Index Division.......................       17          52           90          197
MFS Research International Division.........................       20          62          106          229
Putnam International Stock Division.........................       21          66          113          244
Fidelity Overseas Division..................................       19          58          100          217
American Funds Global Small Capitalization Division.........       21          65          112          241


                                        FFA- 11

TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment.

--------------------------------------------------------------------------------

Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund expenses for the fiscal year ending December 31, 2000:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................           None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period)................................................           None
  Exchange Fee..............................................           None
  Surrender Fee.............................................           None
Annual Contract Fee (2).....................................           None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................           .20%
  Mortality and Expense Risk Charge.........................           .75%
  Total Separate Account Annual Expenses....................           .95%

                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (6)         FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................       .25               .12              .37
State Street Research Income
  Portfolio (4)(5)...........................       .33               .05              .38
State Street Research Diversified
  Portfolio (4)(5)...........................       .43               .03              .46
MetLife Stock Index Portfolio (4)............       .25               .03              .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................       .75               .19              .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................       .64               .14              .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .47               .03              .50
Janus Growth Portfolio (5)(10)(11)(16).......       .80               .29             1.09
Putnam Large Cap Growth Portfolio (5)(12)....       .80               .59             1.39
MetLife Mid Cap Stock Index Portfolio (12)...       .25               .58              .83
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................       .70               .19              .89
Janus Mid Cap Portfolio (5)(7)...............       .66               .04              .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .69               .04              .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................       .70               .18              .88
Russell 2000(R) Index Portfolio (9)(10)......       .25               .30              .55

                                                                  C-D=E
                                                              TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                    D            AFTER
(as a percentage of average net assets) (6)    REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio (8)..............................        .00            .37
State Street Research Income
  Portfolio (4)(5)...........................        .00            .38
State Street Research Diversified
  Portfolio (4)(5)...........................        .00            .46
MetLife Stock Index Portfolio (4)............        .00            .28
Harris Oakmark Large Cap Value
  Portfolio (5)(8)...........................        .00            .94
T. Rowe Price Large Cap Growth
  Portfolio (5)(8)...........................        .00            .78
State Street Research Investment Trust
  Portfolio (4)(5)...........................        .00            .50
Janus Growth Portfolio (5)(10)(11)(16).......        .14            .95
Putnam Large Cap Growth Portfolio (5)(12)....        .39           1.00
MetLife Mid Cap Stock Index Portfolio (12)...        .38            .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)(8)...........................        .00            .89
Janus Mid Cap Portfolio (5)(7)...............        .00            .70
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................        .00            .73
Loomis Sayles High Yield Bond
  Portfolio (7)..............................        .00            .88
Russell 2000(R) Index Portfolio (9)(10)......        .00            .55


                                 FFA- 12

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio (5)(7)...        .52              .06               .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .85              .20              1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .90              .71              1.61
Scudder Global Equity Portfolio (5)(7)...                 .61              .17               .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .30              .48               .78
Putnam International Stock Portfolio (4)(5)...            .90              .24              1.14

                                                                        C-D=E
                                                                    TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
T. Rowe Price Small Cap Growth Portfolio (5)(7)...        .00             .58
State Street Research Aurora Small Cap Value
  Portfolio (5)(12).................                      .00            1.05
Franklin Templeton Small Cap Growth
  Portfolio (5)(10)(11)(16).........                      .56            1.05
Scudder Global Equity Portfolio (5)(7)...                 .00             .78
Morgan Stanley EAFE(R) Index Portfolio (9)(10)...         .08             .70
Putnam International Stock Portfolio (4)(5)...            .00            1.14


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .55              .16               .71
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................       .65              .13               .78
MFS Investors Trust Portfolio (10)(11)(15)...       .75              .82              1.57
MFS Research Managers
  Portfolio (10)(11)(15).....................       .75              .50              1.25
Davis Venture Value Portfolio ...............       .75              .04               .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .75              .21               .96
Loomis Sayles Small Cap Portfolio (5)(13)....       .90              .06               .96

                                                                  C-D=E
                                                              TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                          D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)(11)(15).....................       .01            .70
Salomon Brothers Strategic Opportunities
  Portfolio (10)(11)(15).....................       .00            .78
MFS Investors Trust Portfolio (10)(11)(15)...       .67            .90
MFS Research Managers
  Portfolio (10)(11)(15).....................       .35            .90
Davis Venture Value Portfolio ...............       .00            .79
Harris Oakmark Mid Cap Value
  Portfolio (10)(11)(15).....................       .06            .90
Loomis Sayles Small Cap Portfolio (5)(13)....       .00            .96


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (17).......       .70              .18               .88
Calvert Social Mid Cap Growth
  Portfolio (17).............................       .90              .22              1.12

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (17).......       .00             .88
Calvert Social Mid Cap Growth
  Portfolio (17).............................       .00            1.12


                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
FIDELITY VIP AND VIP II FUNDS ANNUAL EXPENSES    MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (18)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (19).....       .27              .08              .35
Fidelity VIP II Investment Grade Bond
  Portfolio..................................        43              .11              .54
Fidelity VIP II Asset Manager Portfolio......       .53              .08              .61
Fidelity VIP Equity-Income Portfolio (19)....       .48              .08              .56
Fidelity VIP Growth Portfolio (19)...........       .57              .08              .65
Fidelity VIP Overseas Portfolio (19).........       .72              .17              .89

                                                                  C-D=E
                                                              TOTAL EXPENSES
FIDELITY VIP AND VIP II FUNDS ANNUAL EXPENSES        D            AFTER
(as a percentage of average net assets) (18)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Fidelity VIP Money Market Portfolio (19).....       .00            .35
Fidelity VIP II Investment Grade Bond
  Portfolio..................................       .00            .54
Fidelity VIP II Asset Manager Portfolio......       .00            .61
Fidelity VIP Equity-Income Portfolio (19)....       .00            .56
Fidelity VIP Growth Portfolio (19)...........       .00            .65
Fidelity VIP Overseas Portfolio (19).........       .00            .89


MET INVESTORS FUND
                                              A              B              C                D              A+C=E
                                          MANAGEMENT    MANAGEMENT    OTHER EXPENSES   OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          FEES (BEFORE   FEES (AFTER       BEFORE           AFTER            BEFORE
(as a percentage of average net assets)  FEE WAIVER)    FEE WAIVER)   REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
PIMCO Total Return
  Portfolio (5)(11)(14)...........            .50           .41            .24              .24               .74
MFS Mid Cap Growth
  Portfolio (11)(14)..............            .65           .62            .18              .18               .83
PIMCO Innovation
  Portfolio (5)(11)(14)...........           1.05           .69            .41              .41              1.46
MFS Research International
  Portfolio (11)(14)..............            .80           .71            .29              .29              1.09

MET INVESTORS FUND
                                               F            E-F=G
                                             WAIVER     TOTAL EXPENSES
ANNUAL EXPENSES                               AND           AFTER
(as a percentage of average net assets)  REIMBURSEMENT    WAIVER AND
---------------------------------------                 REIMBURSEMENT
PIMCO Total Return
  Portfolio (5)(11)(14)...........            .09             .65
MFS Mid Cap Growth
  Portfolio (11)(14)..............            .03             .80
PIMCO Innovation
  Portfolio (5)(11)(14)...........            .36            1.10
MFS Research International
  Portfolio (11)(14)..............            .09            1.00


                                        FFA- 13

                                                                                 C             A+B+C=D
                                               A                B          OTHER EXPENSES   TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES              MANAGEMENT         12b-1            BEFORE           BEFORE
(as a percentage of average net assets)       FEES             FEES        REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (11)(5)...                        .34              .25              .01               .60
American Funds Growth
  Portfolio (11)(5)...                        .36              .25              .02               .63
American Funds Global Small
  Capitalization Portfolio (11)(5)...         .80              .25              .06              1.11

                                                            D-E=F
                                                        TOTAL EXPENSES
AMERICAN FUND ANNUAL EXPENSES                  E            AFTER
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (11)(5)...                        .00             .60
American Funds Growth
  Portfolio (11)(5)...                        .00             .63
American Funds Global Small
  Capitalization Portfolio (11)(5)...         .00            1.11


EXAMPLE

If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (20):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity Money Market Division..............................      $13           $41          $ 72          $158
Salomon Brothers U.S. Government Division...................       17            52            90           197
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           160
State Street Research Income Division.......................       14            42            73           161
Fidelity Investment Grade Bond Division.....................       15            47            82           179
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers Strategic Bond Opportunities Division......       18            55            95           205
State Street Research Diversified Division..................       14            45            78           170
Fidelity Asset Manager Division.............................       16            50            86           187
Calvert Social Balanced Division............................       19            58           100           216
MetLife Stock Index Division................................       13            39            68           150
American Funds Growth-Income Division.......................       16            49            85           186
Fidelity Equity-Income Division.............................       15            48            83           181
Harris Oakmark Large Cap Value Division.....................       19            60           103           223
T. Rowe Price Large Cap Growth Division.....................       18            55            95           205
MFS Investors Trust Division................................       19            59           101           218
State Street Research Investment Trust Division.............       15            46            80           174
MFS Research Managers Division..............................       19            59           101           218
American Funds Growth Division..............................       16            50            87           189
Janus Growth Division.......................................       19            60           104           224
Fidelity Growth Division....................................       16            51            88           191
Davis Venture Value Division................................       18            55            95           207
Putnam Large Cap Growth Division............................       20            62           106           229
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Neuberger Berman Partners Mid Cap Value Division............       19            58           100           217
Harris Oakmark Mid Cap Value Division.......................       19            59           101           218
MFS Mid Cap Growth Division.................................       18            56            96           208


                                 FFA- 14


Janus Mid Cap Division......................................      $17         $52         $ 90         $197
Calvert Social Mid Cap Growth Division......................       21          66          112          242
State Street Research Aggressive Growth Division............       17          53           92          200
Loomis Sayles High Yield Bond Division......................       19          58          100          216
Russell 2000(R) Index Division..............................       15          48           82          180
T. Rowe Price Small Cap Growth Division.....................       16          49           84          183
Loomis Sayles Small Cap Division............................       20          61          104          225
State Street Research Aurora Small Cap Value Division.......       21          63          109          234
Franklin Templeton Small Cap Growth Division................       21          63          109          234
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          55           95          205
Morgan Stanley EAFE(R) Index Division.......................       17          52           90          197
MFS Research International Division.........................       20          62          106          229
Putnam International Stock Division.........................       21          66          113          244
Fidelity Overseas Division..................................       19          58          100          217
American Funds Global Small Capitalization Division.........       21          65          112          241



If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (20)(21):



                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity Money Market Division..............................      $13           $41          $ 72          $158
Salomon Brothers U.S. Government Division...................       17            52            90           197
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           160
State Street Research Income Division.......................       14            42            73           161
Fidelity Investment Grade Bond Division.....................       15            47            82           179
PIMCO Total Return Division.................................       16            51            88            91
Salomon Brothers Strategic Bond Opportunities Division......       18            55            95           205
State Street Research Diversified Division..................       14            45            78           170
Fidelity Asset Manager Division.............................       16            50            86           187
Calvert Social Balanced Division............................       19            58           100           216
MetLife Stock Index Division................................       13            39            68           150
American Funds Growth-Income Division.......................       16            49            85           186
Fidelity Equity-Income Division.............................       15            48            83           181
Harris Oakmark Large Cap Value Division.....................       19            60           103           223
T. Rowe Price Large Cap Growth Division.....................       18            55            95           205
MFS Investors Trust Division................................       19            59           101           218


                                        FFA- 15


State Street Research Investment Trust Division.............      $15         $46         $ 80         $174
MFS Research Managers Division..............................       19          59          101          218
American Funds Growth Division..............................       16          50           87          189
Janus Growth Division.......................................       19          60          104          224
Fidelity Growth Division....................................       16          51           88          191
Davis Venture Value Division................................       18          55           95          207
Putnam Large Cap Growth Division............................       20          62          106          229
MetLife Mid Cap Stock Index Division........................       14          45           77          169
Neuberger Berman Partners Mid Cap Value Division............       19          58          100          217
Harris Oakmark Mid Cap Value Division.......................       19          59          101          218
MFS Mid Cap Growth Division.................................       18          56           96          208
Janus Mid Cap Division......................................       17          52           90          197
Calvert Social Mid Cap Growth Division......................       21          66          112          242
State Street Research Aggressive Growth Division............       17          53           92          200
Loomis Sayles High Yield Bond Division......................       19          58          100          216
Russell 2000(R) Index Division..............................       15          48           82          180
T. Rowe Price Small Cap Growth Division.....................       16          49           84          183
Loomis Sayles Small Cap Division............................       20          61          104          225
State Street Research Aurora Small Cap Value Division.......       21          63          109          234
Franklin Templeton Small Cap Growth Division................       21          63          109          234
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          55           95          205
Morgan Stanley EAFE(R) Index Division.......................       17          52           90          197
MFS Research International Division.........................       20          62          106          229
Putnam International Stock Division.........................       21          66          113          244
Fidelity Overseas Division..................................       19          58          100          217
American Funds Global Small Capitalization Division.........       21          65          112          241



( 1 ) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY
      TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR SEC.457(F) DEFERRED COMPENSATION PLANS, SEC.451 DEFERRED FEE ARRANGEMENTS, SEC.451 DEFERRED COMPENSATION PLANS AND SEC.457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS.



( 2 ) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED
      INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN
      CIRCUMSTANCES.



( 3 ) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT
      ANNUAL EXPENSES WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.



( 4) PRIOR TO MAY 16, 1993, WE PAID ALL EXPENSES OF THE METROPOLITAN
     FUND (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NONRECURRING EXPENSES) (HEREAFTER "EXPENSES"). THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.


                                 FFA- 16

( 5) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
     CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



( 6) THE METROPOLITAN FUND DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS
     WHO PAID A PORTION OF THE FUND'S EXPENSES. IN ADDITION, THE FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S CUSTODIAN FEES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.



( 7) THESE PORTFOLIOS BEGAN OPERATING ON MARCH 3, 1997. ALL EXPENSE
     INFORMATION FOR THESE PORTFOLIOS REFLECTS CURRENT EXPENSES WITHOUT ANY REIMBURSEMENT.



( 8) THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. EXPENSE
     REIMBURSEMENT FOR THE LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO CEASED ON JULY 13, 1999. EXPENSE REIMBURSEMENT FOR THE OTHER THREE PORTFOLIOS CEASED ON NOVEMBER 9, 2000. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR ALL FOUR PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND.



( 9) THESE PORTFOLIOS BEGAN OPERATING ON NOVEMBER 9, 1998. METLIFE
     ADVISERS, LLC ("METLIFE ADVISERS") PAYS ALL EXPENSES IN EXCESS OF .30% AND .40% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO AND THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO, RESPECTIVELY, UNTIL EACH PORTFOLIO'S ASSETS REACH $200 MILLION, OR THROUGH APRIL 30, 2002, WHICHEVER COMES FIRST.



(10) THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.



(11) SUBJECT TO STATE APPROVALS, THESE PORTFOLIOS WILL BECOME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON OR ABOUT MAY 1, 2001.



(12) METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS BEGAN OPERATING ON JULY 5, 2000. PUTNAM LARGE CAP GROWTH PORTFOLIO BEGAN OPERATING ON MAY 1, 2000 AND BECAME AVAILABLE UNDER THE DEFERRED ANNUITIES AND INCOME ANNUITIES ON JULY 5, 2000. METLIFE ADVISERS WILL PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR EACH OF THESE PORTFOLIOS UNTIL EACH PORTFOLIO'S TOTAL ASSETS REACH $100 MILLION, OR THROUGH APRIL 30, 2002, FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO, AND, THROUGH JUNE 30, 2002, FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS, WHICHEVER COMES FIRST. METLIFE ADVISERS WILL CONTINUE TO PAY THE EXPENSES OF THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS THROUGH APRIL 30, 2002, IRRESPECTIVE OF THE TOTAL NET ASSETS OF EACH PORTFOLIO. THESE ARRANGEMENTS ARE VOLUNTARY AND MAY BE TERMINATED BY METLIFE ADVISERS AT ANY TIME UPON NOTICE TO THE METROPOLITAN FUND'S BOARD OF DIRECTORS AND ITS SHAREHOLDERS. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THE PUTNAM LARGE CAP GROWTH PORTFOLIO ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THE METLIFE MID CAP STOCK INDEX AND STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2001. THE "TOTAL EXPENSES AFTER REIMBURSEMENT" FOR ALL PORTFOLIOS REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WILL BE IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(13) METLIFE ADVISERS PAYS ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THIS PORTFOLIO. METLIFE ADVISERS MAY TERMINATE THIS EXPENSE AGREEMENT AT ANY TIME. THIS PORTFOLIO'S EXPENSES DID NOT EXCEED THE LIMITATION FOR THE YEAR ENDED DECEMBER 31, 2000.



(14) MET INVESTORS ADVISORY CORP. AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, FOR A PERIOD OF AT LEAST ONE YEAR FROM COMMENCEMENT OF OPERATIONS (FEBRUARY 12,
     2001), THE TOTAL OF MANAGEMENT FEES AND OTHER EXPENSES OF CERTAIN PORTFOLIOS WILL NOT EXCEED, IN ANY YEAR IN WHICH THE AGREEMENT IS IN EFFECT, THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO AND 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER.



     THE AMOUNTS SHOWN ABOVE UNDER "OTHER EXPENSES AFTER REIMBURSEMENT" ARE AN ESTIMATE OF WHAT THE EXPENSES WILL BE FOR THE PERIOD ENDING DECEMBER 31, 2001, AFTER EXPENSE REIMBURSEMENT. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. ABSENT THESE EXPENSE REIMBURSEMENT ARRANGEMENTS, THE TOTAL ANNUAL PORTFOLIO EXPENSES FOR THE YEAR ENDING DECEMBER 31, 2001 ARE ESTIMATED TO BE: 1.46% THE PIMCO INNOVATION PORTFOLIO, .83% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.09% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO AND .74% FOR THE PIMCO TOTAL RETURN PORTFOLIO.



(15) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS HAS AGREED TO PAY OPERATING EXPENSES OF THESE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS FOR ALL OF THESE PORTFOLIOS (EXCEPT SALOMON BROTHERS U.S. GOVERNMENT WHICH IS 0.70% OF AVERAGE NET ASSETS) SUBJECT TO THE OBLIGATION OF EACH PORTFOLIO TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S EXPENSES FALL BELOW THAT PERCENTAGE. HOWEVER, NO PORTFOLIO IS OBLIGATED TO REPAY ANY EXPENSES PAID BY METLIFE ADVISERS MORE THAN TWO YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSES WERE INCURRED (THREE YEARS FOR THE MFS INVESTORS TRUST AND THE MFS RESEARCH MANAGERS PORTFOLIOS). THIS ARRANGEMENT MAY BE TERMINATED AT ANY TIME.


                                        FFA- 17

(16) METLIFE ADVISERS HAS VOLUNTARILY AGREED TO WAIVE OR PAY ALL EXPENSES (OTHER THAN BROKERAGE COMMISSIONS, TAXES, INTEREST AND ANY EXTRAORDINARY OR NONRECURRING EXPENSES) FOR THE JANUS GROWTH AND THE FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIOS GREATER THAN 0.95% AND 1.05%, RESPECTIVELY, OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. SUCH SUBSIDY IS SUBJECT TO EACH PORTFOLIO'S OBLIGATION TO REPAY METLIFE ADVISERS IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S TOTAL OPERATING EXPENSES FALL BELOW THE STATED EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. SUCH DEFERRED EXPENSES MAY BE CHARGED TO THE APPLICABLE PORTFOLIO IN A SUBSEQUENT YEAR TO THE EXTENT THAT THE CHARGE DOES NOT CAUSE THE TOTAL OPERATING EXPENSES IN SUCH SUBSEQUENT YEAR TO EXCEED THE EXPENSE LIMIT OF 0.95% OR 1.05%, RESPECTIVELY. THE APPLICABLE PORTFOLIO, HOWEVER, IS NOT OBLIGATED TO REPAY ANY EXPENSE PAID BY METLIFE ADVISERS MORE THAN THREE YEARS AFTER THE END OF THE FISCAL YEAR IN WHICH SUCH EXPENSE WAS INCURRED. THE INFORMATION IN THE TABLE IS AN ESTIMATE OF FIRST YEAR EXPENSES.



(17) THE PORTFOLIOS HAVE AN OFFSET ARRANGEMENT WITH THEIR CUSTODIAN BANK WHEREBY THE CUSTODIANS AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIOS' CASH TO REDUCE THE PORTFOLIOS' EXPENSES. THE EXPENSE INFORMATION FOR THESE PORTFOLIOS DO NOT REFLECT THESE REDUCTIONS OR CREDITS.



(18) THE FIDELITY VIP AND VIP II FUNDS EACH HAVE A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B-1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP AND VIP II FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP AND VIP II FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.



(19) THE FIDELITY MONEY MARKET PORTFOLIO OPERATING EXPENSES ARE BASED ON HISTORICAL EXPENSES, ADJUSTED TO REFLECT THE CURRENT MANAGEMENT FEE STRUCTURE. ACTUAL OPERATING EXPENSES FOR THE FIDELITY EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES, AND/OR, BECAUSE THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.



(20) THESE EXAMPLES ASSUME THAT NO REIMBURSEMENT OF EXPENSES WAS IN
     EFFECT.



(21) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.


                                 FFA- 18

 ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)

    T hese tables and bar charts show fluctuations in the Accumulation Unit
      Values for Enhanced Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES (a)    YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Money Market Division (e)................ 2000      $13.86            $14.59              0
                                                   1999       12.62             13.86              0
                                                   1998       12.24             12.62              0
                                                   1997       11.85             12.24              0
                                                   1996       11.46             11.85              0
                                                   1995       11.02             11.46              0
                                                   1994       10.72             11.02             12
                                                   1993       10.50             10.72            657
                                                   1992       10.33             10.50              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Lehman Brothers(R) Aggregate Bond Division........ 2000        9.89             10.92            180
                                                   1999       10.12              9.89             99
                                                   1998       10.00(h)          10.12              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Income Division............. 2000       34.38             37.87            348
                                                   1999       35.52             34.38            393
                                                   1998       32.77             35.52            387
                                                   1997       30.13             32.77            314
                                                   1996       29.36             30.13            272
                                                   1995       24.79             29.36            213
                                                   1994       25.83             24.79            155
                                                   1993       23.43             25.83            111
                                                   1992       22.12             23.43             51
                                                   1991       19.02             22.12              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                        FFA- 19

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Investment Grade Bond Division........... 2000      $16.51            $18.19            371
                                                   1999       16.84             16.51            356
                                                   1998       15.62             16.84            339
                                                   1997       14.46             15.62            235
                                                   1996       14.15             14.46            165
                                                   1995       12.17             14.15             89
                                                   1994       12.77             12.17             24
                                                   1993       11.62             12.77              7
                                                   1992       10.99(d)          11.62              1

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Diversified Division........ 2000       42.85             42.89            918
                                                   1999       39.79             42.85            902
                                                   1998       33.57             39.79            710
                                                   1997       28.11             33.57            515
                                                   1996       24.78             28.11            365
                                                   1995       19.69             24.78            333
                                                   1994       20.51             19.69            241
                                                   1993       18.36             20.51            125
                                                   1992       16.93             18.36             28
                                                   1991       13.68             16.93              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity Asset Manager Division................... 2000       26.27             25.00          1,455
                                                   1999       23.87             26.27          1,475
                                                   1998       20.94             23.87          1,439
                                                   1997       17.52             20.94          1,346
                                                   1996       15.44             17.52          1,118
                                                   1995       13.32             15.44          1,066
                                                   1994       14.32             13.32            728
                                                   1993       11.94             14.32            292
                                                   1992       11.23(d)          11.94             81

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                 FFA- 20

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Division.................. 2000      $26.02            $24.97            299
                                                   1999       23.40             26.02            286
                                                   1998       20.32             23.40            250
                                                   1997       17.08             20.32            225
                                                   1996       15.31             17.08            179
                                                   1995       11.91             15.31            129
                                                   1994       12.43             11.91             90
                                                   1993       11.62             12.43             66
                                                   1992       10.90             11.62             27
                                                   1991       10.00(c)          10.90              2

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

MetLife Stock Index Division...................... 2000       49.39             44.36          3,740
                                                   1999       41.28             49.39          3,697
                                                   1998       32.50             41.28          3,077
                                                   1997       24.83             32.50          2,504
                                                   1996       20.44             24.83          1,648
                                                   1995       15.07             20.44          1,062
                                                   1994       15.04             15.07            631
                                                   1993       13.86             15.04            507
                                                   1992       13.02             13.86            260
                                                   1991       10.13             13.02              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity Equity-Income Division................... 2000       35.46             38.09          2,428
                                                   1999       33.67             35.46          2,717
                                                   1998       30.45             33.67          2,790
                                                   1997       23.99             30.45          2,476
                                                   1996       21.19             23.99          1,775
                                                   1995       15.84             21.19          1,200
                                                   1994       15.02             15.84            513
                                                   1993       12.83             15.02            195
                                                   1992       11.75(d)          12.83             27

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



                                        FFA- 21

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Harris Oakmark Large Cap Value Division........... 2000      $ 8.96            $ 9.98            100
                                                   1999        9.72              8.96             54
                                                   1998       10.00(h)           9.72              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division........... 2000       13.33             13.14            286
                                                   1999       11.01             13.33             71
                                                   1998       10.00(h)          11.01              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Investment Trust Division... 2000       89.41             83.10            880
                                                   1999       76.19             89.41            892
                                                   1998       60.00             76.19            803
                                                   1997       47.19             60.00            656
                                                   1996       38.99             47.19            436
                                                   1995       29.57             38.99            324
                                                   1994       30.85             29.57            197
                                                   1993       27.22             30.85            123
                                                   1992       24.63             27.22             47
                                                   1991       18.67             24.63              7

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity Growth Division.......................... 2000       55.12             48.61          3,041
                                                   1999       40.49             55.12          2,921
                                                   1998       29.30             40.49          2,484
                                                   1997       23.95             29.30          2,249
                                                   1996       21.08             23.95          1,757
                                                   1995       15.72             21.08          1,218
                                                   1994       15.87             15.72            641
                                                   1993       13.43             15.87            290
                                                   1992       12.05(d)          13.43             93

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



                                 FFA- 22

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------

Davis Venture Value Division...................... 2000      $30.70(b)         $31.36              7

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Putnam Large Cap Growth Division.................. 2000        9.82(b)           7.25             23

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division.............. 2000       10.00(b)          10.64             72

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value            2000       12.50             15.88            242
  Division........................................
                                                   1999       10.73             12.50             61
                                                   1998       10.00(h)          10.73              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Janus Mid Cap Division............................ 2000       38.18             26.00          2,844
                                                   1999       17.29             38.18          1,964
                                                   1998       12.72             17.29            523
                                                   1997       10.00(f)          12.72            167

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                        FFA- 23

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------

Calvert Social Mid Cap Growth Division............ 2000      $28.04            $30.98            234
                                                   1999       26.46             28.04            143
                                                   1998       20.58             26.46            127
                                                   1997       16.81             20.58             80
                                                   1996       15.80             16.81             57
                                                   1995       11.43             15.80             18
                                                   1994       12.81             11.43              2
                                                   1993       12.03             12.81              1
                                                   1992       10.78(d)          12.03              0
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Aggressive Growth            2000       56.52             51.71          1,542
  Division........................................
                                                   1999       42.82             56.52          1,462
                                                   1998       38.02             42.82          1,533
                                                   1997       35.98             38.02          1,572
                                                   1996       33.72             35.98          1,396
                                                   1995       26.29             33.72            997
                                                   1994       27.05             26.29            625
                                                   1993       22.26             27.05            358
                                                   1992       20.37             22.26            134
                                                   1991       12.35             20.37              7
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

Loomis Sayles High Yield Bond Division............ 2000       11.26             11.05            156
                                                   1999        9.65             11.26            148
                                                   1998       10.53              9.65             89
                                                   1997       10.00(f)          10.53             49
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Russell 2000(R) Index Division.................... 2000       12.81             12.20            285
                                                   1999       10.53             12.81            130
                                                   1998       10.00(h)          10.53              0
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                 FFA- 24

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Division........... 2000      $15.32            $13.79            959
                                                   1999       12.08             15.32            663
                                                   1998       11.79             12.08            657
                                                   1997       10.00(f)          11.79            279

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.................. 2000       26.26(b)          26.04              9

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Aurora Small Cap Value       2000       10.00(b)          12.27             20
  Division........................................

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Scudder Global Equity Division.................... 2000       15.49             15.10            481
                                                   1999       12.49             15.49            361
                                                   1998       10.88             12.49            256
                                                   1997       10.00(f)          10.88            120

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division............. 2000       13.36             11.32            194
                                                   1999       10.80             13.36             80
                                                   1998       10.00(h)          10.80              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



                                        FFA- 25

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Putnam International Stock Division............... 2000      $18.96            $16.88            777
                                                   1999       16.43             18.96            818
                                                   1998       13.54             16.43            837
                                                   1997       13.99             13.54            853
                                                   1996       14.38             13.99            868
                                                   1995       14.40             14.38            814
                                                   1994       13.84             14.40            558
                                                   1993        9.45             13.84            191
                                                   1992       10.63              9.45             50
                                                   1991       10.00(g)          10.63              4

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity Overseas Division........................ 2000       28.04             22.47            867
                                                   1999       19.85             28.04            724
                                                   1998       17.77             19.85            656
                                                   1997       16.08             17.77            647
                                                   1996       14.34             16.08            397
                                                   1995       13.20             14.34            197
                                                   1994       13.10             13.20             93
                                                   1993        9.63             13.10             27
                                                   1992       11.22(d)           9.63              4

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $57,902,555 as of December 31, 2000, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.


(a)
  Not all investment divisions are offered under the various Enhanced Deferred Annuities.


(b)


  Inception Date July 5, 2000.


(c)
  Inception Date May 1, 1991.

(d)
  Inception Date May 1, 1992.

(e)
  No longer offered under the Enhanced Deferred Annuities.

(f)
  Inception Date March 3, 1997.

(g)
  Inception Date July 1, 1991. Sales commenced for Non-Qualified Enhanced Deferred Annuities for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.451(e)(11) severance and death benefit plans in 1991.

(h)
  Inception Date November 9, 1998.

                                 FFA- 26

 FINANCIAL FREEDOM DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)

T hese tables and bar charts show fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements, or other reports (such as the annual report).


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity Money Market Division................... 2000      $13.86           $14.59          1,119
                                                  1999       12.62            13.86            761
                                                  1998       12.24            12.62            148
                                                  1997       11.85            12.24             81
                                                  1996       11.46            11.85            101
                                                  1995       11.02            11.46             41
                                                  1994       10.72            11.02             26
                                                  1993       10.50            10.72             19
                                                  1992       10.22            10.50             12
                                                  1991       10.00(b)         10.22          1,146

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Lehman Brothers(R) Aggregate Bond Division....... 2000        9.89            10.92             26
                                                  1999       10.12             9.89              3
                                                  1998       10.00(e)         10.12              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

State Street Research Income Division............ 2000       34.38            37.87             22
                                                  1999       35.52            34.38             20
                                                  1998       32.77            35.52             24
                                                  1997       30.13            32.77              5
                                                  1996       29.36(a)         30.13              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]
                                        FFA- 27

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity Investment Grade Bond Division.......... 2000      $16.51           $18.19            245
                                                  1999       16.84            16.51            218
                                                  1998       15.62            16.84            218
                                                  1997       14.46            15.62            170
                                                  1996       14.15            14.46            133
                                                  1995       12.17            14.15            115
                                                  1994       12.77            12.17             72
                                                  1993       11.62            12.77             46
                                                  1992       11.00            11.62             25
                                                  1991       10.00(b)         11.00              2

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

State Street Research Diversified Division....... 2000       42.85            42.89             65
                                                  1999       39.79            42.85             59
                                                  1998       33.57            39.79             48
                                                  1997       28.11            33.57             20
                                                  1996       24.78(a)         28.11              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity Asset Manager Division.................. 2000       26.27            25.00            787
                                                  1999       23.87            26.27            812
                                                  1998       20.94            23.87            815
                                                  1997       17.52            20.94            816
                                                  1996       15.44            17.52            742
                                                  1995       13.32            15.44            600
                                                  1994       14.32            13.32            511
                                                  1993       11.94            14.32            309
                                                  1992       10.78            11.94            111
                                                  1991       10.00(b)         10.78             12

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



                                 FFA- 28

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Calvert Social Balanced Division................. 2000      $26.06           $25.01            238
                                                  1999       23.44            26.06            222
                                                  1998       20.35            23.44            183
                                                  1997       17.11            20.35            162
                                                  1996       15.34            17.11            120
                                                  1995       11.93            15.34             82
                                                  1994       12.45            11.93             56
                                                  1993       11.63            12.45             35
                                                  1992       10.91            11.63             22
                                                  1991       10.00(b)         10.91              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

MetLife Stock Index Division..................... 2000       42.13            37.84          1,251
                                                  1999       35.21            42.13          1,245
                                                  1998       27.72            35.21            942
                                                  1997       21.18            27.72            799
                                                  1996       17.43            21.18            514
                                                  1995       12.86            17.43            310
                                                  1994       12.83            12.86            226
                                                  1993       11.82            12.83            150
                                                  1992       11.11            11.82          1,999
                                                  1991       10.00(b)         11.11          2,181

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity Equity-Income Division.................. 2000       35.46            38.09          1,019
                                                  1999       33.67            35.46          1,036
                                                  1998       30.45            33.67            963
                                                  1997       23.99            30.45            906
                                                  1996       21.19            23.99            659
                                                  1995       15.84            21.19            445
                                                  1994       15.02            15.84            270
                                                  1993       12.83            15.02            165
                                                  1992       11.07            12.83             66
                                                  1991       10.00(b)         11.07              4

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



                                        FFA- 29

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Harris Oakmark Large Cap Value Division.......... 2000      $ 8.96           $ 9.98             15
                                                  1999        9.72             8.96              6
                                                  1998       10.00(e)          9.72              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division.......... 2000       13.33            13.14             82
                                                  1999       11.01            13.33             16
                                                  1998       10.00(e)         11.01              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

State Street Research Investment Trust            2000       89.41            83.10             67
  Division.......................................
                                                  1999       76.19            89.41             65
                                                  1998       60.00            76.19             56
                                                  1997       47.19            60.00             32
                                                  1996       38.99(a)         47.19              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value
Fidelity Growth Division......................... 2000       55.12            48.61          1,636
                                                  1999       40.49            55.12          1,554
                                                  1998       29.30            40.49          1,363
                                                  1997       23.95            29.30          1,317
                                                  1996       21.08            23.95          1,058
                                                  1995       15.72            21.08            762
                                                  1994       15.87            15.72            508
                                                  1993       13.43            15.87            317
                                                  1992       12.40            13.43            136
                                                  1991       10.00(b)         12.40             30

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Davis Venture Value Division..................... 2000       30.70(f)         31.36             11

GRAPH TO COME

           Year End Accumulation Unit Value



                                 FFA- 30

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Putnam Large Cap Growth Division................. 2000      $ 9.82(f)        $ 7.25             14

GRAPH TO COME

           Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division............. 2000       10.00(f)         10.64             19

GRAPH TO COME

           Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value
  Division....................................... 2000       12.50            15.88             55
                                                  1999       10.73            12.50             10
                                                  1998       10.00(e)         10.73              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Janus Mid Cap Division........................... 2000       38.18            26.00            719
                                                  1999       17.29            38.18            450
                                                  1998       12.72            17.29            140
                                                  1997       10.00(d)         12.72             52

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Calvert Social Mid Cap Growth Division........... 2000       28.04            30.98            160
                                                  1999       26.46            28.04            145
                                                  1998       20.58            26.46            133
                                                  1997       16.81            20.58            118
                                                  1996       15.80            16.81            108
                                                  1995       11.43            15.80             62
                                                  1994       12.81            11.43             44
                                                  1993       12.03            12.81             29
                                                  1992       10.67            12.03             16
                                                  1991       10.00(b)         10.67              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



                                        FFA- 31

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Division....................................... 2000      $56.52           $51.71             45
                                                  1999       42.82            56.52             24
                                                  1998       38.02            42.82             22
                                                  1997       35.98            38.02             14
                                                  1996       33.72(a)         35.98              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Loomis Sayles High Yield Bond Division........... 2000       11.26            11.05             53
                                                  1999        9.65            11.26             50
                                                  1998       10.53             9.65             37
                                                  1997       10.00(d)         10.53              8

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Russell 2000(R) Index Division................... 2000       12.81            12.20             75
                                                  1999       10.53            12.81             30
                                                  1998       10.00(e)         10.53              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division.......... 2000       15.32            13.79            425
                                                  1999       12.08            15.32            317
                                                  1998       11.79            12.08            242
                                                  1997       10.00(d)         11.79            108

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Loomis Sayles Small Cap Division................. 2000       26.26(f)         26.04              2

GRAPHIC TO COME

           Year End Accumulation Unit Value


                                 FFA- 32

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
State Sheet Research Aurora Small Cap Value
  Division....................................... 2000      $10.00(f)        $12.27             19

GRAPHIC TO COME

           Year End Accumulation Unit Value

Scudder Global Equity Division................... 2000       15.49            15.10            212
                                                  1999       12.49            15.49            178
                                                  1998       10.88            12.49            146
                                                  1997       10.00(d)         10.88             56

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division............ 2000       13.36            11.32             44
                                                  1999       10.80            13.36             11
                                                  1998       10.00(e)         10.80              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Putnam International Stock Division.............. 2000       18.96            16.88             36
                                                  1999       16.43            18.96             24
                                                  1998       13.54            16.43             22
                                                  1997       13.99            13.54             10
                                                  1996       14.38(a)         13.99              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value



                                        FFA- 33

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity Overseas Division....................... 2000      $28.04           $22.47            560
                                                  1999       19.85            28.04            513
                                                  1998       17.77            19.85            486
                                                  1997       16.08            17.77            508
                                                  1996       14.34            16.08            365
                                                  1995       13.20            14.34            259
                                                  1994       13.10            13.20            197
                                                  1993        9.63            13.10             98
                                                  1992       10.89             9.63             24
                                                  1991       10.00(b)         10.89              4

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


----------------------------------------


In addition to the above mentioned Accumulation Units, there were cash reserves of $57,902,555 as of December 31, 2000, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.


(a)
  Inception Date May 1, 1996.

(b)
  Inception Date July 1, 1991.

(c)
 Inception Date May 1, 1991.

(d)
 Inception Date March 3, 1997.

(e)
 Inception Date November 9, 1998.


(f)


 Inception Date July 5, 2000.


                                 FFA- 34

METLIFE

M etropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 12 countries.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
W e established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

[SNOOPY AND WOODSTOCK]
                                                                         FFA- 35

VARIABLE ANNUITIES

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.



The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.


A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.


The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."



All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.


[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

       The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants. A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.

FFA- 36

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Fund prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity VIP and VIP II Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees, except for the American Fund Portfolios.



Your investment choices are listed in the approximate risk relationship among the available Portfolios. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.
The following list of investment choices includes fourteen Portfolios that, subject to state approval, we anticipate will be available on or about May 1, 2001.


While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices (including those anticipated to be available May 1, 2001) in the approximate order of risk from the most conservative to the most aggressive.
                                                                         FFA- 37

                                        [SNOOPY READING MENU GRAPHIC]

Fidelity Money Market Portfolio


Salomon Brothers U.S. Government Portfolio


Lehman Brothers(R) Aggregate Bond Index Portfolio


State Street Research Income Portfolio


Fidelity Investment Grade Bond Portfolio


PIMCO Total Return Portfolio


Salomon Brothers Strategic Bond Opportunities Portfolio


State Street Research Diversified Portfolio


Fidelity Asset Manager Portfolio


Calvert Social Balanced Portfolio


MetLife Stock Index Portfolio


American Funds Growth-Income Portfolio


Fidelity Equity-Income Portfolio


Harris Oakmark Large Cap Value Portfolio


T. Rowe Price Large Cap Growth Portfolio


MFS Investors Trust Portfolio


State Street Research Investment Trust


  (formerly State Street Research Growth) Portfolio


MFS Research Managers Portfolio


American Funds Growth Portfolio


Janus Growth Portfolio


Fidelity Growth Portfolio


Davis Venture Value Portfolio


Putnam Large Cap Growth Portfolio


MetLife Mid Cap Stock Index Portfolio


Neuberger Berman Partners Mid Cap Value Portfolio


Harris Oakmark Mid Cap Value Portfolio


MFS Mid Cap Growth Portfolio


Janus Mid Cap Portfolio


Calvert Social Mid Cap Growth Portfolio


State Street Research Aggressive Growth Portfolio


Loomis Sayles High Yield Bond Portfolio


Russell 2000(R) Index Portfolio


T. Rowe Price Small Cap Growth Portfolio


Loomis Sayles Small Cap Portfolio


State Street Research Aurora Small Cap Value Portfolio


Franklin Templeton Small Cap Growth Portfolio


PIMCO Innovation Portfolio


Scudder Global Equity Portfolio


Morgan Stanley EAFE(R) Index Portfolio


MFS Research International Portfolio


Putnam International Stock Portfolio


Fidelity Overseas Portfolio


American Funds Global Small Capitalization Portfolio



Subject to state approval, Salomon Brothers U.S. Government, PIMCO Total Return, Salomon Brothers Strategic Bond Opportunities, American Funds Growth-Income, MFS Investors Trust, MFS Research Managers, American Funds Growth, Janus Growth, Harris Oakmark Mid Cap Value, MFS Mid Cap Growth, Franklin Templeton Small Cap Growth, PIMCO Innovation, MFS Research International and American


    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

FFA- 38

Funds Global Small Capitalization Portfolios will be available on or about May 1, 2001.



Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we send you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


*   Some of the investment divisions are not approved in your state.

* Your employer, association or other group contract holder limits the number of available investment divisions.

*   We have restricted the available investment divisions.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund or American Fund, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, Zenith Fund and the Met Investors Fund are available only by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity VIP and VIP II Funds and American Fund Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, Harris Oakmark Mid Cap Value, MFS Mid Cap Growth, Calvert Social Balanced and Calvert Social Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.



The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, formerly known as New England Investment Management, LLC, a monthly fee for its services as their investment manager. The Met Investors Fund pays Met Investors Advisory Corp., formerly known as Security First Investment Management Corporation, a monthly fee for its services as its investment manager. The American Fund pays Capital Research and Management Company a monthly fee for its


                                                                         FFA- 39
services as its investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. Similarly, the Portfolios of the Fidelity VIP and VIP II Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, as applicable, in the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund prospectuses and SAIs.



In addition, the Metropolitan Fund, Zenith Fund and Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies that invest in the Metropolitan Fund, Zenith Fund or Met Investors Fund. The Calvert Fund, Fidelity VIP and VIP II Funds and American Fund prospectuses each discuss different separate accounts of the various insurance companies that invest in each fund's portfolios. The risks of these arrangements are also discussed in each fund's prospectus.


DEFERRED ANNUITIES

This Prospectus describes the following kinds of Deferred Annuities under which you can accumulate money:


Financial Freedom         Enhanced Preference
Account:                  Plus Account:
# TSA (Tax Sheltered      # TSA (Tax Sheltered
  Annuity)                  Annuity)
# 403(a) (Qualified       # 403(a) (Qualified
  annuity plans under       annuity plans under
  sec.403(a))               sec.403(a))
# Non-Qualified (for      # PEDC (Public Employee
  certain deferred          Deferred Compensation)
  arrangements and        # Traditional IRA
  plans)                    (Individual Retirement
                            Annuities)
                          # Non-Qualified
                          # Non-Qualified (for
                            certain deferred
                            arrangements and
                            plans)

[LINUS BUILDING SAND CASTLE]

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for

These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity.
FFA- 40
sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.


The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you for Enhanced Deferred Annuities. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.


THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes


We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

[SAFE GRAPHIC]
                                                                         FFA- 41
or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the values of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.


In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.



The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.


[SCALE GRAPHIC]
[PIE CHART GRAPHIC]
[GLOBE GRAPHIC]

[HOUR GLASS GRAPHIC]
FFA- 42

PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61. (Except for an Enhanced PEDC Deferred Annuity.)

*   A withdrawal based on your leaving your job.

* Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

*   For TSA and 403(a) Deferred Annuities if you should leave your job.

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                         FFA- 43

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.


                       $500    =  50 accumulation units
                       ----
                       $10


CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value



However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).



            $10.00 x .95 = $9.50 is the new Accumulation Unit Value


[WOODSTOCK GRAPHIC]

[GIRL ADDING GRAPHIC]
FFA- 44

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:


*   The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and


* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests will be processed on our next business day.


WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic
Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.


Your withdrawal may be subject to early withdrawal charges.


You may transfer money within your contract. You will not incur current taxes on your earnings.

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

[CHARLIE BROWN IN MONEY JAR GRAPHIC]
                                                                         FFA- 45

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA DEFERRED ANNUITIES

If we agree and if approved in your state for only Enhanced TSA and IRA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals.


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.



CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.



SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in


We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Each payment must be at least $50. For the TSA Enhanced Deferred Annuity, if you elect to receive payments through this program, you must either be 59 1/2 years old or have left your job and you must have no loan outstanding from the Fixed Interest Account. Tax law generally prohibits withdrawals from TSA Enhanced Deferred Annuities before you reach age 59 1/2.

If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th of the prior month.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]

FFA- 46
good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.



Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.



Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.


MINIMUM DISTRIBUTION


In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.


CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
                                                                         FFA- 47

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of the shares available to the Deferred Annuities has 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

[WOODSTOCK TYPING GRAPHIC]
FFA- 48

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the states where premium taxes are charged and the amount of these taxes.



We also reserve the right to deduct from purchase payments or Account Balances any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.



For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.


We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.
                                                                         FFA- 49

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%


The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.


Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.


* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy
    Section 72(t) requirements under the Internal Revenue Code.


[BOY WITH MAGNIFYING GLASS GRAPHIC]

Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.

FFA- 50

* If you have transfered money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

           Contract Year
  1*    2    3     4         5
  20%  25%  33 1/3% 50%  remainder
  * Less that Contract Year's
    withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

*   If you retire:

     -- For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

     -- For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

     -- For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

                                                                         FFA- 51

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC, and IRA Enhanced Deferred Annuities.)


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

I f you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:


    We credit your transferred amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract.


                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:


     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:


                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

[WOODSTOCK GRAPHIC]
FFA- 52

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
Y ou may cancel the Deferred Annuity within a certain time period.

    This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.


DEATH BENEFIT
One of the insurance guarantees we provide you under the
     Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the following Deferred
Annuities:

*   Enhanced TSA

*   Enhanced Non-Qualified

*   Enhanced 403(a)

*   Enhanced Traditional IRA

*   Financial Freedom TSA

*   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

*   Non-Qualified Deferred Annuity for

     --   sec.457(f) deferred compensation plan

     --   sec.451 deferred fee arrangements

     --   sec.451 deferred compensation plans

     --   sec.457(e)(11) severance and death benefit plans

     --   sec.415(m) qualified governmental excess benefit arrangements

[GIRL READING GRAPHIC]
                                                                         FFA- 53

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.


We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.



Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options other than applying the death benefit to a pay-out option or lump-sum cash payment.



Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


PAY-OUT OPTIONS (OR INCOME OPTIONS)
Y ou may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium and other taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in certain states.


 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
FFA- 54

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in certain states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
[SNOOPY SUNBATHING GRAPHIC]
You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.
                                                                         FFA- 55

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:           Enhanced Preference Plus Account:
*  TSA                               *  TSA
*  403(a)                            *  403(a)
*  Non-Qualified (for certain        *  PEDC
deferred arrangements and            *  Traditional IRA
plans)                               *  Non-Qualified
                                     *  Non-Qualified (for certain
                                        deferred arrangements and
                                        plans)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than

                     Many times the Owner and the Annuitant are the same person. FFA- 56 if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a

When deciding how to receive income, consider:

- The amount of income you need;

                                                                         FFA- 57

- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

[SNOOPY ON BEACH GRAPHIC]
smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.


THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the

          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
                 The AIR is stated in your contract and may range from 3% to 6%. FFA- 58 investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS

You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).


For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the


[WOODSTOCK AND MONEY]
Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
                                                                         FFA- 59
transaction to take place on that day. All other transfers will be processed our next business day.
CONTRACT FEE

There is no contract fee under the Income Annuities.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.



PREMIUM AND OTHER TAXES


Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.



Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in the Appendix.



We also reserve the right to deduct from purchase payments any taxes (including but not limited to premium taxes) paid by us to any


The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value. FFA- 60

Generally, your requests including subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order. [CHARLIE BROWN WITH LETTER GRAPHIC]

[LUCY READING GRAPHIC]
You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.


government entity relating to the Income Annuities. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK


You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

GENERAL INFORMATION

ADMINISTRATION
A ll transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.



Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:


*   On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or


*   After the close of the Exchange.


In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the

                                                                         FFA- 61
problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS


You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on or to limit any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account.


BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone, 24 hours a day, 7 days a week, unless prohibited by state law or by your employer. Likewise in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

[CHARLIE BROWN ON PHONE GRAPHIC]

You may authorize your sales representative to make telephone transactions on your behalf. You must complete the form and we must agree.

FFA- 62

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other

                                                                         FFA- 63
authorization, who has the ability to control the amount and timing of transfers for a number of other Contract owners, and who simultaneously make the same request or series of requests on behalf of other Contract owners.

VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.

[SNOOPY AS TOWN CRIER GRAPHIC]

All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

FFA- 64

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.


We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.


* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).


* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.


* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.


* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

                                                                         FFA- 65

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP and VIP II Funds, Met Investors Fund or American Fund proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund, Calvert Fund, Fidelity VIP and VIP II Funds or American Fund that are owned by our general account or by any of


FFA- 66
our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and
*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6%. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3%.



We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .20% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.


From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

                          [SNOOPY METLIFE REP GRAPHIC]

                                                                         FFA- 67

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and

FFA- 68

MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:


                      During Contract Year
             1     2     3     4     5     6     7    8 & Beyond
   Year      -     -     -     -     -     -     -    ----------
Percentage  5.6%  5.0%  4.5%  4.0%  3.0%  2.0%  1.0%      0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (Code) is complex and subject to change on a regular basis. You should consult your own tax advisor about your own circumstances. You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.


You are responsible for determining whether your purchase of a Deferred or Income Annuity, withdrawals, income payments and other transactions under your Deferred and Income Annuities satisfy applicable tax law.



Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also


                                                                         FFA- 69
an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax or other taxes, consequences including estate tax, gift tax and generating skipping transfer tax that are not discussed in this Prospectus. Please consult your tax advisor.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL
This section applies to TSA, 403(a), Non-Qualified, Traditional IRA and PEDC. It does not apply to Non-Qualified Deferred Annuities for sec.451, sec.457(f) or sec.457(e)(11) plans.

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Internal Revenue Code (Code).


PURCHASE PAYMENTS



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.



Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.


Purchase payments to TSA, 403(a), and PEDC contracts are generally on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Under some circumstances "after-tax" contributions can be made to certain of these annuities. These purchase payments do not reduce your taxable income or give you a tax deduction. There are different annual purchase payment limits for the annuities offered in this prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


Purchase payments to a Non-Qualified annuity are on an after-tax basis. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction. Generally, Traditional IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Whether you can make deductible purchase payments to your Traditional IRA depends on your personal situation. Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

      Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.
[PIGGY BANK GRAPHIC]

FFA- 70

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount reported as income differs depending on the type of:


*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.


We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. For withdrawal from PEDC annuities, you may not elect not to withhold. The amount we withhold is determined by the Code. For withdrawals from a TSA or 403(a) annuity, please see the 20% mandatory withholding discussion.



WITHDRAWALS AND INCOME PAYMENTS FOR IRAS, TSAS, AND 403(a) CONTRACTS



Withdrawals and income payments are included in income except for that portion that represents a return of non-deductible purchase payments.



MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, TSAS AND 403(a) CONTRACTS



Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:



*   The year you turn age 70 1/2 or;



* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.



Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.



It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.



Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year. Owners of IRA, TSA and 403(a) contracts have the option of satisfying either the pre-2001 or post-2000 rules for any distribution attributable to the 2001 tax year.


                                                                         FFA- 71

REQUIREMENT FOR AFTER-DEATH DISTRIBUTIONS FOR IRA, TSA AND 403(a) CONTRACTS



If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.


WITHDRAWALS BEFORE AGE 59 1/2 (EXCEPT PEDC)

If you receive a taxable distribution from your Deferred Annuity before you reach age 59 1/2 this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                             Type of Contract
                                            --------------------------------------------------
                                              Non-            Trad.
                                            Qualified          IRA          TSA         403(a)
                                            ---------         -----         ---         ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy (SEPP)                                 x              x            x(1)         x(1)
After you die                                     x              x            x            x
After you become totally disabled (as defined in the
Code)                  x                                         x            x            x
After separation from service if you
are over age 55.                                                              x            x
To pay deductible medical expenses                               x            x            x
To pay medical insurance premiums if you are
unemployed                                                       x
To pay for qualified higher education expenses, or x
For qualified first time home purchases up to $10,000
                                                                 x
After December 31, 1999, for IRS levies                          x            x            x
Under certain income annuities providing for
substantially equal payments over the "payout"
period                     x
(1) You must also be separated from service.


                                                  [SNOOPY WITH TAX BILL GRAPHIC]

FFA- 72

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax advisor. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.



If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications to your payment before age 59 1/2 or within five years whichever is later, after beginning SEPP payments will generally result in the retroactive imposition of the 10% penalty tax with interest.


MANDATORY 20% WITHHOLDING [FOR TSA AND 403(a)]

For TSA and 403(a) Deferred Annuities, we are required to withhold 20% of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

An "eligible rollover distribution" is any taxable amount you receive from your TSA or 403(a) Deferred Annuity. It does not include taxable distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amount is determined at the time of payment. In certain instances, you may elect out of these withholding requirements.


TSA


GENERAL


TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.


                                                                         FFA- 73

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.



WITHDRAWALS



If you are under age 59 1/2 you cannot withdraw money from your Deferred Annuity unless the withdrawal:


* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

*   Is directly transferred to other 403(b) arrangements;

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you leave your job, after you die, or become disabled (as defined by Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.


See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.



LOANS



If your TSA Contract permits Contract Loans, such loans will be made only from any Fixed Interest Account Balance. In that case, we credit your Fixed Interest Account Balance up to certain limits, up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.



Your Contract will indicate whether Contract Loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.


See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.


                              [CONFERENCE GRAPHIC]

FFA- 74

In some cases, your purchase payments may be tax deductible.
Annual contributions to all your Traditional and Roth IRAs may not exceed the lesser of $2,000 or 100% of your compensation.
You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

TRADITIONAL IRA ANNUITIES

Generally, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Deferred Annuity.
* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA, without incurring Federal income taxes if certain conditions are satisfied.


* The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.


PURCHASE PAYMENTS

Generally:


* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs are limited to the lesser of 100% of compensation or $2,000 per year. In general, a $2,000 purchase payment can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.


*   Purchase payments in excess of this amount may be subject to a penalty tax.


* Purchase payments (except for permissible rollovers and transfers) are generally not permitted after the calendar year in which you become 69 1/2.


*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA contribution to a Roth IRA before you file your income tax return (including filing extensions).


WITHDRAWALS AND INCOME PAYMENTS



Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs.

                                                                         FFA- 75

  If your spouse is your beneficiary and if your Deferred Annuity permits, he or she may elect to continue as "owner" of the Deferred Annuity. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction.

NON-QUALIFIED ANNUITIES

GENERAL

* Purchase payments made to Non-Qualified annuities are applied on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Deferred Annuity.

* Your Non-Qualified annuity may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.


* When a non-natural person owns a Non-Qualified annuity, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.


* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.



* Annuities issued after October 21, 1988 by the same insurance company in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.



* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.



DIVERSIFICATION



In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

FFA- 76

CHANGES TO TAX RULES AND INTERPRETATIONS



Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:



* Possible taxation of transfers between investment divisions or a transfer from an investment division to the Fixed Income Option.



* Possible taxation as if you were the owner of your portion of the Separate Account's assets.



* Possible limits on the number of funding options available or the frequency of transfers among them.


PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.


PARTIAL AND FULL WITHDRAWALS



Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:


*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).


* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.



INCOME ANNUITY PAYMENTS


Different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.


* The IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.



* Payments in the nature of a refund of purchase payments made to your estate or beneficiary after your death are generally taxable to the recipient in the same manner as a full withdrawal.



The Internal Revenue Service has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.


                              [WOODSTOCK GRAPHIC]

                                                                         FFA- 77

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



AFTER DEATH



The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract.



If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.



If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.



In the case of joint owners, the above rules will be applied on the death of any owner.



When the owner is not a natural person, these rules will be applied on the death of any annuitant.



NON-QUALIFIED ANNUITY FOR SEC.457(f) DEFERRED COMPENSATION PLANS.


These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by state or local governments or non-church tax-exempt organizations. In this arrangement the tax exempt entity (e.g., a hospital) contributes your deferred

FFA- 78
compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified annuity which may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

When deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue. Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the major Federal tax issues under sec.457. In connection with the sale of the Non-Qualified annuity for sec.457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice from such counsel has not been updated to reflect changes, if any, in the law. Such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED FEE ARRANGEMENTS.
Under sec.451 deferred fee arrangements, a third party which is a tax-exempt entity (e.g., a hospital) enters into an arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred

[SNOOPY GRAPHIC]

                                                                         FFA- 79
compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

A trust established by the tax-exempt entity will own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED COMPENSATION PLANS.
Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them unless, under the method of accounting used in computing taxable income, such amounts are to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct, as compensation, the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation

FFA- 80
plans. Tax exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the annuity.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified annuity, the trust may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the annuity.

The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income, such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and a "bona-fide death benefit" plan, your deferral amounts are subject to tax in the year in which they are deferred. In that event, if you have

[SNOOPY WITH ADDING MACHINE GRAPHIC]

                                                                         FFA- 81
not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.
There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under 457(e)(11), the application section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement, would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. In connection with the sale of the Non-Qualified annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

NON-QUALIFIED ANNUITY FOR SEC.415(m) QUALIFIED GOVERNMENTAL EXCESS BENEFIT
PLANS.
Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the sec.415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the sec.415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the IRS, entities considering the purchase of this annuity to fund a qualified governmental excess benefit plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

FFA- 82

PEDC

GENERAL

PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your annuity can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job


*   Have an unforeseen emergency (as defined by the Code)


MINIMUM DISTRIBUTION


The minimum distribution rules for contracts issued to PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. There are some additional rules that apply; consult your tax advisor.



SPECIAL RULES



Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on an agreement in writing on August 16, 1986).


                                                                         FFA- 83

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     7
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    35
FINANCIAL STATEMENTS OF METLIFE.......... ..........    81


[PEANUTS GANG GRAPHIC]

FFA- 84

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                       TSA         403(a)      PEDC                          Non-Qualified
                       Deferred    Deferred    Deferred       IRA Deferred   Deferred
                       and         and         and            and            and
                       Income      Income      Income         Income         Income
                       Annuities   Annuities   Annuities(1)   Annuities(2)   Annuities
California...........  0.5%        0.5%        2.35%          0.5%(3)        2.35%
Maine................  --          --          --             --             2.0%
Nevada...............  --          --          --             --             3.5%
Puerto Rico..........  1.0%        1.0%        1.0%           1.0%           1.0%
South Dakota.........  --          --          --             --             1.25%
West Virginia........  1.0%        1.0%        1.0%           1.0%           1.0%
Wyoming..............  --          --          --             --             1.0%


----------------

(1)PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

(2) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(3)WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.

(C)2001 METROPOLITAN LIFE INSURANCE COMPANY


[LUCY'S TAXES GRAPHICS]
                                                                         FFA- 85

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

FFA- 86

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.


[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust


[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio

[ ] Fidelity Variable Insurance Products Funds


[ ] American Funds Insurance Series


[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
Attn: Brian Mack
485 E US Highway 1 South, 4th Floor
Iselin, NJ 08830

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

ADDRESS SERVICE REQUESTED

                     APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from the EDGAR filing due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

INTRODUCTION

The four prospectuses included in the Form N-4 for Metropolitan Life Separate Account E include illustrations using various characters from the PEANUTS(Registered) gang which are copyrighted by United Feature Syndicate, Inc. There is a list and description of characters followed by a list of illustrations and their page location in the prospectuses (by prospectus).

CHARACTERS

Snoopy -- A Beagle dog
Charlie Brown -- A little boy with zigzag pattern on shirt
Woodstock -- A small bird
Lucy -- A little brunette girl
Linus -- A younger little boy with stripped shirt (Lucy's brother)
Marcie -- A little brunette girl with glasses
Franklin -- A curly haired little boy
Pigpen -- A little boy with dust cloud and smudged face
Peppermint Patty -- An athletic girl with freckles, page boy haircut and sandals Sally -- A little blond girl with curls on top (Charlie Brown's sister)



A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, ROTH IRA, SIMPLE IRA AND SEP IRA               PAGE
 1. Snoopy as MetLife Representative with briefcase    A-PPA first page
    straightening bow tie

 2. Charlie Brown on step ladder looking at fold       A-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        A-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     A-PPA-13 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      A-PPA-18 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            A-PPA-18 The Variable
                                                       Annuities in this
                                                       Prospectus

 7. Snoopy reading menu at restaurant table            A-PPA-20 Your Investment
                                                       Choices

 8. Linus building sand castle                         A-PPA-22 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      A-PPA-23 The Equity
    with arrow pointing to three dimensional graph     Generator

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, ROTH IRA, SIMPLE IRA AND SEP IRA (Continued)   PAGE

10. The Equalizer(Service Mark) icon--A balancing      A-PPA-23 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     A-PPA-23 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     A-PPA-23 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      A-PPA-24 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Snoopy as MetLife Representative typing at         A-PPA-24 Electronic
    computer                                           Applications

15. Woodstock making calculations on paper with        A-PPA-25 The Value of
    pencil                                             Your Investment

16. Marcie at desk with adding machine reviewing       A-PPA-26 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

17. Charlie Brown struggling to reach into jar of      A-PPA-27 Access to Your
    money                                              Money

18. Snoopy as WWI flying ace dispatching Woodstocks    A-PPA-28 Systematic
    with checks                                        Withdrawal Program


19. Woodstock with accountant's visor and adding       A-PPA-29 Charges
    machine

20. Franklin with magnifying glass                     A-PPA-31 When No Early
                                                       Withdrawal Charge Applies

21. Woodstock moving money bag from one pile of        A-PPA-32 When Another
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

22. Marcia reading a paper                             A-PPA-33 Free Look

23. Snoopy floating in innertube with glasses and      A-PPA-35 Income Annuities
    drink

24. Snoopy lounging on beach chair with sunglasses     A-PPA-36 Income Payment
    and drink                                          Types

25. Woodstock writing out a check                      A-PPA-37 Purchasing an
                                                       Income Annuity

26. Woodstock moving money bag from one pile of        A-PPA-39 Transfers
    money bags to another

27. Lucy with magnifying glass studying a piece of     A-PPA-39 Free Look
    paper

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, ROTH IRA, SIMPLE IRA AND SEP IRA (Continued)   PAGE
28. Charlie Brown receiving letter at mail box         A-PPA-41 Confirming
                                                       Transactions

29. Charlie Brown listening on telephone               A-PPA-42 Transactions by
                                                       Telephone

30. "Colonial" Snoopy as town cryer                    A-PPA-44 Advertising
                                                       Performance

31. Snoopy as MetLife Representative shaking paw/      A-PPA-44 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

32. Piggybank with "Do not open until age 59 1/2"      A-PPA-48 Income Taxes--
    printed on side                                    General

33. Snoopy as "Uncle Sam" presenting a tax bill        A-PPA-48 Income Taxes--
                                                       Withdrawals

34. Snoopy as "Uncle Sam" collecting taxes from        A-PPA-50 Income Taxes--
    Charlie Brown who is digging in his pockets        Non-Qualified Annuities
    for money

35. Linus "walking" the hoop with "IRAs" on side       A-PPA-53 Income Taxes--
                                                       IRAs

36. Woodstock flying with check                        A-PPA-55 Roth IRA
                                                       Annuities--Withdrawals

37. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     A-PPA-58 Table of
    Linus and Peppermint Patty                         Contents for the SAI

38. Lucy in her advice box with "TAXES--The Expert     A-PPA-59 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR TSA, PEDC, KEOGH AND 403(a)   PAGE
 1. Snoopy as MetLife Representative with briefcase    B-PPA first page
    straightening bow tie

 2. Charlie Brown on step ladder looking at fold       B-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        B-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     B-PPA-13 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      B-PPA-20 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            B-PPA-21 The Variable
                                                       Annuities in this
                                                       Prospectus

 7. Snoopy reading menu at restaurant table            B-PPA-22 Your Investment
                                                       Choices

 8. Linus building sand castle                         B-PPA-24 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      B-PPA-25 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      B-PPA-25 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     B-PPA-25 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     B-PPA-26 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      B-PPA-26 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Woodstock making calculations on paper with        B-PPA-27 The Value of
    pencil                                             Your Investment

15. Marcie at desk with adding machine reviewing       B-PPA-28 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

16. Charlie Brown struggling to reach into jar of      B-PPA-29 Access to Your
    money                                              Money

17. Snoopy as WWI flying ace dispatching Woodstocks    B-PPA-30 Systematic
    with checks                                        Withdrawal Program

18. Woodstock with accountant's visor and adding       B-PPA-33 Early Withdrawal
    machine                                            Charges

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITY CONTRACTS FOR TSA, PEDC, KEOGH AND 403(a)
   (continued)                                         PAGE
19. Franklin with magnifying glass                     B-PPA-34 When No Early
                                                       Withdrawal Charge Applies

20. Woodstock moving money bag from one pile of        B-PPA-37 When Another
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

21. Marcia reading paper                               B-PPA-37 Free Look

22. Snoopy floating in innertube with glasses and      B-PPA-40 Income Annuities
    drink

23. Snoopy lounging on beach chair with sunglasses     B-PPA-41 Income Payment
    and drink                                          Types

24. Snoopy with accountant's visor and adding          B-PPA-42 The Value of
    machine                                            Your Income Payments

25. Woodstock moving money bag from one pile of        B-PPA-43 Transfers
    money bags to another

26. Lucy with magnifying glass studying a piece of     B-PPA-45 Free Look
    paper

27. Charlie Brown receiving letter at mail box         B-PPA-45 Confirming
                                                       Transactions

28. Charlie Brown listening on telephone               B-PPA-47 Transactions by
                                                       Telephone

29. "Colonial" Snoopy as town cryer                    B-PPA-48 Advertising
                                                       Performance

30. Snoopy as MetLife Representative shaking paw/      B-PPA-51 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

33. Piggybank with "Do not open until age 59 1/2"      B-PPA-53 Income Taxes--
    printed on side                                    General

34. Snoopy as "Uncle Sam" presenting a tax bill        B-PPA-55 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

35. Snoopy as "Uncle Sam" collecting taxes from        B-PPA-55 Income Taxes--
    Charlie Brown who is digging in his pockets        Mandatory 20% Withholding
    for money

36. Woodstock flying with check                        B-PPA-57 TSA Annuities--
                                                       Withdrawals

37. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     B-PPA-59 Table of
    Linus and Peppermint Patty                         Contents for the SAI

38. Lucy in her advice box with "TAXES--The Expert     B-PPA-60 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

C. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT ENHANCED
   VARIABLE CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA AND UNALLOCATED                                 PAGE

 1. Snoopy as MetLife Representative with briefcase    C-PPA first page
    straightening bow tie

 2. Charlie Brown on step ladder looking at fold       C-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        C-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     C-PPA-13 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      C-PPA-19 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            C-PPA-20 The Enhanced
                                                       Variable Annuities in
                                                       this Prospectus

 7. Snoopy reading menu at restaurant table            C-PPA-21 Your Investment
                                                       Choices

 8. Linus building sand castle                         C-PPA-23 Enhanced
                                                       Deferred Annuities

 9. The Equity Generator(Service Mark) icon--Safe      C-PPA-24 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      C-PPA-24 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     C-PPA-25 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     C-PPA-25 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      C-PPA-25 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Woodstock making calculations on paper with        C-PPA-26 The Value of
    pencil                                             Your Investment

15. Marcie at desk with adding machine reviewing       C-PPA-27 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

16. Charlie Brown struggling to reach into jar of      C-PPA-28 Access to Your
    money                                              Money

17. Snoopy as WWI flying ace dispatching Woodstocks    C-PPA-29 Systematic
    with checks                                        Withdrawal Program

18. Woodstock with accountant's visor and adding       C-PPA-30 Charges
    machine

C. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT ENHANCED
   VARIABLE CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA AND UNALLOCATED (continued)                     PAGE
19. Franklin with magnifying glass                     C-PPA-34 When No Early
                                                       Withdrawal Charge Applies

20. Woodstock moving money bag from one pile of        C-PPA-36 When Another
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

21. Marcia reading paper                               C-PPA-36 Free Look

22. Snoopy floating in innertube with glasses and      C-PPA-38 Enhanced Income
    drink                                              Annuities

23. Snoopy lounging on beach chair with sunglasses     C-PPA-40 Income Payment
    and drink                                          Types

24. Woodstock writing out a check                      C-PPA-40 Purchasing an
                                                       Income Annuity

25. Woodstock moving money bag from one pile of        C-PPA-42 Transfers
    money bags to another

26. Lucy with magnifying glass studying a piece of     C-PPA-43 Free Look
    paper

27. Charlie Brown listening on telephone               C-PPA-45 Transactions by
                                                       Telephone

28. "Colonial" Snoopy as town cryer                    C-PPA-47 Advertising
                                                       Performance

29. Snoopy as MetLife Representative shaking paw/      C-PPA-49 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

30. Piggybank with "Do not open until age 59 1/2"      C-PPA-51 Income Taxes--
    printed on side                                    General

31. Snoopy as "Uncle Sam" presenting a tax bill        C-PPA-52 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

32. Woodstock flying with check                        C-PPA-54 Non-Qualified
                                                       Annuities--Withdrawals

33. Linus "walking" the hoop with "IRAs" on side       C-PPA-56 Traditional
                                                       IRA Annuities

34. Snoopy as "Uncle Sam" collecting taxes from        C-PPA-58 Income Taxes--
    Charlie Brown who is digging in his pockets        Non-Qualified Annuities
    for money

35. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     C-PPA-63 Table of
    Linus and Peppermint Patty                         Contents for the SAI

36. Lucy in her advice box with "TAXES--The Expert     C-PPA-64 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

D. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA                                     PAGE
 1. Snoopy as MetLife Representative with briefcase    FFA first page
    straightening bow tie

 2. Snoopy as MetLife Representative with briefcase    EPPA first page
    straightening bow tie

 3. Charlie Brown on step ladder looking at fold       FFA-3 Table of Contents
    out map

 4. Snoopy in suit with pointer                        FFA-4 Important Terms You
                                                       Should Know

 5. Lucy reviewing ticker tape coming from machine     FFA-19 Accumulation Unit
                                                       Values Tables For
                                                       Enhanced Preference Plus

 6. Lucy reviewing ticker tape coming from machine     FFA-27 Accumulation Unit
                                                       Values Tables For
                                                       Financial Freedom

 7. Snoopy as MetLife Representative listening to      FFA-35 MetLife
    crowd of Woodstocks

 8. Snoopy and Woodstock balanced on seesaw            FFA-36 The Variable
                                                       Annuities in this
                                                       Prospectus

 9. Snoopy reading menu at restaurant table            FFA-38 Your Investment
                                                       Choices

10. Linus building sand castle                         FFA-40 Deferred Annuities

11. The Equity Generator(Service Mark) icon--Safe      FFA-41 The Equity
    with arrow pointing to three dimensional graph     Generator

12. The Equalizer(Service Mark) icon--A balancing      FFA-42 The Equalizer
    scale

13. The Rebalancer(Service Mark) icon--A pie chart     FFA-42 The Rebalancer
    with arrows around circumference

14. The Index Selector(Service Mark) icon--A world     FFA-42 The Index Selector
    globe with arrows around it

15. The Allocator(Service Mark) icon--An hourglass     FFA-42 The Allocator
    with safe in top portion with arrow to a three
    dimensional chart in the bottom portion

16. Woodstock making calculations on paper with        FFA-44 The Value of Your
    pencil                                             Investment

17. Marcie at desk with adding machine reviewing       FFA-44 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

D. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
18. Charlie Brown struggling to reach into jar of      FFA-45 Access to
    money                                              Your Money

19. Snoopy as WWI flying ace dispatching Woodstocks    FFA-46 Systematic
    with checks                                        Withdrawal Program

20. Woodstock with accountant's visor and adding       FFA-48 Charges/Annuity
    machine                                            Taxes

21. Franklin with magnifying glass                     FFA-50 When No Early
                                                       Withdrawal Charge Applies
                                                       for TSA, 403(a), Non-
                                                       Qualified, PEDC and IRA
                                                       Enhanced Deferred
                                                       Annuities

22. Woodstock moving money bag from one pile of        FFA-52 When Another Early
    money bags to another                              Withdrawal Charge May
                                                       Apply

23. Marcia reading paper                               FFA-53 Free Look

24. Snoopy floating in innertube with glasses and      FFA-55 Income Annuities
    drink

25. Snoopy lounging on beach chair with sunglasses     FFA-57 Income Payment
    and drink                                          Types

26. Woodstock moving money bag from one pile of        FFA-59 Transfers
    money bags to another

27. Lucy with magnifying glass studying a piece of     FFA-61 Free Look
    paper

28. Charlie Brown receiving letter at mail box         FFA-61 Confirming
                                                       Transactions

29. Charlie Brown listening on telephone               FFA-62 Transactions by
                                                       Telephone

30. "Colonial" Snoopy as town cryer                    FFA-64 Advertising
                                                       Performance

31. Snoopy as MetLife Representative at booth with     FFA-67 Who Sells the
    "Your MetLife Rep is IN" printed on it holding     Deferred Annuities and
    brochures                                          Income Annuities

D. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
32. Piggybank with "Do not open until age 59 1/2"      FFA-70 Income Taxes--
    printed on side                                    General

33. Snoopy as "Uncle Sam" collecting taxes from        FFA-72 Income Taxes--TSA
    Charlie Brown who is digging in his pockets        Annuities--Withdrawals
    for money

34. "Corporate" Snoopy making presentation to          FFA-74 Income Taxes--
    boardroom with Franklin, Charlie Brown, Sally,     403(a)
    Lucy, Linus and Peppermint Patty

35. Woodstock flying with check                        FFA-77 Non-Qualified
                                                       Annuities--Withdrawals

36. "Corporate" Snoopy with glasses and suspenders     FFA-79 Income Taxes--
                                                       Non-Qualified Annuity for
                                                       SS 457(F) Deferred
                                                       Compensation Plans.


37. Snoopy with accountant's visor and adding          FFA-80 Income Taxes--
    machine                                            Non-Qualified Annuity for
                                                       SS 451 Deferred
                                                       Compensation Plans.

38. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     FFA-84 Table of Contents
    Linus and Peppermint Patty                         for the SAI

39. Lucy in her advice box with "TAXES--The Expert     FFA-85 Premium Tax Table
    is in" printed on it advising Peppermint Patty
    and Sally

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                     GROUP AND INDIVIDUAL DEFERRED ANNUITY
                          AND INCOME ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                               FORM N-4    PART B


                                  May 1, 2001



     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Deferred Annuities and Income Annuities dated May 1, 2001 and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010.



     A Statement of Additional Information for the Metropolitan Series Fund, Inc., the New England Zenith Fund (the "Zenith Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Fund") are attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.



     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section entitled "Important Terms You Should Know" of the Prospectuses for Preference Plus Account and Financial Freedom Account Variable Annuity Contracts dated May 1, 2001.

                            ------------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Independent Auditors........................................    2
Services....................................................    2
Distribution of Certificates and Interests in the Deferred
  Annuities and Income Annuities............................    2
Early Withdrawal Charge.....................................    2
Experience Factor...........................................    2
Variable Income Payments....................................    2
Investment Management Fees..................................    5
Performance Data and Advertisement of the Separate
  Account...................................................    7
Voting Rights...............................................    9
ERISA.......................................................   10
Taxes.......................................................   11
Performance Data............................................   22
Financial Statements of the Separate Account................   35
Financial Statements of MetLife.............................   81

INDEPENDENT AUDITORS


     The financial statements for the period ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting.


SERVICES

     MetLife has retained FASCorp. to administer some of its group contracts in the capacity of a third party administrator. When MetLife provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES AND INCOME ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.


     The certificates and interests in the Deferred Annuities and Income Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Deferred Annuities and Income Annuities and Financial Freedom Account Deferred Annuities and Income Annuities by certain qualified employees of MetLife. They may also be sold over the Internet.


     From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into such other arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

     The offering of all Deferred Annuities and Income Annuities is continuous. Owners and participants under Deferred Annuities and Income Annuities may not be offered all investment choices. Each contract will indicate those investment choices available under the Deferred Annuity or Income Annuity.

EARLY WITHDRAWAL CHARGE


     The total amount of early withdrawal charges paid to and retained by MetLife for the years ended December 31, 1998, 1999 and 2000 were $9,151,073, $11,573,446 and $14,675,311 respectively.


EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and for certain other Deferred Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).

VARIABLE INCOME PAYMENTS

     "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Income Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract.

     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

CALCULATING THE ANNUITY UNIT VALUE

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

     To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is
 .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1. Annuity Unit Value, beginning of period.................  $ 10.20000

 2. "Experience factor" for period..........................    1.023558

 3. Daily adjustment for 4% of Assumed Investment Rate......   .99989255

 4. (2) X (3)...............................................    1.023448

 5. Annuity Unit Value, end of period (1) X (4).............  $ 10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

 1. Number of Accumulation Units as of Annuity Date.........      1,500.00

 2. Accumulation Unit Value.................................    $ 11.80000

 3. Accumulation Value of the Deferred Annuity (1) X (2)....    $17,700.00

 4. First monthly income payment per $1,000 of Accumulation
    Value...................................................    $     5.63

 5. First monthly income payment (3) X (4) / 1,000..........    $    99.65

 6. Annuity Unit Value (see Illustration of Calculation of
    Annuity Unit Value above as of Annuity Date)............    $ 10.80000

 7. Number of Annuity Units (5) / (6).......................       9.22685

 8. Assume Annuity Unit Value for the second month equal to
    (10 days prior to payment)..............................    $ 10.97000

 9. Second monthly Annuity Payment (7) X (8)................    $   101.22

10. Assume Annuity Unit Value for third month equal to......    $ 10.52684

11. Next monthly Annuity Payment (7) X (10).................    $    97.13

DETERMINING THE VARIABLE INCOME PAYMENT

     Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

INVESTMENT MANAGEMENT FEES


METLIFE ADVISERS



     Each of the currently available Metropolitan Fund and Zenith Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund and Zenith Fund an investment management fee.


     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:


                                                       INVESTMENT
                                                       MANAGEMENT
                                        AVERAGE            FEE
                                       DAILY NET       SCHEDULE--
            PORTFOLIO                    ASSETS        % PER ANNUM
            ---------              ------------------  -----------
State Street Research Investment   1st $500 Million        .55%
  Trust (formerly State Street     next $500 million       .50%
  Research Growth)                 over $1 billion         .45%
State Street Research Income       1st $250 million        .35%
                                   next $250 million       .30%
                                   over $500 million       .25%
State Street Research Diversified  1st $500 million        .50%
                                   next $500 million       .45%
                                   over $1 billion         .40%
State Street Research              1st $500 million        .75%
  Aggressive Growth                next $500 million       .70%
                                   over $1 billion         .65%
Putnam Large Cap Growth            1st $500 million        .80%
                                   next $500 million       .75%
                                   over $1 billion         .70%
State Street Research Aurora       1st $500 million        .85%
  Small Cap Value                  next $500 million       .80%
                                   over $1 billion         .75%
Putnam International Stock         1st $500 million        .90%
                                   next $500 million       .85%
                                   over $1 billion         .80%
Loomis Sayles High Yield Bond      All assets              .70%
T. Rowe Price Small Cap Growth     1st $100 million        .55%
                                   next $300 million       .50%
                                   over $400 million       .45%
T. Rowe Price Large Cap Growth     1st $50 million         .70%
                                   over $50 million        .60%
Janus Mid Cap                      1st $100 million        .75%
                                   next $400 million       .70%
                                   over $500 million       .65%
Scudder Global Equity              1st $50 million         .90%
                                   next $50 million        .55%
                                   next $400 million       .50%
                                   over $500 million      .475%
Harris Oakmark Large Cap Value     1st $250 million        .75%
                                   over $250 million       .70%



                                                       INVESTMENT
                                                       MANAGEMENT
                                        AVERAGE            FEE
                                       DAILY NET       SCHEDULE--
            PORTFOLIO                    ASSETS        % PER ANNUM
            ---------              ------------------  -----------
Neuberger Berman Partners          1st $100 million        .70%
  Mid Cap Value                    next $250 million      .675%
                                   next $500 million       .65%
                                   next $750 million       625%
                                   over $1.6 billion       .60%
Janus Growth                       1st $500 million        .80%
                                   next $500 million       .75%
                                   over $1 billion         .70%
Franklin Templeton Small Cap       1st $500 million        .90%
  Growth                           over $500 million       .85%
MetLife Stock Index                All Assets              .25%
Lehman Brothers(R) Aggregate       All Assets              .25%
  Bond Index
Russell 2000(R) Index              All Assets              .25%
Morgan Stanley EAFE(R) Index       All Assets              .30%
MetLife Mid Cap Stock Index        All Assets              .25%



     MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund portfolio(s) indicated:



     SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
     ----------------------                 ------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanely EAFE(R) Index
                                  MetLife Mid Cap Stock Index
State Street Research &           State Street Research Income
  Management Company(1)           State Street Research
                                  Diversified
                                  State Street Research
                                  Investment Trust
                                  State Street Research
                                  Aggressive Growth
                                  State Street Research Aurora
                                  Small Cap Value
Putnam Investment Management,     Putnam Large Cap Growth
  Inc.                            Putnam International Stock
Loomis, Sayles & Company, L.P.    Loomis Sayles High Yield Bond
Janus Capital Corporation         Janus Mid Cap
                                  Janus Growth
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
Zurich Scudder Investments, Inc.  Scudder Global Equity
  (formerly Scudder Kemper
  Investments, Inc.)
Harris Associates, L.P.           Harris Oakmark Large Cap Value
Neuberger Berman Management       Neuberger Berman Partners Mid
  Incorporated                    Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap
                                    Growth


------------------
(1) State Street Research & Management Company is one of our subsidiaries.


     The following table shows the fee schedule for the investment management fees for the Zenith Fund as a percentage per annum of the average net assets for each Portfolio.



                                 ANNUAL           AVERAGE DAILY NET
SERIES                       PERCENTAGE RATE     ASSET VALUE LEVELS
------                       ---------------   -----------------------
Loomis Small Cap                  0.90%        the first $500 million
                                  0.85%        amounts in excess of
                                               $500 million
Harris Oakmark Mid Cap            0.75%        all assets
  Value
Davis Venture Value               0.75%        all assets
Salomon Brothers Strategic        0.65%        all assets
  Opportunities Bond
Salomon Brothers U.S.             0.55%        all assets
  Government
MFS Investors Trust               0.75%        all assets
MFS Research Managers             0.75%        all assets



     MetLife Advisers pays sub-investment advisory fees to the following entities for providing services to the Zenith Fund Portfolio(s) indicated. These fees are solely the responsibility of MetLife Advisers.



     SUB-INVESTMENT MANAGER               PORTFOLIO(S)
     ----------------------               ------------
Salomon Brothers Asset            Salomon Brothers U.S.
  Management Inc                    Government
                                  Salomon Brothers Strategic
                                    Opportunities Bond
Massachusetts Financial Services  MFS Investors Trust
  Company                         MFS Research Managers
Davis Selected Advisers, L.P.     Davis Venture Value
Harris Associates L.P.            Harris Oakmark Mid Cap Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap


CALVERT

     The Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of 0.425% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Balanced Portfolio.

     The Calvert Social Mid Cap Growth Portfolio pays Calvert, the Calvert Social Mid Cap Growth Portfolio's investment advisor, a monthly investment advisory fee equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Mid Cap Growth Portfolio.

FIDELITY

     Fidelity's VIP Equity-Income, VIP Growth, VIP Overseas and VIP II Asset Manager Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's VIP Equity-Income Portfolio, .30% for Fidelity's VIP Growth Portfolio, .45% for Fidelity's VIP Overseas Portfolio and .25% for Fidelity's VIP II Asset Manager Portfolio of the average net assets throughout the month. FMR pays sub-advisory fees to Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc. for Fidelity's VIP Overseas and VIP II Asset Manager Portfolios and to Fidelity International Investment Advisors for Fidelity's VIP Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP or VIP II Funds. Fidelity's VIP Money Market Portfolio and VIP II Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase, and the individual rate is .03% and .30%, of Fideltiy's VIP Money Market and VIP II Investment Grade Bond Portfolios' average net assets throughout the month, respectively. In addition to the sum of the group and individual fee rates, Fidelity's VIP Money Market Portfolio's fee may be affected by an income component. If the portfolio's gross yield is 5% or less, the sum of the group and individual fee rate is the management fee. The income-based component is added to the basic fee only when the portfolio's yield is greater than 5%. The income-based fee is 6% of that portion of the portfolio's yield that represents a gross yield of more than 5% per year. The maximum income-based component is
 .24%. FMR pays a sub-advisory fee to Fidelity Investments Money Management, Inc. (formerly FMR Texas Inc.) for Fidelity's VIP Money Market Portfolio. These fees are paid by FMR, on behalf of the Fidelity VIP or VIP II Funds.


MET INVESTORS ADVISORY CORP.



     Met Investors Advisory Corp., the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of Met Investors Fund Portfolios. Met Investors Advisory Corp. is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.



     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory Corp. receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:



         PORTFOLIO                       ADVISORY FEE
         ---------                       ------------
PIMCO Total Return Portfolio  0.50%
PIMCO Innovation Portfolio    1.05%
MFS Mid Cap Growth Portfolio  0.65% of first $150 million of such assets plus
                              0.625% of such assets over $150
                              million up to $300 million plus
                              0.60% of such over $300 million
MFS Research International    0.80% of first $200 million of
  Portfolio                   such assets plus
                              0.75% of such assets over $200
                              million up to $500 million plus
                              0.70% of such assets over $500
                              million up to $1 billion plus
                              0.65% of such assets over $1
                              billion



     Met Investors Advisory Corp. pays each Met Investors Fund Portfolio's sub-investment advisers a fee based on the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory Corp.



     Massachusetts Financial Services Company is the sub-investment adviser to the MFS Mid Cap Growth and MFS Research International Portfolios. Pacific Investment Management Company LLC is the sub-investment adviser to PIMCO Total Return Portfolio. PIMCO Equity Advisors, a division of PIMCO Advisors L.P., is the sub-investment adviser to the PIMCO Innovation Portfolio.



CAPITAL RESEARCH AND MANAGEMENT COMPANY



     As compensation for its services, the American Fund pays Capital Research and Management Company, the American Fund investment adviser, a monthly fee which is accrued daily, calculated at the annual rate of:



     American Funds Global Small Capitalization Fund: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;



     American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.



     American Funds Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;



     The Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Fidelity VIP and VIP II Funds, the Met Investors Fund and the American Fund are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Fund prospectuses are attached at the end of this prospectus. The Calvert Fund's and Fidelity VIP and VIP II Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The SAIs are available upon request.



     See the prospectuses for the Metropolitan Fund, Zenith Fund and Met Investors Fund for a discussion of the different separate accounts of MetLife and its affiliated insurance companies that invest in the Metropolitan Fund, Zenith Fund and Met Investors Fund and the risks related to that arrangement. See the prospectuses for the Calvert Fund the Fidelity VIP and VIP II Funds and the American Fund for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.


PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT

     From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment divisions refers to the income generated by an investment in the investment division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the investment division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Change in Accumulation Unit Value or Annuity Unit Value refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an early withdrawal charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.


     Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance portfolios of the Metropolitan Fund, Zenith Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP and VIP II Funds, Met Investors Fund and American Fund and may assume that certain Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.



     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(R) Growth Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers Intermediate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.



     Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the State Street Research Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or State Street Research Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index. Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

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

     An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses or at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity deferred annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

     Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you may furnish such materials to participants who may give you voting instructions.

     Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS


     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Zenith Fund's, Calvert Variable Series', Fidelity VIP or VIP II Funds', Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

     In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

     If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

     Generally, the spouse must give qualified consent whenever you elect to:

          a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

          b. make certain withdrawals under plans for which a qualified consent is required;

          c. name someone other than the spouse as your beneficiary;

          d. use your accrued benefit as security for a loan exceeding $5,000.

     Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

     If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

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

TAXES

GENERAL


     Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant adverse tax consequences and penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.


     In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Deferred Annuities and Income Annuities and Enhanced Deferred Annuities and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.


DEFERRED AND INCOME ANNUITIES



     The following discussion of the tax code provisions for the Deferred and Income Annuities includes the Enhanced Deferred and Enhanced Income Annuities subject to the same tax code provisions (all "Annuities").



     Generally, all contributions under the Deferred Annuities and purchase payments under an Income Annuity will be made on a before tax basis. This does not include contributions under:



-  Non-Qualified and Roth IRA Annuities


     And non-deductible contributions under:


-  IRA and certain other qualified Annuities



     This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. To the extent contributions to your Annuity were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Annuity are generally subject to income tax when distributed. However, "qualified distributions" of earnings from a Roth IRA are not subject to Federal income tax.



     Contributions to Non-Qualified and Roth IRA Annuities, as well as non-deductible contributions to IRA Annuities are made on an "after-tax basis", so that making purchase payments does not reduce the taxes you pay.



     Earnings under the Non-Qualified Annuities and IRA Annuities, are normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed. For Roth IRA Annuities, "qualified distributions" of earnings are not subject to Federal income tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of previously taxed converted amounts may be subject to a penalty tax if made before age 59 1/2.



     Generally, the Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal. The IRS has not specifically approved the use of an exclusion ratio or recovery amount with respect to a variable income annuity where transfers are permitted between funding options or between a funding option and a guaranteed interest option. At the present time MetLife intends to report the taxable income payments made to you under general tax principals for variables annuities using an excludable amount for each payment based upon your purchase payment (reduced by any refund or guarantee feature as required by Federal tax law) made to provide the income annuity divided by the expected number of payments. For the Roth IRA Income Annuity, "qualified distributions" of earnings are not subject to tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of taxable converted amounts may be subject to a penalty tax if made before age 59 1/2.



     Non-Qualified annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such annuities will be made on a "before tax" basis and the rules applicable to Keogh plans will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary. Wherever the terms "Keogh Annuity" or "Keogh plan" appear in this section, the term shall be deemed to include non-qualified deferred annuities with an appropriate endorsement issued to Keogh and corporate plans covering one individual.



     Under some circumstances certain of the Annuities, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

     The taxable portion of a distribution from a Keogh, Enhanced unallocated Keogh, 403(a) and TSA Annuity to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement under sec.408; (2) a qualified trust or 403(a) annuity plan, if the distribution is from a Keogh, Enhanced unallocated Keogh, or 403(a) Annuity; or (3) a TSA, if the distribution is from a TSA Annuity. An eligible rollover distribution generally is the taxable portion of any distribution from a Keogh, Enhanced unallocated Keogh, 403(a) or TSA Annuity, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary;
(c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in sec.401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; (h) certain withdrawals on account of financial hardship and (i) any other taxable distributions from any of these plans which are not eligible rollover distributions.



     The IRA Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code. Roth IRA deferred annuities only accept "after-tax" contributions.



     All taxable distributions from Keogh, Enhanced unallocated Keogh, 403(a) and TSA Annuities that are not eligible rollover distributions and all taxable distributions from IRAs and Non-Qualified Annuities will be subject to Federal income tax withholding, unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment. All taxable distributions from the PEDC Deferred Annuity will be subject to the same Federal income tax withholding as regular wages.



     Each type of Annuity is subject to various tax limitations. Typically, except for the Non-Qualified Annuities the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Annuities before withdrawals must begin. Please be advised that new proposed tax regulations were issued regarding required minimum distributions in January 2001. These proposed rules are generally effective for the 2002 distribution year. Owners of qualified Contracts may elect to apply the new rules for distributions required for the year 2001. A 10% tax penalty applies to certain taxable withdrawals from the Annuity (or in some cases from the plan or arrangement that purchased the Annuity) before you are age 59 1/2. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA.



     In general, the purchase of an Income Annuity will meet minimum distribution requirements under the tax law where the payments are non-increasing, made at least annually, and are payable over your lifetime (or a period not exceeding your life expectancy), or over the joint lives of you and the designated beneficiary (or over a period not exceeding the life expectancies of you and the designated beneficiary).



     Under proposed regulations, distributions under an annuity will not be found to be increasing merely because the amount of the payments vary with the investment preference of the underlying assets. It is not clear whether certain payments under an Income Annuity will satisfy minimum distribution rules.



     If you intend to choose an pay-out annuity which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.



     It is not clear whether variable income payments that increase due to the experience of an investment division will be considered non-increasing for purposes of distributions under a PEDC plan.



     The rules for minimum distribution are very complex and you should consult your own tax advisor as to their applicability to the Annuity and the tax consequences of transferring money between investment divisions or between investment divisions and the Fixed Interest Option.



     If your benefit under a plan subject to the Retirement Equity Act (REA) is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before your receive any income payments under the Income Annuity or if you die while income payments are being made. If your Income Annuity is subject to the REA, your spouse has certain rights which may be waived with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.



     The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the Federal tax rules on an Annuity-by-Annuity basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.



     Traditional IRA and Enhanced IRA Annuities. The tax rules outlined in this section for both Traditional IRA and Enhanced IRA Annuities are the same. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.



     Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2001, if you are an "active participant" in another retirement plan and if your adjusted gross income is $33,000 or less ($53,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is at least $43,000 ($63,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to $4,000 ($2,000 each) to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000, nor can it exceed your joint compensation.


     Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expense; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) to pay for qualified higher education expenses; (7) for qualified first time home purchases; or (8) made after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under sec.72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning Systematic Withdrawal Program payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payments.


     If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Annuities). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, which is not subject to the 10% tax penalty. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.



     Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements are met. Your Annuity is not forfeitable and you may not transfer it.



     Your entire interest in the Deferred Annuity must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payments of your entire remaining interest over a period and in a manner as allowed by the Code and applicable regulations. If your spouse is your beneficiary, and, if your Annuity permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your sole beneficiary is your spouse, he or she may elect to continue the Deferred

Annuity as his or her own IRA Deferred Annuity after your death. The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own. Required minimum distribution proposed regulations were amended in January 2001. You have the option to satisfy either the pre-2001 or post-2000 rules for any distribution attributable to the 2001 tax year. Please consult your tax advisor if you intend to take a distribution from your contract during 2001.


     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).


     Roth IRA Annuities. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of $2,000 or 100% of your "compensation." You could have contributed up to the annual contribution limit to a Roth IRA in 2001 if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with income between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except for "spousal IRAs." These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty, unless such contributions are withdrawn under rules specified in the Code.


     You may convert/rollover an existing IRA to a Roth IRA if your adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed below.) For conversions which occurred in 1998, the taxable amount will be included ratably in income over a four year period beginning in 1998, unless you elect otherwise.

     Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, withdrawals of previously taxed converted amounts prior to age 59 1/2 and made within five taxable years from such conversion will be subject to the 10% premature penalty tax (unless you meet an exception). In addition, withdrawals in 1998, 1999 or 2000 of converted amounts that have received four year income inclusion treatment will be included in income in the year of the withdrawal (in addition to the amounts to be included under the four year income inclusion election). The total aggregate amount to be included in income shall not exceed the total taxable amount of the conversion.

     Withdrawals of earnings will not be subject to Federal income tax if they are "qualified distributions." In order to be a qualified distribution, the withdrawal must be: (a) made at least five taxable years from the year you established a Roth IRA, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000). (Please consult your tax advisor regarding the state income tax treatment of your withdrawal.)

     The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.


     Mandatory minimum distribution rules do not apply while you are alive. Generally, when you die, we must make payment of your entire remaining interest within five years of the year in which you died or begin payments over a period and in a manner allowed by the Code to your beneficiary over his/her lifetime or over a period not beyond your beneficiary's life or life expectancy starting by December 31 of the year following the year in which you die. (Certain exceptions exist for spouses.)



     You should consult your tax advisor regarding the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation. For the Roth IRA Income Annuity, the Code requires any remaining payment be made to your beneficiary within five years of the year in which you died or over a period not exceeding your beneficiary's life or life expectancy. Therefore, if you choose a Roth IRA Income Annuity that has a period certain (e.g., an income annuity for life with a ten year term certain), the period certain should not exceed the greater of five years or the life expectancy of your beneficiary. (Subsequent changes to your beneficiary after choosing a Roth IRA Income Annuity may cause you to be in violation of this rule.)


     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).


     SEP Annuities. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above. An employer is not permitted to establish a salary reduction SEP plan ("SARSEP") after December 31, 1996. However, you may make contributions, in accordance with your plan's provisions, to your existing SARSEP contract if your employer's SARSEP plan was established prior to January 1, 1997.

     SIMPLE IRAs. If an employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to $6,000 (subject to indexing) and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made under these SIMPLE IRA rules, your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above. (However, the tax penalty for early withdrawals is generally increased for withdrawals within the first two years of an employee's participating in the SIMPLE IRA.)


     PEDC Annuity. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. These plans, which must meet the requirements of sec.457(b), provided certain tax deferral benefits to employees and independent contractors. These plans are not available to churches and qualified church-controlled organizations. A PEDC plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. Plan benefit deferrals, contributions and all income attributable to such amounts under PEDC plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.


     The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the Federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

     Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant separates from service with the employer, or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements, or (ii) the total amount payable is $5,000 or less and certain other requirements are met.

     Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or, to the extent permitted under your plan or contract, the year the participant retires. Although the minimum distribution rules are similar to the rules summarized below for TSAs there are some differences. For example, for PEDC plans, any distribution payable over a period of more than one year can only be made in substantially non-increasing amounts, and generally distributions may not exceed 15 years. It is not clear whether variable income payments that increase due to the experience of an investment division will be considered non-increasing for purposes of distributions under a PEDC plan.

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).


     403(a) Annuities. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.



     The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Taxable withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Annuities are generally taxed according to the rules described under sec.72 of the Code. Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Annuity must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age

70 1/2 or, to the extent permitted under your plan or contract, the year you retire. Also, when you die, the entire remaining interest in the plan generally must be paid over a period and in a manner as allowed by the Code and regulations. The minimum distribution rules for 403(a) Annuities are similar to those rules summarized for TSAs.


     If your benefit under the 403(a) plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.


     Keogh Annuities. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.


     Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).


     Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your Employer, withdrawals of your entire interest under the deferred annuities must be made or begun to be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or deferred annuities, the year you retire. Also, when you die, the entire remaining interest in the Deferred Annuity generally must be paid over a period and in a manner allowed by the Code and regulations.


     If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime.

     Non-Qualified deferred annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary.


     Enhanced Unallocated Keogh Annuity. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.


     Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); or (6) after December 31, 1999 for IRS levies.


     Withdrawals may be transferred to another qualified trust or a 403(a) annuity plan or (for eligible rollover distributions) to an IRA without Federal tax consequences if Code requirements are met. Your deferred annuity is not forfeitable and you may not transfer it. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the deferred annuity must be withdrawn or begin to be withdrawn by April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or deferred annuity, the year in which you retire. A tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payment of your entire remaining interest under the deferred annuity over a period and in a manner allowed by the Code. If your spouse is your beneficiary, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age
70 1/2.


     If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime.


     TSA Annuities. These fall under sec.403(b) of the Code that provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



     Except for the TSA Annuity under which the employer retains all rights on behalf of participants, your employer buys the Annuity for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount may be subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your sec.403(b) arrangement before January 1, 1989 that were either paid into or earned under the Annuity or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other sec.403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code;
(c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, separates from service or becomes disabled (as defined in Code); (e) in the case of financial hardship (as defined in the Code) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under sec.403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds custodial arrangements even after such amounts are transferred to a Annuity.


     Taxable withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; (8) timely made to reduce an elective deferral as allowed by the Code; or (9) after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under sec.72(t) of the Code and thus not be subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning Systematic Withdrawal Program payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payment.


     Withdrawals may be transferred to another sec.403(b) funding vehicle or (for eligible rollover distributions) to an IRA without Federal tax consequences if Code requirements are met. The Annuity is not forfeitable and may not be transferred. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Annuity must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the later of: the year in which the participant reaches age 70 1/2 or, to the extent permitted under your plan or contract, the year in which the participant retires. A tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after the participant's death. Generally, when the participant dies, we must make payment of your entire remaining interest under the Annuity over a period and in a manner allowed by the Code and regulations. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by December 31 of the year in which the participant would have reached age 70 1/2. If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA Annuity you own and to withdraw this amount in total from any one or more of the TSA Deferred Annuities you own.



     Non-Qualified Annuity for sec.457(f) Deferred Compensation Plans. These are deferred compensation agreements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt organizations. In this arrangement the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified Annuity which may be subject to the Non-Qualified Annuity rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.


     Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under sec.72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.


     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Deferred Annuity.



     Non-Qualified Annuity for sec.451 Deferred Fee Arrangements. Under a sec.451 deferred fee arrangement, a third party which is tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.



     A trust established by the tax-exempt entity will own a Non-Qualified Annuity which may be subject to taxation rules as described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.



     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such coun-sel has not been updated to reflect changes, if any in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.



     Non-Qualified Annuity for sec.451 Deferred Compensation Plans. Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.


     A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.


     A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Deferred Annuity which may be subject to taxation rules as described later under "Non-Qualified Annuities". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Deferred Annuity.



     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.



     Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit
Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Annuity, the trust may be subject to the rules described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Deferred Annuity.


     The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.


     Special Tax Considerations for Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under sec.457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. In connection with the sale of the Non-Qualified Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.



     Non-Qualified Annuities. The tax rules outlined in this section for both non-Qualified and Enhanced Non-Qualified Annuities are the same. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Annuities is generally deferred until it is withdrawn only if you as owner of the Annuity are an individual (or are treatable as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.



     Non-Qualified and Enhanced Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.


  Diversification

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

  Changes to tax rules and interpretations

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

-  Possible taxation of transfers between investment divisions.

- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

- Possible limits on the number of funding options available or the frequency of transfers among them.

     Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

     Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.


     Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.


     The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

 FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--PREFERENCE PLUS DEFERRED
                                   ANNUITIES

                          (10% FREE CORRIDOR VERSION)


                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............      -7.32%          -13.68%
State Street Research Income Division.......................       9.87%            3.64%
State Street Research Diversified Division..................      -0.21%           -6.51%
State Street Research Aggressive Growth Division............      -8.78%          -15.14%
MetLife Stock Index Division................................     -10.44%          -16.82%
Putnam International Stock Division (formerly Santander)....     -11.25%          -17.63%
Calvert Social Balanced Division............................      -4.32%          -10.65%
Janus Mid Cap Division......................................     -32.09%          -38.62%
Loomis Sayles High Yield Bond Division......................      -2.15%           -8.46%
T. Rowe Price Small Cap Growth Division.....................     -10.20%          -16.58%
Scudder Global Equity Division..............................      -2.80%           -9.12%
Harris Oakmark Large Cap Value Division.....................     +11.09%            4.86%
Lehman Brothers(R) Aggregate Bond Index Division............      10.04%            3.81%
Morgan Stanley EAFE(R) Index Division.......................     -15.48%          -21.89%
Neuberger Berman Partners Mid Cap Value Division............      26.65%           20.53%
Russell 2000(R) Index Division..............................      -4.94%          -11.27%
T. Rowe Price Large Cap Growth Division.....................      -1.73%           -8.04%



 FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--PREFERENCE PLUS DEFERRED
                                   ANNUITIES

                          (10% FREE CORRIDOR VERSION)


                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     110.05%         16.00%           15.74%
State Street Research Income Division.......................      27.11%          4.91%            4.48%
State Street Research Diversified Division..................      70.47%         11.26%           10.93%
State Street Research Aggressive Growth Division............      51.05%          8.60%            8.23%
MetLife Stock Index Division................................     113.93%         16.43%           16.17%
Putnam International Stock Division (formerly Santander)....      15.64%          2.95%            2.47%
Calvert Social Balanced Division............................      60.65%          9.95%            9.60%



 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--PREFERENCE PLUS DEFERRED
                                   ANNUITIES

                          (10% FREE CORRIDOR VERSION)


                                                                                 CHANGE IN
                                                                 CHANGE IN      ACCUMULATION
                                                                ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                                 UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                                ------------    ------------    --------------
State Street Research Investment Trust Division.............       332.06%          15.76%           15.76%
State Street Research Income Division.......................        93.30%           6.81%            6.81%
State Street Research Diversified Division..................       204.41%          11.78%           11.78%
State Street Research Aggressive Growth Division............       306.26%          15.05%           15.05%
MetLife Stock Index Division................................       325.11%          15.57%           15.57%
Calvert Social Balanced Division............................       155.10%           9.82%            9.82%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 2000--PREFERENCE PLUS DEFERRED
                                   ANNUITIES


                          (10% FREE CORRIDOR VERSION)



                                                                                      CHANGE IN
                                                                      CHANGE IN      ACCUMULATION
                                                        INCEPTION    ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                          DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                        ---------    ------------    ------------    --------------
Putnam International Stock Division (formerly
  Santander)..........................................    7/1/91         64.10%           5.35%            5.35%
Janus Mid Cap Division................................    3/3/97        157.10%          27.98%           27.59%
Loomis Sayles High Yield Bond Division................    3/3/97          9.30%           2.35%            1.47%
T. Rowe Price Small Cap Growth Division...............    3/3/97         36.40%           8.45%            7.72%
Scudder Global Equity Division........................    3/3/97         49.30%          11.04%           10.37%
Harris Oakmark Large Cap Value Division...............   11/9/98         -0.80%          -0.37%           -2.51%
Lehman Brothers Aggregate Bond Index Division.........   11/9/98          8.50%           3.89%            1.87%
Morgan Stanley EAFE(R) Index Division.................   11/9/98         12.50%           5.66%            3.69%
Neuberger Berman Partners Mid Cap Value Division......   11/9/98         57.80%          23.76%           22.21%
Russell 2000(R) Index Division........................   11/9/98         21.30%           9.44%            7.57%
T. Rowe Price Large Cap Growth Division...............   11/9/98         30.60%          13.29%           11.51%
Davis Venture Value Division..........................    7/5/00          1.99%             NA            -4.30%*
Putnam Large Cap Growth...............................    7/5/00        -26.27%             NA           -32.76%*
MetLife Mid Cap Stock Index...........................    7/5/00          6.20%             NA            -0.06%*
Loomis Sayles Small Cap...............................    7/5/00         -1.90%             NA            -8.21%*
State Street Research Aurora Small Cap Value..........    7/5/00         22.50%             NA           -16.36%*



*These figures were not annualized since the funds were less than one year old.



      FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--PREFERENCE PLUS

                          (20% FREE CORRIDOR VERSION)


                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............      -7.32%          -13.03%
State Street Research Income Division.......................       9.87%            4.40%
State Street Research Diversified Division..................      -0.21%           -5.81%
State Street Research Aggressive Growth Division............      -8.78%          -14.50%
MetLife Stock Index Division................................     -10.44%          -16.19%
Putnam International Stock Division (formerly Santander)....     -11.25%          -17.01%
Calvert Social Balanced Division............................      -4.32%           -9.99%
Janus Mid Cap Division......................................     -32.09%          -38.14%
Loomis Sayles High Yield Bond Division......................      -2.15%           -7.78%
T. Rowe Price Small Cap Growth Division.....................     -10.20%          -15.95%
Scudder Global Equity Division..............................      -2.80%           -8.44%
Harris Oakmark Large Cap Value Division.....................      11.09%            5.64%
Lehman Brothers Aggregate Bond Index Division...............      10.04%            4.58%
Morgan Stanley EAFE Index Division..........................     -15.48%          -21.29%
Neuberger Berman Partners Mid Cap Value Division............      26.65%           21.42%
Russell 2000 Index Division.................................      -4.94%          -10.61%
T. Rowe Price Large Cap Growth Division.....................      -1.73%           -7.35%

      FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--PREFERENCE PLUS

                          (20% FREE CORRIDOR VERSION)


                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION        UNIT        AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     110.05%         16.00%           15.81%
State Street Research Income Division.......................      27.11%          4.91%            4.54%
State Street Research Diversified Division..................      70.47%         11.26%           11.00%
State Street Research Aggressive Growth Division............      51.05%          8.60%            8.30%
MetLife Stock Index Division................................     113.93%         16.43%           16.24%
Putnam International Stock Division (formerly Santander)....      15.64%          2.95%            2.54%
Calvert Social Balanced Division............................      60.65%          9.95%            9.67%



      FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--PREFERENCE PLUS

                          (20% FREE CORRIDOR VERSION)


                                                                                 CHANGE IN
                                                                 CHANGE IN      ACCUMULATION
                                                                ACCUMULATION        UNIT        AVERAGE ANNUAL
                                                                 UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                                ------------    ------------    --------------
State Street Research Investment Trust Division.............       332.06%         15.76%            15.76%
State Street Research Income Division.......................        93.30%          6.81%             6.81%
State Street Research Diversified Division..................       204.41%         11.78%            11.78%
State Street Research Aggressive Growth Division............       306.26%         15.05%            15.05%
MetLife Stock Index Division................................       325.11%         15.57%            15.57%
Calvert Social Balanced Division............................       155.10%          9.82%             9.82%



         FOR THE PERIOD INCEPTION TO DECEMBER 31, 2000-PREFERENCE PLUS


                          (20% FREE CORRIDOR VERSION)



                                                                                      CHANGE IN
                                                                      CHANGE IN      ACCUMULATION
                                                        INCEPTION    ACCUMULATION        UNIT        AVERAGE ANNUAL
                                                          DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                        ---------    ------------    ------------    --------------
Putnam International Stock Division (formerly
  Santander)..........................................    7/1/91         64.10%          5.35%             5.35%
Janus Mid Cap Division................................    3/3/97        157.10%         27.98%            27.73%
Loomis Sayles High Yield Bond Division................    3/3/97          9.30%          2.35%             1.58%
T. Rowe Price Small Cap Growth Division...............    3/3/97         36.40%          8.45%             7.84%
Scudder Global Equity Division........................    3/3/97         49.30%         11.04%            10.49%
Harris Oakmark Large Cap Value Division...............   11/9/98         -0.80%         -0.37%            -2.28%
Lehman Brothers Aggregate Bond Index Division.........   11/9/98          8.50%          3.89%             2.12%
Morgan Stanley EAFE(R) Index Division.................   11/9/98         12.50%          5.66%             3.94%
Neuberger Berman Partners Mid Cap Value Division......   11/9/98         57.80%         23.76%            22.50%
Russell 2000 Index Division...........................   11/9/98         21.30%          9.44%             7.83%
T. Rowe Price Large Cap Growth Division...............   11/9/98         30.60%         13.29%            11.78%
Davis Venture Value Division..........................    7/5/00          1.99%            NA             -3.58%*
Putnam Large Cap Growth...............................    7/5/00        -26.27%            NA            -32.24%*
MetLife Mid Cap Stock Index...........................    7/5/00          6.20%            NA              0.69%*
Loomis Sayles Small Cap...............................    7/5/00         -1.90%            NA             -7.53%*
State Street Research Aurora Small Cap Value..........    7/5/00         22.50%            NA             17.22%*



*These figures were not annualized since the funds were less than one year old.

YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 2000--PREFERENCE PLUS DEFERRED
                                   ANNUITIES



State Street Research Investment Trust Division.............     0.05%
State Street Research Income Division.......................     5.13%
State Street Research Diversified Division..................     2.24%
State Street Research Aggressive Growth Division............    -0.89%
State Street Research Aurora Small Cap Value Division.......    -0.53%
Loomis Sayles Small Cap Division............................    -0.28%
Davis Venture Value Division................................    -0.25%
MetLife Mid Cap Stock Index Division........................    -0.63%
MetLife Stock Index Division................................    -0.55%
Putnam International Stock Division (formerly Santander)....    -1.43%
Calvert Social Balanced Division............................         %
Janus Mid Cap Division......................................    -1.71%
Loomis Sayles High Yield Bond Division......................    11.61%
T. Rowe Price Small Cap Growth Division.....................    -1.46%
Scudder Global Equity Division..............................    -0.64%
Harris Oakmark Large Cap Value Division.....................     0.60%
Lehman Brothers(R) Aggregate Bond Index Division............     5.30%
Morgan Stanley EAFE(R) Index Division.......................    -0.93%
Neuberger Berman Partners Mid Cap Value Division............    -0.29%
Russell 2000(R) Index Division..............................     0.27%
T. Rowe Price Large Cap Growth Division.....................    -0.67%



 FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES

                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)


                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............      -7.06%          -13.41%
State Street Research Income Division.......................      10.15%            3.92%
State Street Research Diversified Division..................       0.09%           -6.21%
State Street Research Aggressive Growth Division............      -8.51%          -14.87%
MetLife Stock Index Division................................     -10.18%          -16.56%
Putnam International Stock Division (formerly Santander)....     -10.97%          -17.35%
Calvert Social Balanced Division............................      -4.04%          -10.36%
Janus Mid Cap Division......................................     -31.90%          -38.42%
Loomis Sayles High Yield Bond Division......................      -1.87%           -8.18%
T. Rowe Price Small Cap Growth Division.....................      -9.99%          -16.36%
Scudder Global Equity Division..............................      -2.52%           -8.84%
Harris Oakmark Large Cap Value Division.....................      11.38%            5.16%
Lehman Brothers(R) Aggregate Bond Index Division............      10.41%            4.19%
Morgan Stanley EAFE(R) Index Division.......................     -15.27%          -21.68%
Neuberger Berman Partners Mid Cap Value Division............      27.04%           20.93%
Russell 2000(R) Index Division..............................      -4.76%          -11.10%
T. Rowe Price Large Cap Growth Division.....................      -1.43%           -7.74%



 FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES

                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)


                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     113.13%         16.34%           16.08%
State Street Research Income Division.......................      28.99%          5.22%            4.79%
State Street Research Diversified Division..................      73.08%         11.60%           11.27%

                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Aggressive Growth Division............      53.35%          8.93%            8.56%
MetLife Stock Index Division................................     117.03%         16.76%           16.51%
Putnam International Stock Division (formerly Santander)....      17.39%          3.26%            2.79%
Calvert Social Balanced Division............................      63.10%         10.28%            9.94%



 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)



                                                                                 CHANGE IN
                                                                 CHANGE IN      ACCUMULATION
                                                                ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                                 UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                                ------------    ------------    --------------
State Street Research Investment Trust Division.............       345.10%         16.10%           16.10%
State Street Research Income Division.......................        99.11%          7.13%            7.13%
State Street Research Diversified Division..................       213.52%         12.11%           12.11%
State Street Research Aggressive Growth Division............       318.70%         15.40%           15.40%
MetLife Stock Index Division................................       337.91%         15.91%           15.91%
Calvert Social Balanced Division............................       149.70%          9.92%            9.92%



FOR THE PERIOD INCEPTION TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS DEFERRED
                                   ANNUITIES

                 (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)


                                                                                      CHANGE IN
                                                                      CHANGE IN      ACCUMULATION
                                                        INCEPTION    ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                          DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                        ---------    ------------    ------------    --------------
Putnam International Stock Division (formerly
  Santander)..........................................    7/l/91         68.80%          5.66%             5.66%
Janus Mid Cap Division................................    3/3/97        160.00%         28.36%            27.97%
Loomis Sayles High Yield Bond Division................    3/3/97         10.50%          2.64%             1.77%
T. Rowe Price Small Cap Growth Division...............    3/3/97         37.90%          8.76%             8.04%
Scudder Global Equity Division........................    3/3/97         51.00%         11.37%            10.71%
Harris Oakmark Large Cap Value Division...............   11/9/98         -0.20%         -0.09%            -2.23%
Lehman Brothers Aggregate Bond Index Division.........   11/9/98          9.20%          4.20%             2.19%
Morgan Stanley EAFE(R) Index Division.................   11/9/98         13.20%          5.97%             4.01%
Neuberger Berman Partners Mid Cap Value Division......   11/9/98         58.80%         24.13%            22.58%
Russell 2000(R) Index Division........................   11/9/98         22.00%          9.74%             7.88%
T. Rowe Price Large Cap Growth Division...............   11/9/98         31.40%         13.61%            11.84%
Davis Venture Value Division..........................    7/5/00          2.15%            NA             -4.14%*
Putnam Large Cap Growth...............................    7/5/00        -26.17%            NA            -32.65%*
MetLife Mid Cap Stock Index...........................    7/5/00          6.40%            NA              0.14%*
Loomis Sayles Small Cap...............................    7/5/00         -1.71%            NA             -8.03%*
State Street Research Aurora Small Cap Value..........    7/5/00         22.70%            NA             16.56%*



*These figures were not annualized since the funds were less than one year old.

 FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES

                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)


                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............      -7.06%          -12.76%
State Street Research Income Division.......................      10.15%            4.69%
State Street Research Diversified Division..................       0.09%           -5.51%
State Street Research Aggressive Growth Division............      -8.51%          -14.23%
MetLife Stock Index Division................................     -10.18%          -15.93%
Putnam International Stock Division (formerly Santander)....     -10.97%          -16.72%
Janus Mid Cap Division......................................     -31.90%          -37.95%
Loomis Sayles High Yield Bond Division......................      -1.87%           -7.49%
T. Rowe Price Small Cap Growth Division.....................      -9.99%          -15.73%
Scudder Global Equity Division..............................      -2.52%           -8.15%
Harris Oakmark Large Cap Value Division.....................      11.38%            5.94%
Lehman Brothers Aggregate Bond Index Division...............      10.41%            4.96%
Morgan Stanley EAFE(R) Index Division.......................     -15.27%          -21.08%
Neuberger Berman Partners Mid Cap Value Division............      27.04%           21.82%
Russell 2000(R) Index Division..............................      -4.76%          -10.43%
T. Rowe Price Large Cap Growth Division.....................      -1.43%           -7.05%
Calvert Social Balanced Division............................      -4.04%           -9.69%
Calvert Social Mid Cap Growth Division......................      10.49%            5.03%
Fidelity Equity-Income Division.............................       7.42%            1.92%
Fidelity Growth Division....................................     -11.81%          -17.58%
Fidelity Overseas Division..................................     -19.86%          -25.74%
Fidelity Investmt Grade Bond Division.......................      10.18%            4.72%
Fidelity Asset Manager Division.............................      -4.83%          -10.50%



 FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES

                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)


                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     113.13%         16.34%           16.15%
State Street Research Income Division.......................      28.99%          5.22%            4.86%
State Street Research Diversified Division..................      73.08%         11.60%           11.34%
State Street Research Aggressive Growth Division............      53.35%          8.93%            8.63%
MetLife Stock Index Division................................     117.03%         16.76%           16.58%
Putnam International Stock Division (formerly Santander)....      17.39%          3.26%            2.85%
Calvert Social Balanced Division............................      63.10%         10.28%           10.00%
Calvert Social Mid Cap Growth Division......................      96.08%         14.42%           14.20%
Fidelity Equity-Income Division.............................      79.75%         12.44%           12.20%
Fidelity Growth Division....................................     130.60%         18.19%           18.02%
Fidelity Overseas Division..................................      56.69%          9.40%            9.11%
Fidelity Investment Grade Bond Division.....................      28.55%          5.15%            4.78%
Fidelity Asset Manager Division.............................      61.92%         10.12%            9.84%

 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS
                               DEFERRED ANNUITIES


                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     345.10%         16.10%           16.10%
State Street Research Income Division.......................      99.11%          7.13%            7.13%
State Street Research Diversified Division..................     213.52%         12.11%           12.11%
State Street Research Aggressive Growth Division............     318.70%         15.40%           15.40%
MetLife Stock Index Division................................     337.91%         15.91%           15.91%



FOR THE PERIOD INCEPTION TO DECEMBER 31, 2000--ENHANCED PREFERENCE PLUS DEFERRED
                                   ANNUITIES

                 (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)


                                                                                      CHANGE IN
                                                                      CHANGE IN      ACCUMULATION
                                                        INCEPTION    ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                          DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                        ---------    ------------    ------------    --------------
Putnam International Stock Division (formerly
  Santander)..........................................    7/1/91         68.80%          5.66%             5.66%
Janus Mid Cap Division................................    3/3/97        160.00%         28.36%            28.11%
Loomis Sayles High Yield Bond Division................    3/3/97         10.50%          2.64%             1.88%
T. Rowe Price Small Cap Growth Division...............    3/3/97         37.90%          8.76%             8.16%
Scudder Global Equity Division........................    3/3/97         51.00%         11.37%            10.83%
Harris Oakmark Large Cap Value Division...............   11/9/98         -0.20%         -0.09%            -1.99%
Lehman Brothers Aggregate Bond Index Division.........   11/9/98          9.20%          4.20%             2.44%
Morgan Stanley EAFE(R) Index Division.................   11/9/98         13.20%          5.97%             4.26%
Neuberger Berman Partners Mid Cap Value Division......   11/9/98         58.80%         24.13%            22.87%
Russell 2000(R) Index Division........................   11/9/98         22.00%          9.74%             8.14%
T. Rowe Price Large Cap Growth Division...............   11/9/98         31.40%         13.61%            12.11%
Calvert Social Balanced Division......................    5/1/91        149.70%          9.92%             9.92%
Calvert Social Mid Cap Growth Division................    5/1/92        186.32%         12.90%            12.90%
Fidelity Equity-Income Division.......................    5/1/92        224.17%         14.53%            14.53%
Fidelity Growth Division..............................    5/1/92        303.40%         17.46%            17.46%
Fidelity Overseas Division............................    5/1/92        100.27%          8.34%             8.34%
Fidelity Investment Grade Bond Division...............    5/1/92         65.51%          5.99%             5.99%
Fidelity Asset Manager Division.......................    5/1/92        122.62%          9.67%             9.67%
Davis Venture Value Division..........................    7/5/00          2.15%            NA             -3.42%*
Putnam Large Cap Growth...............................    7/5/00        -26.17%            NA            -32.14%*
MetLife Mid Cap Stock Index...........................    7/5/00          6.40%            NA              0.89%*
Loomis Sayles Small Cap...............................    7/5/00         -1.71%            NA             -7.34%*
State Street Research Aurora Small Cap Value..........    7/5/00         22.70%            NA             17.42%*



*These figures were not annualized since the funds were less than one year old.



             FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--

   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)


                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............      -7.06%           -7.06%
State Street Research Income Division.......................      10.15%           10.15%
State Street Research Diversified Division..................       0.09%            0.09%
State Street Research Aggressive Growth Division............      -8.51%           -8.51%
MetLife Stock Index Division................................     -10.18%          -10.18%
Putnam International Stock Division (formerly Santander)....     -10.97%          -10.97%

                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
Janus Mid Cap Division......................................     -31.90%          -31.90%
Loomis Sayles High Yield Bond Division......................      -1.87%           -1.87%
T. Rowe Price Small Cap Growth Division.....................      -9.99%           -9.99%
Scudder Global Equity Division..............................      -2.52%           -2.52%
Harris Oakmark Large Cap Value Division.....................      11.38%           11.38%
Lehman Brothers Aggregate Bond Index Division...............      10.41%           10.41%
Morgan Stanley EAFE Index Division..........................     -15.27%          -15.27%
Neuberger Berman Partners Mid Cap Value Division............      27.04%           27.04%
Russell 2000(R) Index Division..............................      -4.76%           -4.76%
T. Rowe Price Large Cap Growth Division.....................      -1.43%           -1.43%
Calvert Social Balanced Division............................      -4.04%           -4.04%
Calvert Social Mid Cap Growth Division......................      10.49%           10.49%
Fidelity Equity-Income Division.............................       7.42%            7.42%
Fidelity Growth Division....................................     -11.81%          -11.81%
Fidelity Overseas Division..................................     -19.86%          -19.86%
Fidelity Investment Grade Bond Division.....................      10.18%           10.18%
Fidelity Asset Manager Division.............................      -4.83%           -4.83%



             FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--

   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)


                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     113.13%         16.34%           16.34%
State Street Research Income Division.......................      28.99%          5.22%            5.22%
State Street Research Diversified Division..................      73.08%         11.60%           11.60%
State Street Research Aggressive Growth Division............      53.35%          8.93%            8.93%
MetLife Stock Index Division................................     117.03%         16.76%           16.76%
Putnam International Stock Division (formerly Santander)....      17.39%          3.26%            3.26%
Calvert Social Balanced Division............................      63.10%         10.28%           10.28%
Calvert Social Mid Cap Growth Division......................      96.08%         14.42%           14.42%
Fidelity Equity-Income Division.............................      79.75%         12.44%           12.44%
Fidelity Growth Division....................................     130.60%         18.19%           18.19%
Fidelity Overseas Division..................................      56.69%          9.40%            9.40%
Fidelity Investment Grade Bond Division.....................      28.55%          5.15%            5.15%
Fidelity Asset Manager Division.............................      61.92%         10.12%           10.12%



             FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--


   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
State Street Research Investment Trust Division.............     345.10%         16.10%           16.10%
State Street Research Income Division.......................      99.11%          7.13%            7.13%
State Street Research Diversified Division..................     213.52%         12.11%           12.11%
State Street Research Aggressive Growth Division............     318.70%         15.40%           15.40%
MetLife Stock Index Division................................     337.91%         15.91%           15.91%

                FOR THE PERIOD INCEPTION TO DECEMBER 31, 2000--

   ENHANCED NON-QUALIFIED PREFERENCE PLUS DEFERRED ANNUITIES (NO SALES LOAD)


                                                                                      CHANGE IN
                                                                      CHANGE IN      ACCUMULATION
                                                        INCEPTION    ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                          DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                        ---------    ------------    ------------    --------------
Putnam International Stock Division (formerly
  Santander)..........................................    7/1/91         68.80%          5.66%             5.66%
Janus Mid Cap Division................................    3/3/97        160.00%         28.36%            28.36%
Loomis Sayles High Yield Bond Division................    3/3/97         10.50%          2.64%             2.64%
T. Rowe Price Small Cap Growth Division...............    3/3/97         37.90%          8.76%             8.76%
Scudder Global Equity Division........................    3/3/97         51.00%         11.37%            11.37%
Harris Oakmark Large Cap Value Division...............   11/9/98         -0.20%         -0.09%            -0.09%
Lehman Brothers Aggregate Bond Index Division.........   11/9/98          9.20%          4.20%             4.20%
Morgan Stanley EAFE Index Division....................   11/9/98         13.20%          5.97%             5.97%
Neuberger Berman Partners Mid Cap Value Division......   11/9/98         58.80%         24.13%            24.13%
Russell 2000(R) Index Division........................   11/9/98         22.00%          9.74%             9.74%
T. Rowe Price Large Cap Growth Division...............   11/9/98         31.40%         13.61%            13.61%
Calvert Social Balanced Division......................    5/1/91        149.70%          9.92%             9.92%
Calvert Social Mid Cap Growth Division................    5/1/92        186.32%         12.90%            12.90%
Fidelity Equity-Income Division.......................    5/1/92        224.17%         14.53%            14.53%
Fidelity Growth Division..............................    5/1/92        303.40%         17.46%            17.46%
Fidelity Overseas Division............................    5/1/92        100.27%          8.34%             8.34%
Fidelity Investment Grade Bond Division...............    5/1/92         65.51%          5.99%             5.99%
Fidelity Asset Manager Division.......................    5/1/92        122.62%          9.67%             9.67%
Davis Venture Value Division..........................                    2.15%            NA             20.36%*
Putnam Large Cap Growth...............................                  -26.17%            NA            -26.17%*
MetLife Mid Cap Stock Index...........................                    6.40%            NA              6.40%*
Loomis Sayles Small Cap...............................                   -1.71%            NA             15.29%*
State Street Research Aurora Small Cap Value..........                   22.70%            NA             22.70%*
*These figures were not annualized since the funds were less than one year old.



            YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 2000--

                  ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES


State Street Research Investment Trust Division.............       0.37%
State Street Research Income Division.......................       5.45%
State Street Research Diversified Division..................       2.55%
State Street Research Aggressive Growth Division............      -0.57%
MetLife Stock Index Division................................      -0.24%
Putnam International Stock Division (formerly Santander)....      -1.12%
Janus Mid Cap Division......................................      -1.40%
Loomis Sayles High Yield Bond Division......................      11.94%
T. Rowe Price Small Cap Growth Division.....................      -1.15%
Scudder Global Equity Division..............................      -0.33%
Harris Oakmark Large Cap Value Division.....................       0.90%
Lehman Brothers Aggregate Bond Index Division...............       5.62%
Morgan Stanley EAFE Index Division..........................      -0.63%
Neuberger Berman Partners Mid Cap Value Division............       0.00%
Russell 2000(R) Index Division..............................       0.56%
T. Rowe Price Large Cap Growth Division.....................      -0.36%
Davis Venture Value Division................................       0.03%
Putnam Large Cap Growth.....................................      -1.21%
MetLife Mid Cap Stock Index.................................      -0.33%
Loomis Sayles Small Cap.....................................       0.00%
State Street Research Aurora Small Cap Value................      -0.26%

             FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--

                  FINANCIAL FREEDOM ACCOUNT DEFERRED ANNUITIES


                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
State Street Research Investment Trust Division.............      -7.06%           -7.06%
State Street Research Income Division.......................      10.15%           10.15%
State Street Research Diversified Division..................       0.09%            0.09%
State Street Research Aggressive Growth Division............      -8.51%           -8.51%
MetLife Stock Index Division................................     -10.18%          -10.18%
Putnam International Stock Division (formerly Santander)....     -10.97%          -10.97%
Janus Mid Cap Division......................................     -31.90%          -31.90%
Loomis Sayles High Yield Bond Division......................      -1.87%           -1.87%
T. Rowe Price Small Cap Growth Division.....................      -9.99%           -9.99%
Scudder Global Equity Division..............................      -2.52%           -2.52%
Harris Oakmark Large Cap Value Division.....................      11.38%           11.38%
Lehman Brothers Aggregate Bond Index Division...............      10.41%           10.41%
Morgan Stanley EAFE Index Division..........................     -15.27%          -15.27%
Neuberger Berman Partners Mid Cap Value Division............      27.04%           27.04%
Russell 2000(R) Index Division..............................      -4.76%           -4.76%
T. Rowe Price Large Cap Growth Division.....................      -1.43%           -1.43%
Calvert Social Balanced Division............................      -4.03%           -4.03%
Calvert Social Mid Cap Growth Division......................      10.49%           10.49%
Fidelity Equity-Income Division.............................       7.42%            7.42%
Fidelity Growth Division....................................     -11.81%          -11.81%
Fidelity Overseas Division..................................     -19.86%          -19.86%
Fidelity Investment Grade Bond Division.....................      10.18%           10.18%
Fidelity Asset Manager Division.............................      -4.83%           -4.83%



             FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--

                  FINANCIAL FREEDOM ACCOUNT DEFERRED ANNUITIES


                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
MetLife Stock Index Division................................     117.10%         16.77%           16.77%
Calvert Social Balanced Division............................      63.04%         10.27%           10.27%
Calvert Social Mid Cap Growth Division......................      96.08%         14.42%           14.42%
Fidelity Equity-Income Division.............................      79.75%         12.44%           12.44%
Fidelity Growth Division....................................     130.60%         18.19%           18.19%
Fidelity Overseas Division..................................      56.69%          9.40%            9.40%
Fidelity Investment Grade Bond Division.....................      28.55%          5.15%            5.15%
Fidelity Asset Manager Division.............................      61.92%         10.12%           10.12%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 2000--FINANCIAL FREEDOM ACCOUNT
                               DEFERRED ANNUITIES



                                                                                      CHANGE IN
                                                                      CHANGE IN      ACCUMULATION
                                                        INCEPTION    ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                          DATE        UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                        ---------    ------------    ------------    --------------
State Street Research Investment Trust Division.......    5/1/96         98.80%         15.87%            15.87%
State Street Research Income Division.................    5/1/96         32.64%          6.24%             6.24%
State Street Research Diversified Division............    5/1/96         67.67%         11.71%            11.71%
State Street Research Aggressive Growth Division......    5/1/96         37.13%          7.00%             7.00%
Putnam International Stock Division (formerly
  Santander)..........................................    7/1/91        278.40%         15.03%            15.03%
MetLife Stock Index Division..........................    5/1/96         15.62%          3.16%             3.16%
Janus Mid Cap Division................................    3/3/97        160.00%         28.36%            28.36%
Loomis Sayles High Yield Division.....................    3/3/97         10.50%          2.64%             2.64%
T. Rowe Price Small Cap Growth Division...............    3/3/97         37.90%          8.76%             8.76%
Scudder Global Equity Division........................    3/3/97         51.00%         11.37%            11.37%
Harris Oakmark Large Cap Value Division...............   11/9/98         -0.20%         -0.09%            -0.09%
Lehman Brothers Aggregate Bond Index Division.........   11/9/98          9.20%          4.20%             4.20%
Morgan Stanley EAFE(R) Index Division.................   11/9/98         13.20%          5.97%             5.97%
Neuberger Berman Partners Mid Cap Value Division......   11/9/98         58.80%         24.13%            24.13%
Russell 2000(R) Index Division........................   11/9/98         22.00%          9.74%             9.74%
T. Rowe Price Large Cap Growth Division...............   11/9/98         31.40%         13.61%            13.61%
Calvert Social Balanced Division......................    7/1/91        150.10%         10.13%            10.13%
Calvert Social Mid Cap Growth Division................    7/1/91        209.80%         12.63%            12.63%
Fidelity Equity-Income Division.......................    7/1/91        280.90%         15.11%            15.11%
Fidelity Growth Division..............................    7/1/91        386.10%         18.10%            18.10%
Fidelity Overseas Division............................    7/1/91        124.70%          8.89%             8.89%
Fidelity Investment Grade Bond Division...............    7/1/91         81.90%          6.50%             6.50%
Fidelity Asset Manager Division.......................    7/1/91        150.00%         10.12%            10.12%
Davis Venture Value Division..........................    7/5/00          2.15%            NA              2.15%*
Putnam Large Cap Growth...............................    7/5/00        -26.17%            NA            -26.17%*
MetLife Mid Cap Stock Index...........................    7/5/00          6.40%            NA              6.40%*
Loomis Sayles Small Cap...............................    7/5/00         -1.71%            NA             -1.71%*
State Street Research Aurora Small Cap Value..........    7/5/00         22.70%            NA             22.70%*
* These figures are not annualized since the funds were less than one year old.



       MONEY MARKET DIVISIONS--SEVEN DAY PERIOD ENDING DECEMBER 31, 2000



                                                                             EFFECTIVE
                                                              YIELD            YIELD
                                                              -----          ---------
VestMet Deferred Annuities..................................  6.78%            7.02%
Enhanced VestMet Deferred Annuities.........................  7.32%            7.59%
Financial Freedom Account Deferred Annuities................  5.51%            5.66%



FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000-- VESTMET DEFERRED ANNUITIES



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
Growth Division.............................................      -7.56%          -13.47%
Income Division.............................................       9.57%            2.92%
Diversified Division........................................      -0.45%           -6.63%
Aggressive Growth Division..................................      -8.99%          -14.53%
Stock Index Division........................................     -10.69%          -16.07%

FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--VESTMET DEFERRED ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     107.42%         15.71%           14.56%
Income Division.............................................      25.58%          4.66%            3.74%
Diversified Division........................................      68.51%         11.00%            9.82%
Aggressive Growth Division..................................      49.26%          8.34%            7.41%
Stock Index Division........................................     111.21%         16.13%           15.26%



FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--VESTMET DEFERRED ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     321.76%         15.48%           15.22%
Income Division.............................................      88.60%          6.55%            6.39%
Diversified Division........................................     196.99%         11.50%           11.17%
Aggressive Growth Division..................................     296.88%         14.78%           14.70%
Stock Index Division........................................     314.87%         15.29%           15.26%



    YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1999--VESTMET DEFERRED
                                   ANNUITIES



Growth Division.............................................  -0.16%
Income Division.............................................   4.92%
Diversified Division........................................   2.02%
Aggressive Growth Division..................................  -1.11%
Stock Index Division........................................  -0.79%
Money Market................................................   5.65%



 FOR THE PERIOD JANUARY 1, 2000 TO DECEMBER 31, 2000--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



                                                               CHANGE IN
                                                              ACCUMULATION    AVERAGE ANNUAL
                                                               UNIT VALUE      TOTAL RETURN
                                                              ------------    --------------
Growth Division.............................................      -7.06%          -12.90%
Income Division.............................................      10.15%            3.48%
Diversified Division........................................       0.09%           -6.20%
Aggressive Growth Division..................................      -8.51%          -14.09%
Stock Index Division........................................     -10.18%          -15.56%



 FOR THE PERIOD JANUARY 1, 1996 TO DECEMBER 31, 2000--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



                                                               CHANGE IN         CHANGE IN
                                                              ACCUMULATION     ACCUMULATION      AVERAGE ANNUAL
                                                               UNIT VALUE     UNIT ANNUALIZED     TOTAL RETURN
                                                              ------------    ---------------    --------------
Growth Division.............................................     113.13%           16.34%            15.24%
Income Division.............................................      28.99%            5.22%             4.28%
Diversified Division........................................      73.08%           11.60%            10.50%
Aggressive Growth Division..................................      53.35%            8.93%             7.99%
Stock Index Division........................................     117.03%           16.76%            15.89%

 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 2000--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



                                                                               CHANGE IN
                                                               CHANGE IN      ACCUMULATION
                                                              ACCUMULATION     UNIT VALUE     AVERAGE ANNUAL
                                                               UNIT VALUE      ANNUALIZED      TOTAL RETURN
                                                              ------------    ------------    --------------
Growth Division.............................................     345.10%         16.10%           15.89%
Income Division.............................................      99.11%          7.13%            6.97%
Diversified Division........................................     213.52%         12.11%           11.89%
Aggressive Growth Division..................................     318.70%         15.40%           15.31%
Stock Index Division........................................     337.91%         15.91%           15.88%



YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 2000--ENHANCED VESTMET DEFERRED
                                   ANNUITIES



Growth Division.............................................   0.40%
Income Division.............................................   5.49%
Diversified Division........................................   2.59%
Aggressive Growth Division..................................  -0.54%
Stock Index Division........................................  -0.22%
Money Market Division.......................................   6.22%

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Metropolitan Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the Metropolitan Life Separate Account E including the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Zenith Davis Venture Value, and Zenith Loomis Sayles Small Cap Portfolios, collectively (the "Separate Account"), including the schedule of investments as of December 31, 2000, and the related statements (i) of operations for the year ended December 31, 2000, the statements of changes in net assets for the years ended December 31, 2000 and 1999 of the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth Portfolios and (ii) of operations and of changes in net assets for the period May 1, 2000 (commencement of operations) to December 31, 2000 of Putnam Large Cap Growth, July 5, 2000 (commencement of operations) to December 31, 2000 of State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Zenith Davis Venture Value, and Zenith Loomis Sayles Small Cap Portfolios. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Metropolitan Life Separate Account E including the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, Variable B, Variable C, Variable D, State Street Research Aggressive Growth, MetLife Stock Index, Putnam International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Harris Oakmark Large Cap Value, Neuberger Berman Partners Mid Cap Value, T. Rowe Price Large Cap Growth, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Russell 2000 Index, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Calvert Social Balanced, Calvert Social Mid Cap Growth, Putnam Large Cap Growth, State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index, Zenith Davis Venture Value, and Zenith Loomis Sayles Small Cap Portfolios as of December 31, 2000, the results of its operations, and the changes in its net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

March 5, 2001

                      Metropolitan Life Separate Account E

                      STATEMENTS OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 2000

                                                          State Street
                               State Street  State Street   Research    State Street
                                 Research      Research      Money        Research     Variable
                                  Growth        Income       Market     Diversified        B
                                Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                              -------------- ------------ ------------ -------------- -----------
ASSETS:
Investments at Value (Note
 2A):
State Street Research Growth
 Portfolio
 (75,559,126 Shares; cost
 $2,375,141,922)............  $2,662,919,012          --          --              --  $79,896,424
State Street Research Income
 Portfolio
 (29,492,389 Shares; cost
 $375,302,279)..............             --  $383,106,132         --              --          --
State Street Research Money
 Market Portfolio
 (1,216,537 Shares; cost
 $12,772,661)...............             --           --  $12,338,118             --          --
State Street Research
 Diversified Portfolio
 (128,095,455 Shares; cost
 $2,141,906,340)............             --           --          --   $2,354,394,467         --
State Street Research
 Aggressive Growth Portfolio
 (39,534,276 Shares; cost
 $1,193,066,519)............             --           --          --              --          --
MetLife Stock Index
 Portfolio
 (102,275,636 Shares; cost
 $2,986,073,571)............             --           --          --              --          --
Putnam International Stock
 Portfolio
 (20,053,142 Shares; cost
 $248,379,472)..............             --           --          --              --          --
Loomis Sayles High Yield
 Bond Portfolio
 (6,719,752 Shares; cost
 $64,530,203)...............             --           --          --              --          --
Janus Mid Cap Portfolio
 (67,657,191 Shares; cost
 $1,921,087,209)............             --           --          --              --          --
T. Rowe Price Small Cap
 Growth Portfolio
 (19,938,487 Shares; cost
 $297,176,425)..............             --           --          --              --          --
Scudder Global Equity
 Portfolio
 (12,710,387 Shares; cost
 $166,838,209)..............             --           --          --              --          --
Harris Oakmark Large Cap
 Value Portfolio
 (5,197,370 Shares; cost
 $49,274,963)...............             --           --          --              --          --
Neuberger Berman Partners
 Mid Cap Value Portfolio
 (8,359,662 Shares; cost
 $111,361,182)..............             --           --          --              --          --
T. Rowe Price Large Cap
 Growth Portfolio
 (13,112,213 Shares; cost
 $176,375,044)..............             --           --          --              --          --
Lehman Brothers Aggregate
 Bond Index Portfolio
 (12,555,552 Shares; cost
 $123,920,971)..............             --           --          --              --          --
Morgan Stanley EAFE Index
 Portfolio
 (8,368,025 Shares; cost
 $102,716,367)..............             --           --          --              --          --
Russell 2000 Index Portfolio
 (11,155,591 Shares; cost
 $132,361,154)..............             --           --          --              --          --
Putnam Large Cap Growth
 Portfolio
 (2,575,974 Shares; cost
 $23,894,359)...............             --           --          --              --          --
State Street Research Aurora
 Small Cap Value Portfolio
 (4,166,945 Shares; cost
 $45,406,698)...............             --           --          --              --          --
MetLife Mid Cap Stock Index
 Portfolio
 (5,593,833 Shares; cost
 $60,598,510)...............             --           --          --              --          --
Zenith Davis Venture Value
 Portfolio
 (992,434 Shares; cost
 $28,524,457)...............             --           --          --              --          --
Zenith Loomis Sayles Small
 Cap Portfolio
 (44,097 Shares; cost
 $9,345,887)................             --           --          --              --          --
Fidelity VIP Money Market
 Portfolio
 (15,740,179 Shares; cost
 $15,740,179)...............             --           --          --              --          --
Fidelity VIP Equity Income
 Portfolio
 (5,131,411 Shares; cost
 $111,598,318)..............             --           --          --              --          --
Fidelity VIP Growth
 Portfolio
 (5,167,537 Shares; cost
 $192,619,222)..............             --           --          --              --          --
Fidelity VIP Overseas
 Portfolio
 (1,613,591 Shares; cost
 $32,789,436)...............             --           --          --              --          --
Fidelity VIP II Investment
 Grade Bond Portfolio
 (870,866 Shares; cost
 $10,634,135)...............             --           --          --              --          --
Fidelity VIP II Asset
 Manager Portfolio
 (3,502,076 Shares; cost
 $56,086,042)...............             --           --          --              --          --
Calvert Social Balanced
 Portfolio
 (27,185,749 Shares; cost
 $52,767,505)...............             --           --          --              --          --
Calvert Social Mid Cap
 Growth Portfolio
 (393,642 Shares; cost
 $12,099,656)...............             --           --          --              --          --
                              -------------- ------------ -----------  -------------- -----------
Total investments...........   2,662,919,012  383,106,132  12,338,118   2,354,394,467  79,896,424
Cash........................             --            22         --              --          --
                              -------------- ------------ -----------  -------------- -----------
Total assets................   2,662,919,012  383,106,154  12,338,118   2,354,394,467  79,896,424
LIABILITIES.................              22          --          --               80         --
                              -------------- ------------ -----------  -------------- -----------
NET ASSETS..................  $2,662,918,990 $383,106,154 $12,338,118  $2,354,394,387 $79,896,424
                              ============== ============ ===========  ============== ===========

                       See Notes to Financial Statements.

                        State Street
                          Research       MetLife        Putnam     Loomis Sayles                T. Rowe Price
  Variable   Variable    Aggressive       Stock      International  High Yield       Janus        Small Cap
     C           D         Growth         Index          Stock         Bond         Mid Cap        Growth
 Portfolio   Portfolio   Portfolio      Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
 ----------  --------- -------------- -------------- ------------- ------------- -------------- -------------
 $2,964,376   $38,839             --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --   $1,250,469,141            --           --            --              --           --
        --        --              --  $3,606,238,939          --            --              --           --
        --        --              --             --  $248,458,427           --              --           --
        --        --              --             --           --    $60,477,764             --           --
        --        --              --             --           --            --   $1,582,501,702          --
        --        --              --             --           --            --              --  $285,120,359
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
        --        --              --             --           --            --              --           --
 ----------   -------  -------------- -------------- ------------   -----------  -------------- ------------
  2,964,376    38,839   1,250,469,141  3,606,238,939  248,458,427    60,477,764   1,582,501,702  285,120,359
        --        --               16            --           --            --              --            44
 ----------   -------  -------------- -------------- ------------   -----------  -------------- ------------
  2,964,376    38,839   1,250,469,157  3,606,238,939  248,458,427    60,477,764   1,582,501,702  285,120,403
        --        --              --              36          --            --              964          --
 ----------   -------  -------------- -------------- ------------   -----------  -------------- ------------
 $2,964,376   $38,839  $1,250,469,157 $3,606,238,903 $248,458,427   $60,477,764  $1,582,500,738 $285,120,403
 ==========   =======  ============== ============== ============   ===========  ============== ============

                      Metropolitan Life Separate Account E

                      STATEMENTS OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 2000

                                                           Neuberger    T. Rowe Price
                             Scudder    Harris Oakmark  Berman Partners   Large Cap
                          Global Equity Large Cap Value  Mid Cap Value     Growth
                            Portfolio      Portfolio       Portfolio      Portfolio
                          ------------- --------------- --------------- -------------
ASSETS:
Investments at Value
 (Note 2A):
State Street Research
 Growth Portfolio
 (75,559,126 Shares;
 cost $2,375,141,922)...           --             --              --             --
State Street Research
 Income Portfolio
 (29,492,389 Shares;
 cost $375,302,279).....           --             --              --             --
State Street Research
 Money Market Portfolio
 (1,216,537 Shares; cost
 $12,772,661)...........           --             --              --             --
State Street Research
 Diversified Portfolio
 (128,095,455 Shares;
 cost $2,141,906,340)...           --             --              --             --
State Street Research
 Aggressive Growth
 Portfolio
 (39,534,276 Shares;
 cost $1,193,066,519)...           --             --              --             --
MetLife Stock Index
 Portfolio
 (102,275,636 Shares;
 cost $2,986,073,571)...           --             --              --             --
Putnam International
 Stock Portfolio
 (20,053,142 Shares;
 cost $248,379,472).....           --             --              --             --
Loomis Sayles High Yield
 Bond Portfolio
 (6,719,752 Shares; cost
 $64,530,203)...........           --             --              --             --
Janus Mid Cap Portfolio
 (67,657,191 Shares;
 cost $1,921,087,209)...           --             --              --             --
T. Rowe Price Small Cap
 Growth Portfolio
 (19,938,487 Shares;
 cost $297,176,425).....           --             --              --             --
Scudder Global Equity
 Portfolio
 (12,710,387 Shares;
 cost $166,838,209).....  $185,825,852            --              --             --
Harris Oakmark Large Cap
 Value Portfolio
 (5,197,370 Shares; cost
 $49,274,963)...........           --     $50,882,250             --             --
Neuberger Berman
 Partners Mid Cap Value
 Portfolio
 (8,359,662 Shares; cost
 $111,361,182)..........           --             --     $123,890,191            --
T. Rowe Price Large Cap
 Growth Portfolio
 (13,112,213 Shares;
 cost $176,375,044).....           --             --              --    $169,540,908
Lehman Brothers
 Aggregate Bond Index
 Portfolio
 (12,555,552 Shares;
 cost $123,920,971).....           --             --              --             --
Morgan Stanley EAFE
 Index Portfolio
 (8,368,025 Shares; cost
 $102,716,367)..........           --             --              --             --
Russell 2000 Index
 Portfolio
 (11,155,591 Shares;
 cost $132,361,154).....           --             --              --             --
Putnam Large Cap Growth
 Portfolio
 (2,575,974 Shares; cost
 $23,894,359)...........           --             --              --             --
State Street Research
 Aurora Small Cap Value
 Portfolio
 (4,166,945 Shares; cost
 $45,406,698)...........           --             --              --             --
MetLife Mid Cap Stock
 Index Portfolio
 (5,593,833 Shares; cost
 $60,598,510)...........           --             --              --             --
Zenith Davis Venture
 Value Portfolio
 (992,434 Shares; cost
 $28,524,457)...........           --             --              --             --
Zenith Loomis Sayles
 Small Cap Portfolio
 (44,097 Shares; cost
 $9,345,887)............           --             --              --             --
Fidelity VIP Money
 Market Portfolio
 (15,740,179 Shares;
 cost $15,740,179)......           --             --              --             --
Fidelity VIP Equity
 Income Portfolio
 (5,131,411 Shares; cost
 $111,598,318)..........           --             --              --             --
Fidelity VIP Growth
 Portfolio
 (5,167,537 Shares; cost
 $192,619,222)..........           --             --              --             --
Fidelity VIP Overseas
 Portfolio
 (1,613,591 Shares; cost
 $32,789,436)...........           --             --              --             --
Fidelity VIP II
 Investment Grade Bond
 Portfolio
 (870,866 Shares; cost
 $10,634,135)...........           --             --              --             --
Fidelity VIP II Asset
 Manager Portfolio
 (3,502,076 Shares; cost
 $56,086,042)...........           --             --              --             --
Calvert Social Balanced
 Portfolio
 (27,185,749 Shares;
 cost $52,767,505)......           --             --              --             --
Calvert Social Mid Cap
 Growth Portfolio
 (393,642 Shares; cost
 $12,099,656)...........           --             --              --             --
                          ------------    -----------    ------------   ------------
Total investments.......   185,825,852     50,882,250     123,890,191    169,540,908
Cash....................           --             --               10            --
                          ------------    -----------    ------------   ------------
Total assets............   185,825,852     50,882,250     123,890,201    169,540,908
LIABILITIES.............           --              48             --             --
                          ------------    -----------    ------------   ------------
NET ASSETS..............  $185,825,852    $50,882,202    $123,890,201   $169,540,908
                          ============    ===========    ============   ============

                       See Notes to Financial Statements.

Lehman Brothers    Morgan                               State Street     MetLife      Zenith        Zenith
   Aggregate       Stanley     Russell    Putnam Large Research Aurora   Mid Cap   Davis Venture Loomis Sayles
  Bond Index     EAFE Index   2000 Index   Cap Growth  Small Cap Value Stock Index     Value       Small Cap
   Portfolio      Portfolio   Portfolio    Portfolio      Portfolio     Portfolio    Portfolio     Portfolio
---------------  ----------- ------------ ------------ --------------- ----------- ------------- -------------
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
 $124,299,965            --           --          --             --            --           --           --
          --     $93,889,245          --          --             --            --           --           --
          --             --  $115,683,480         --             --            --           --           --
          --             --           --  $18,804,609            --            --           --           --
          --             --           --          --     $51,003,409           --           --           --
          --             --           --          --             --    $59,518,382          --           --
          --             --           --          --             --            --   $28,979,065          --
          --             --           --          --             --            --           --    $9,279,802
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
          --             --           --          --             --            --           --           --
 ------------    ----------- ------------ -----------    -----------   -----------  -----------   ----------
  124,299,965     93,889,245  115,683,480  18,804,609     51,003,409    59,518,382   28,979,065    9,279,802
          --              14            2         --             --            --           --           --
 ------------    ----------- ------------ -----------    -----------   -----------  -----------   ----------
  124,299,965     93,889,259  115,683,482  18,804,609     51,003,409    59,518,382   28,979,065    9,279,802
          --             --           --          --             --            --           --           --
 ------------    ----------- ------------ -----------    -----------   -----------  -----------   ----------
 $124,299,965    $93,889,259 $115,683,482 $18,804,609    $51,003,409   $59,518,382  $28,979,065   $9,279,802
 ============    =========== ============ ===========    ===========   ===========  ===========   ==========

                      Metropolitan Life Separate Account E

                      STATEMENTS OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 2000

                            Fidelity VIP Fidelity VIP  Fidelity VIP Fidelity VIP
                            Money Market Equity Income    Growth      Overseas
                             Portfolio     Portfolio    Portfolio    Portfolio
                            ------------ ------------- ------------ ------------
ASSETS:
Investments at Value (Note
 2A):
State Street Research
 Growth Portfolio
 (75,559,126 Shares;
 cost $2,375,141,922).....          --            --            --          --
State Street Research
 Income Portfolio
 (29,492,389 Shares;
 cost $375,302,279).......          --            --            --          --
State Street Research
 Money Market Portfolio
 (1,216,537 Shares;
 cost $12,772,661)........          --            --            --          --
State Street Research
 Diversified Portfolio
 (128,095,455 Shares;
 cost $2,141,906,340).....          --            --            --          --
State Street Research
 Aggressive Growth
 Portfolio
 (39,534,276 Shares;
 cost $1,193,066,519).....          --            --            --          --
MetLife Stock Index
 Portfolio
 (102,275,636 Shares; cost
 $2,986,073,571)..........          --            --            --          --
Putnam International Stock
 Portfolio
 (20,053,142 Shares; cost
 $248,379,472)............          --            --            --          --
Loomis Sayles High Yield
 Bond Portfolio
 (6,719,752 Shares;
 cost $64,530,203)........          --            --            --          --
Janus Mid Cap Portfolio
 (67,657,191 Shares; cost
 $1,921,087,209)..........          --            --            --          --
T. Rowe Price Small Cap
 Growth Portfolio
 (19,938,487 Shares;
 cost $297,176,425).......          --            --            --          --
Scudder Global Equity
 Portfolio
 (12,710,387 Shares; cost
 $166,838,209)............          --            --            --          --
Harris Oakmark Large Cap
 Value Portfolio
 (5,197,370 Shares;
 cost $49,274,963)........          --            --            --          --
Neuberger Berman Partners
 Mid Cap Value Portfolio
 (8,359,662 Shares;
 cost $111,361,182).......          --            --            --          --
T. Rowe Price Large Cap
 Growth Portfolio
 (13,112,213 Shares;
 cost $176,375,044).......          --            --            --          --
Lehman Brothers Aggregate
 Bond Index Portfolio
 (12,555,552 Shares;
 cost $123,920,971).......          --            --            --          --
Morgan Stanley EAFE Index
 Portfolio
 (8,368,025 Shares; cost
 $102,716,367)............          --            --            --          --
Russell 2000 Index
 Portfolio
 (11,155,591 Shares; cost
 $132,361,154)............          --            --            --          --
Putnam Large Cap Growth
 Portfolio
 (2,575,974 Shares; cost
 $23,894,359).............          --            --            --          --
State Street Research
 Aurora Small Cap Value
 Portfolio
 (4,166,945 Shares;
 cost $45,406,698)........          --            --            --          --
MetLife Mid Cap Stock
 Index Portfolio
 (5,593,833 Shares; cost
 $60,598,510).............          --            --            --          --
Zenith Davis Venture Value
 Portfolio
 (992,434 Shares; cost
 $28,524,457).............          --            --            --          --
Zenith Loomis Sayles Small
 Cap Portfolio
 (44,097 Shares; cost
 $9,345,887)..............          --            --            --          --
Fidelity VIP Money Market
 Portfolio
 (15,740,179 Shares; cost
 $15,740,179).............  $15,740,179           --            --          --
Fidelity VIP Equity Income
 Portfolio
 (5,131,411 Shares; cost
 $111,598,318)............          --   $130,953,599           --          --
Fidelity VIP Growth
 Portfolio
 (5,167,537 Shares; cost
 $192,619,222)............          --            --   $225,562,990         --
Fidelity VIP Overseas
 Portfolio
 (1,613,591 Shares; cost
 $32,789,436).............          --            --            --  $32,255,685
Fidelity VIP II Investment
 Grade Bond Portfolio
 (870,866 Shares;
 cost $10,634,135)........          --            --            --          --
Fidelity VIP II Asset
 Manager Portfolio
 (3,502,076 Shares; cost
 $56,086,042).............          --            --            --          --
Calvert Social Balanced
 Portfolio
 (27,185,749 Shares; cost
 $52,767,505).............          --            --            --          --
Calvert Social Mid Cap
 Growth Portfolio
 (393,642 Shares; cost
 $12,099,656).............          --            --            --          --
                            -----------  ------------  ------------ -----------
Total investments.........   15,740,179   130,953,599   225,562,990  32,255,685
Cash......................          --            --            --          --
                            -----------  ------------  ------------ -----------
Total assets..............   15,740,179   130,953,599   225,562,990  32,255,685
LIABILITIES...............          --            --            --          --
                            -----------  ------------  ------------ -----------
NET ASSETS................  $15,740,179  $130,953,599  $225,562,990 $32,255,685
                            ===========  ============  ============ ===========

                       See Notes to Financial Statements.

Fidelity VIP II                    Calvert      Calvert
  Investment     Fidelity VIP II   Social    Social Mid Cap
  Grade Bond      Asset Manager   Balanced       Growth
   Portfolio        Portfolio     Portfolio    Portfolio         Total
---------------  --------------- ----------- -------------- ---------------
          --               --            --           --    $ 2,745,818,651
          --               --            --           --        383,106,132
          --               --            --           --         12,338,118
          --               --            --           --      2,354,394,467
          --               --            --           --      1,250,469,141
          --               --            --           --      3,606,238,939
          --               --            --           --        248,458,427
          --               --            --           --         60,477,764
          --               --            --           --      1,582,501,702
          --               --            --           --        285,120,359
          --               --            --           --        185,825,852
          --               --            --           --         50,882,250
          --               --            --           --        123,890,191
          --               --            --           --        169,540,908
          --               --            --           --        124,299,965
          --               --            --           --         93,889,245
          --               --            --           --        115,683,480
          --               --            --           --         18,804,609
          --               --            --           --         51,003,409
          --               --            --           --         59,518,382
          --               --            --           --         28,979,065
          --               --            --           --          9,279,802
          --               --            --           --         15,740,179
          --               --            --           --        130,953,599
          --               --            --           --        225,562,990
          --               --            --           --         32,255,685
  $10,964,209              --            --           --         10,964,209
          --       $56,033,223           --           --         56,033,223
          --               --    $54,425,869          --         54,425,869
          --               --            --   $12,214,726        12,214,726
  -----------      -----------   -----------  -----------   ---------------
   10,964,209       56,033,223    54,425,869   12,214,726    14,098,671,338
          --               --            --           --                108
  -----------      -----------   -----------  -----------   ---------------
   10,964,209       56,033,223    54,425,869   12,214,726    14,098,671,446
          --               --            --           --              1,150
  -----------      -----------   -----------  -----------   ---------------
  $10,964,209      $56,033,223   $54,425,869  $12,214,726   $14,098,670,296
  ===========      ===========   ===========  ===========   ===============

                      Metropolitan Life Separate Account E

                            STATEMENTS OF OPERATIONS

                                  For the Year Ended December 31, 2000
                          ------------------------------------------------------
                          State Street   State Street  State Street State Street
                            Research       Research      Research     Research
                             Growth         Income     Money Market Diversified
                            Portfolio     Portfolio     Portfolio    Portfolio
                          -------------  ------------  ------------ ------------
INVESTMENT INCOME
Income:
 Dividends (Note 3).....  $  32,453,537  $    16,096    $ 949,337   $ 10,922,782
 Expenses (Note 4)......     36,748,581    4,683,875      191,472     30,613,344
                          -------------  -----------    ---------   ------------
Net investment (loss)
 income.................     (4,295,044)  (4,667,779)     757,865    (19,690,562)
                          -------------  -----------    ---------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 from security
 transactions...........     82,456,988   (3,627,736)     (61,470)    35,202,313
Change in net unrealized
 (depreciation)
 appreciation of
 investments for the
 period.................   (288,845,291)  43,525,272     (110,674)   (19,968,794)
                          -------------  -----------    ---------   ------------
Net realized and
 unrealized (loss) gain
 on investments (Note
 2B)....................   (206,388,303)  39,897,536     (172,144)    15,233,519
                          -------------  -----------    ---------   ------------
NET (DECREASE) INCREASE
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(210,683,347) $35,229,757    $ 585,721   $ (4,457,043)
                          =============  ===========    =========   ============

                       See Notes to Financial Statements.

 -------------------------------------------------------------------------------------------------------------
                                    State Street
                                      Research                       Putnam      Loomis Sayles
   Variable    Variable   Variable   Aggressive    MetLife Stock  International   High Yield        Janus
       B           C          D        Growth          Index          Stock          Bond          Mid Cap
   Portfolio   Portfolio  Portfolio   Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
 ------------- ---------  --------- -------------  -------------  -------------  ------------- ---------------
 $   1,004,990 $  35,769   $   469  $ 168,460,070  $ 156,610,278  $  1,634,534    $    23,393  $   152,474,703
       883,410       --        --      17,377,544     47,246,438     3,228,459        747,060       25,886,559
 ------------- ---------   -------  -------------  -------------  ------------    -----------  ---------------
       121,580    35,769       469    151,082,526    109,363,840    (1,593,925)      (723,667)     126,588,144
 ------------- ---------   -------  -------------  -------------  ------------    -----------  ---------------
     5,612,958   197,864       --      74,871,762    174,140,110   (20,505,554)    (1,299,386)     123,985,405
  (11,728,822)  (419,041)   (3,025)  (348,326,552)  (699,690,993)   (5,210,990)       547,058   (1,044,783,315)
 ------------- ---------   -------  -------------  -------------  ------------    -----------  ---------------
   (6,115,864)  (221,177)   (3,025)  (273,454,790)  (525,550,883)  (25,716,544)      (752,328)    (920,797,910)
 ------------- ---------   -------  -------------  -------------  ------------    -----------  ---------------
 $ (5,994,284) $(185,408)  $(2,556) $(122,372,264) $(416,187,043) $(27,310,469)   $(1,475,995) $  (794,209,766)
 ============= =========   =======  =============  =============  ============    ===========  ===============

                      Metropolitan Life Separate Account E

                            STATEMENTS OF OPERATIONS


                                     For the Year Ended December 31, 2000
                          -----------------------------------------------------------
                          T. Rowe Price                Harris Oakmark    Neuberger
                            Small Cap       Scudder      Large Cap    Berman Partners
                             Growth      Global Equity     Value       Mid Cap Value
                            Portfolio      Portfolio     Portfolio       Portfolio
                          -------------  ------------- -------------- ---------------
INVESTMENT INCOME
Income:
 Dividends (Note 3).....  $        --     $   627,865    $1,201,185     $ 4,039,560
 Expenses (Note 4)......     3,576,955      2,151,020       494,631         725,104
                          ------------    -----------    ----------     -----------
Net investment (loss)
 income.................    (3,576,955)    (1,523,155)      706,554       3,314,456
                          ------------    -----------    ----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 from security
 transactions...........    32,983,273      4,985,143      (851,602)        626,493
Change in net unrealized
 (depreciation)
 appreciation of
 investments for the
 period.................   (64,417,219)    (7,851,623)    6,031,550      12,263,128
                          ------------    -----------    ----------     -----------
Net realized and
 unrealized (loss) gain
 on investments (Note
 2B)....................   (31,433,946)    (2,866,480)    5,179,948      12,889,621
                          ------------    -----------    ----------     -----------
NET (DECREASE) INCREASE
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(35,010,901)   $(4,389,635)   $5,886,502     $16,204,077
                          ============    ===========    ==========     ===========

                       See Notes to Financial Statements.

                                                               For
                                                            the Period
                                                           May 1, 2000                For the Period
                                                                to                     July 5, 2000
                                                           December 31,                     to
          For the Year Ended December 31, 2000                 2000                  December 31, 2000
 --------------------------------------------------------  ------------  -------------------------------------------
                                                                                                       Zenith
 T. Rowe Price Lehman Brothers    Morgan                                  State Street     MetLife      Davis
   Large Cap      Aggregate    Stanley EAFE  Russell 2000  Putnam Large  Research Aurora   Mid Cap     Venture
    Growth       Bond Index       Index         Index       Cap Growth   Small Cap Value Stock Index    Value
   Portfolio      Portfolio     Portfolio     Portfolio     Portfolio       Portfolio     Portfolio   Portfolio
 ------------- --------------- ------------  ------------  ------------  --------------- -----------  ---------
 $   5,271,002   $ 7,656,651   $  1,557,549  $ 16,397,733  $       --      $  337,082    $   249,804  $    --
     1,487,417     1,233,550        996,193     1,376,008       72,971        140,838        196,196    89,868
 -------------   -----------   ------------  ------------  -----------     ----------    -----------  --------
     3,783,585     6,423,101        561,356    15,021,725      (72,971)       196,244         53,608   (89,868)
 -------------   -----------   ------------  ------------  -----------     ----------    -----------  --------
     1,407,879      (242,034)     1,861,373     3,301,439     (185,190)       172,388        168,998    (4,521)
  (12,874,317)     4,051,689    (15,480,357)  (26,291,455)  (5,089,750)     5,596,711     (1,080,128)  454,608
 -------------   -----------   ------------  ------------  -----------     ----------    -----------  --------
  (11,466,438)     3,809,655    (13,618,984)  (22,990,016)  (5,274,940)     5,769,099       (911,130)  450,087
 -------------   -----------   ------------  ------------  -----------     ----------    -----------  --------
 $ (7,682,853)   $10,232,756   $(13,057,628) $ (7,968,291) $(5,347,911)    $5,965,343    $  (857,522) $360,219
 =============   ===========   ============  ============  ===========     ==========    ===========  ========

                      Metropolitan Life Separate Account E

                            STATEMENTS OF OPERATIONS

                           For the Period
                            July 5, 2000
                                 to
                          December 31, 2000  For the Year Ended December 31, 2000
                          ----------------- ---------------------------------------
                               Zenith
                            Loomis Sayles   Fidelity VIP Fidelity VIP  Fidelity VIP
                              Small Cap     Money Market Equity Income    Growth
                              Portfolio      Portfolio     Portfolio    Portfolio
                          ----------------- ------------ ------------- ------------
INVESTMENT INCOME
Income:
 Dividends (Note 3).....      $     --        $582,397    $10,228,919  $ 27,109,170
 Expenses (Note 4)......         26,720         93,889      1,156,817     2,385,310
                              ---------       --------    -----------  ------------
Net investment (loss)
 income.................        (26,720)       488,508      9,072,102    24,723,860
                              ---------       --------    -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 from security
 transactions...........       (164,199)           --       3,950,591     7,593,703
Change in net unrealized
 (depreciation)
 appreciation of
 investments for the
 period.................        (66,085)           --      (4,437,251)  (62,636,452)
                              ---------       --------    -----------  ------------
Net realized and
 unrealized (loss) gain
 on investments (Note
 2B)....................       (230,284)           --        (486,660)  (55,042,749)
                              ---------       --------    -----------  ------------
NET (DECREASE) INCREASE
 IN NET ASSETS RESULTING
 FROM OPERATIONS........      $(257,004)      $488,508    $ 8,585,442  $(30,318,889)
                              =========       ========    ===========  ============

                       See Notes to Financial Statements.

                          For the Year Ended December 31, 2000
 -----------------------------------------------------------------------------------------
               Fidelity VIP II                   Calvert       Calvert
 Fidelity VIP    Investment    Fidelity VIP II   Social     Social Mid Cap
   Overseas      Grade Bond     Asset Manager   Balanced        Growth
  Portfolio       Portfolio       Portfolio     Portfolio     Portfolio         Total
 ------------  --------------- --------------- -----------  -------------- ---------------
 $ 3,624,401      $632,614       $ 6,315,475   $ 2,594,708    $ 913,848    $   613,925,921
     351,581        91,444           547,886       651,336       91,443        185,543,919
 -----------      --------       -----------   -----------    ---------    ---------------
   3,272,820       541,170         5,767,589     1,943,372      822,405        428,382,002
 -----------      --------       -----------   -----------    ---------    ---------------
  (5,549,491)          559           616,064       815,669      338,286        522,798,075
  (3,978,812)      419,832        (9,236,696)   (5,365,536)    (405,581)    (2,565,408,911)
 -----------      --------       -----------   -----------    ---------    ---------------
  (9,528,303)      420,391        (8,620,632)   (4,549,867)     (67,295)    (2,042,610,836)
 -----------      --------       -----------   -----------    ---------    ---------------
 $(6,255,483)     $961,561       $(2,853,043)  $(2,606,495)   $ 755,110    $(1,614,228,834)
 ===========      ========       ===========   ===========    =========    ===============

                      Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS

                              State Street Research         State Street Research
                                Growth Portfolio              Income Portfolio
                          ------------------------------  --------------------------
                                                          For the Year  For the Year
                           For the Year    For the Year      Ended         Ended
                          Ended December  Ended December  December 31,  December 31,
                             31, 2000        31, 1999         2000          1999
                          --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment (loss)
  income................  $   (4,295,044) $  278,128,053  $ (4,667,779) $ 20,252,491
 Net realized gain
  (loss) from security
  transactions..........      82,456,988      62,166,340    (3,627,736)   (1,218,121)
 Change in net
  unrealized
  (depreciation)
  appreciation of
  investments...........    (288,845,291)     89,025,372    43,525,272   (34,603,213)
                          --------------  --------------  ------------  ------------
 Net (decrease) increase
  in net assets
  resulting from
  operations............    (210,683,347)    429,319,765    35,229,757   (15,568,843)
                          --------------  --------------  ------------  ------------
 From capital
  transactions:
 Purchases..............     225,248,869     265,161,445    28,924,201    55,913,381
 Redemptions............    (230,470,355)   (171,009,194)  (37,347,843)  (38,156,879)
                          --------------  --------------  ------------  ------------
  Total net purchase
   (redemptions)
   payments.............      (5,221,486)     94,152,251    (8,423,642)   17,756,502
 Net portfolio
  transfers.............     (63,610,259)   (109,728,292)  (39,795,432)  (55,018,970)
 Net other transfers....        (901,511)       (406,507)     (183,141)     (157,467)
 Net (decrease) increase
  in net assets
  resulting from capital
  transactions..........     (69,733,256)    (15,982,548)  (48,402,215)  (37,419,935)
                          --------------  --------------  ------------  ------------
NET CHANGE IN NET
 ASSETS.................    (280,416,603)    413,337,217   (13,172,458)  (52,988,778)
NET ASSETS--BEGINNING OF
 PERIOD.................   2,943,335,593   2,529,998,376   396,278,612   449,267,390
                          --------------  --------------  ------------  ------------
NET ASSETS--END OF
 PERIOD.................  $2,662,918,990  $2,943,335,593  $383,106,154  $396,278,612
                          ==============  ==============  ============  ============

                       See Notes to Financial Statements.

   State Street Research          State Street Research
  Money Market Portfolio          Diversified Portfolio         Variable B Portfolio        Variable C Portfolio
 ---------------------------- ------------------------------  --------------------------  -------------------------
 For the Year   For the Year   For the Year                   For the Year  For the Year  For the Year For the Year
    Ended          Ended          Ended        For the Year      Ended         Ended         Ended        Ended
 December 31,   December 31,   December 31,   Ended December  December 31,  December 31,  December 31, December 31,
     2000           1999           2000          31, 1999         2000          1999          2000         1999
 ------------   ------------  --------------  --------------  ------------  ------------  ------------ ------------
 $   757,865    $   453,744   $  (19,690,562) $  179,014,499  $    121,580  $  9,214,399   $   35,769   $  373,385
     (61,470)       (32,887)      35,202,313      28,959,695     5,612,958     8,316,913      197,864      154,760
    (110,674)        62,159      (19,968,794)    (39,501,729)  (11,728,822)   (3,045,574)    (419,041)      37,844
 -----------    -----------   --------------  --------------  ------------  ------------   ----------   ----------
     585,721        483,016       (4,457,043)    168,472,465    (5,994,284)   14,485,738     (185,408)     565,989
 -----------    -----------   --------------  --------------  ------------  ------------   ----------   ----------
     209,610        452,736      197,684,403     307,244,358     1,184,462       233,613           66          --
  (2,673,087)    (3,850,645)    (210,959,062)   (168,992,672)   (9,259,780)  (10,881,209)    (379,953)    (305,902)
 -----------    -----------   --------------  --------------  ------------  ------------   ----------   ----------
  (2,463,477)    (3,397,909)     (13,274,659)    138,251,686    (8,075,318)  (10,647,596)    (379,887)    (305,902)
    (120,253)     2,974,885      (95,607,837)   (121,768,364)         (716)           90          --           --
      (2,653)        (3,391)        (966,633)       (804,885)       25,018        77,108        6,210        2,730
  (2,586,383)      (426,415)    (109,849,129)     15,678,437    (8,051,016)  (10,570,400)    (373,677)    (303,172)
 -----------    -----------   --------------  --------------  ------------  ------------   ----------   ----------
  (2,000,662)        56,601     (114,306,172)    184,150,902   (14,045,300)    3,915,338     (559,085)     262,817
  14,338,780     14,282,179    2,468,700,559   2,284,549,657    93,941,724    90,026,386    3,523,461    3,260,644
 -----------    -----------   --------------  --------------  ------------  ------------   ----------   ----------
 $12,338,118    $14,338,780   $2,354,394,387  $2,468,700,559  $ 79,896,424  $ 93,941,724   $2,964,376   $3,523,461
 ===========    ===========   ==============  ==============  ============  ============   ==========   ==========

                      Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        State Street Research
                            Variable D Portfolio     Aggressive Growth Portfolio
                          ------------------------- ------------------------------
                          For the Year For the Year
                             Ended        Ended      For the Year    For the Year
                          December 31, December 31, Ended December  Ended December
                              2000         1999        31, 2000        31, 1999
                          ------------ ------------ --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment (loss)
  income................    $   469      $ 4,364    $  151,082,526  $   14,512,856
 Net realized gain
  (loss) from security
  transactions..........        --           --         74,871,762      77,224,327
 Change in net
  unrealized
  (depreciation)
  appreciation of
  investments...........     (3,025)       2,089      (348,326,552)    232,588,654
                            -------      -------    --------------  --------------
 Net (decrease) increase
  in net assets
  resulting from
  operations............     (2,556)       6,453      (122,372,264)    324,325,837
                            -------      -------    --------------  --------------
 From capital
  transactions:
 Purchases..............        --           --        100,270,351      75,870,705
 Redemptions............        --           --       (104,096,165)    (84,909,572)
                            -------      -------    --------------  --------------
  Total net purchase
   (redemptions)
   payments.............        --           --         (3,825,814)     (9,038,867)
 Net portfolio
  transfers.............        --           --         50,929,010    (207,792,091)
 Net other transfers....        --           --            486,189              46
 Net (decrease) increase
  in net assets
  resulting from capital
  transactions..........        --           --         47,589,385    (216,830,912)
                            -------      -------    --------------  --------------
NET CHANGE IN NET
 ASSETS.................     (2,556)       6,453       (74,782,879)    107,494,925
NET ASSETS--BEGINNING OF
 PERIOD.................     41,395       34,942     1,325,252,036   1,217,757,111
                            -------      -------    --------------  --------------
NET ASSETS--END OF
 PERIOD.................    $38,839      $41,395    $1,250,469,157  $1,325,252,036
                            =======      =======    ==============  ==============

                       See Notes to Financial Statements.

           MetLife                         Putnam               Loomis Sayles High Yield           Janus Mid Cap
    Stock Index Portfolio       International Stock Portfolio        Bond Portfolio                  Portfolio
------------------------------  ------------------------------  -------------------------  -------------------------------
                                 For the Year    For the Year   For the Year For the Year
 For the Year    For the Year       Ended           Ended          Ended        Ended       For the Year     For the Year
Ended December  Ended December   December 31,    December 31,   December 31, December 31,  Ended December   Ended December
   31, 2000        31, 1999          2000            1999           2000         1999         31, 2000         31, 1999
--------------  --------------  --------------  --------------  ------------ ------------  ---------------  --------------
$  109,363,840  $  143,606,940  $   (1,593,925) $   38,357,779  $  (723,667) $ 3,766,770   $   126,588,144  $   76,741,919
   174,140,110     141,933,683     (20,505,554)     12,224,938   (1,299,386)  (1,002,119)      123,985,405     102,627,814
  (699,690,993)    312,858,179      (5,210,990)    (13,893,204)     547,058    4,099,504    (1,044,783,315)    631,364,390
--------------  --------------  --------------  --------------  -----------  -----------   ---------------  --------------
  (416,187,043)    598,398,802     (27,310,469)     36,689,513   (1,475,995)   6,864,155      (794,209,766)    810,734,123
--------------  --------------  --------------  --------------  -----------  -----------   ---------------  --------------
   429,473,285     504,735,590      30,223,178      21,979,327   10,635,236    9,511,700       412,862,879     262,621,252
  (283,643,505)   (201,712,483)    (19,861,622)    (16,662,946)  (4,553,204)  (2,531,875)     (114,044,238)    (35,345,823)
--------------  --------------  --------------  --------------  -----------  -----------   ---------------  --------------
   145,829,780     303,023,107      10,361,556       5,316,381    6,082,032    6,979,825       298,818,641     227,275,429
    32,331,764      74,385,432       1,698,215     (29,169,982)     677,514    2,589,191       304,278,277     394,697,486
    (1,093,589)       (507,670)        970,529         (62,350)     (16,995)      (3,422)          814,606        (328,916)
   177,067,955     376,900,869      13,030,300     (23,915,951)   6,742,551    9,565,594       603,911,524     621,643,999
--------------  --------------  --------------  --------------  -----------  -----------   ---------------  --------------
  (239,119,088)    975,299,671     (14,280,169)     12,773,562    5,266,556   16,429,749      (190,298,242)  1,432,378,122
 3,845,357,991   2,870,058,320     262,738,596     249,965,034   55,211,208   38,781,459     1,772,798,980     340,420,858
--------------  --------------  --------------  --------------  -----------  -----------   ---------------  --------------
$3,606,238,903  $3,845,357,991  $  248,458,427  $  262,738,596  $60,477,764  $55,211,208   $ 1,582,500,738  $1,772,798,980
==============  ==============  ==============  ==============  ===========  ===========   ===============  ==============

                      Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS

                                T. Rowe Price
                              Small Cap Growth             Scudder Global
                                  Portfolio               Equity Portfolio
                          --------------------------  --------------------------
                          For the Year  For the Year  For the Year  For the Year
                             Ended         Ended         Ended         Ended
                          December 31,  December 31,  December 31,  December 31,
                              2000          1999          2000          1999
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment (loss)
  income................  $ (3,576,955) $ (2,107,943) $ (1,523,155) $  3,712,004
 Net realized gain
  (loss) from security
  transactions..........    32,983,273     5,272,038     4,985,143     2,471,119
 Change in net
  unrealized
  (depreciation)
  appreciation of
  investments...........   (64,417,219)   44,474,798    (7,851,623)   21,316,192
                          ------------  ------------  ------------  ------------
 Net (decrease) increase
  in net assets
  resulting from
  operations............   (35,010,901)   47,638,893    (4,389,635)   27,499,315
                          ------------  ------------  ------------  ------------
 From capital
  transactions:
 Purchases..............    64,242,064    36,495,836    35,195,651    25,895,458
 Redemptions............   (16,700,604)   (9,131,942)  (10,278,539)   (5,620,294)
                          ------------  ------------  ------------  ------------
  Total net purchase
   (redemptions)
   payments.............    47,541,460    27,363,894    24,917,112    20,275,164
 Net portfolio
  transfers.............    43,380,276   (15,988,758)   12,963,515     2,623,332
 Net other transfers....       400,793       (19,608)      (20,600)      (21,564)
 Net (decrease) increase
  in net assets
  resulting from capital
  transactions..........    91,322,529    11,355,528    37,860,027    22,876,932
                          ------------  ------------  ------------  ------------
NET CHANGE IN NET
 ASSETS.................    56,311,628    58,994,421    33,470,392    50,376,247
NET ASSETS--BEGINNING OF
 PERIOD.................   228,808,775   169,814,354   152,355,460   101,979,213
                          ------------  ------------  ------------  ------------
NET ASSETS--END OF
 PERIOD.................  $285,120,403  $228,808,775  $185,825,852  $152,355,460
                          ============  ============  ============  ============

                       See Notes to Financial Statements.

   Harris Oakmark Large       Neuberger Berman Partners      T. Rowe Price Large      Lehman Brothers Aggregate
    Cap Value Portfolio        Mid Cap Value Portfolio      Cap Growth Portfolio        Bond Index Portfolio
 ---------------------------- --------------------------  --------------------------  --------------------------
 For the Year   For the Year  For the Year  For the Year  For the Year  For the Year  For the Year  For the Year
    Ended          Ended         Ended         Ended         Ended         Ended         Ended         Ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2000           1999          2000          1999          2000          1999          2000          1999
 ------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------
 $   706,554    $    93,175   $  3,314,456  $ 1,151,117   $  3,783,585  $   (96,779)  $  6,423,101  $ 2,809,030
    (851,602)       (89,794)       626,493      662,939      1,407,879      188,181       (242,034)     (65,373)
   6,031,550     (4,447,057)    12,263,128      163,745    (12,874,317)   5,837,101      4,051,689   (3,639,449)
 -----------    -----------   ------------  -----------   ------------  -----------   ------------  -----------
   5,886,502     (4,443,676)    16,204,077    1,977,801     (7,682,853)   5,928,503     10,232,756     (895,792)
 -----------    -----------   ------------  -----------   ------------  -----------   ------------  -----------
  10,080,640     17,050,410     18,110,546   13,058,613     56,565,448   17,679,944     38,940,684   44,917,262
  (2,539,644)    (1,022,417)    (3,385,427)    (748,540)    (6,946,640)  (1,063,352)    (6,644,444)  (2,176,680)
 -----------    -----------   ------------  -----------   ------------  -----------   ------------  -----------
   7,540,996     16,027,993     14,725,119   12,310,073     49,618,808   16,616,592     32,296,240   42,740,582
   4,216,806     17,887,362     61,450,085   13,991,061     80,976,904   19,630,907      3,787,774   27,995,578
      (2,007)         1,728        (13,129)       7,270        (54,504)      (5,434)        (1,868)       3,258
  11,755,795     33,917,083     76,162,075   26,308,404    130,541,208   36,242,065     36,082,146   70,739,418
 -----------    -----------   ------------  -----------   ------------  -----------   ------------  -----------
  17,642,297     29,473,407     92,366,152   28,286,205    122,858,355   42,170,568     46,314,902   69,843,626
  33,239,905      3,766,498     31,524,049    3,237,844     46,682,553    4,511,985     77,985,063    8,141,437
 -----------    -----------   ------------  -----------   ------------  -----------   ------------  -----------
 $50,882,202    $33,239,905   $123,890,201  $31,524,049   $169,540,908  $46,682,553   $124,299,965  $77,985,063
 ===========    ===========   ============  ===========   ============  ===========   ============  ===========

                      Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS

                             Morgan Stanley EAFE            Russell 2000
                               Index Portfolio             Index Portfolio
                          --------------------------  --------------------------
                          For the Year  For the Year  For the Year  For the Year
                             Ended         Ended         Ended         Ended
                          December 31,  December 31,  December 31,  December 31,
                              2000          1999          2000          1999
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment (loss)
  income................  $    561,356  $   229,100   $ 15,021,725  $ 1,638,064
 Net realized gain
  (loss) from security
  transactions..........     1,861,373    1,530,194      3,301,439      400,083
 Change in net
  unrealized
  (depreciation)
  appreciation of
  investments...........   (15,480,357)   6,558,714    (26,291,455)   9,296,566
                          ------------  -----------   ------------  -----------
 Net (decrease) increase
  in net assets
  resulting from
  operations............   (13,057,628)   8,318,008     (7,968,291)  11,334,713
                          ------------  -----------   ------------  -----------
 From capital
  transactions:
 Purchases..............    35,014,830   26,127,439     40,523,213   32,650,492
 Redemptions............    (4,646,261)  (1,184,409)    (5,803,956)  (1,393,965)
                          ------------  -----------   ------------  -----------
  Total net purchase
   (redemptions)
   payments.............    30,368,569   24,943,030     34,719,257   31,256,527
 Net portfolio
  transfers.............    23,106,960   16,362,043     17,515,487   22,368,433
 Net other transfers....        10,745        6,400        (13,572)       6,901
 Net (decrease) increase
  in net assets
  resulting from capital
  transactions..........    53,486,274   41,311,473     52,221,172   53,631,861
                          ------------  -----------   ------------  -----------
NET CHANGE IN NET
 ASSETS.................    40,428,646   49,629,481     44,252,881   64,966,574
NET ASSETS--BEGINNING OF
 PERIOD.................    53,460,613    3,831,132     71,430,601    6,464,027
                          ------------  -----------   ------------  -----------
NET ASSETS--END OF
 PERIOD.................  $ 93,889,259  $53,460,613   $115,683,482  $71,430,601
                          ============  ===========   ============  ===========

                       See Notes to Financial Statements.

    Putnam Large           State Street Research          MetLife Mid Cap    Zenith Davis Venture
Cap Growth Portfolio  Aurora Small Cap Value Portfolio Stock Index Portfolio   Value Portfolio
--------------------  -------------------------------- --------------------- --------------------
   For the Period              For the Period             For the Period        For the Period
   May 1, 2000 to             July 5, 2000 to             July 5, 2000 to      July 5, 2000 to
 December 31, 2000           December 31, 2000           December 31, 2000    December 31, 2000
--------------------  -------------------------------- --------------------- --------------------
    $   (72,971)                $   196,244            $    53,608               $   (89,868)
       (185,190)                    172,388                168,998                    (4,521)
     (5,089,750)                  5,596,711             (1,080,128)                  454,608
    -----------                 -----------            -----------               -----------
     (5,347,911)                  5,965,343               (857,522)                  360,219
    -----------                 -----------            -----------               -----------
      8,362,353                  13,251,225             12,910,074                 8,514,867
       (186,448)                   (406,186)              (735,232)                 (450,121)
    -----------                 -----------            -----------               -----------
      8,175,905                  12,845,039             12,174,842                 8,064,746
     15,974,405                  32,196,875             48,200,338                20,555,003
          2,210                      (3,848)                   724                      (903)
     24,152,520                  45,038,066             60,375,904                28,618,846
    -----------                 -----------            -----------               -----------
     18,804,609                  51,003,409             59,518,382                28,979,065
            --                          --                     --                        --
    -----------                 -----------            -----------               -----------
    $18,804,609                 $51,003,409            $59,518,382               $28,979,065
    ===========                 ===========            ===========               ===========

                      Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 Zenith Loomis Sayles    Fidelity VIP Money
                                 Small Cap Portfolio      Market Portfolio
                                 -------------------- --------------------------
                                    For the Period    For the Year  For the Year
                                     July 5, 2000        Ended         Ended
                                   to December 31,    December 31,  December 31,
                                         2000             2000          1999
                                 -------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
 From operations:
 Net investment (loss) income..       $  (26,720)     $   488,508   $   144,302
 Net realized gain (loss) from
  security transactions........         (164,199)             --            --
 Change in net unrealized
  (depreciation) appreciation
  of investments...............          (66,085)             --            --
                                      ----------      -----------   -----------
 Net (decrease) increase in net
  assets resulting from
  operations...................         (257,004)         488,508       144,302
                                      ----------      -----------   -----------
 From capital transactions:
 Purchases.....................        2,778,025        2,494,854     8,015,817
 Redemptions...................         (360,464)      (1,298,263)   (1,757,138)
                                      ----------      -----------   -----------
  Total net purchase
   (redemptions) payments......        2,417,561        1,196,591     6,258,679
 Net portfolio transfers.......        7,112,764        3,736,035     2,057,532
 Net other transfers...........            6,481              (33)       (4,811)
 Net (decrease) increase in net
  assets resulting from capital
  transactions.................        9,536,806        4,932,593     8,311,400
                                      ----------      -----------   -----------
NET CHANGE IN NET ASSETS.......        9,279,802        5,421,101     8,455,702
NET ASSETS--BEGINNING OF
 PERIOD........................              --        10,319,078     1,863,376
                                      ----------      -----------   -----------
NET ASSETS--END OF PERIOD......       $9,279,802      $15,740,179   $10,319,078
                                      ==========      ===========   ===========

                       See Notes to Financial Statements.

                                                                                        Fidelity VIP II
   Fidelity VIP Equity            Fidelity VIP                Fidelity VIP                Investment
    Income Portfolio            Growth Portfolio           Overseas Portfolio        Grade Bond Portfolio
--------------------------  --------------------------  -------------------------  --------------------------
For the Year  For the Year  For the Year  For the Year  For the Year For the Year  For the Year  For the Year
   Ended         Ended         Ended         Ended         Ended        Ended         Ended         Ended
December 31,  December 31,  December 31,  December 31,  December 31, December 31,  December 31,  December 31,
    2000          1999          2000          1999          2000         1999          2000          1999
------------  ------------  ------------  ------------  ------------ ------------  ------------  ------------
$  9,072,102  $  4,814,776  $ 24,723,860  $ 16,533,435  $ 3,272,820  $   698,515   $   541,170    $  401,385
   3,950,591     3,770,581     7,593,703     1,690,620   (5,549,491)   7,899,918           559        57,436
  (4,437,251)   (1,968,262)  (62,636,452)   44,508,514   (3,978,812)   1,741,692       419,832      (641,467)
------------  ------------  ------------  ------------  -----------  -----------   -----------    ----------
   8,585,442     6,617,095   (30,318,889)   62,732,569   (6,255,483)  10,340,125       961,561      (182,646)
------------  ------------  ------------  ------------  -----------  -----------   -----------    ----------
  14,991,159    22,859,455    27,763,564    29,193,313    5,156,677    3,990,736     1,577,763     1,956,738
  (9,971,830)   (8,066,343)  (16,368,150)  (10,933,417)  (2,031,142)  (1,453,009)     (652,347)     (611,744)
------------  ------------  ------------  ------------  -----------  -----------   -----------    ----------
   5,019,329    14,793,112    11,395,414    18,259,896    3,125,535    2,537,727       925,416     1,344,994
 (15,486,984)  (15,924,137)     (929,926)    7,609,412      123,654     (806,163)     (206,123)   (1,300,166)
     (23,777)      (36,424)      (93,123)      (17,359)     181,116     (182,955)       (1,931)       (9,037)
 (10,491,432)   (1,167,449)   10,372,365    25,851,949    3,430,305    1,548,609       717,362        35,791
------------  ------------  ------------  ------------  -----------  -----------   -----------    ----------
  (1,905,990)    5,449,646   (19,946,524)   88,584,518   (2,825,178)  11,888,734     1,678,923      (146,855)
 132,859,589   127,409,943   245,509,514   156,924,996   35,080,863   23,192,129     9,285,286     9,432,141
------------  ------------  ------------  ------------  -----------  -----------   -----------    ----------
$130,953,599  $132,859,589  $225,562,990  $245,509,514  $32,255,685  $35,080,863   $10,964,209    $9,285,286
============  ============  ============  ============  ===========  ===========   ===========    ==========

                      Metropolitan Life Separate Account E

                      STATEMENTS OF CHANGES IN NET ASSETS

                               Fidelity VIP II             Calvert Social
                           Asset Manager Portfolio       Balanced Portfolio
                          --------------------------  -------------------------
                          For the Year  For the Year  For the Year For the Year
                             Ended         Ended         Ended        Ended
                          December 31,  December 31,  December 31, December 31,
                              2000          1999          2000         1999
                          ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN
 NET ASSETS:
 From operations:
 Net investment (loss)
  income................  $ 5,767,589   $ 3,551,516   $ 1,943,372  $ 4,603,912
 Net realized gain
  (loss) from security
  transactions..........      616,064       807,833       815,669      603,710
 Change in net
  unrealized
  (depreciation)
  appreciation of
  investments...........   (9,236,696)    1,127,977    (5,365,536)      13,211
                          -----------   -----------   -----------  -----------
 Net (decrease) increase
  in net assets
  resulting from
  operations............   (2,853,043)    5,487,326    (2,606,495)   5,220,833
                          -----------   -----------   -----------  -----------
 From capital
  transactions:
 Purchases..............    6,030,690     8,191,507     6,968,100    7,293,509
 Redemptions............   (4,839,200)   (3,989,450)   (3,346,894)  (1,876,553)
                          -----------   -----------   -----------  -----------
  Total net purchase
   (redemptions)
   payments.............    1,191,490     4,202,057     3,621,206    5,416,956
 Net portfolio
  transfers.............   (2,444,733)   (4,054,499)     (840,765)  (1,485,236)
 Net other transfers....      (33,521)      (60,514)     (50,133)      (12,300)
 Net (decrease) increase
  in net assets
  resulting from capital
  transactions..........   (1,286,764)       87,044     2,730,308    3,919,420
                          -----------   -----------   -----------  -----------
NET CHANGE IN NET
 ASSETS.................   (4,139,807)    5,574,370       123,813    9,140,253
NET ASSETS--BEGINNING OF
 PERIOD.................   60,173,030    54,598,660    54,302,056   45,161,803
                          -----------   -----------   -----------  -----------
NET ASSETS--END OF
 PERIOD.................  $56,033,223   $60,173,030   $54,425,869  $54,302,056
                          ===========   ===========   ===========  ===========


                       See Notes to Financial Statements.

     Calvert Social Mid Cap
        Growth Portfolio                                   Total
 ---------------------------------          -----------------------------------------------
 For the Year        For the Year
    Ended               Ended                For the Year               For the Year
 December 31,        December 31,           Ended December             Ended December
     2000                1999                  31, 2000                   31, 1999
 ------------        ------------           ---------------            ---------------
 $   822,405          $  548,235            $   428,382,002            $   803,151,043
     338,286             276,373                522,798,075                456,831,201
    (405,581)           (349,562)            (2,565,408,911)             1,302,987,184
 -----------          ----------            ---------------            ---------------
     755,110             475,046             (1,614,228,834)             2,562,969,428
 -----------          ----------            ---------------            ---------------
   1,606,428           1,644,955              1,847,795,395              1,800,745,591
    (729,665)           (242,225)            (1,115,610,271)              (785,630,678)
 -----------          ----------            ---------------            ---------------
     876,763           1,402,730                732,185,124              1,015,114,913
   2,567,542            (806,101)               548,736,175                 41,329,985
       1,965              (1,935)                  (570,885)                (2,541,110)
   3,446,270             594,694              1,280,350,414              1,053,903,788
 -----------          ----------            ---------------            ---------------
   4,201,380           1,069,740               (333,878,420)             3,616,873,216
   8,013,346           6,943,606             14,432,548,716             10,815,675,500
 -----------          ----------            ---------------            ---------------
 $12,214,726          $8,013,346            $14,098,670,296            $14,432,548,716
 ===========          ==========            ===============            ===============

                     Metropolitan Life Separate Account E

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2000

1.BUSINESS

  Metropolitan Life Separate Account E (the "Separate Account") is a multi-division unit investment trust registered under the Investment Company Act of 1940, as amended. The three divisions are VestMet, Preference Plus, Enhanced and Financial Freedom. The Separate Account presently consists of thirty-three investment portfolios used to support variable universal life insurance policies. The assets in each portfolio are invested in shares of the corresponding portfolio of the Metropolitan Series Fund, Inc., the Fidelity Variable Insurance Products Fund, the Calvert Variable Series Fund, Inc., and the New England Zenith Series Fund, collectively, (the "Funds"). Each portfolio has varying investment objectives relative to growth of capital and income.

  The Separate Account was formed by Metropolitan Life Insurance Company ("Metropolitan Life"), on September 27, 1983 and registered as a unit investment trust on April 6, 1984. The assets of the Separate Account are the property of Metropolitan Life. On May 1, 2000 operations commenced for the one new investment portfolio added to the Separate Account on that date, the Putnam Large Cap Growth Portfolio. On July 5, 2000, operations commenced for the four new investment portfolios added to the Separate Account on that date: the State Street Research Aurora Small Cap Value Portfolio, the MetLife Mid Cap Stock Index Portfolio, Zenith Davis Venture Value Portfolio, and the Zenith Loomis Sayles Small Cap Portfolio.

2.SIGNIFICANT ACCOUNTING POLICIES

  A.Valuation of Investments

    Investments are made in the portfolios of the Funds and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. A summary of investments of the thirty-three designated portfolios of the Funds in which the four investment portfolios of the Separate Account invest as of December 31, 2000 is included as Note 6. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

  B.Security Transactions

    Purchases and sales are recorded on the trade date basis. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold.

  C.Federal Income Taxes

    The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code
    (IRC). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based of this, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the contracts.

  D.Net Premiums

    Metropolitan Life deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, Metropolitan Life also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

  E.Use of Estimates

    The preparation of financial statements in accordance with accounting principles generally accepted in the United State of America requires management to make estimates that affect amounts reported therein. Actual results could differ from these estimates.

3.DIVIDENDS

  On September 13, 2000 and December 28, 2000, the Metropolitan Series Fund, Inc. declared dividends for all shareholders of record on September 13, 2000 and December 28, 2000, respectively. On December 27, 2000, the

Calvert Variable Series Fund, Inc. declared dividends for all shareholders of record on December 27, 2000. On February 4, 2000, the Fidelity Variable Insurance Products Fund declared dividends for all shareholders of record on February 4, 2000. Finally, on July 27, 2000, the New England Zenith Series Fund declared dividends for all shareholders of record on July 27, 2000. The amount of dividends received by the Separate Account was $613,925,921. The dividends were paid to Metropolitan Life on September 14, 2000, and December 29, 2000 by the Metropolitan Series Fund, Inc., on December 28, 2000 by the Calvert Variable Series Fund, Inc., on February 5, 2000 by the Fidelity Variable Insurance Products Fund, and on July 28, 2000 by the New England Zenith Series Fund. The dividends received were immediately reinvested in additional shares of the portfolios in which the investment portfolios invest. As a result of this reinvestment, the number of shares of the Fund, held by each of the thirty-three investment portfolios increased by the following:

     Portfolio                                                          Shares
     ---------                                                         ---------
     State Street Research Growth Portfolio...........................   771,601
     State Street Research Income Portfolio...........................     1,302
     State Street Research Money Market Portfolio.....................    93,580
     State Street Research Diversified Portfolio......................   560,718
     Variable B Portfolio.............................................    23,894
     Variable C Portfolio.............................................       850
     Variable D Portfolio.............................................        11
     State Street Research Aggressive Growth Portfolio................ 4,276,722
     MetLife Stock Index Portfolio.................................... 4,266,397
     Putnam International Stock Portfolio.............................   126,024
     Loomis Sayles High Yield Bond Portfolio..........................     2,390
     Janus Mid Cap Portfolio.......................................... 4,694,864
     T. Rowe Price Small Cap Growth Portfolio.........................         0
     Scudder Global Equity Portfolio..................................    43,123
     Harris Oakmark Large Cap Value Portfolio.........................   127,496
     Neuberger Berman Partners Mid Cap Value Portfolio................   271,585
     T. Rowe Price Large Cap Growth Portfolio.........................   397,517
     Lehman Brothers Aggregate Bond Index Portfolio...................   774,113
     Morgan Stanley EAFE Index Portfolio..............................   139,472
     Russell 2000 Index Portfolio..................................... 1,541,815
     Putnam Large Cap Growth Portfolio................................         0
     State Street Research Aurora Small Cap Value Portfolio...........    27,494
     MetLife Mid Cap Stock Index Portfolio............................    23,045
     Zenith Davis Venture Value Portfolio.............................         0
     Zenith Loomis Sayles Small Cap Portfolio.........................        90
     Fidelity VIP Money Market Portfolio..............................   582,397
     Fidelity VIP Equity Income Portfolio.............................   460,347
     Fidelity VIP Growth Portfolio....................................   540,562
     Fidelity VIP Overseas Portfolio..................................   148,177
     Fidelity VIP II Investment Grade Bond Portfolio..................    55,885
     Fidelity VIP II Asset Manager Portfolio..........................   386,082
     Calvert Social Balanced Portfolio................................ 1,285,782
     Calvert Social Mid Cap Growth Portfolio..........................    28,719

4.EXPENSES

  With respect to assets in the Separate Account that support certain policies, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates .75% is for general administrative expenses for VestMet contracts and .50% is for Preference Plus contracts and .75% is for the mortality and expense risk on both contracts. However, for the Enhanced and Financial Freedom Account Contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for general administrative expenses and .75% is for mortality and expense risk. The Variable B, C, and D contracts are charged for administrative expenses and mortality and expense risk according to the rates under their respective contracts.

5.CHANGE OF NAME

  Effective January 24, 2000, Putnam became the sub-investment manager of the Putnam International Stock Portfolio (formerly Santander International Stock Portfolio) of the Metropolitan Series Fund, Inc.

6.SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2000 (UNAUDITED)

Investment information summarized by investment type and industry sector, for each portfolio in which the Separate Account invests is presented below:

                         Metropolitan Series Fund, Inc.

                          State Street        State Street       State Street      State Street
                            Research            Research           Research          Research
                             Growth              Income          Money Market      Diversified
                           Portfolio           Portfolio          Portfolio         Portfolio
                         --------------       ------------       ------------     --------------
                             Value               Value              Value             Value
                           (Note 2A)           (Note 2A)          (Note 2A)         (Note 2A)
COMMON STOCK
 Banks.................. $  178,383,221  5.4%                                     $   84,659,529  3.1%
 Biotechnology..........     38,812,528  1.2%                                         18,367,847  0.7%
 Broadcasting...........     17,340,816  0.5%                                         38,227,212  1.4%
 Business Services......     58,736,250  1.8%                                         27,878,835  1.0%
 Communication
  Services..............    113,069,017  3.5%                                         21,994,513  0.8%
 Communications.........      8,785,063  0.3%                                          3,945,250  0.1%
 Computer & Business
  Equipment.............    332,848,184 10.2%                                        154,838,550  5.6%
 Conglomerates..........    231,603,719  7.1%                                        109,908,012  4.0%
 Containers & Glass.....                                                                       5  0.0%
 Domestic Oil...........    151,208,900  4.6%                                         71,586,520  2.6%
 Drugs & Health Care....    479,669,780 14.6%                                        226,474,534  8.2%
 Electric Utilities.....     46,923,969  1.4%                                         22,269,131  0.8%
 Electronics............     95,937,024  2.9%                                         54,434,459  2.0%
 Financial Services.....    122,013,975  3.7%                                         57,769,875  2.1%
 Food & Beverages.......     97,532,500  3.0%                                         46,246,769  1.7%
 Gas & Pipeline
  Utilities.............     55,201,387  1.7%                                         26,178,938  1.0%
 Household Appliances &
  Home Furnishings......     26,830,913  0.8%                                         12,052,463  0.4%
 Insurance..............    259,891,758  7.9%                                        123,301,839  4.5%
 International Oil......     36,906,351  1.1%                                         17,397,390  0.6%
 Internet...............     23,479,560  0.7%                                         10,544,400  0.4%
 Leisure................     45,015,175  1.4%                                         21,338,557  0.8%
 Petroleum Services.....     85,795,350  2.6%                                         39,648,375  1.4%
 Retail.................    172,889,094  5.3%                                         81,800,237  3.0%
 Software...............    217,107,031  6.6%                                        101,970,198  3.7%
 Telephone..............     64,864,600  2.0%                                         30,726,512  1.1%
 Tobacco................     59,624,400  1.8%                                         28,274,400  1.0%
                         --------------                                           --------------
 Total Common Stock.....  3,020,470,565 92.1%                                      1,431,834,350 52.0%
                         --------------                                           --------------
LONG-TERM DEBT
 SECURITIES
Bonds & Notes:
 Aerospace & Defense....                       $2,725,256   0.6%                       9,442,771  0.3%
 Automobiles............                        3,033,772   0.6%                       3,235,410  0.1%
 Biotechnology..........                        2,295,287   0.5%                       6,416,930  0.2%
 Business Services......                        3,614,523   0.8%                       8,846,359  0.3%
 Chemicals..............                          502,945   0.1%                       1,413,035  0.1%
 Collateralized Mortgage
  Obligations...........                       23,867,535   5.0%                      44,108,035  1.6%
 Communication
  Services..............                        1,820,711   0.4%                       5,088,015  0.2%
 Conglomerates..........                                                               8,359,255  0.3%
 Corporate..............                                                               6,616,751  0.2%
 Domestic Oil...........                        1,457,500   0.3%                       4,028,000  0.1%
 Drugs & Health Care....                        5,843,456   1.2%                      16,147,312  0.6%
 Electric Utilities.....                       30,005,788   6.3%                      71,825,874  2.6%
 Electrical Equipment...                                                               5,374,789  0.2%
 Electronics............                                                               5,854,056  0.2%
 Finance & Banking......                       71,364,431  15.0%                     169,565,907  6.2%
 Financial Services.....                       25,593,458   5.4%                      64,765,401  2.3%
 Food & Beverages.......                        5,722,206   1.2%                      24,621,964  0.9%
 Foreign Governments....                                                              15,411,874  0.6%
 Gas & Pipeline
  Utilities.............                        4,149,877   0.9%                      10,881,376  0.4%
 Gas Exploration........                        2,329,785   0.5%                       6,558,851  0.2%
 Hotels & Restaurants...                        3,222,090   0.7%                       7,012,743  0.3%
 Household Products.....                        2,451,998   0.5%                       6,891,404  0.2%
 Industrial Machinery...                                                              10,003,876  0.4%
 Leisure................                        4,613,250   1.0%                      13,389,000  0.5%
 Newspapers.............                        1,130,963   0.2%                       3,019,845  0.1%
 Paper & Forest.........                        4,944,850   1.0%                      13,522,173  0.5%
 Petroleum Services.....                        2,158,288   0.5%                       5,003,304  0.2%
 Pollution Control......                        1,880,000   0.4%                          68,625  0.0%
 Retail.................                       11,154,694   2.4%                      17,372,011  0.6%
 State Housing
  Authorities...........                        5,410,080   1.1%                      12,650,040  0.5%
 Telephone..............                       11,192,154   2.4%                      34,511,206  1.3%
 Utilities..............                        2,813,453   0.6%                      11,189,361  0.4%

                          State Street           State Street          State Street         State Street
                            Research               Research              Research             Research
                             Growth                 Income             Money Market         Diversified
                           Portfolio              Portfolio             Portfolio            Portfolio
                         --------------          ------------          ------------        --------------
                             Value                  Value                 Value                Value
                           (Note 2A)              (Note 2A)             (Note 2A)            (Note 2A)
 Federal Agency
  Obligations...........                         $ 61,285,869   12.9%                      $  131,108,933    4.8%
 Federal Treasury
  Obligations...........                           99,148,992   20.9%                         303,171,940   11.0%
 Foreign Obligations....                            8,179,133    1.7%                              93,476    0.0%
 Yankee Bonds...........                           25,262,556    5.3%                          72,558,473    2.6%
                                                 ------------                              --------------
 Total Bonds & Notes....                          429,174,900   90.4%                       1,130,128,375   41.0%
                                                 ------------                              --------------
SHORT-TERM OBLIGATIONS
 Bank Notes.............                                               $ 3,676,683    7.6%
 Certificates of
  Deposit-Euro..........                                                 6,448,025   13.3%
 Commercial Paper....... $  287,499,835    8.8%    54,073,357   11.4%   38,044,503   78.8%    234,802,428    8.5%
 Repurchase Agreements..                                                                          452,000    0.0%
                         --------------          ------------          -----------         --------------
 Total Short-Term
  Obligations...........    287,499,835    8.8%    54,073,357   11.4%   48,169,211   99.7%    235,254,428    8.5%
                         --------------          ------------          -----------         --------------
TOTAL INVESTMENTS.......  3,307,970,400  100.9%   483,248,257  101.8%   48,169,211   99.7%  2,797,217,153  101.5%
 Other Assets Less
  Liabilities...........    (29,007,023)  (0.9%)   (8,350,224)  (1.8%)     127,089    0.3%    (40,295,318)  (1.5%)
                         --------------          ------------          -----------         --------------
NET ASSETS.............. $3,278,963,377  100.0%  $474,898,033  100.0%  $48,296,300  100.0% $2,756,921,835  100.0%
                         ==============          ============          ===========         ==============

                         Metropolitan Series Fund, Inc.

                                                                       State Street
                                                  Putnam                 Research
                         MetLife Stock         International            Aggressive
                             Index                 Stock                  Growth
                           Portfolio             Portfolio              Portfolio
                         --------------        -------------          --------------
                             Value                 Value                  Value
                           (Note 2A)             (Note 2A)              (Note 2A)
COMMON STOCK
 Advertising............                       $  5,632,298     1.3%
 Aerospace & Defense.... $   53,268,907   1.3%    1,047,018     0.3%
 Air Travel.............     10,780,594   0.3%      438,184     0.1%
 Aluminum...............      9,837,945   0.2%
 Apparel & Textiles.....      7,791,135   0.2%    7,640,951     1.8%  $   32,465,375    2.2%
 Auto Parts.............      6,699,799   0.2%
 Automobiles............     29,162,758   0.7%    7,375,092     1.7%
 Banks..................    320,974,292   8.0%   26,933,643     6.3%      17,881,500    1.2%
 Biotechnology..........                                                  38,210,156    2.5%
 Building &
  Construction..........      5,318,157   0.1%    3,945,340     0.9%       6,543,769    0.4%
 Business Services......     68,574,974   1.7%      520,375     0.1%      58,007,559    3.9%
 Chemicals..............     64,675,688   1.6%   11,945,748     2.8%
 Communication
  Services..............    154,562,325   3.9%   71,386,539    16.7%      35,410,403    2.4%
 Communications.........                          7,474,242     1.7%
 Computer & Business
  Equipment.............    431,245,676  10.8%   22,785,992     5.3%     259,349,478   17.3%
 Conglomerates..........    194,941,051   4.9%    2,942,651     0.7%
 Construction
  Materials.............                          8,097,172     1.9%
 Containers & Glass.....      2,051,969   0.1%
 Cosmetics &
  Toiletries............     16,769,257   0.4%    1,360,654     0.3%
 Domestic Oil...........    249,615,272   6.2%   51,627,191    12.1%     116,310,259    7.7%
 Drugs & Health Care....    560,897,690  14.0%   50,524,690    11.8%     262,751,462   17.5%
 Electric Utilities.....    108,344,840   2.7%    9,096,478     2.1%
 Electrical Equipment...     26,013,291   0.6%                            32,227,200    2.1%
 Electronics............    162,869,292   4.1%    3,533,240     0.8%      59,011,209    3.9%
 Financial Services.....    205,488,204   5.1%   40,609,065     9.5%
 Food & Beverages.......    151,087,883   3.8%   12,791,706     3.0%      12,938,344    0.9%
 Gas & Pipeline
  Utilities.............     42,150,264   1.1%    7,349,678     1.7%
 Hotels & Restaurants...     29,593,014   0.7%                            16,893,297    1.1%
 Household Appliances &
  Home Furnishings......     10,055,610   0.3%
 Household Products.....     54,125,451   1.4%
 Industrial Machinery...     32,276,782   0.8%    7,241,153     1.7%      32,922,563    2.2%
 Insurance..............    170,586,846   4.3%   23,451,157     5.5%     120,992,997    8.1%
 International Oil......                          1,754,875     0.4%
 Internet...............     27,531,602   0.7%
 Leisure................     33,679,388   0.8%    2,077,222     0.5%
 Mining.................      7,073,891   0.2%    2,592,886     0.6%
 Non-Ferrous Metals.....      5,935,057   0.1%
 Paper & Forest.........     31,776,020   0.8%    2,268,422     0.5%
 Petroleum Services.....     10,840,718   0.3%                            42,872,813    2.8%
 Publishing.............      9,424,076   0.2%                            15,063,500    1.0%
 Railroads & Equipment..     11,695,189   0.3%      128,223     0.0%
 Real Estate............                          6,308,791     1.5%
 Retail.................    240,243,233   6.0%    2,532,071     0.6%      44,677,844    3.0%
 Software...............    194,191,019   4.9%    7,279,121     1.7%     168,097,456   11.2%
 Steel..................        541,350   0.0%
 Technology.............        971,963   0.0%
 Telephone..............    182,533,463   4.6%
 Tobacco................     34,686,091   0.9%    5,100,157     1.2%
 Trucking & Freight
  Forwarding............      3,860,456   0.1%    1,307,959     0.3%
                         --------------        ------------           --------------
 Total Common Stock.....  3,974,742,482  99.4%  417,099,984    97.4%   1,372,627,184   91.4%
                         --------------        ------------           --------------
SHORT-TERM OBLIGATIONS
 Commercial Paper.......                         15,108,314     3.5%     158,881,250   10.6%
 Discount Note..........     13,797,980   0.3%
                         --------------        ------------           --------------
 Total Short-Term
  Obligations...........     13,797,980   0.3%   15,108,314     3.5%     158,881,250   10.6%
                         --------------        ------------           --------------
TOTAL INVESTMENTS.......  3,988,540,462  99.7%  432,208,298   100.9%   1,531,508,434  102.0%
 Other Assets Less
  Liabilities...........     11,363,013   0.3%   (3,689,444)   (0.9%)    (30,436,296)  (2.0%)
                         --------------        ------------           --------------
NET ASSETS.............. $3,999,903,475 100.0% $428,518,854   100.0%  $1,501,072,138  100.0%
                         ==============        ============           ==============

                         Metropolitan Series Fund, Inc.

                                                            Loomis Sayles
                                                              High Yield
                                                            Bond Portfolio
                                                            --------------
                                                                Value
                                                              (Note 2A)
COMMON STOCK
 Communication Services....................................   $  511,125    0.7%
 Domestic Oil..............................................      733,404    1.1%
 Foreign Corporate.........................................      159,244    0.2%
 Paper & Forest............................................      659,419    1.0%
 Real Estate Investment Trust..............................      393,281    0.5%
 Transportation............................................      176,633    0.3%
                                                              ----------
 Total Common Stock........................................    2,633,106    3.8%
                                                              ----------
PREFERRED STOCK
 Communication Services....................................      407,456    0.6%
 Corporate.................................................      642,000    0.9%
 Finance & Banking.........................................    1,320,887    1.9%
 Financial Service.........................................        6,625    0.0%
 Food & Beverages..........................................        4,594    0.0%
 Foreign Corporate.........................................        3,468    0.0%
 Gas & Pipeline............................................      138,394    0.2%
 Mining....................................................       52,000    0.1%
 Real Estate Investment Trust..............................    1,035,356    1.5%
 Utilities-Electric........................................      314,505    0.5%
 Utilities-Telephone.......................................      128,250    0.2%
                                                              ----------
 Total Preferred Stock.....................................    4,053,535    5.9%
                                                              ----------
LONG-TERM DEBT SECURITIES
Bonds & Notes
 Apparel & Textiles........................................      273,000    0.4%
 Automotive................................................      218,540    0.3%
 Banks.....................................................      588,000    0.8%
 Broadcasting..............................................      754,000    1.1%
 Chemicals.................................................      457,780    0.7%
 Communication Services....................................      296,700    0.4%
 Communications............................................    2,100,400    3.0%
 Computer & Business Equipment.............................      197,000    0.3%
 Domestic Oil..............................................    2,695,860    3.9%
 Drugs & Health Care.......................................      896,627    1.3%
 Electric Utilities........................................    2,839,166    4.1%
 Electrical Equipment......................................    1,080,000    1.6%
 Finance & Banking.........................................    1,905,231    2.8%
 Food & Beverages..........................................      455,000    0.7%
 Foreign Corporate.........................................    2,076,832    3.0%
 Foreign Government........................................      602,997    0.9%
 Gas & Pipeline Utilities..................................      647,000    0.9%
 Government Sponsored......................................      935,250    1.4%
 Hotels & Restaurants......................................      703,448    1.0%
 Household Appliance & Home Furnishings....................       63,600    0.1%
 Industrial Machinery......................................      186,284    0.3%
 Industrials...............................................    1,135,813    1.6%
 International Oil.........................................      738,000    1.1%
 Internet..................................................      330,375    0.5%
 Mining....................................................      723,201    1.0%
 Paper & Forest............................................      360,000    0.5%
 Real Estate Investment Trust..............................    1,089,112    1.6%
 Retail....................................................    1,013,504    1.5%
 Semiconductors............................................      118,623    0.2%
 Telephone.................................................    8,401,658   12.2%
 Transportation............................................      851,648    1.2%
 Yankee....................................................    5,897,909    8.5%
                                                              ----------
 Total Bonds & Notes.......................................   40,632,558   58.9%
                                                              ----------

                         Metropolitan Series Fund, Inc.

                                                           Loomis Sayles
                                                             High Yield
                                                           Bond Portfolio
                                                           --------------
                                                               Value
                                                             (Note 2A)
Convertible Bonds
 Aerospace & Defense......................................  $   558,625     0.8%
 Automobiles..............................................      612,750     0.9%
 Banks....................................................      538,508     0.8%
 Biotechnology............................................      802,687     1.2%
 Building & Construction..................................       88,000     0.1%
 Business Services........................................      705,804     1.0%
 Computer & Business Equipment............................    1,839,050     2.7%
 Construction Materials...................................      388,500     0.6%
 Domestic Oil.............................................      903,992     1.3%
 Drugs & Health Care......................................    2,027,997     2.9%
 Electronics..............................................    1,954,547     2.8%
 Finance & Banking........................................      367,250     0.5%
 Food & Beverages.........................................      146,250     0.2%
 Foreign Corporate........................................    2,112,742     3.1%
 Forest Products..........................................      248,500     0.4%
 Hotels & Restaurants.....................................      255,000     0.4%
 Industrial Machinery.....................................      938,575     1.4%
 International Oil........................................      286,163     0.4%
 Internet.................................................      176,750     0.2%
 Mining...................................................      128,127     0.2%
 Retail...................................................       57,158     0.1%
 Semiconductors...........................................      339,918     0.5%
 Telephone................................................      679,012     1.0%
 Transportation...........................................      198,750     0.3%
 Yankee...................................................    1,965,900     2.8%
                                                            -----------
 Total Convertible Bonds..................................   18,320,555    26.6%
                                                            -----------
Warrants
 Domestic Oil.............................................      122,188     0.2%
 Foreign Corporate........................................          435     0.0%
 Transportation...........................................        3,307     0.0%
                                                            -----------
 Total Warrants...........................................      125,930     0.2%
                                                            -----------
SHORT-TERM OBLIGATIONS
 Repurchase Agreements....................................    2,117,000     3.1%
                                                            -----------
TOTAL INVESTMENTS.........................................   67,882,684    98.5%
 Other Assets Less Liabilities............................    1,061,686     1.5%
                                                            -----------
NET ASSETS................................................  $68,944,370   100.0%
                                                            ===========

                         Metropolitan Series Fund, Inc.

                                              T. Rowe Price
                            Scudder             Small Cap
                         Global Equity           Growth              Janus Mid Cap
                           Portfolio            Portfolio              Portfolio
                         -------------        -------------          --------------
                             Value                Value                  Value
                           (Note 2A)            (Note 2A)              (Note 2A)
COMMON STOCK
 Aerospace & Defense.... $  4,200,645    2.0% $  1,829,684     0.5%
 Air Travel.............                         2,181,928     0.6%
 Apparel & Textiles.....                         5,846,906     1.7%
 Auto Parts.............                           216,450     0.1%
 Banks..................    3,090,239    1.5%   11,793,781     3.5%
 Biotechnology..........                         9,972,987     3.0%
 Broadcasting...........                         1,927,412     0.6%  $   48,936,398   2.7%
 Building &
  Construction..........                         4,081,201     1.2%
 Business Services......    3,897,638    1.8%   21,866,604     6.5%     170,336,512   9.6%
 Chemicals..............   18,036,759    8.5%    4,343,889     1.3%
 Communication
  Services..............   24,942,895   11.8%   13,340,138     4.0%     206,188,576  11.6%
 Communications.........                        11,676,986     3.5%      26,693,840   1.5%
 Computer & Business
  Equipment.............   10,275,194    4.9%   47,207,574    14.0%     358,247,740  20.1%
 Conglomerates..........    3,031,841    1.4%      863,519     0.3%
 Construction
  Materials.............                           579,656     0.2%      47,229,566   2.6%
 Domestic Oil...........   22,574,142   10.7%   10,518,619     3.1%     164,069,201   9.2%
 Drugs & Health Care....   16,704,314    7.9%   55,510,028    16.5%     389,437,044  21.8%
 Electric Utilities.....   14,569,261    6.9%    1,140,081     0.3%
 Electrical Equipment...                        10,593,697     3.1%      26,236,478   1.5%
 Electronics............    1,354,444    0.6%   17,762,303     5.3%     131,447,150   7.4%
 Financial Services.....    2,256,176    1.1%   11,206,529     3.3%      16,564,238   0.9%
 Food & Beverages.......    3,061,966    1.5%    1,985,551     0.6%
 Gas & Pipeline
  Utilities.............    4,528,258    2.1%
 Hotels & Restaurants...                         4,881,720     1.4%
 Household Appliances &
  Home Furnishings......    1,791,025    0.8%    2,277,625     0.7%
 Industrial Machinery...      494,213    0.2%    4,617,194     1.4%
 Insurance..............   15,160,913    7.2%    5,561,905     1.6%
 Internet...............      842,160    0.4%
 Leisure................                         2,139,819     0.6%
 Mining.................   17,802,425    8.4%      389,565     0.1%
 Miscellaneous..........                            85,786     0.0%
 Non-Ferrous Metals.....    2,109,744    1.0%
 Paper & Forest.........      548,206    0.3%
 Petroleum Services.....                           867,825     0.3%
 Radio..................                         1,683,369     0.5%      44,624,834   2.5%
 Railroads & Equipment..    3,707,854    1.8%    2,473,444     0.7%
 Real Estate............    3,397,965    1.6%    1,975,869     0.6%
 Real Estate Investment
  Trust.................    4,118,494    1.9%      646,840     0.2%
 Retail.................    4,422,932    2.1%
 Retail Trade...........                        14,613,620     4.3%
 Software...............    2,286,581    1.1%                            41,816,210   2.3%
 Steel..................      884,250    0.4%
 Telecommunications
  Equipment & Services..                        43,475,347    12.9%
 Telephone..............    1,881,824    0.9%    4,443,522     1.3%       8,631,327   0.5%
 Trucking & Freight
  Forwarding............    1,115,379    0.5%
                         ------------         ------------           --------------
 Total Common Stock.....  193,087,737   91.3%  336,578,973    99.8%   1,680,459,114  94.2%
                         ------------         ------------           --------------
LONG-TERM DEBT
 SECURITIES
 Participating Loan
  Notes.................      354,942    0.2%
                         ------------
 Total Long-Term Debt
  Securities............      354,942    0.2%
                         ------------
SHORT-TERM OBLIGATIONS
 Commercial Paper.......                                                 80,385,483   4.5%
 Discount Note..........                                                 14,938,667   0.9%
 Repurchase Agreements..    7,869,000    3.7%                               115,000   0.0%
 Regulated Investment
  Companies.............                        18,093,343     6.5%
                         ------------         ------------           --------------
 Total Short-Term
  Obligations...........    7,869,000    3.7%   18,093,343     6.5%      95,439,150   5.4%
                         ------------         ------------           --------------
TOTAL INVESTMENTS.......  201,311,679   95.2%  354,672,316   106.3%   1,775,898,264  99.6%
 Other Assets Less
  Liabilities...........   10,042,133    4.8%  (17,329,559)   (6.3%)      7,480,476   0.4%
                         ------------         ------------           --------------
NET ASSETS.............. $211,353,812  100.0% $337,342,757   100.0%  $1,783,378,740 100.0%
                         ============         ============           ==============

                         Metropolitan Series Fund, Inc.

                         Morgan Stanley           Russell             Harris Oakmark
                           EAFE Index            2000 Index           Large Cap Value
                           Portfolio             Portfolio               Portfolio
                         --------------         ------------          ---------------
                             Value                 Value                   Value
                           (Note 2A)             (Note 2A)               (Note 2A)
COMMON STOCK
 Advertising............  $    219,259    0.2%
 Aerospace & Defense....       362,238    0.4%  $  1,471,459    1.2%    $ 2,699,100     5.0%
 Air Travel.............       608,639    0.6%       629,514    0.5%
 Apparel & Textiles.....       845,424    0.8%     1,151,820    0.9%      1,126,563     2.1%
 Auto Parts.............       636,212    0.6%     1,335,674    1.1%
 Automobiles............     3,052,007    3.0%       108,382    0.1%      1,237,988     2.3%
 Banks..................    14,193,161   14.1%    10,066,105    8.0%      2,822,125     5.3%
 Biotechnology..........                           2,786,485    2.2%
 Broadcasting...........                             817,826    0.6%
 Building &
  Construction..........       991,817    1.0%       626,500    0.5%      1,310,062     2.4%
 Business Services......     1,150,142    1.1%     5,227,294    4.2%      7,256,681    13.5%
 Chemicals..............     2,297,369    2.3%     2,859,945    2.3%
 Communication
  Services..............    13,573,909   13.4%     3,067,078    2.4%      2,610,312     4.9%
 Communications.........     1,111,479    1.1%     1,989,190    1.6%
 Computer & Business
  Equipment.............     7,452,359    7.4%     5,898,985    4.7%      1,118,375     2.1%
 Conglomerates..........     2,415,251    2.4%        99,305    0.1%
 Construction
  Materials.............       541,340    0.5%       477,248    0.4%
 Containers & Glass.....       197,132    0.2%       641,932    0.5%
 Cosmetics &
  Toiletries............       818,072    0.8%       189,209    0.1%
 Domestic Oil...........     4,442,092    4.4%     3,675,834    2.9%
 Drugs & Health Care....     9,365,710    9.3%    14,511,358   11.5%      1,241,500     2.3%
 Electric Utilities.....     2,914,144    2.9%     3,052,118    2.4%      1,285,063     2.4%
 Electrical Equipment...       985,430    1.0%     2,760,925    2.2%      4,131,375     7.7%
 Electronics............     1,676,139    1.7%     3,682,479    2.9%
 Financial Services.....     3,789,423    3.7%     3,346,749    2.7%        911,906     1.7%
 Food & Beverages.......     4,326,637    4.3%     2,714,155    2.2%      1,963,500     3.7%
 Gas & Pipeline
  Utilities.............     1,408,162    1.4%     3,032,715    2.4%
 Hotels & Restaurants...       713,609    0.7%     2,293,187    1.8%      1,364,250     2.5%
 Household Appliances &
  Home Furnishings......     1,420,891    1.4%     3,407,803    2.7%      5,344,125    10.0%
 Household Products.....       263,313    0.3%       781,054    0.6%      1,126,125     2.1%
 Industrial Machinery...     1,706,807    1.7%     4,126,032    3.3%        966,813     1.8%
 Industrials............       114,966    0.1%
 Insurance..............     6,367,803    6.3%     3,619,247    2.9%        876,688     1.6%
 Insurance Contracts....         8,464    0.0%
 Internet...............                               6,914    0.0%
 Leisure................       629,572    0.6%       902,381    0.7%      4,429,869     8.3%
 Mining.................     1,214,053    1.2%     1,623,460    1.3%
 Miscellaneous..........                              61,141    0.0%
 Mutual Funds...........                           3,487,311    2.8%
 Paper & Forest.........       368,990    0.4%       604,862    0.5%
 Petroleum Services.....     1,488,902    1.5%
 Publishing.............                              78,095    0.1%
 Railroads & Equipment..       790,095    0.8%       793,665    0.6%
 Real Estate............     1,272,610    1.3%     1,247,002    1.0%
 Real Estate Investment
  Trust.................                           7,136,661    5.7%
 Retail.................     2,615,275    2.6%     4,558,409    3.6%      5,011,812     9.4%
 Shipbuilding...........       437,831    0.4%       199,823    0.2%
 Software...............     1,463,136    1.4%     7,810,792    6.2%        848,250     1.6%
 Technology.............                               1,024    0.0%
 Telephone..............                                                  2,591,187     4.8%
 Tobacco................       465,337    0.5%       219,215    0.2%
 Transportation.........       182,513    0.2%
 Trucking & Freight
  Forwarding............       253,982    0.2%       551,665    0.4%
 Utilities..............                             123,891    0.1%
                          ------------          ------------            -----------
 Total Common Stock.....   101,151,696  100.2%   119,853,918   95.3%     52,273,669    97.5%
                          ------------          ------------            -----------
PREFERRED STOCK
 Communication
  Services..............       177,259    0.2%
 Retail.................        28,645    0.0%
                          ------------
 Total Preferred Stock..       205,904    0.2%
                          ------------
 Total Equity
  Securities............   101,357,600  100.4%
                          ------------
SHORT-TERM OBLIGATIONS
 Discount Notes.........     2,274,667    2.3%
 Federal Agency
  Obligations...........                           6,324,074    5.0%
 Repurchase Agreements..                                                  3,842,000     7.2%
                          ------------          ------------            -----------
 Total Short-Term
  Obligations...........     2,274,667    2.3%     6,324,074    5.0%      3,842,000     7.2%
                          ------------          ------------            -----------
TOTAL INVESTMENTS.......   103,632,267  102.7%   126,177,992  100.3%     56,115,669   104.7%
 Other Assets Less
  Liabilities...........    (2,682,027)  (2.7%)     (440,052)  (0.3%)    (2,540,732)   (4.7%)
                          ------------          ------------            -----------
NET ASSETS..............  $100,950,240  100.0%  $125,737,940  100.0%    $53,574,937   100.0%
                          ============          ============            ===========

                         Metropolitan Series Fund, Inc.

                         Neuberger Berman          T. Rowe Price              State Street
                         Partners Mid Cap            Large Cap               Research Aurora
                         Value Portfolio          Growth Portfolio         Small Cap Portfolio
                         ----------------         ----------------         -------------------
                              Value                    Value                      Value
                            (Note 2A)                (Note 2A)                  (Note 2A)
COMMON STOCK
 Aerospace & Defense....   $  2,343,900     1.8%    $    841,288     0.5%      $ 2,028,094       3.7%
 Air Travel.............      2,443,473     1.9%                                   751,094       1.4%
 Apparel & Textiles.....                                                            46,094       0.1%
 Auto Parts.............      1,821,238     1.4%                                 3,659,597       6.7%
 Automobiles............                                                           665,681       1.2%
 Banks..................      7,849,109     6.0%      12,070,044     6.7%          861,467       1.6%
 Biotechnology..........        251,738     0.2%
 Broadcasting...........                                 413,475     0.2%
 Building &
  Construction..........      1,148,875     0.9%                                   769,750       1.4%
 Business Services......      8,390,425     6.4%       6,772,563     3.8%        1,081,506       2.0%
 Chemicals..............      5,257,331     4.0%                                 2,582,541       4.7%
 Communication
  Services..............      4,862,412     3.7%       8,938,811     5.0%        1,309,856       2.4%
 Communications.........      1,081,175     0.8%       1,044,366     0.6%          910,356       1.7%
 Computer & Business
  Equipment.............      3,936,359     3.0%      16,327,297     9.1%          649,209       1.2%
 Conglomerates..........        684,375     0.5%       5,336,244     3.0%           93,588       0.2%
 Containers & Glass.....                                                           161,250       0.3%
 Cosmetics &
  Toiletries............      1,091,363     0.8%         419,050     0.2%
 Domestic Oil...........     10,444,209     7.9%       6,102,146     3.4%        5,923,961      10.9%
 Drugs & Health Care....      8,554,004     6.5%      24,698,030    13.7%        1,774,203       3.3%
 Electric Utilities.....      8,906,232     6.8%
 Electrical Equipment...      3,726,500     2.8%                                 1,075,250       2.0%
 Electronics............      2,347,744     1.8%      14,775,913     8.2%          349,813       0.6%
 Finance & Banking......      1,818,094     1.4%                                   236,500       0.4%
 Financial Services.....      7,272,425     5.5%      17,556,726     9.7%          725,537       1.3%
 Food & Beverages.......      1,788,563     1.4%       3,341,406     1.8%          563,038       1.0%
 Foreign Corporate......                               8,693,053     4.8%
 Gas & Pipeline
  Utilities.............      1,867,700     1.4%         802,200     0.4%          696,750       1.3%
 Hotels & Restaurants...                                 912,975     0.5%        7,810,862      14.4%
 Household Appliances &
  Home Furnishings......      1,649,375     1.3%                                   315,938       0.6%
 Industrial Machinery...      1,928,381     1.5%       1,599,975     0.9%        1,328,872       2.4%
 Insurance..............     10,486,369     8.0%       6,152,381     3.4%        2,514,259       4.6%
 Internet...............                               1,767,840     1.0%
 Leisure................        687,119     0.5%         659,775     0.4%        1,556,737       2.9%
 Mining.................                                                           143,750       0.3%
 Paper & Forest.........      1,821,963     1.4%
 Petroleum Services.....                               3,000,356     1.7%
 Radio..................                                                           286,544       0.5%
 Railroads & Equipment..      3,616,087     2.8%                                 1,333,469       2.5%
 Real Estate............        985,300     0.7%
 Real Estate Investment
  Trust.................      2,480,587     1.9%
 Retail.................      3,403,037     2.6%      13,128,539     7.3%        2,224,062       4.1%
 Shipbuilding...........                                                           386,250       0.7%
 Software...............      4,271,841     3.2%      10,294,670     5.7%        2,378,111       4.4%
 Telephone..............                               2,573,875     1.4%
 Tobacco................                               2,719,200     1.5%
                           ------------             ------------               -----------
 Total Common Stock.....    119,217,303    90.8%     170,942,198    94.9%       47,193,989      86.8%
                           ------------             ------------               -----------
SHORT-TERM OBLIGATIONS
 Commercial Paper.......                                                         7,874,047      14.5%
 Money Market Fund......                               8,162,371     4.5%
 Repurchase Agreements..     16,725,000    12.7%       2,656,000     1.5%
                           ------------             ------------               -----------
 Total Short-Term
  Obligations...........     16,725,000    12.7%      10,818,371     6.0%        7,874,047      14.5%
                           ------------             ------------               -----------
TOTAL INVESTMENTS.......    135,942,303   103.5%     181,760,569   100.9%       55,068,036     101.3%
 Other Assets Less
  Liabilities...........     (4,586,128)   (3.5%)     (1,688,522)   (0.9%)        (689,311)     (1.3%)
                           ------------             ------------               -----------
NET ASSETS..............   $131,356,175   100.0%    $180,072,047   100.0%      $54,378,725     100.0%
                           ============             ============               ===========

                         Metropolitan Series Fund, Inc.

                                    MetLife Mid Cap          Putnam
                                      Stock Index           Large Cap
                                       Portfolio            Portfolio
                                    ---------------        -----------
                                         Value                Value
                                       (Note 2A)            (Note 2A)
COMMON STOCK
 Aerospace & Defense...............   $   530,537     0.9%
 Air Travel........................        55,989     0.1%
 Apparel & Textiles................       291,962     0.5%
 Auto Parts........................       438,440     0.7%
 Banks.............................     5,184,211     8.4% $   695,362    1.9%
 Biotechnology.....................       894,960     1.4%
 Broadcasting......................       185,589     0.3%
 Building & Construction...........       369,077     0.6%
 Business Services.................     4,699,956     7.6%
 Chemicals.........................     1,271,481     2.1%
 Communication Services............     3,196,749     5.2%   2,233,643    6.0%
 Communications....................     2,129,012     3.4%     243,759    0.7%
 Computer & Business Equipment.....     4,040,824     6.5%   6,970,584   18.9%
 Conglomerates.....................                          4,601,544   12.5%
 Construction Materials............       399,797     0.6%
 Containers & Glass................       188,378     0.3%
 Cosmetics & Toiletries............       143,134     0.2%
 Domestic Oil......................     1,108,924     1.8%
 Drugs & Health Care...............     7,339,684    11.9%   8,970,497   24.3%
 Electric Utilities................     3,115,676     5.0%
 Electrical Equipment..............     1,324,504     2.1%
 Electronics.......................     2,230,099     3.6%   2,266,272    6.1%
 Finance & Banking.................       216,072     0.3%
 Financial Services................     1,884,501     3.0%   1,492,181    4.0%
 Food & Beverages..................     1,477,409     2.4%     317,200    0.9%
 Gas & Pipeline Utilities..........     1,772,015     2.9%
 Hotels & Restaurants..............     1,245,577     2.0%
 Household Appliances & Home
  Furnishings......................       748,561     1.2%
 Household Products................       254,694     0.4%
 Industrial Machinery..............       763,152     1.2%
 Insurance.........................     1,984,404     3.2%     931,416    2.5%
 Internet..........................                            396,720    1.1%
 Leisure...........................       182,434     0.3%
 Mining............................       155,865     0.3%
 Paper & Forest....................       489,861     0.8%
 Petroleum Services................     1,110,377     1.8%
 Publishing........................       269,454     0.4%
 Railroads & Equipment.............       542,996     0.9%
 Real Estate.......................        64,406     0.1%
 Retail............................     1,848,085     3.0%     409,063    1.1%
 Shipbuilding......................       124,640     0.2%
 Software..........................     4,729,688     7.6%   4,887,010   13.2%
 Telephone.........................                            707,775    1.9%
 Tobacco...........................       396,061     0.6%
 Trucking & Freight Forwarding.....       484,191     0.8%
 Unit Investment Trust.............       593,524     1.0%
                                      -----------          -----------
 Total Common Stock................    60,476,950    97.6%  35,123,026   95.1%
                                      -----------          -----------
SHORT-TERM OBLIGATIONS
 Commercial Paper..................                          2,486,558    6.7%
 Discount Note.....................     1,299,810     2.1%
                                      -----------          -----------
 Total Short-Term Obligations......     1,299,810     2.1%   2,486,558    6.7%
                                      -----------          -----------
TOTAL INVESTMENTS..................    61,776,760    99.7%  37,609,584  101.8%
 Other Assets Less Liabilities.....       157,248     0.3%    (677,836)  (1.8%)
                                      -----------          -----------
NET ASSETS.........................   $61,934,008   100.0% $36,931,748  100.0%
                                      ===========          ===========

                         Metropolitan Series Fund, Inc.

                                                              Lehman
                                                             Brothers
                                                            Aggregate
                                                            Bond Index
                                                            Portfolio
                                                           ------------
                                                              Value
                                                            (Note 2A)
LONG-TERM DEBT SECURITIES
Bonds & Notes:
 Aerospace & Defense...................................... $    231,607    0.2%
 Air Travel...............................................      799,129    0.5%
 Auto Parts...............................................      255,675    0.2%
 Automobiles..............................................    1,371,852    0.9%
 Banks....................................................      503,870    0.3%
 Collateralized Mortgage Obligations......................      657,778    0.5%
 Communication Services...................................      757,065    0.5%
 Computer & Business Equipment............................      480,033    0.3%
 Cosmetics & Toiletries...................................      410,776    0.3%
 Drugs & Health Care......................................      144,145    0.1%
 Electric Utilities.......................................    1,865,384    1.3%
 Federal Agencies.........................................   69,383,291   47.6%
 Finance & Banking........................................   16,282,127   11.2%
 Financial Services.......................................    1,368,549    0.9%
 Food & Beverages.........................................      200,126    0.1%
 Government Sponsored.....................................      626,786    0.4%
 Industrials..............................................    1,101,683    0.8%
 Leisure..................................................      467,370    0.3%
 Petroleum Services.......................................      756,851    0.5%
 Railroads & Equipment....................................      312,330    0.2%
 Retail...................................................    3,117,520    2.1%
 Steel....................................................      220,872    0.2%
 Telephone................................................    1,857,084    1.3%
 Transportation...........................................      300,211    0.2%
 U.S. Treasury Obligations................................   37,727,730   25.9%
 Yankee Bonds.............................................    5,263,959    3.6%
                                                           ------------
 Total Bonds & Notes......................................  146,463,803  100.4%
                                                           ------------
SHORT-TERM OBLIGATIONS
 Discount Notes...........................................    2,886,014    2.0%
                                                           ------------
 Total Short-Term Obligations.............................    2,886,014    2.0%
                                                           ------------
TOTAL INVESTMENTS.........................................  149,349,817  102.4%
 Other Assets Less Liabilities............................   (3,512,601)  (2.4%)
                                                           ------------
NET ASSETS................................................ $145,837,216  100.0%
                                                           ============

                            New England Zenith Fund

                                         Zenith              Zenith Davis
                                      Loomis Sayles            Venture
                                        Small Cap               Value
                                         Series                 Series
                                      -------------          ------------
                                          Value                 Value
                                        (Note 2A)             (Note 2A)
COMMON STOCK
 Aerospace & Defense................. $  7,701,600     1.6%
 Apparel & Textiles..................    6,329,184     1.3%
 Auto Parts..........................       26,250     0.0%
 Banks...............................   19,616,468     4.0%  $101,163,078  10.9%
 Building & Construction.............    2,326,188     0.5%    23,686,444   2.6%
 Business Services...................   19,920,947     4.1%     6,430,556   0.7%
 Chemicals...........................   15,948,937     3.3%    18,221,225   2.0%
 Communication Services..............   26,094,741     5.4%     9,427,950   1.0%
 Communications......................   17,901,071     3.7%
 Computer & Business Equipment.......   25,723,641     5.3%   123,153,656  13.3%
 Conglomerates.......................                          45,443,400   4.9%
 Construction Materials..............    3,614,019     0.7%     6,036,210   0.7%
 Containers & Glass..................                          13,237,000   1.4%
 Cosmetics & Toiletries..............                           2,423,988   0.3%
 Domestic Oil........................    4,976,597     1.0%    10,626,626   1.1%
 Drugs & Health Care.................   74,706,643    15.4%    88,163,699   9.5%
 Electrical Equipment................   19,083,130     3.9%     4,364,121   0.5%
 Electric Utilities..................    9,853,131     2.0%
 Electronics.........................   15,919,295     3.3%    16,530,396   1.8%
 Financial Services..................   20,090,623     4.1%   150,566,563  16.3%
 Food & Beverages....................   11,635,769     2.4%
 Gas & Pipeline Utilities............   12,932,825     2.7%
 Hotels & Restaurants................    9,635,240     2.0%    29,476,400   3.2%
 Household Appliances & Home
  Furnishings........................   14,723,004     3.0%
 Industrial Machinery................   10,942,269     2.2%     7,435,106   0.8%
 Insurance...........................   21,040,656     4.3%    86,384,950   9.3%
 Mining..............................      967,500     0.2%
 Paper & Forest......................    1,943,525     0.4%
 Publishing..........................    1,367,080     0.3%     1,800,675   0.2%
 Railroads & Equipment...............    4,924,588     1.0%
 Real Estate Investment Trust........   14,145,688     2.9%     4,057,794   0.4%
 Retail..............................   19,651,362     4.0%    25,376,287   2.7%
 Software............................   46,125,981     9.5%     4,380,984   0.5%
 Telephone...........................                           6,890,236   0.7%
 Tobacco.............................                          25,454,000   2.8%
 Trucking & Freight Forwarding.......                          11,874,244   1.3%
                                      ------------           ------------
 Total Common Stock..................  459,867,952    94.5%   822,605,588  88.9%
                                      ------------           ------------
PREFERRED STOCKS
 Real Estate Investment Trust........                           3,557,231   0.4%
                                                             ------------
 Total Preferred Stocks..............                           3,557,231   0.4%
                                                             ------------
SHORT-TERM OBLIGATIONS
 Commercial Paper....................   28,237,453     5.8%
 Repurchase Agreements...............                          97,904,000  10.6%
                                      ------------           ------------
 Total Short-Term Obligations........   28,237,453     5.8%    97,904,000  10.6%
                                      ------------           ------------
TOTAL INVESTMENTS....................  488,105,405   100.3%   924,066,819  99.9%
 Other Assets Less Liabilities.......   (1,666,868)   (0.3%)    1,198,297   0.1%
                                      ------------           ------------
NET ASSETS........................... $486,438,537   100.0%  $925,265,116 100.0%
                                      ============           ============

                      Fidelity Variable Insurance Products

                            Fidelity
                           VIP Equity            Fidelity          Fidelity VIP II
                             Income             VIP Growth         Investment Grade
                           Portfolio            Portfolio           Bond Portfolio
                         --------------       --------------       ----------------
                             Value                Value                 Value
                           (Note 2A)            (Note 2A)             (Note 2A)
COMMON STOCK
 Aerospace & Defense.... $  351,214,731  3.3% $  208,175,628  1.2%
 Apparel & Textiles.....     12,946,245  0.1%
 Auto Parts.............     97,023,069  0.9%     79,988,850  0.4%
 Banks..................  1,189,375,209 11.2%    215,735,446  1.2%
 Broadcasting...........     32,922,793  0.3%    328,745,045  1.9%
 Chemicals..............    325,818,866  3.1%    153,372,176  0.9%
 Communications.........                         893,558,839  5.1%
 Computer Related.......    371,475,403  3.5%  3,048,926,421 17.5%
 Consumer Durables......     85,136,050  0.8%
 Construction
  Materials.............     56,686,238  0.5%     24,208,893  0.2%
 Drugs & Health Care....    849,624,769  8.0%  3,523,123,015 20.2%
 Electric Utilities.....    312,762,853  2.9%     52,085,725  0.3%
 Electrical Equipment...    307,346,488  2.9%    584,243,075  3.4%
 Electronics............    148,387,503  1.4%  1,367,980,050  7.9%
 Energy Services........    192,188,726  1.8%    653,936,470  3.7%
 Engineering............                          21,977,638  0.1%
 Federal Sponsored
  Credit................    471,776,588  4.4%    322,925,213  1.9%
 Financial Services.....    737,597,533  6.9%    153,587,179  0.9%
 Food & Beverages.......     12,475,375  0.1%    614,894,394  3.6%
 Gas & Oil..............  1,206,660,633 11.3%    415,995,065  2.4%
 Hotels & Restaurants...    102,704,555  1.0%    319,781,638  1.8%
 Household Products.....    215,925,829  2.0%    408,827,324  2.3%
 Industrial Machinery...    422,761,484  4.0%
 Insurance..............    361,929,848  3.4%    684,103,968  3.9%
 Iron & Steel...........     41,634,406  0.4%
 Leisure................    256,927,546  2.4%    132,539,307  0.8%
 Metals & Mining........    115,087,576  1.0%     27,056,751  0.1%
 Packaging &
  Containers............     19,937,831  0.2%
 Paper & Forest.........    163,410,612  1.5%    114,899,526  0.7%
 Pollution Control......     11,438,281  0.1%
 Publishing.............     41,928,775  0.4%
 Real Estate Investment
  Trusts................    101,797,111  1.0%
 Retail & Wholesale.....    320,745,099  3.0%    524,538,058  3.0%
 Savings & Loans........     22,159,126  0.2%
 Securities Industry....    134,572,835  1.3%    303,866,597  1.7%
 Services...............     80,539,616  0.8%     26,469,659  0.1%
 Shipbuilding...........     39,444,600  0.4%
 Tobacco................    164,612,800  1.6%    346,284,400  2.0%
 Transportation.........    130,402,782  1.2%    148,937,861  0.9%
 Utilities-Cellular.....      8,862,269  0.1%    340,717,183  2.0%
 Telephone Services.....    614,139,761  5.8%    142,093,038  0.8%
                         --------------       --------------
 Total Common Stock..... 10,132,381,814 95.2% 16,183,574,432 92.9%
                         --------------       --------------

PREFERRED STOCK
 Broadcasting...........     46,087,688  0.5%
 Communication
  Services..............                           1,528,257  0.0%
 Electric Utilities.....     47,413,675  0.5%
 Gas & Oil..............     14,242,380  0.1%
 Leisure................     30,497,320  0.3%
 Industrial Machinery...     10,537,328  0.1%
 Insurance..............     32,150,050  0.3%
 Paper & Forest.........     10,993,500  0.1%
 Publishing.............     17,654,511  0.1%
 Transportation.........     41,988,800  0.4%
                         --------------       --------------
 Total Preferred Stock..    251,565,252  2.4%      1,528,257  0.0%
                         --------------       --------------
 Total Equity
  Securities............ 10,383,947,066 97.6% 16,185,102,689 92.9%
                         --------------       --------------

                      Fidelity Variable Insurance Products

                              Fidelity
                             VIP Equity                Fidelity            Fidelity VIP II
                               Income                 VIP Growth           Investment Grade
                              Portfolio                Portfolio            Bond Portfolio
                           ---------------          ---------------        ----------------
                                Value                    Value                  Value
                              (Note 2A)                (Note 2A)              (Note 2A)
CORPORATE BONDS
 Aerospace & Defense.....                                                    $    722,928     0.1%
 Banks...................                                                      32,770,185     4.5%
 Broadcasting............  $    18,267,433    0.2%                             13,821,406     1.9%
 Chemicals...............          810,600    0.0%
 Computer Related........        5,797,500    0.1%                              8,770,650     1.2%
 Construction Materials..          987,413    0.0%
 Electric Utilities......        2,685,950    0.0%                             15,521,045     2.1%
 Electronics.............        5,342,400    0.0%
 Energy Services.........        1,755,600    0.0%
 Financial Services......        3,691,500    0.0%                             57,186,415     7.7%
 Food & Beverages........                                                       1,275,067     0.2%
 Gas & Oil...............        1,337,625    0.0%                             15,572,461     2.1%
 Health..................        2,567,775    0.0%
 Hotels & Restaurants....          705,600    0.0%
 Industrial Machinery....                                                       1,388,505     0.2%
 Insurance...............        4,745,925    0.1%                                724,523     0.1%
 Leisure.................        1,051,688    0.0%                              2,152,786     0.3%
 Paper & Forest..........                                                       2,260,217     0.3%
 Publishing..............       28,430,587    0.3%                              1,861,467     0.2%
 Real Estate.............                                                       2,834,580     0.4%
 Real Estate Investment
  Trusts.................       39,537,641    0.4%                             19,719,753     2.7%
 Retail & Wholesale......                                                       1,735,802     0.2%
 Savings & Loans.........                                                         746,918     0.1%
 Securities Industry.....                                                       2,842,261     0.4%
 Telephone Services......        5,238,925    0.1%                             22,379,478     3.0%
 Tobacco.................                                                       1,752,426     0.2%
 Transportation..........        1,657,475    0.0%                              6,844,761     0.9%
 Utilities-Cellular......       21,545,426    0.2%
                           ---------------                                   ------------
 Total Corporate Bonds...      146,157,063    1.4%                            212,883,634    28.8%
                           ---------------                                   ------------
U.S. Government and
 Government Agency
 Obligations.............                                                     193,930,547    26.2%
U.S. Government Agency
 Mortgage Securities.....                                                     236,270,822    31.9%
Asset Backed Securities..                                                      25,004,044     3.4%
Commercial Mortgage
 Securities..............                                                      16,801,915     2.3%
Foreign Government and
 Government Agency
 Obligations.............                                                      22,816,177     3.0%
Supranational
 Obligations.............                                                       4,073,840     0.6%
Floating Rate Loans......        2,041,060    0.0%
Cash Equivalents.........      142,294,911    1.3%  $ 1,229,140,503   7.1%     54,751,000     7.4%
                           ---------------          ---------------          ------------
TOTAL INVESTMENTS........   10,674,440,100  100.3%   17,414,243,192 100.0%    766,531,979   103.6%
 Other Assets Less
  Liabilities............      (30,546,223)  (0.3%)       7,172,807   0.0%    (26,285,730)   (3.6%)
                           ---------------          ---------------          ------------
NET ASSETS...............  $10,643,893,877  100.0%  $17,421,415,999 100.0%   $740,246,249   100.0%
                           ===============          ===============          ============

                      Fidelity Variable Insurance Products

                                                            Fidelity VIP
                                                            Money Market
                                                             Portfolio
                                                           --------------
                                                               Value
                                                             (Note 2A)
CERTIFICATES OF DEPOSIT
 Domestic Certificates of Deposits........................ $   10,000,000   0.4%
 London Branch, Eurodollar, Foreign Banks.................    435,001,361  19.5%
 New York Branch, Yankee Dollar, Foreign Banks............    264,975,517  11.9%
                                                           --------------
 Total Certificates of Deposit............................    709,976,878  31.8%
                                                           --------------
 Commercial Paper.........................................  1,202,845,391  53.8%
 Bank Notes...............................................     59,993,707   2.7%
 Master Notes.............................................     10,000,000   0.4%
 Medium Term Notes........................................     69,993,812   3.1%
 Short-Term Notes.........................................    109,000,000   4.9%
 Repurchase Agreements....................................     37,063,000   1.7%
                                                           --------------
TOTAL INVESTMENTS.........................................  2,198,872,788  98.4%
 Other Assets and Liabilities.............................     34,680,000   1.6%
                                                           --------------
NET ASSETS................................................ $2,233,552,788 100.0%
                                                           ==============

6.SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2000--(Contined)

                      Fidelity Variable Insurance Products

                                                               Fidelity
                                                             VIP II Asset
                                                               Manager
                                                              Portfolio
                                                            --------------
                                                                Value
                                                              (Note 2A)
COMMON STOCK
 Aerospace & Defense....................................... $   48,927,772  1.2%
 Apparel & Textiles........................................      7,703,625  0.2%
 Banks.....................................................     36,316,272  0.9%
 Broadcasting..............................................         71,098  0.0%
 Chemicals.................................................     19,512,500  0.5%
 Communications Equipment..................................    132,465,575  3.2%
 Computer Related..........................................    234,278,132  5.6%
 Consumer Durables.........................................     12,074,100  0.3%
 Drugs & Health Care.......................................    296,227,663  7.1%
 Electric Utilities........................................     66,793,739  1.6%
 Electrical Equipment......................................    104,817,044  2.5%
 Electronics...............................................    119,394,559  2.9%
 Energy Services...........................................     11,915,375  0.3%
 Federal Sponsored Credit..................................     22,415,000  0.5%
 Financial Services........................................     99,776,652  2.4%
 Food & Beverages..........................................    151,165,901  3.7%
 Gas & Oil.................................................    180,188,953  4.3%
 Hotels & Restaurants......................................     13,405,350  0.3%
 Household Products........................................     17,428,500  0.4%
 Industrial Machinery......................................     23,630,625  0.6%
 Insurance.................................................    113,139,406  2.7%
 Leisure...................................................     17,274,675  0.4%
 Paper & Forest............................................      9,189,700  0.2%
 Publishing................................................     23,750,301  0.6%
 Retail & Wholesale........................................     91,646,994  2.2%
 Savings & Loans...........................................     28,937,250  0.7%
 Securities Industry.......................................     77,854,900  1.9%
 Services..................................................      3,577,500  0.1%
 Shipbuilding..............................................     19,500,000  0.4%
 Transportation............................................     11,446,875  0.3%
 Utilities-Cellular........................................      2,126,250  0.0%
 Telephone Services........................................     58,639,893  1.4%
                                                            --------------
 Total Common Stock........................................  2,055,592,179 49.4%
                                                            --------------

PREFERRED STOCK
 Broadcasting..............................................     18,153,938  0.5%
 Drugs & Health Care.......................................        628,166  0.0%
 Insurance.................................................      1,488,984  0.0%
 Publishing................................................      4,544,220  0.1%
 Telephone Services........................................     14,658,310  0.3%
 Utilities-Cellular........................................     19,029,610  0.5%
                                                            --------------
 Total Preferred Stock.....................................     58,503,228  1.4%
                                                            --------------
 Total Equity Securities...................................  2,114,095,407 50.8%
                                                            --------------

CORPORATE BONDS
 Apparel & Textiles........................................      4,828,110  0.1%
 Auto Parts................................................      3,815,446  0.1%
 Banks.....................................................     61,170,793  1.5%
 Broadcasting..............................................    126,839,410  3.1%
 Chemicals.................................................     17,785,863  0.4%
 Coal......................................................      1,582,050  0.0%
 Communications............................................      2,046,145  0.1%
 Computer Related..........................................     12,470,917  0.3%
 Construction Materials....................................      1,345,838  0.0%
 Electric Utilities........................................     31,286,810  0.7%
 Electronics...............................................      9,117,650  0.2%
 Energy Services...........................................      3,167,588  0.1%
 Financial Services........................................     90,569,427  2.1%
 Food & Beverages..........................................      8,354,420  0.2%
 Gas & Oil.................................................     27,814,396  0.7%
 Health....................................................     15,430,863  0.4%
 Home Furnishings..........................................        279,125  0.0%
 Hotels & Restaurants......................................     30,101,763  0.7%
 Industrial Machinery......................................      9,913,995  0.2%
 Leisure...................................................     13,810,970  0.3%
 Packaging & Containers....................................      4,066,750  0.1%
 Paper & Forest............................................      3,271,395  0.1%
 Pollution Control.........................................      5,989,050  0.2%
 Publishing................................................     10,391,432  0.3%

                      Fidelity Variable Insurance Products

                                                           Fidelity
                                                         VIP II Asset
                                                           Manager
                                                          Portfolio
                                                        --------------
                                                            Value
                                                          (Note 2A)
 Real Estate........................................... $    2,947,552    0.1%
 Real Estate Investment Trusts.........................     14,161,006    0.3%
 Retail & Wholesale....................................      9,173,080    0.2%
 Savings & Loans.......................................     14,225,224    0.3%
 Securities Industry...................................      6,490,979    0.2%
 Services..............................................      5,634,525    0.1%
 Telephone Services....................................     40,729,861    1.0%
 Tobacco...............................................      8,800,552    0.2%
 Transportation........................................     37,711,582    0.9%
 Utilities-Cellular....................................     77,451,333    1.9%
                                                        --------------
 Total Corporate Bonds.................................    712,775,900   17.1%
                                                        --------------
U.S. Government and Government Agency Obligations......    294,044,616    7.1%
U.S. Government Agency Mortgage Securities.............    454,788,263   10.9%
Asset Backed Securities................................     35,472,341    0.8%
Collateralized Mortgage Obligations....................     11,793,400    0.3%
Commercial Mortgage Securities.........................     70,427,323    1.7%
Foreign Government and Government Agency Obligations...     19,820,450    0.5%
Supranational Obligations..............................      4,837,685    0.1%
FLOATING RATE LOANS
 Broadcasting..........................................     30,758,399    0.7%
 Chemicals.............................................     11,278,635    0.3%
 Computer Related......................................      1,155,750    0.0%
 Consumer Durables.....................................      2,359,305    0.0%
 Drugs & Health Care...................................     11,767,611    0.3%
 Electronics...........................................      1,656,745    0.1%
 Energy Services.......................................      4,452,049    0.1%
 Financial Services....................................      6,602,000    0.2%
 Food & Beverages......................................      3,849,688    0.1%
 Home Furnishings......................................      3,496,319    0.1%
 Hotels & Restaurants..................................      4,478,250    0.1%
 Leisure...............................................      3,333,000    0.1%
 Packaging & Containers................................      6,548,977    0.1%
 Paper & Forest........................................      3,102,575    0.1%
 Pollution Control.....................................      4,750,000    0.1%
 Publishing............................................      3,937,656    0.1%
 Retail & Wholesale....................................      3,199,997    0.1%
 Services..............................................     11,962,224    0.3%
 Tobacco...............................................      1,702,109    0.0%
 Transportation........................................      1,212,000    0.0%
 Utilities-Cellular....................................     33,916,674    0.8%
 Telephone Services....................................      4,212,500    0.1%
                                                        --------------
 Total Floating Rate Loans.............................    159,732,463    3.8%
                                                        --------------
Commercial Paper.......................................      6,799,823    0.2%
Cash Equivalents.......................................      2,635,000    0.1%
Money Market Funds.....................................    329,020,721    7.9%
                                                        --------------
 TOTAL INVESTMENTS.....................................  4,216,243,392  101.3%
 Other Assets Less Liabilities.........................    (52,706,047)  (1.3%)
                                                        --------------
NET ASSETS............................................. $4,163,537,345  100.0%
                                                        ==============

                      Fidelity Variable Insurance Products

                                                            Fidelity
                                                          VIP Overseas
                                                           Portfolio
                                                         --------------
                                                             Value
                                                           (Note 2A)
COMMON STOCK
 Australia.............................................. $   38,561,904    1.5%
 Brazil.................................................      5,327,100    0.2%
 Canada.................................................     77,384,370    3.1%
 Denmark................................................      6,069,079    0.2%
 Finland................................................    192,887,294    7.6%
 France.................................................    238,319,074    9.4%
 Germany................................................     91,302,803    3.6%
 Hong Kong..............................................     62,472,926    2.5%
 Ireland................................................     13,518,458    0.5%
 Italy..................................................     44,720,875    1.8%
 Japan..................................................    583,353,548   23.0%
 Korea (South)..........................................     62,923,499    2.5%
 Marshal Islands........................................     17,582,600    0.7%
 Mexico.................................................     12,220,738    0.5%
 Netherlands............................................    162,171,986    6.4%
 Norway.................................................     11,375,161    0.4%
 Singapore..............................................     10,606,839    0.4%
 Spain..................................................     62,953,811    2.5%
 Sweden.................................................     35,879,433    1.4%
 Switzerland............................................    160,862,133    6.3%
 Taiwan.................................................     31,681,656    1.3%
 United Kingdom.........................................    286,657,585   11.3%
 United States of America...............................     79,673,051    3.1%
                                                         --------------
 Total Common Stock.....................................  2,288,505,923   90.2%
                                                         --------------
 Investment Companies...................................      2,945,250    0.1%
Government Obligations..................................      1,832,980    0.1%
Cash Equivalents........................................    314,111,447   12.4%
                                                         --------------
TOTAL INVESTMENTS.......................................  2,607,395,600  102.8%
 Other Assets Less Liabilities..........................    (70,280,456)  (2.8%)
                                                         --------------
NET ASSETS.............................................. $2,537,115,144  100.0%
                                                         ==============

                       Calvert Variable Series Fund, Inc.

                                        Calvert               Calvert
                                         Social               Social
                                        Balanced              Mid Cap
                                       Portfolio             Portfolio
                                      ------------          -----------
                                         Value                 Value
                                       (Note 2A)             (Note 2A)
COMMON STOCK
 Air Freight......................... $  1,318,680    0.4%
 Airlines............................    1,609,440    0.4%
 Banks...............................   12,149,804    3.4%
 Biotechnology.......................    4,363,869    1.2%
 Chemicals...........................    2,098,937    0.6%
 Communications Equipment............   10,238,144    2.8%  $ 1,424,625   2.2%
 Computer Equipment & Services.......   32,498,879    9.0%    5,893,856   9.2%
 Consumer Finance....................    2,794,500    0.8%
 Electrical Equipment................    3,315,420    0.9%    4,120,022   6.4%
 Electronics.........................    9,640,325    2.7%    5,484,337   8.6%
 Entertainment & Leisure.............    1,526,400    0.4%
 Financial Services..................   17,815,778    4.9%    1,638,800   2.6%
 Food & Beverages....................    8,158,869    2.3%    2,301,338   3.6%
 Healthcare Services.................   21,916,651    6.1%    9,840,086  15.4%
 Household Products..................    2,517,450    0.7%
 Insurance...........................   13,259,742    3.7%      317,625   0.5%
 Investment Bank/Broker Firm.........                         5,055,082   7.9%
 Leisure.............................                           798,975   1.2%
 Manufacturing.......................                           766,325   1.2%
 Oil & Gas Exploration...............   10,575,187    2.9%    1,461,425   2.3%
 Personal Care.......................    2,062,737    0.6%
 Power Producers.....................                         2,315,175   3.6%
 Retail..............................   18,618,029    5.2%    6,505,114  10.2%
 Retail Services.....................   10,969,256    3.0%
 Services............................                         9,762,500  15.2%
 Telecommunications Equipment &
  Services...........................    5,669,104    1.6%
 Telephone...........................                         1,733,875   2.7%
 Utilities-Telephone.................    3,637,207    1.0%
                                      ------------          -----------
 Total Common Stock..................  196,754,408   54.6%   59,419,160  92.8%
                                      ------------          -----------
Corporate Obligations................   91,549,234   25.4%
U.S. Government Agencies and
 Instrumentalities...................   38,327,835   10.6%
Municipal Obligations................   33,472,947    9.3%
U.S. Treasury Notes..................    6,294,857    1.8%
Short Term Investments-Repurchase
 Agreements..........................                         4,600,000   7.2%
                                      ------------          -----------
TOTAL INVESTMENTS....................  366,399,281  101.7%   64,019,160 100.0%
 Other Assets Less Liabilities.......   (6,064,210)  (1.7%)       7,817   0.0%
                                      ------------          -----------
NET ASSETS........................... $360,335,071  100.0%  $64,026,977 100.0%
                                      ============          ===========

                  NOTES TO FINANCIAL STATEMENTS--(Concluded)

6.SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2000--(Concluded)

The value of the investments of the Funds, portfolios are determined using the following valuation techniques:

Portfolio securities that are traded on domestic stock exchanges are valued at the last price as of the close of business on the day the securities are being valued. Lacking any sales, securities are valued at the mean between closing bid and asked prices (except for the Loomis Sayles High Yield Bond Portfolio, which values such securities at last bid price). Securities trading primarily on non-domestic exchanges are valued at the preceding closing price on the exchange where it primarily trades (or in the case of Loomis Sayles High Yield Bond and Scudder Global Equity Portfolios, the last sale). A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors of its delegates. If no closing price is available, then such securities are valued, first, by using the mean between last current bid and asked prices or, second, by using the last available closing price (except for the Scudder Global Equity Portfolio which second values such securities at the last current bid, or, third, by using the last available price).

Domestic securities traded on over-the-counter markets are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities (except for the Loomis Sayles High Yield Bond Portfolio, which would value such security, first, at the last sale price and, second, at the bid price or the Scudder Global Equity and the Neuberger Berman Partners Mid Cap Value Portfolios that value such securities first, at last sale price and, second at last bid price). All non-U.S. securities traded on over-the-counter securities markets are valued at the last sale quote if market quotations are available, or the last closing bid price if there is no active trading in a particular security for a given day (except the Neuberger Berman Partners Mid Cap Value Portfolio which is valued at the mean between closing bid and asked prices). Where market quotations are not readily available for such non-domestic, over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors or its delegates believe accurately reflects fair value. Portfolio securities that are traded both on over-the-counter markets and on a stock exchange are valued according to the broadest and most representative market. For debt securities, this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available (e.g. certain long term bonds and notes) are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service retained for this purpose and typically utilized by other institutional-sized trading organizations.

Forward foreign exchange contracts are valued based on the closing prices of the forward currency contract rates in London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Short-term instruments with a remaining maturity of sixty days or less are valued utilizing the amortized cost method of valuation. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same method as securities having a maturity of more than sixty days.

Options on securities, indices, or futures contracts are valued at the last sales price available as of the close of business on the day of valuation. If no sales have occurred, options are valued at the mean between bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to market daily. The value of futures contracts will be the sum of the margin deposits plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated. For this purpose, value is the value established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Money Market Fund investments are valued utilizing the amortized cost method of valuation.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements
                    as of December 31, 2000 and 1999 and for
         Each of the Three Years in the Period Ended December 31, 2000
                                      and
                          Independent Auditors' Report

                         Independent Auditors' Report

The Board of Directors and Shareholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 9, 2001

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 and 1999
                             (Dollars in millions)

                                                                2000     1999
                                                              -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value.........  $112,445 $ 96,981
 Equity securities, at fair value...........................     2,193    2,006
 Mortgage loans on real estate..............................    21,951   19,739
 Real estate and real estate joint ventures.................     5,504    5,649
 Policy loans...............................................     8,158    5,598
 Other limited partnership interests........................     1,652    1,331
 Short-term investments.....................................       930    3,055
 Other invested assets......................................     2,898    1,501
                                                              -------- --------
 Total investments..........................................   155,731  135,860
Cash and cash equivalents...................................     3,419    2,789
Accrued investment income...................................     2,040    1,725
Premiums and other receivables..............................     8,732    6,681
Deferred policy acquisition costs...........................    10,497    9,070
Deferred income taxes.......................................       --       603
Other assets................................................     3,823    3,563
Separate account assets.....................................    70,250   64,941
                                                              -------- --------
 Total assets...............................................  $254,492 $225,232
                                                              ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits......................................  $ 81,966 $ 73,582
Policyholder account balances...............................    54,309   45,901
Other policyholder funds....................................     5,583    4,498
Policyholder dividends payable..............................     1,082      974
Policyholder dividend obligation............................       385      --
Short-term debt.............................................     1,094    4,208
Long-term debt..............................................     3,443    2,514
Current income taxes payable................................       127      548
Deferred income taxes payable...............................       742      --
Payables under securities loaned transactions...............    12,301    6,461
Other liabilities...........................................     7,076    7,915
Separate account liabilities................................    70,250   64,941
                                                              -------- --------
 Total liabilities..........................................   238,358  211,542
                                                              -------- --------
Commitments and contingencies (Note 10)
Company-obligated mandatorily redeemable securities of
 subsidiary trust...........................................       118      --
                                                              -------- --------
Stockholder's Equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................         5      --
Additional paid-in capital..................................    14,549      --
Retained earnings...........................................       407   14,100
Accumulated other comprehensive income (loss)...............     1,055     (410)
                                                              -------- --------
 Total stockholder's equity.................................    16,016   13,690
                                                              -------- --------
 Total liabilities and stockholder's equity.................  $254,492 $225,232
                                                              ======== ========


          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                       2000     1999     1998
                                                      -------  -------  -------
REVENUES
Premiums............................................  $16,263  $12,088  $11,503
Universal life and investment-type product policy
 fees...............................................    1,820    1,433    1,360
Net investment income...............................   11,773    9,816   10,228
Other revenues......................................    2,462    2,154    1,994
Net investment (losses) gains (net of amounts
 allocable to other accounts of $(54), $(67) and
 $608, respectively)................................     (418)     (70)   2,021
                                                      -------  -------  -------
 Total revenues.....................................   31,900   25,421   27,106
                                                      -------  -------  -------
EXPENSES
Policyholder benefits and claims (excludes amounts
 directly related to net investment gains (losses)
 of $41, $(21) and $368, respectively)..............   16,935   13,100   12,638
Interest credited to policyholder account balances..    2,935    2,441    2,711
Policyholder dividends..............................    1,913    1,690    1,651
Payments to former Canadian policyholders...........      327      --       --
Demutualization costs...............................      230      260        6
Other expenses (excludes amounts directly related to
 net investment (losses) gains of $(95), $(46) and
 $240, respectively)................................    8,134    6,755    8,019
                                                      -------  -------  -------
 Total expenses.....................................   30,474   24,246   25,025
                                                      -------  -------  -------
Income before provision for income taxes............    1,426    1,175    2,081
Provision for income taxes..........................      477      558      738
                                                      -------  -------  -------
Net income..........................................  $   949  $   617  $ 1,343
                                                      =======  =======  =======
Net income after April 7, 2000 (date of
 demutualization) (Note 1)..........................  $ 1,169
                                                      =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                                Accumulated Other
                                                           Comprehensive Income (Loss)
                                                      -------------------------------------
                                                                       Foreign    Minimum
                                 Additional           Net Unrealized  Currency    Pension
                          Common  Paid-in   Retained    Investment   Translation Liability
                          Stock   Capital   Earnings  Gains (Losses) Adjustment  Adjustment  Total
                          ------ ---------- --------  -------------- ----------- ---------- -------
Balance at January 1,
 1998...................  $ --    $   --    $12,140       $1,898        $ (31)     $ --     $14,007
Comprehensive income:
 Net income.............                      1,343                                           1,343
 Other comprehensive
  loss:
 Unrealized investment
  losses, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                    (358)                              (358)
 Foreign currency
  translation
  adjustments...........                                                 (113)                 (113)
 Minimum pension
  liability adjustment..                                                             (12)       (12)
                                                                                            -------
 Other comprehensive
  loss..................                                                                       (483)
                                                                                            -------
 Comprehensive income...                                                                        860
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 1998...................    --        --     13,483        1,540         (144)       (12)    14,867
Comprehensive loss:
 Net income.............                        617                                             617
 Other comprehensive
  loss:
 Unrealized investment
  losses, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                  (1,837)                            (1,837)
 Foreign currency
  translation
  adjustments...........                                                   50                    50
 Minimum pension
  liability adjustment..                                                              (7)        (7)
                                                                                            -------
 Other comprehensive
  loss..................                                                                     (1,794)
                                                                                            -------
 Comprehensive loss.....                                                                     (1,177)
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 1999...................    --        --     14,100         (297)         (94)       (19)    13,690
Policy credits and cash
 payments to eligible
 policyholders..........                     (2,958)                                         (2,958)
Common stock issued in
 demutualization........      5    10,917   (10,922)                                            --
Capital contribution
 from Parent............            3,632                                                     3,632
Dividends on common
 stock..................                       (762)                                           (762)
Comprehensive income:
 Net loss before date of
  demutualization.......                       (220)                                           (220)
 Net income after date
  of demutualization....                      1,169                                           1,169
 Other comprehensive
  income:
 Unrealized investment
  gains, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                   1,480                              1,480
 Foreign currency
  translation
  adjustments...........                                                   (6)                   (6)
 Minimum pension
  liability adjustment..                                                              (9)        (9)
                                                                                            -------
 Other comprehensive
  income................                                                                      1,465
                                                                                            -------
 Comprehensive income...                                                                      2,414
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 2000...................  $   5   $14,549   $   407       $1,183        $(100)     $ (28)   $16,016
                          =====   =======   =======       ======        =====      =====    =======



          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                    2000      1999      1998
                                                  --------  --------  --------
Cash flows from operating activities
Net Income....................................... $    949  $    617  $  1,343
 Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses.........      498       173        56
  Gains (losses) from sales of investments and
   businesses, net...............................      471       137    (2,629)
  Change in undistributed income of real estate
   joint ventures and other limited partnership
   interests.....................................     (200)     (322)      (91)
  Interest credited to other policyholder account
   balances......................................    2,935     2,441     2,711
  Universal life and investment-type product
   policy fees...................................   (1,820)   (1,433)   (1,360)
  Change in accrued investment income............     (171)      269      (181)
  Change in premiums and other receivables.......     (931)     (619)   (2,681)
  Change in deferred policy acquisition costs,
   net...........................................     (880)     (389)     (188)
  Change in insurance-related liabilities........    3,144     2,243     1,481
  Change in income taxes payable.................      246        22       251
  Change in other liabilities....................   (2,180)      857     2,390
  Other, net.....................................     (764)     (131)     (260)
                                                  --------  --------  --------
Net cash provided by operating activities........    1,297     3,865       842
                                                  --------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturities...............................   57,295    73,120    57,857
  Equity securities..............................      899       760     3,085
  Mortgage loans on real estate..................    2,163     1,992     2,296
  Real estate and real estate joint ventures.....      655     1,062     1,122
  Other limited partnership interests............      422       469       146
 Purchases of:
  Fixed maturities...............................  (63,991)  (72,253)  (67,543)
  Equity securities..............................     (863)     (410)     (854)
  Mortgage loans on real estate..................   (2,836)   (4,395)   (2,610)
  Real estate and real estate joint ventures.....     (407)     (341)     (423)
  Other limited partnership interests............     (660)     (465)     (723)
 Net change in short-term investments............    2,382    (1,577)     (761)
 Net change in policy loans......................     (315)        2       133
 Purchase of businesses, net of cash received....     (416)   (2,972)      --
 Proceeds from sales of businesses...............      877       --      7,372
 Net change in payable under securities loaned
  transactions...................................    5,840     2,692     3,769
 Other, net......................................     (623)      (73)     (183)
                                                  --------  --------  --------
Net cash provided by (used in) investing
 activities...................................... $    422  $ (2,389) $  2,683
                                                  --------  --------  --------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                   2000      1999      1998
                                                 --------  --------  --------
Cash flows from financing activities
 Policyholder account balances:
  Deposits...................................... $ 28,834  $ 18,428  $ 19,361
  Withdrawals...................................  (28,235)  (20,650)  (21,706)
 Net change in short-term debt..................   (3,114)      623    (1,002)
 Long-term debt issued..........................    1,230        44       693
 Long-term debt repaid..........................     (124)     (433)     (481)
 Capital contribution from Parent...............    3,632       --        --
 Cash payments to eligible policyholders........   (2,550)      --        --
 Dividends on common stock......................     (762)      --        --
                                                 --------  --------  --------
Net cash used in financing activities...........   (1,089)   (1,988)   (3,135)
                                                 --------  --------  --------
Change in cash and cash equivalents.............      630      (512)      390
Cash and cash equivalents, beginning of year....    2,789     3,301     2,911
                                                 --------  --------  --------
Cash and cash equivalents, end of year.......... $  3,419  $  2,789  $  3,301
                                                 ========  ========  ========
Supplemental disclosures of cash flow
 information:
Cash paid during the year for:
 Interest....................................... $    440  $    388  $    367
                                                 ========  ========  ========
 Income taxes................................... $    222  $    587  $    579
                                                 ========  ========  ========
Non-cash transactions during the year:
 Policy credits to eligible policyholders....... $    408  $    --   $    --
                                                 ========  ========  ========
 Business acquisitions--assets.................. $ 22,936  $  4,832  $    --
                                                 ========  ========  ========
 Business acquisitions--liabilities............. $ 22,437  $  1,860  $    --
                                                 ========  ========  ========
 Business dispositions--assets.................. $  1,879  $    --   $ 10,663
                                                 ========  ========  ========
 Business dispositions--liabilities............. $  1,686  $    --   $  3,691
                                                 ========  ========  ========
 Real estate acquired in satisfaction of debt... $     22  $     37  $     69
                                                 ========  ========  ========


          See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.Summary Of Significant Accounting Policies

 Business

  Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of institutional and individual customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance, reinsurance and retirement and savings products and services to corporations and other institutions.

 Basis of Presentation

  The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

  The preparation of financial statements in conformity GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

  The accompanying consolidated financial statements include the accounts of Metropolitan Life and subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. Intercompany accounts and transactions have been eliminated.

  The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

  Minority interest related to consolidated entities included in other liabilities was $479 million and $245 million at December 31, 2000 and 1999, respectively.

  Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2000 presentation.

 Demutualization

  On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company"), a Delaware corporation. The conversion was pursuant to an order by the New York Superintendent of Insurance ("Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

  On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Earnings After Date of Demutualization

  Net income after the date of demutualization is based on the results of operations after March 31, 2000, adjusted for the payments to the former Canadian policyholders and costs of demutualization recorded in April 2000 which are applicable to the period prior to April 7, 2000.

 Investments

  The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

  Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

  Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

  Policy loans are stated at unpaid principal balances.

  Short-term investments are stated at amortized cost, which approximates fair value.

 Derivative Instruments

  The Company uses derivative instruments to reduce the risk associated with changing market values or variable cash flows related to the Company's financial assets and liabilities. This objective is achieved through one of two principal risk management strategies: hedging the changes in fair value of financial assets, liabilities or firm commitments or hedging the variable cash flows of assets, liabilities or forecasted transactions. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception. The Company's derivative strategy employs a variety of instruments including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options.

  The Company's derivative program is monitored by senior management. The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the contracts. The Company has policies regarding the financial stability and credit standing of its major counterparties.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company uses derivative instruments to hedge designated risks. The hedge is expected to be highly effective in offsetting the designated risk at the inception of the contract. The Company monitors the effectiveness of its hedges throughout the contract term using an offset ratio of 80 to 125 percent as its minimum acceptable threshold for hedge effectiveness. During any period the derivative instruments are outside their threshold for hedge effectiveness, or if the relationship no longer qualifies as a hedge, all changes in the derivative's value are marked to market through net investment gains and losses.

  Gains or losses on financial futures contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, recorded as an adjustment to the basis of the purchased assets or to the proceeds on disposition. Gains or losses on financial futures used in asset risk management are deferred and amortized into net investment income over the remaining term of the investment. Gains or losses on financial futures used in portfolio risk management are deferred and amortized into net investment income or policyholder benefits over the remaining life of the hedged sector of the underlying portfolio.

  Financial forward contracts that are entered into to purchase securities are marked to fair value through other comprehensive income, similar to the accounting for the security to be purchased. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the contracted value. Gains or losses resulting from the termination of forward contracts are recognized immediately as a component of net investment gains (losses).

  Interest rate and certain foreign currency swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the term of the swap agreement as an adjustment to net investment income or other expenses. Gains or losses resulting from swap terminations are amortized over the remaining term of the underlying asset or liability. Gains and losses on swaps and certain foreign forward exchange contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, reflected as an adjustment to the basis of the purchased assets or to the proceeds of disposition. In the event the asset or liability underlying a swap is disposed of, the swap position is closed immediately and any gain or loss is recorded in net investment gains and losses.

  The Company periodically enters into collars, which consist of purchased put and written call options, to lock in unrealized gains on equity securities. Collars are marked to market through other comprehensive income (loss), similar to the accounting for the underlying equity securities.

  Purchased interest rate caps and floors are used to offset the risk of interest rate changes related to insurance liabilities. Premiums paid on floors, caps and options are amortized over the life of the applicable derivative instrument. Any gains or losses relating to these derivative instruments are deferred and are recognized as a component of net investment income over the original term of the derivative instrument.

 Cash and Cash Equivalents

  The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

 Property, Equipment and Leasehold Improvements

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from 10 to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,304 million and $1,224 million at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $120 million, $109 million and $116 million for the years ended December 31, 2000, 1999 and 1998, respectively.

 Deferred Policy Acquisition Costs

  The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

  Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

  Deferred policy acquisition costs related to internally replaced contracts are expensed at date of replacement.

  Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

  Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

  Information regarding deferred policy acquisition costs is as follows:

                                                        Years ended December
                                                                 31,
                                                        -----------------------
                                                         2000     1999    1998
                                                        -------  ------  ------
                                                        (Dollars in millions)
   Balance at January 1................................ $ 9,070  $7,028  $6,948
   Capitalization of policy acquisition costs..........   1,805   1,160   1,025
   Value of business acquired..........................   1,681     156      32
                                                        -------  ------  ------
       Total...........................................  12,556   8,344   8,005
                                                        -------  ------  ------
   Amortization allocated to:
     Net investment (losses) gains.....................     (95)    (46)    240
     Unrealized investment gains (losses)..............     596  (1,628)   (216)
     Other expenses....................................   1,472     930     641
                                                        -------  ------  ------
       Total amortization..............................   1,973    (744)    665
                                                        -------  ------  ------
   Dispositions and other..............................     (86)    (18)   (312)
                                                        -------  ------  ------
   Balance at December 31.............................. $10,497  $9,070  $7,028
                                                        =======  ======  ======

  On September 28, 1999, Metropolitan Life's board of directors adopted a plan of reorganization. Consequently, in the fourth quarter of 1999, Metropolitan Life was able to commit to state insurance regulatory authorities that it would establish investment sub-segments to further align investments with the traditional individual life business of the Individual Business segment. As a result, future dividends for the traditional individual life business will be determined based on the results of such investment sub-segments. Additionally, estimated future gross margins used to determine amortization of deferred policy acquisition costs and the amount of unrealized investment gains and losses relating to these products are based on investments in such sub-segments. Using the investments in the sub-segments to determine estimated gross margins and unrealized investment gains and losses increased 1999 amortization of deferred policy acquisition costs by $56 million, net of income taxes of $32 million, and decreased other comprehensive loss in 1999 by $123 million, net of income taxes of $70 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Goodwill

  The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period ranging from 10 to 30 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

                                                     Years ended December 31
                                                     --------------------------
                                                       2000     1999     1998
                                                     --------  -------  -------
                                                      (Dollars in millions)
Net Balance at January 1............................ $    611  $   404  $   359
Acquisitions........................................      279      237       67
Amortization........................................      (62)     (30)     (22)
Dispositions........................................     (125)     --       --
                                                     --------  -------  -------
Net Balance at December 31.......................... $    703  $   611  $   404
                                                     ========  =======  =======

                                                             December 31
                                                        -----------------------
                                                           2000        1999
                                                        ----------  -----------
                                                        (Dollars in millions)
Accumulated Amortization............................... $       74  $       118
                                                        ==========  ===========

 Future Policy Benefits and Policyholder Account Balances

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 11%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 12%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 11%.

  Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges and withdrawals.

  The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

 Policyholder Dividends

  Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

 Participating Business

  Participating business represented approximately 22% and 19% of the Company's life insurance in-force, and 81% and 83% of the number of life insurance policies in-force, at December 31, 2000 and 1999, respectively. Participating policies represented approximately 47% and 50%, 50% and 54%, and 45% and 47% of gross and net life insurance premiums for the years ended December 31, 2000, 1999 and 1998, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

 Income Taxes

  Metropolitan Life and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life is not subject to the equity tax after the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

 Reinsurance

  The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

 Foreign Currency Translation

  Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported in earnings.

 Application of Accounting Pronouncements


  Effective December 31, 2000, the Company early adopted Statement of Position ("SOP") 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts ("SOP 00-3"). SOP 00-3 provides guidance on accounting by insurance enterprises for demutualizations and the formation of mutual insurance holding companies, including the emergence of earnings from and the financial statement presentation of the closed block formed as a part of a demutualization. Adoption of SOP 00-3 did not have a material effect on the Company's consolidated results of operations other than the reclassification of demutualization costs as operating expenses rather than as an extraordinary item.

  Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing nor underwriting risk and 4) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

  In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 15, 2000. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

  Effective January 1, 1999, the Company adopted SOP 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. Adoption of the provisions of SOP 98-1 had the effect of increasing other assets by $82 million at December 31, 1999.

  Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

  In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133 ("SFAS 138"). In June 1999, the FASB also issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 deferred the provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") until January 1, 2001. SFAS 133 and SFAS 138 require, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 and SFAS 138, as of January 1, 2001, are required to be reported in income. The Company estimates that the cumulative effect of the adoption SFAS 133 and SFAS 138 will result in a $32 million, net of income taxes of $19 million, increase in other comprehensive income and an insignificant impact on net income.

  In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF No. 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company currently is in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.Investments

 Fixed Maturities and Equity Securities

  Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                    Gross Unrealized
                                                    -----------------
                                           Cost or
                                          Amortized                   Estimated
                                            Cost      Gain     Loss   Fair Value
                                          --------- -------- -------- ----------
                                                  (Dollars in millions)
   Fixed Maturities:
    Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..........  $  8,443  $  1,188 $     16  $  9,615
    States and political subdivisions...     1,563        79        3     1,639
    Foreign governments.................     5,153       341      153     5,341
    Corporate...........................    48,401     1,176    1,466    48,111
    Mortgage and asset-backed
     securities.........................    32,996       697      165    33,528
    Other...............................    13,872       384      366    13,890
                                          --------  -------- --------  --------
     Total bonds........................   110,428     3,865    2,169   112,124
    Redeemable preferred stocks.........       321       --       --        321
                                          --------  -------- --------  --------
     Total fixed maturities.............  $110,749  $  3,865 $  2,169  $112,445
                                          ========  ======== ========  ========
   Equity Securities:
    Common stocks.......................  $    872  $    785 $     55  $  1,602
    Nonredeemable preferred stocks......       577        19        5       591
                                          --------  -------- --------  --------
     Total equity securities............  $  1,449  $    804 $     60  $  2,193
                                          ========  ======== ========  ========

  Fixed maturities and equity securities at December 31, 1999 were as follows:
                                                    Gross Unrealized
                                                    -----------------
                                           Cost or
                                          Amortized                   Estimated
                                            Cost      Gain     Loss   Fair Value
                                          --------- -------- -------- ----------
                                                  (Dollars in millions)
   Fixed Maturities:
    Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..........  $  5,990  $    456 $    147  $  6,299
    States and political subdivisions...     1,583         4       45     1,542
    Foreign governments.................     4,090       210       94     4,206
    Corporate...........................    47,505       585    1,913    46,177
    Mortgage and asset-backed
     securities.........................    27,396       112      847    26,661
    Other...............................    12,235       313      462    12,086
                                          --------  -------- --------  --------
     Total bonds........................    98,799     1,680    3,508    96,971
    Redeemable preferred stocks.........        10       --       --         10
                                          --------  -------- --------  --------
     Total fixed maturities.............  $ 98,809  $  1,680 $  3,508  $ 96,981
                                          ========  ======== ========  ========
   Equity Securities:
    Common stocks.......................  $    980  $    921 $     35  $  1,866
    Nonredeemable preferred stocks......       151       --        11       140
                                          --------  -------- --------  --------
     Total equity securities............  $  1,131  $    921 $     46  $  2,006
                                          ========  ======== ========  ========

  The Company held foreign currency derivatives with notional amounts of $3,885 million and $4,002 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2000 and 1999, respectively.

  At December 31, 2000, fixed maturities at estimated fair values held by the Company that were below investment grade or not rated by an independent rating agency totaled $9,864 million. At December 31, 2000, non-income producing fixed maturities were insignificant.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The cost or amortized cost and estimated fair value of bonds at December 31, 2000, by contractual maturity date, are shown below:

                                                             Cost or
                                                            Amortized Estimated
                                                              Cost    Fair Value
                                                            --------- ----------
                                                                (Dollars in
                                                                 millions)
   Due in one year or less................................. $  3,465   $  3,460
   Due after one year through five years...................   21,041     21,275
   Due after five years through ten years..................   23,831     23,904
   Due after ten years.....................................   29,095     29,957
                                                            --------   --------
     Total.................................................   77,432     78,596
   Mortgage and asset-backed securities....................   32,996     33,528
                                                            --------   --------
     Total bonds........................................... $110,428   $112,124
                                                            ========   ========

  Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  Sales of securities classified as available-for-sale were as follows:

                                                         Years ended December
                                                                  31,
                                                        -----------------------
                                                         2000    1999    1998
                                                        ------- ------- -------
                                                         (Dollars in millions)
   Proceeds............................................ $46,205 $59,852 $46,913
   Gross investment gains.............................. $   599 $   605 $ 2,053
   Gross investment losses............................. $ 1,520 $   911 $   486

  Gross investment losses above exclude writedowns recorded during 2000 and 1999 for permanently impaired available-for-sale securities of $324 million and $133 million, respectively.

  Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

 Securities Lending Program

  The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $11,746 million and $6,458 million and estimated fair value of $12,289 million and $6,391 million were on loan under the program at December 31, 2000 and 1999, respectively. The Company was liable for cash collateral under its control of $12,301 million and $6,461 million at December 31, 2000 and 1999, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

 Assets on Deposit and Held in Trust

  The Company had investment assets on deposit with regulatory agencies with a fair market value of $597 million and $476 million at December 31, 2000 and 1999, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,234 million at December 31, 2000.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Mortgage Loans on Real Estate

  Mortgage loans on real estate were categorized as follows:

                                                           December 31
                                                 -------------------------------
                                                      2000            1999
                                                 --------------- ---------------
                                                 Amount  Percent Amount  Percent
                                                 ------- ------- ------- -------
                                                      (Dollars in millions)
   Commercial mortgage loans.................... $16,944    77%  $14,931    75%
   Agricultural mortgage loans..................   4,980    22     4,816    24
   Residential mortgage loans...................     110     1        82     1
                                                 -------   ---   -------   ---
     Total......................................  22,034   100%   19,829   100%
                                                           ===             ===
   Less: Valuation allowances...................      83              90
                                                 -------         -------
     Mortgage loans............................. $21,951         $19,739
                                                 =======         =======

  Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2000, approximately 16%, 7% and 6% of the properties were located in California, New York and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $540 million and $547 million at December 31, 2000 and 1999, respectively.

  Changes in mortgage loan valuation allowances were as follows:

                                                    Years ended December 31,
                                                    ---------------------------
                                                     2000      1999      1998
                                                    -------- --------  --------
                                                      (Dollars in millions)
   Balance at January 1............................ $    90  $    173  $    289
   Additions.......................................      38        40        40
   Deductions for writedowns and dispositions......     (74)     (123)     (130)
   Acquisitions (dispositions) of affiliates.......      29       --        (26)
                                                    -------  --------  --------
   Balance at December 31.......................... $    83  $     90  $    173
                                                    =======  ========  ========

  A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                               December 31,
                                                           ---------------------
                                                              2000       1999
                                                           ---------- ----------
                                                           (Dollars in millions)
   Impaired mortgage loans with valuation allowances...... $      592 $      540
   Impaired mortgage loans without valuation allowances...        330        437
                                                           ---------- ----------
     Total................................................        922        977
   Less: Valuation allowances.............................         77         83
                                                           ---------- ----------
     Impaired mortgage loans.............................. $      845 $      894
                                                           ========== ==========

  The average investment in impaired mortgage loans on real estate was $912 million, $1,134 million and $1,282 million for the years ended December 31, 2000, 1999 and 1998, respectively. Interest income on impaired mortgage loans was $76 million, $101 million and $109 million for the years ended December 31, 2000, 1999 and 1998, respectively.

  The investment in restructured mortgage loans on real estate was $784 million and $980 million at December 31, 2000 and 1999, respectively. Interest income of $62 million, $80 million and $74 million was recognized on restructured loans for the years ended December 31, 2000, 1999 and 1998, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $74 million, $92 million and $87 million for the years ended December 31, 2000, 1999 and 1998, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $40 million and $44 million at December 31, 2000 and 1999, respectively.

 Real Estate and Real Estate Joint Ventures

  Real estate and real estate joint ventures consisted of the following:

                                                           December 31,
                                                       ----------------------
                                                          2000        1999
                                                       ----------  ----------
                                                       (Dollars in millions)
   Real estate and real estate joint ventures held-
    for-investment.................................... $    5,495  $    5,440
   Impairments........................................       (272)       (289)
                                                       ----------  ----------
     Total............................................      5,223       5,151
                                                       ----------  ----------
   Real estate and real estate joint ventures held-
    for-sale..........................................        417         719
   Impairments........................................        (97)       (187)
   Valuation allowance................................        (39)        (34)
                                                       ----------  ----------
     Total............................................        281         498
                                                       ----------  ----------
       Real estate and real estate joint ventures..... $    5,504  $    5,649
                                                       ==========  ==========

  Accumulated depreciation on real estate was $2,337 million and $2,235 million at December 31, 2000 and 1999, respectively. Related depreciation expense was $224 million, $247 million and $282 million for the years ended December 31, 2000, 1999 and 1998, respectively.

  Real estate and real estate joint ventures were categorized as follows:

                                                           December 31,
                                                   -----------------------------
                                                        2000           1999
                                                   -------------- --------------
                                                   Amount Percent Amount Percent
                                                   ------ ------- ------ -------
                                                       (Dollars in millions)
   Office......................................... $3,635    66%  $3,846    68%
   Retail.........................................    586    10      587    10
   Apartments.....................................    558    10      474     8
   Land...........................................    202     4      258     5
   Agriculture....................................     84     2       96     2
   Other..........................................    439     8      388     7
                                                   ------   ---   ------   ---
     Total........................................ $5,504   100%  $5,649   100%
                                                   ======   ===   ======   ===

  The Company's real estate holdings are primarily located throughout the United States. At December 31, 2000, approximately 26%, 25% and 10% of the Company's real estate holdings were located in New York, California and Texas, respectively.

  Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                Years ended
                                                                December 31,
                                                               ----------------
                                                               2000  1999  1998
                                                               ----  ----  ----
                                                                (Dollars in
                                                                 millions)
   Balance at January 1....................................... $ 34  $ 33  $110
   Additions charged (credited) to operations.................   17    36    (5)
   Deductions for writedowns and dispositions.................  (12)  (35)  (72)
                                                               ----  ----  ----
   Balance at December 31..................................... $ 39  $ 34  $ 33
                                                               ====  ====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Investment income related to impaired real estate and real estate joint ventures held-for-investment was $45 million, $61 million and $105 million for the years ended December 31, 2000, 1999 and 1998, respectively. Investment income related to impaired real estate and real estate joint ventures held-for-sale was $18 million, $14 million and $3 million for the years ended December 31, 2000, 1999 and 1998, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $15 million and $22 million at December 31, 2000 and 1999, respectively.

  The Company owned real estate acquired in satisfaction of debt of $66 million and $47 million at December 31, 2000 and 1999, respectively.

 Leveraged Leases

  Leveraged leases, included in other invested assets, consisted of the following:

                                                             December 31,
                                                         ----------------------
                                                            2000        1999
                                                         ----------  ----------
                                                         (Dollars in millions)
   Investment........................................... $    1,002  $    1,016
   Estimated residual values............................        546         559
                                                         ----------  ----------
     Total..............................................      1,548       1,575
   Unearned income......................................       (384)       (417)
                                                         ----------  ----------
     Leveraged leases................................... $    1,164  $    1,158
                                                         ==========  ==========

  The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from three to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property.

 Net Investment Income

  The components of net investment income were as follows:

                                                          Years ended December
                                                                   31,
                                                         -----------------------
                                                          2000    1999    1998
                                                         ------- ------- -------
                                                          (Dollars in millions)
   Fixed maturities..................................... $ 8,529 $ 7,171 $ 6,990
   Equity securities....................................      41      40      78
   Mortgage loans on real estate........................   1,693   1,484   1,580
   Real estate and real estate joint ventures...........   1,407   1,426   1,529
   Policy loans.........................................     515     340     387
   Other limited partnership interests..................     142     199     196
   Cash, cash equivalents and short-term investments....     271     173     187
   Other................................................     192      91     406
                                                         ------- ------- -------
     Total..............................................  12,790  10,924  11,353
   Less: Investment expenses............................   1,017   1,108   1,125
                                                         ------- ------- -------
     Net investment income.............................. $11,773 $ 9,816 $10,228
                                                         ======= ======= =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Net Investment Gains (Losses)

  Net investment gains (losses), including changes in valuation allowances, were as follows:

                                                         Years ended December
                                                                 31,
                                                         ----------------------
                                                          2000    1999    1998
                                                         -------  -----  ------
                                                             (Dollars in
                                                              millions)
   Fixed maturities..................................... $(1,437) $(538) $  573
   Equity securities....................................     192     99     994
   Mortgage loans on real estate........................     (18)    28      23
   Real estate and real estate joint ventures...........     101    265     424
   Other limited partnership interests..................      (7)    33      13
   Sales of businesses..................................     632    --      531
   Other................................................      65    (24)     71
                                                         -------  -----  ------
     Total..............................................    (472)  (137)  2,629
   Amounts allocable to:
     Future policy benefit loss recognition.............     --     --     (272)
     Deferred policy acquisition costs..................      95     46    (240)
     Participating contracts............................    (126)    21     (96)
     Policyholder dividend obligation...................      85    --      --
                                                         -------  -----  ------
       Net investment (losses) gains.................... $  (418) $ (70) $2,021
                                                         =======  =====  ======

  Investment gains and losses have been reduced by (1) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, (2) deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses, (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts, and (4) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        Years ended December
                                                                 31,
                                                       -------------------------
                                                        2000     1999     1998
                                                       -------  -------  -------
                                                        (Dollars in millions)
   Fixed maturities................................... $ 1,696  $(1,828) $ 4,809
   Equity securities..................................     744      875      832
   Other invested assets..............................      70      165      154
                                                       -------  -------  -------
     Total............................................   2,510     (788)   5,795
                                                       -------  -------  -------
   Amounts allocable to:
     Future policy benefit loss recognition...........    (284)    (249)  (2,248)
     Deferred policy acquisition costs................     101      697     (931)
     Participating contracts..........................    (133)    (118)    (212)
     Policyholder dividend obligation.................    (385)     --       --
   Deferred income taxes..............................    (626)     161     (864)
                                                       -------  -------  -------
     Total............................................  (1,327)     491   (4,255)
                                                       -------  -------  -------
       Net unrealized investment gains (losses)....... $ 1,183  $  (297) $ 1,540
                                                       =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The changes in net unrealized investment gains (losses) were as follows:

                                                        Years ended December
                                                                 31,
                                                        -----------------------
                                                         2000    1999     1998
                                                        ------  -------  ------
                                                        (Dollars in millions)
   Balance at January 1...............................  $ (297) $ 1,540  $1,898
   Unrealized investment gains (losses) during the
    year..............................................   3,298   (6,583)   (870)
   Unrealized investment gains (losses) relating to:
     Future policy benefit loss recognition...........     (35)   1,999     (59)
     Deferred policy acquisition costs................    (596)   1,628     216
     Participating contracts..........................     (15)      94     100
     Policyholder dividend obligation.................    (385)     --      --
   Deferred income taxes..............................    (787)   1,025     255
                                                        ------  -------  ------
   Balance at December 31.............................  $1,183  $  (297) $1,540
                                                        ======  =======  ======
   Net change in unrealized investment gains (losses).  $1,480  $(1,837) $ (358)
                                                        ======  =======  ======

3. Derivative Instruments

  The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2000 and 1999:

                                          2000                                 1999
                          ------------------------------------ ------------------------------------
                                              Current Market                       Current Market
                                              or Fair Value                        or Fair Value
                          Carrying Notional ------------------ Carrying Notional ------------------
                           Value    Amount  Assets Liabilities  Value    Amount  Assets Liabilities
                          -------- -------- ------ ----------- -------- -------- ------ -----------
                                                    (Dollars in millions)
Financial futures.......    $23    $   254   $ 23     $--        $ 27   $ 3,140   $37      $ 10
Interest rate swaps.....     41      1,549     49        1        (32)    1,316    11        40
Floors..................    --         325      3      --         --        --    --        --
Caps....................    --       9,950    --       --           1    12,376     3       --
Foreign currency swaps..     (1)     1,469    267       85        --      4,002    26       103
Exchange traded options.      1         10    --         1        --        --    --        --
                            ---    -------   ----     ----       ----   -------   ---      ----
 Total contractual
  commitments...........    $64    $13,557   $342     $ 87       $ (4)  $20,834   $77      $153
                            ===    =======   ====     ====       ====   =======   ===      ====

  The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2000 and 1999:

                             December 31, 1999           Terminations/ December 31, 2000
                              Notional Amount  Additions  Maturities    Notional Amount
                             ----------------- --------- ------------- -----------------
                                                (Dollars in millions)
   BY DERIVATIVE TYPE
   Financial futures.......       $ 3,140       $14,255     $17,141         $   254
   Financial forwards......           --             12          12             --
   Interest rate swaps.....         1,316         1,605       1,372           1,549
   Floors..................           --            325         --              325
   Caps....................        12,376         1,000       3,426           9,950
   Foreign currency swaps..         4,002           687       3,220           1,469
   Exchange traded options.           --             41          31              10
                                  -------       -------     -------         -------
     Total contractual com-
      mitments.............       $20,834       $17,925     $25,202         $13,557
                                  =======       =======     =======         =======
   BY STRATEGY
   Liability hedging.......       $12,571       $ 2,876     $ 3,830         $11,617
   Invested asset hedging..         4,215           781       3,310           1,686
   Portfolio hedging.......         2,021        14,255      16,022             254
   Anticipated transaction
    hedging................         2,027            13       2,040             --
                                  -------       -------     -------         -------
     Total contractual com-
      mitments.............       $20,834       $17,925     $25,202         $13,557
                                  =======       =======     =======         =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2000:

                                                    Remaining Life
                             -------------------------------------------------------------
                             One Year   After One Year   After Five Years
                             or Less  Through Five Years Through Ten Years After Ten Years  Total
                             -------- ------------------ ----------------- --------------- -------
                                                     (Dollars in millions)
   Financial futures.......   $  254        $  --             $  --             $--        $   254
   Interest rate swaps.....      243           714               268             324         1,549
   Floors..................      --            --                325             --            325
   Caps....................    5,210         4,740               --              --          9,950
   Foreign currency swaps..       91           508               685             185         1,469
   Exchange traded options.       10           --                --              --             10
                              ------        ------            ------            ----       -------
    Total contractual
     commitments...........   $5,808        $5,962            $1,278            $509       $13,557
                              ======        ======            ======            ====       =======

4.Fair Value Information

  The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  Amounts related to the Company's financial instruments were as follows:

                                                    Notional Carrying Estimated
                                                     Amount   Value   Fair Value
   December 31, 2000                                -------- -------- ----------
                                                       (Dollars in millions)
   Assets:
     Fixed maturities.............................           $112,445  $112,445
     Equity securities............................              2,193     2,193
     Mortgage loans on real estate................             21,951    22,847
     Policy loans.................................              8,158     8,914
     Short-term investments.......................                930       930
     Cash and cash equivalents....................              3,419     3,419
     Mortgage loan commitments....................    $534        --         17
   Liabilities:
     Policyholder account balances................             43,196    42,958
     Short-term debt..............................              1,094     1,094
     Long-term debt...............................              3,443     3,343
     Payable under securities loaned transactions.             12,301    12,301
   Other:
     Company-obligated mandatorily redeemable
      securities of subsidiary trust..............                118       118

                                                    Notional Carrying Estimated
                                                     Amount   Value   Fair Value
   December 31, 1999                                -------- -------- ----------
                                                       (Dollars in millions)
   Assets:
     Fixed maturities.............................           $ 96,981  $ 96,981
     Equity securities............................              2,006     2,006
     Mortgage loans on real estate................             19,739    19,452
     Policy loans.................................              5,598     5,618
     Short-term investments.......................              3,055     3,055
     Cash and cash equivalents....................              2,789     2,789
     Mortgage loan commitments....................    $465        --         (7)
   Liabilities:
     Policyholder account balances................             37,170    36,893
     Short-term debt..............................              4,208     4,208
     Long-term debt...............................              2,514     2,466
     Payable under securities loaned transactions.              6,461     6,461

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

 Fixed Maturities and Equity Securities

  The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

 Mortgage Loans on Real Estate and Mortgage Loan Commitments

  Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

 Policy Loans

  Fair values for policy loans are estimated by discounting expected future cash flows using U.S. Treasury rates to approximate interest rates and the Company's past experiences to project patterns of loan accrual and repayment characteristics.

 Cash and Cash Equivalents and Short-term Investments

  The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

 Policyholder Account Balances

  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

 Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trust

  The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trust are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

 Derivative Instruments

  The fair value of derivative instruments, including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.Employee Benefit Plans

 Pension Benefit and Other Benefit Plans

  The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of Metropolitan Life and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

  The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       December 31,
                                                ------------------------------
                                                   Pension          Other
                                                  Benefits        Benefits
                                                --------------  --------------
                                                 2000    1999    2000    1999
                                                ------  ------  ------  ------
                                                   (Dollars in millions)
Change in projected benefit obligation:
  Projected benefit obligation at beginning of
   year........................................ $3,737  $3,920  $1,483  $1,708
    Service cost...............................     98     100      29      28
    Interest cost..............................    291     271     113     107
    Acquisitions...............................    107     --       37     --
    Actuarial losses (gains)...................    176    (260)     59    (281)
    Curtailments and terminations..............     (3)    (22)      2      10
    Change in benefits.........................     (2)    --      (86)    --
    Benefits paid..............................   (259)   (272)    (95)    (89)
                                                ------  ------  ------  ------
Projected benefit obligation at end of year....  4,145   3,737   1,542   1,483
                                                ------  ------  ------  ------
Change in plan assets:
  Contract value of plan assets at beginning of
   year........................................  4,726   4,403   1,199   1,123
    Actual return on plan assets...............     54     575     179     141
    Acquisitions...............................     79     --      --      --
    Employer contribution......................     19      20       3      24
    Benefits paid..............................   (259)   (272)    (63)    (89)
                                                ------  ------  ------  ------
Contract value of plan assets at end of year...  4,619   4,726   1,318   1,199
                                                ------  ------  ------  ------
Over (under) funded............................    474     989    (224)   (284)
Unrecognized net asset at transition...........    (31)    (66)    --      --
Unrecognized net actuarial losses (gains)......      2    (564)   (478)   (487)
Unrecognized prior service cost................    109     127     (89)     (2)
                                                ------  ------  ------  ------
Prepaid (accrued) benefit cost................. $  554  $  486  $ (791) $ (773)
                                                ------  ------  ------  ------
Qualified plan prepaid pension cost............ $  775  $  632
Non-qualified plan accrued pension cost........   (263)   (182)
Unamortized prior service cost.................     14      17
Accumulated other comprehensive income.........     28      19
                                                ------  ------
Prepaid benefit cost........................... $  554  $  486
                                                ======  ======

  The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                               Non-Qualified
                             Qualified Plan        Plan             Total
                             ----------------  --------------  ----------------
                              2000     1999     2000    1999    2000     1999
                             -------  -------  ------  ------  -------  -------
                                         (Dollars in millions)
Aggregate projected benefit
 obligation................  $(3,775) $(3,482) $ (370) $ (255) $(4,145) $(3,737)
Aggregate contract value of
 plan assets (principally
 Company contracts)........    4,619    4,726     --      --     4,619    4,726
                             -------  -------  ------  ------  -------  -------
Over (under) funded........  $   844  $ 1,244  $ (370) $ (255) $   474  $   989
                             =======  =======  ======  ======  =======  =======

  The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                         Pension Benefits     Other Benefits
                                       ---------------------  ---------------
                                         2000        1999      2000    1999
                                       ---------  ----------  ------  -------
Weighted average assumptions at
 December 31:
  Discount rate....................... 6.9%-7.75% 6.25%-7.75% 6%-7.5% 6%-7.75%
  Expected rate of return on plan
   assets.............................      8%-9%    8%-10.5%   6%-9%    6%-9%
  Rate of compensation increase.......      4%-6%   4.5%-8.5%    N/A      N/A

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were 6.5% per year for pre-Medicare eligible claims and 6% for Medicare eligible claims in 2000 and 1999.

  Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                       One Percent One Percent
                                                        Increase    Decrease
                                                       ----------- -----------
                                                        (Dollars in millions)
   Effect on total of service and interest cost
    components........................................    $ 16        $ 13
   Effect of accumulated postretirement benefit
    obligation........................................    $143        $118

  The components of periodic benefit costs were as follows:

                                         Pension Benefits     Other Benefits
                                         -------------------  ----------------
                                         2000   1999   1998   2000  1999  1998
                                         -----  -----  -----  ----  ----  ----
                                              (Dollars in millions)
   Service cost......................... $  98  $ 100  $  90  $ 29  $ 28  $ 31
   Interest cost........................   291    271    257   113   107   114
   Expected return on plan assets.......  (420)  (363)  (337)  (97)  (89)  (79)
   Amortization of prior actuarial
    gains...............................   (19)    (6)   (11)  (22)  (11)  (13)
   Curtailment (credit) cost............    (3)   (17)   (10)    2    10     4
                                         -----  -----  -----  ----  ----  ----
   Net periodic benefit (credit) cost... $ (53) $ (15) $ (11) $ 25  $ 45  $ 57
                                         =====  =====  =====  ====  ====  ====

 Savings and Investment Plans

  The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $65 million, $45 million and $43 million for the years ended December 31, 2000, 1999 and 1998, respectively.

6.Closed Block

  On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings. Amounts reported at April 7, 2000 and for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transaction from April 1, 2000 through April 6, 2000 are not considered material).

  Closed block liabilities and assets designated to the closed block at December 31, 2000 and April 7, 2000 were as follows:

                                                                        April
                                                          December 31,   7,
                                                          ------------ -------
                                                              2000      2000
                                                          ------------ -------
                                                              (Dollars in
                                                               millions)
   Closed Block Liabilities
   Future policy benefits................................   $39,415    $38,661
   Other policyholder funds..............................       278        321
   Policyholder dividends payable........................       740        747
   Policyholder dividend obligation......................       385        --
   Payable under securities loaned transactions..........     3,268      1,856
   Other.................................................        37        330
                                                            -------    -------
       Total closed block liabilities....................    44,123     41,915
                                                            -------    -------
   Assets Designated To The Closed Block
   Investments:
     Fixed maturities available-for-sale, at fair value
      (amortized cost: $25,660 and $24,725)..............    25,634     23,940
     Equity securities, at fair value (cost: $51)........        54        --
     Mortgage loans on real estate.......................     5,801      4,744
     Policy loans........................................     3,826      3,762
     Short-term investments..............................       223        168
     Other invested assets...............................       248        325
                                                            -------    -------
       Total investments.................................    35,786     32,939
   Cash and cash equivalents.............................       661        655
   Accrued investment income.............................       557        538
   Deferred income taxes.................................     1,234      1,390
   Premiums and other receivables........................       117        267
                                                            -------    -------
       Total assets designated to the closed block.......    38,355     35,789
                                                            -------    -------
   Excess of closed block liabilities over assets
    designated to the closed block.......................     5,768      6,126
                                                            -------    -------
   Amounts included in other comprehensive loss:
     Net unrealized investment loss, net of deferred
      income tax
      of $9 and $287.....................................       (14)      (498)
     Allocated to policyholder dividend obligation, net
      of
      deferred income tax of $143........................      (242)       --
                                                            -------    -------
                                                               (256)      (498)
                                                            -------    -------
   Maximum future earnings to be recognized from closed
    block assets and liabilities.........................   $ 5,512    $ 5,628
                                                            =======    =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Information regarding the policyholder dividend obligation is as follows:

                            (Dollars in millions)
                            ---------------------
   Balance at April 7,
    2000...................         $--
   Change in policyholder
    dividend obligation....           85
   Net investment losses...          (85)
   Net unrealized
    investment gains at
    December 31, 2000......          385
                                    ----
   Balance at December 31,
    2000...................         $385
                                    ====

  Closed block revenues and expenses were as follows:

                                                           April 7, 2000 through
                                                             December 31, 2000
                                                           ---------------------
                                                           (Dollars in millions)
   REVENUES
   Premiums..............................................         $2,900
   Net investment income.................................          1,949
   Net investment losses (net of amounts allocable to the
    policyholder dividend obligation of $(85))...........           (150)
                                                                  ------
     Total revenues......................................          4,699
                                                                  ------
   EXPENSES
   Policyholder benefits and claims......................          2,874
   Policyholder dividends................................          1,132
   Change in policyholder dividend obligation (includes
    amounts directly related to net investment losses of
    $(85))...............................................             85
   Other expenses........................................            425
                                                                  ------
     Total expenses......................................          4,516
                                                                  ------
   Revenues net of expenses before income taxes..........            183
   Income taxes..........................................             67
                                                                  ------
   Revenues net of expenses and income taxes.............         $  116
                                                                  ======

  The change in maximum future earnings of the closed block was as follows:

                                                           (Dollars in millions)
   April 7, 2000..........................................        $5,628
   December 31, 2000......................................         5,512
                                                                  ------
   Change during the period...............................        $ (116)
                                                                  ======

  The Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of reorganization. The Company also charges the closed block for expenses of maintaining the policies included in the closed block.

7.Separate Accounts

  Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $53,656 million and $47,618 million at December 31, 2000 and 1999, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $16,594 million and $17,323 million at December 31, 2000 and 1999, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $667 million, $485 million and $413 million for the years ended December 31, 2000, 1999 and 1998, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 6.9% and 6.5% at December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $15,708 million and $16,874 million in fixed maturities at December 31, 2000 and 1999, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

8.Debt

  Debt consisted of the following:

                                                             December 31,
                                                         ---------------------
                                                            2000       1999
                                                         ---------- ----------
                                                         (Dollars in millions)
   Surplus notes, interest rates ranging from 6.30% to
    7.80%, maturity dates ranging from 2003 to 2025....  $    1,650 $    1,546
   Capital note, interest at 8.00%, due 2005...........       1,006        --
   Investment related exchangeable debt, interest rates
    ranging from 4.90% to 5.40%, due 2001 and 2002.....         271        369
   Fixed rate notes, interest rates ranging from 5.29%
    to 10.50%, maturity dates ranging from 2001 to
    2009...............................................         316        187
   Senior notes, interest rates ranging from 7.06% to
    7.25%, maturity dates ranging from 2003 to 2007....          98        270
   Capital lease obligations...........................          42         44
   Other notes with varying interest rates.............          60         98
                                                         ---------- ----------
   Total long-term debt................................       3,443      2,514
   Total short-term debt...............................       1,094      4,208
                                                         ---------- ----------
     Total.............................................  $    4,537 $    6,722
                                                         ========== ==========

  Metropolitan Life and certain of its subsidiaries maintain committed and unsecured credit facilities aggregating $2,000 million (five-year facility of $1,000 million expiring in April 2003 and a 364-day facility of $1,000 million expiring in April of 2001). Both facilities bear interest at LIBOR plus 20 basis points. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 2000, there were no outstanding borrowings under either of the facilities.

  Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $178 million (two three-year facilities of $140 million and $22 million expiring May 2003 and a three month $16 million revolving line of credit). The interest on borrowing is based on the terms of each specific borrowing. At December 31, 2000, there was $98 million outstanding under these facilities. Subsequent to December 31, 2000, RGA amended its revolving line of credit agreement into a $20 million facility.

  Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003.

  Each issue of investment related debt is payable in cash or by delivery of an underlying security owned by the Company. The amount payable at maturity of the debt is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2000, the underlying securities pledged as collateral has a market value of $295 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  In connection with the demutualization, Metropolitan Life issued to the Holding Company a mandatorily convertible note bearing interest at an annual rate of 8.00% of the principal amount of $1,006 million, payable quarterly in arrears commencing August 15, 2000 and maturing on May 15, 2005. The principal amount of the capital note is mandatorily convertible into common stock of Metropolitan Life upon maturity or acceleration of the capital note and without any further action by the Holding Company or Metropolitan Life. In addition, the capital note provides that Metropolitan Life may not make any payment of principal or interest on the capital note so long as specified payment restrictions exist and have not been waived by the Superintendent. Payment restrictions would exist if Metropolitan Life fails to exceed certain thresholds relative to the level of its statutory risk-based capital or the amount of its outstanding capital notes, surplus notes or similar obligations. At December 31, 2000, Metropolitan Life's statutory total adjusted capital exceeded these limitations.

  The aggregate maturities of long-term debt for the Company are $172 million in 2001, $210 million in 2002, $500 million in 2003, $14 million in 2004,
$1,398 million in 2005 and $1,149 million thereafter.

  Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 6.60% and 6.05% and a weighted average maturity of 44 and 74 days at December 31, 2000 and 1999, respectively.

  Interest expense related to the Company's indebtedness was $417 million, $384 million and $333 million for the years ended December 31, 2000, 1999 and 1998, respectively.

9.Company-obligated Mandatorily Redeemable Securities Of Subsidiary Trust

  In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding at December 31, 2000 were $118 million, net of unamortized discount of $7 million.

10.Commitments And Contingencies

 Litigation

  Metropolitan Life is currently a defendant in approximately 500 lawsuits raising allegations of improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

  On December 28, 1999, after a fairness hearing, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving a multidistrict litigation proceeding involving alleged sales practices claims. No appeal was taken, and the settlement is final. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

  In addition to dismissing the consolidated class actions, the District Court's order also bars sales practices claims by class members with respect to policies or annuities issued by the defendant insurers during the class period, effectively resolving all pending sales practices class actions against these insurers in the United States.

  Under the terms of the order, only those class members who excluded themselves from the settlement may continue an existing, or start a new, sales practices lawsuit against Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company for policies or annuities issued during the class period. Approximately 20,000 class members elected to exclude themselves from the settlement. At December 31, 2000, approximately 300 of these "opt-outs" have filed new individual lawsuits.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The settlement provides three forms of relief. General relief, in the form of free death benefits, is provided automatically to class members who did not exclude themselves from the settlement or who did not elect the claim evaluation procedures set forth in the settlement. The claim evaluation procedures permit a class member to have a claim evaluated by a third party under procedures set forth in the settlement. Claim awards made under the claim evaluation procedures will be in the form of policy adjustments, free death benefits or, in some instances, cash payments. In addition, class members who have or had an ownership interest in specified policies will also automatically receive deferred acquisition cost tax relief in the form of free death benefits. The settlement fixes the aggregate amounts that are available under each form of relief. Implementation of the class action settlement is proceeding.

  Metropolitan Life expects that the total cost of the settlement will be approximately $957 million. This amount is equal to the amount of the increase in liabilities for the death benefits and policy adjustments and the present value of expected cash payments to be provided to included class members, as well as attorneys' fees and expenses and estimated other administrative costs, but does not include the cost of litigation with policyholders who are excluded from the settlement. The Company believes that the cost of the settlement will be substantially covered by available reinsurance and the provisions made in the consolidated financial statements, and thus will not have a material adverse effect on its business, results of operations or financial position. Metropolitan Life made some recoveries in 2000 under those reinsurance agreements and, although there is no assurance that other reinsurance claim submissions will be paid, Metropolitan Life believes payment is likely to occur. The Company believes it has made adequate provision in the consolidated financial statements for all probable losses for sales practices claims, including litigation costs involving policyholders who are excluded from the settlement as well as for the two class action settlements described in the two paragraphs immediately following the next paragraph.

  The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada. A certified class action with conditionally certified subclasses is pending in the United States District Court for the Southern District of New York against Metropolitan Life, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants alleging improper sales abroad; settlement discussions are continuing.

  Separate from the Metropolitan Life class action settlement, similar sales practices class action litigation against New England Mutual Life Insurance Company ("New England Mutual"), with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, has been settled. The New England Mutual case, a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts, involves approximately 600,000 life insurance policies sold during the period January 1, 1983 through August 31, 1996. The settlement of this case was approved by the District Court in October 2000 and is not being appealed. Implementation of the class action settlement is proceeding. The Company expects that the total cost of this settlement will be approximately $150 million. Approximately 2,400 class members opted-out of the settlement. As of December 31, 2000, New England Mutual was a defendant in approximately 30 opt-out lawsuits involving sales practices claims.

  The settlement of the consolidated multidistrict sales practices class action case against General American was approved by the United States District Court for the Eastern District of Missouri. The General American case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. One appeal has been filed. The Company expects that the approximate cost of the settlement will be $55 million, not including legal fees and costs for plaintiffs' counsel. The District Court has scheduled a hearing in March 2001 with respect to plaintiffs' class counsels' request for such fees and costs. Approximately 700 class members have elected to exclude themselves from the General American settlement. As of December 31, 2000, General American was a defendant in approximately ten opt-out lawsuits involving sales practices claims.

  In the past, some individual sales practices claims have been resolved through settlement, have been won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Metropolitan Life is also a defendant in numerous lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate. The number of such cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

  Significant portions of amounts paid in settlement of such cases have been funded with proceeds from a previously-resolved dispute with Metropolitan Life's primary, umbrella and first level excess liability insurance carriers. Metropolitan Life was involved in litigation with several of its excess liability insurers regarding amounts payable under its policies with respect to coverage for these claims. The trial court granted summary judgment to these insurers and Metropolitan Life appealed. The Connecticut Supreme Court in 2001 affirmed the decision of the trial court. The Company believes that Metropolitan Life's asbestos-related litigation with these insurers should have no effect on its recoveries under excess insurance policies that were obtained in 1998 for asbestos-related claims.

  The Company has recorded, in other expenses, charges of $15 million ($10 million after-tax), $499 million ($317 million after-tax), and $1,895 million ($1,203 million after-tax) for the years ended December 31, 2000, 1999, and 1998, respectively, for sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products. The 2000 charge was principally related to sales practices claims. The 1999 charge was principally related to the settlement of the multidistrict litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs. The 1998 charge was comprised of $925 million and $970 million for sales practices claims and asbestos-related claims, respectively. The Company recorded the charges for sales practices claims in 1998 based on preliminary settlement discussions and the settlement history of other insurers.

  Prior to the fourth quarter of 1998, Metropolitan Life established a liability for asbestos-related claims based on settlement costs for claims that Metropolitan Life had settled, estimates of settlement costs for claims pending against Metropolitan Life and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386 million. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against Metropolitan Life, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against Metropolitan Life.

  During 1998, Metropolitan Life decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims. In connection with the negotiations with the casualty insurers to obtain this insurance, Metropolitan Life obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

  . Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against Metropolitan Life in the future

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES was significantly greater than it had assumed in its accruals. The number of claims brought against Metropolitan Life is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which Metropolitan Life is included as a defendant. The information provided to Metropolitan Life relating to other insureds indicated that Metropolitan Life had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

  . Information derived from actuarial calculations Metropolitan Life made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience (which reflected Metropolitan Life's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

  Based on this information, Metropolitan Life concluded that certain claims that previously were considered as only reasonably possible of assertion were probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, Metropolitan Life increased its liability for asbestos-related claims to $1,278 million at December 31, 1998.

  During 1998, Metropolitan Life paid $1,407 million of premiums for excess of loss reinsurance agreements and excess insurance policies, consisting of $529 million for the excess of loss reinsurance agreements for sales practices claims and excess mortality losses and $878 million for the excess insurance policies for asbestos-related claims.

  Metropolitan Life obtained the excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. These reinsurance agreements have a maximum aggregate limit of $650 million, with a maximum sublimit of $550 million for losses for sales practices claims. This coverage is in excess of an aggregate self-insured retention of $385 million with respect to sales practices claims and $506 million, plus Metropolitan Life's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. At December 31, 1999, the subject losses under the reinsurance agreements due to sales practices claims and related counsel fees from the time Metropolitan Life entered into the reinsurance agreements did not exceed that self-insured retention. No recoveries were made with respect to the coverage for excess mortality losses for 1999. As noted above, recoveries have been made in 2000 under the reinsurance agreements for the sales practices claims. The maximum sublimit of $550 million for sales practices claims was within a range of losses that management believed were reasonably possible at December 31, 1998. Each excess of loss reinsurance agreement for sales practices claims and mortality losses contains an experience fund, which provides for payments to Metropolitan Life at the commutation date if experience is favorable at such date. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 2000, 1999 and 1998 would not be significant.

  Under reinsurance accounting, the excess of the liability recorded for sales practices losses recoverable under the agreements of $550 million over the premium paid of $529 million resulted in a deferred gain of $21 million which was amortized into income over the settlement period from January 1999 through April 2000. Under deposit accounting, the premium would be recorded as an other asset rather than as an expense, and the reinsurance loss recoverable and the deferred gain would not have been recorded. Because the agreements also contain an experience fund which increases with the passage of time, the increase in the experience fund in 1999 and 2000 under deposit accounting would be recognized as interest income in an amount approximately equal to the deferred gain that was amortized into income under reinsurance accounting.

  The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention ($878 million of which was recorded as a recoverable at

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2000, 1999 and 1998). The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund.

  The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for sales practices and asbestos-related claims.

  With respect to Metropolitan Life's asbestos litigation, estimates can be uncertain due to the limitations of available data and the difficulty of predicting with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to settle claims and the impact of any possible future adverse verdicts and their amounts. Recent bankruptcies of other companies involved in asbestos litigation may result in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of recent bankruptcy filings by certain other defendants. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements. Metropolitan Life will continue to study the variables in light of additional information, including legislative and judicial developments, gained over time in order to identify trends that may become evident and to assess their impact on the previously established liability; future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

  A purported class action suit involving policyholders in four states has been filed in a Rhode Island state court against a Metropolitan Life subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. The trial court recently denied a motion by Metropolitan Property and Casualty Insurance Company for summary judgment, and discovery has commenced. A class certification motion has been denied. Similar "diminished value" purported class action suits have been filed in Texas and Tennessee against Metropolitan Property and Casualty Insurance Company. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida by a policyholder alleging breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. A motion for class certification is pending. In addition, a plaintiff in Louisiana state court recently amended an individual lawsuit to state a putative class action on behalf of Louisiana insureds challenging the method that Metropolitan Property and Casualty Insurance Company uses to determine the value of a motor vehicle that has sustained a total loss. A class certification motion is pending. These suits are in the early stages of litigation and Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company intend to defend themselves vigorously against these suits. Similar suits have been filed against many other personal lines property and casualty insurers.

  The United States, the Commonwealth of Puerto Rico and various hotels and individuals have sued MetLife Capital Corporation, a former subsidiary of the Company, seeking damages for clean up costs, natural resource damages, personal injuries and lost profits and taxes based upon, among other things, a release of oil from a barge which was being towed by the M/V Emily S. In connection with the sale of MetLife Capital, the Company acquired MetLife Capital's potential liability with respect to the M/V Emily S. lawsuits. MetLife Capital had entered into a sale and leaseback financing arrangement with respect to the M/V Emily S. The plaintiffs have taken the position that MetLife Capital, as the owner of record of the M/V Emily S., is responsible for all damages caused by the barge, including the oil spill. The claims of the governments of the United States and Puerto Rico were settled in 2000 within amounts previously accrued by the Company.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Metropolitan Life has completed a tender offer to purchase the shares of Conning Corporation that it had not already owned. After Metropolitan Life had announced its intention to make a tender offer, three putative class actions were filed by Conning shareholders alleging that the prospective offer was inadequate and constituted a breach of fiduciary duty. The parties to the litigation have reached an agreement providing for a settlement of the actions; a motion seeking court approval for the settlement will be filed with the New York State Supreme Court in New York County after a final agreement is signed.

  Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the Supreme Court of the State of New York for New York County have been consolidated within the commercial part. In addition, there remains a separate purported class action in New York state court in New York County and another in Kings County. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting. Some of the plaintiffs in the above described actions have also brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the New York Superintendent of Insurance that approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. Another purported class action is pending in the Supreme Court of the State of New York for New York County and has been brought on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. A purported class action was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions. The defendants have moved to dismiss most of these actions; the Kings County action and the Article 78 proceeding are being voluntarily held in abeyance.

  Three lawsuits were also filed against Metropolitan Life in 2000 in the United States District Courts for the Southern District of New York, for the Eastern District of Louisiana, and for the District of Kansas, alleging racial discrimination in the marketing, sale, and administration of life insurance policies, including "industrial" life insurance policies, sold by Metropolitan Life decades ago. The plaintiffs in these three purported class actions seek unspecified compensatory damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. Metropolitan Life believes it has meritorious defenses to the plaintiffs' claims and is contesting vigorously plaintiffs' claims in these actions. Metropolitan Life has successfully transferred the Louisiana action to the United States District Court for the Southern District of New York and has also filed a motion to transfer the Kansas action to the same court. Metropolitan Life has moved for summary judgment in the two actions pending in New York, citing the applicable statute of limitations. The New York cases are scheduled for trial in November 2001.

  Insurance departments in a number of states have initiated inquiries in 2000 about possible race-based underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in the respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has commenced examinations of certain domestic life insurance companies, including Metropolitan Life and certain of its subsidiaries, concerning possible past race-based underwriting practices.

  Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

 Leases

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and subrental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                         Gross
                                                        Rental Sublease  Rental
                                                        Income  Income  Payments
                                                        ------ -------- --------
                                                         (Dollars in millions)
   2001................................................ $  881   $17      $145
   2002................................................    679    15       114
   2003................................................    631    12        93
   2004................................................    574    11        76
   2005................................................    538    11        61
   Thereafter..........................................  2,322    21       264

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,311 million and $1,131 million at December 31, 2000 and 1999, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

11.Acquisitions and Dispositions

 Acquisitions

  On January 6, 2000, Metropolitan Life completed its acquisition of GenAmerica for $1.2 billion. As part of the GenAmerica acquisition, General American Life Insurance Company paid Metropolitan Life a fee of $120 million in connection with the assumption of certain funding agreements. The fee has been considered as part of the purchase price of GenAmerica. GenAmerica is a holding company which includes General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock, a provider of reinsurance, and 61% of the outstanding shares of Conning Corporation ("Conning") common stock, an asset manager. Metropolitan Life owned 10% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. At December 31, 2000 Metropolitan Life's ownership percentage of the outstanding shares of RGA common stock was approximately 59%.

  In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company's total revenues and net income for the year ended December 31, 1999 on both a historical and pro forma basis as if the acquisition of GenAmerica had occurred on January 1, 1999 were as follows:

                                                       Total Revenues Net Income
                                                       -------------- ----------
                                                         (Dollars in millions)
   Historical.........................................    $25,421        $617
   Pro forma (unaudited)..............................    $29,278        $403

  The pro forma results include adjustments to give effect to the amortization of discounts on fixed maturities, goodwill and value of business acquired, adjustments to liabilities for future policy benefits, and certain other adjustments, together with related income tax effects. The pro forma information is not necessarily indicative of the results that would have occurred had the purchase been made on January 1, 1999 or the future results of the combined operations.

 Dispositions

  During 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Effective October 31, 2000, the Company sold Exeter Reassurance Company, Ltd. ("Exeter") to the Holding Company and recorded an investment loss of $27 million.

  During 1998, the Company sold MetLife Capital Holdings, Inc. (a commercial financing company) and a substantial portion of its Canadian and Mexican insurance operations, which resulted in an investment gain of $531 million.

12. Income Taxes

  The provision for income taxes was as follows:

                                                    Years ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  --------  --------
                                                     (Dollars in millions)
   Current:
     Federal...................................... $   (131) $    608  $    666
     State and local..............................       34        24        60
     Foreign......................................        5         4        99
                                                   --------  --------  --------
                                                        (92)      636       825
                                                   --------  --------  --------
   Deferred:
     Federal......................................      555       (78)      (25)
     State and local..............................        8         2        (8)
     Foreign......................................        6        (2)      (54)
                                                   --------  --------  --------
                                                        569       (78)      (87)
                                                   --------  --------  --------
   Provision for income taxes..................... $    477  $    558  $    738
                                                   ========  ========  ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                     Years ended December 31,
                                                     ---------------------------
                                                       2000     1999     1998
                                                     --------  -------- --------
                                                      (Dollars in millions)
   Tax provision at U.S. statutory rate............. $    499  $   411  $   728
   Tax effect of:
     Tax exempt investment income...................      (52)     (39)     (40)
     Surplus tax....................................     (145)     125       18
     State and local income taxes...................       30       18       31
     Prior year taxes...............................      (37)     (31)       4
     Demutualization costs..........................       21       56      --
     Payment to former Canadian policyholders.......      114      --       --
     Sales of businesses............................       31      --       (19)
     Other, net.....................................       16       18       16
                                                     --------  -------  -------
   Provision for income taxes....................... $    477  $   558  $   738
                                                     ========  =======  =======

  Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                 December 31,
                                                                 --------------
                                                                  2000    1999
                                                                 ------  ------
                                                                  (Dollars in
                                                                   millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables................... $3,034  $3,042
     Net operating losses.......................................    258      72
     Net unrealized investment losses...........................    --      161
     Employee benefits..........................................    167     192
     Litigation related.........................................    232     468
     Other......................................................    350     242
                                                                 ------  ------
                                                                  4,041   4,177
     Less: Valuation allowance..................................     78      72
                                                                 ------  ------
                                                                  3,963   4,105
                                                                 ------  ------
   Deferred income tax liabilities:
     Investments................................................  1,329   1,472
     Deferred policy acquisition costs..........................  2,713   1,967
     Net unrealized investment gains............................    626     --
     Other......................................................     37      63
                                                                 ------  ------
                                                                  4,705   3,502
                                                                 ------  ------
   Net deferred income tax (liability) asset.................... $ (742) $  603
                                                                 ======  ======

  Domestic net operating loss carryforwards amount to $393 million at December 31, 2000 and expire in 2020. Foreign net operating loss carryforwards amount to $354 million at December 31, 2000 and were generated in various foreign countries with expiration periods of five years to infinity.

  The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

13. Reinsurance

  The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. Risks in excess of $25 million on single survivorship policies and $35 million on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. In addition, the Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

  The Company is engaged in life reinsurance whereby it indemnifies another insurance company for all or a portion of the insurance risk underwritten by the ceding company.

  See Note 10 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

  The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                      Years ended December
                                                               31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
                                                      (Dollars in millions)
   Direct premiums.................................. $15,661  $13,249  $12,763
   Reinsurance assumed..............................   2,858      484      409
   Reinsurance ceded................................  (2,256)  (1,645)  (1,669)
                                                     -------  -------  -------
   Net premiums..................................... $16,263  $12,088  $11,503
                                                     =======  =======  =======
   Reinsurance recoveries netted against
    policyholder benefits........................... $ 1,934  $ 1,626  $ 1,744
                                                     =======  =======  =======

  Reinsurance recoverables, included in premiums and other receivables, were $3,304 million and $2,898 million at December 31, 2000 and 1999, respectively, including $1,359 million and $1,372 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $225 million and $148 million at December 31, 2000 and 1999, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                       Years ended December
                                                                31,
                                                      -------------------------
                                                       2000     1999     1998
                                                      -------  -------  -------
                                                       (Dollars in millions)
   Balance at January 1.............................. $ 3,789  $ 3,320  $ 3,655
     Reinsurance recoverables........................    (415)    (382)    (378)
                                                      -------  -------  -------
   Net balance at January 1..........................   3,374    2,938    3,277
                                                      -------  -------  -------
   Acquisition of business...........................      35      204      --
                                                      -------  -------  -------
   Incurred related to:
     Current year....................................   3,773    3,129    2,726
     Prior years.....................................    (111)     (16)    (245)
                                                      -------  -------  -------
                                                        3,662    3,113    2,481
                                                      -------  -------  -------
   Paid related to:
     Current year....................................  (2,243)  (2,012)  (1,967)
     Prior years.....................................  (1,023)    (869)    (853)
                                                      -------  -------  -------
                                                       (3,266)  (2,881)  (2,820)
                                                      -------  -------  -------
   Net Balance at December 31........................   3,805    3,374    2,938
     Add: Reinsurance recoverables...................     214      415      382
                                                      -------  -------  -------
   Balance at December 31............................ $ 4,019  $ 3,789  $ 3,320
                                                      =======  =======  =======

14. Other Expenses

  Other expenses were comprised of the following:

                                                       Years ended December
                                                                31,
                                                      -------------------------
                                                       2000     1999     1998
                                                      -------  -------  -------
                                                       (Dollars in millions)
   Compensation.....................................  $ 2,712  $ 2,590  $ 2,478
   Commissions......................................    1,710      937      902
   Interest and debt issue costs....................      365      405      379
   Amortization of policy acquisition costs
    (excludes amortization of $(95), $(46) and $240,
    respectively, related to investment (losses)
    gains)..........................................    1,472      930      641
   Capitalization of policy acquisition costs.......   (1,805)  (1,160)  (1,025)
   Rent, net of sublease income.....................      296      239      155
   Minority interest................................      115       55       67
   Restructuring charge.............................      --       --        81
   Other............................................    3,269    2,759    4,341
                                                      -------  -------  -------
     Total other expenses...........................  $ 8,134  $ 6,755  $ 8,019
                                                      =======  =======  =======

  During 1998, the Company recorded charges of $81 million to restructure headquarters operations and consolidate certain agencies and other operations. These costs were paid during 1999.

15. Stockholder's Equity

 Dividend Restrictions

  Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. At December 31, 2000, Metropolitan Life could pay the Holding Company a stockholder dividend of $721 million without prior approval of the Superintendent.

  During 2000, the Company paid an ordinary dividend of $762 million to its parent, the Holding Company.

 Statutory Equity and Income

  The reconciliations of insurance subsidiaries' statutory capital and surplus and net change in statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity and net income determined in conformity with generally accepted accounting principles were as follows:

                                                               December 31,
                                                              ----------------
                                                               2000     1999
                                                              -------  -------
                                                                (Dollars in
                                                                 millions)
   Statutory capital and surplus of insurance subsidiaries... $ 7,213  $ 7,630
   GAAP adjustments for:
     Future policy benefits and policyholder account
      balances...............................................  (3,469)  (4,167)
     Deferred policy acquisition costs.......................   8,740    8,381
     Deferred income taxes...................................     (57)     886
     Valuation of investments................................   1,077   (2,102)
     Statutory asset valuation reserves......................   3,344    3,189
     Statutory interest maintenance reserves.................     547    1,114
     Surplus notes...........................................  (1,650)  (1,546)
     Other, net..............................................     271      305
                                                              -------  -------
   Stockholder's Equity...................................... $16,016  $13,690
                                                              =======  =======

                                                             Years ended
                                                            December 31,
                                                          -------------------
                                                          2000   1999   1998
                                                          -----  ----  ------
                                                             (Dollars in
                                                              millions)
   Net change in statutory capital and surplus of
    insurance subsidiaries............................... $(417) $242  $   10
   GAAP adjustments for:
     Future policy benefits and policyholder account
      balances...........................................   133   556     127
     Deferred policy acquisition costs...................   214   379     224
     Deferred income taxes...............................  (496)  154     234
     Valuation of investments............................ 1,229   473   1,158
     Statutory asset valuation reserves..................    88  (226)   (461)
     Statutory interest maintenance reserves.............  (571) (368)    312
     Dividends on common stock...........................   762   --      --
     Other, net..........................................     7  (593)   (261)
                                                          -----  ----  ------
   Net income............................................ $ 949  $617  $1,343
                                                          =====  ====  ======

  In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the
"Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES principles will continue to be established by individual state laws and permitted practices. The Department requires adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

16. Other Comprehensive Income (Loss)

  The following table sets forth the reclassification adjustments required for the years ended December 31, 2000, 1999 and 1998 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        2000    1999     1998
                                                       ------  -------  ------
                                                       (Dollars in millions)
Holding gains (losses) on investments arising during
 the year............................................. $2,807  $(6,314) $1,493
Income tax effect of holding gains or losses..........   (975)   2,262    (617)
Reclassification adjustments:
  Recognized holding losses (gains) included in
   current year income................................    989       38  (2,013)
  Amortization of premium and discount on investments.   (498)    (307)   (350)
  Recognized holding (losses) gains allocated to other
   policyholder amounts...............................    (54)     (67)    608
  Income tax effect...................................   (152)     120     729
Allocation of holding (gains) losses on investments
 relating to other policyholder amounts...............   (977)   3,788    (351)
Income tax effect of allocation of holding gains or
 losses to other policyholder amounts.................    340   (1,357)    143
                                                       ------  -------  ------
Net unrealized investment gains (losses)..............  1,480   (1,837)   (358)
                                                       ------  -------  ------
Foreign currency translation adjustments arising
 during the year......................................     (6)      50    (115)
Reclassification adjustment for sale of investment in
 foreign operation....................................    --       --        2
                                                       ------  -------  ------
Foreign currency translation adjustment...............     (6)      50    (113)
                                                       ------  -------  ------
Minimum pension liability adjustment..................     (9)      (7)    (12)
                                                       ------  -------  ------
Other comprehensive income (loss)..................... $1,465  $(1,794) $ (483)
                                                       ======  =======  ======

17. Business Segment Information

  The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual Business, Institutional Business, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

  Individual Business offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional Business offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care and dental insurance and other insurance products and services. Reinsurance provides life reinsurance and international life and disability on a direct and reinsurance basis. Auto & Home provides insurance coverages including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 2000, 1999 and 1998. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) and, prior to its sale in 1998, the results of MetLife Capital Holdings, Inc., to the Corporate segment.

At or for the
year ended
December 31,                                           Auto &    Asset                            Consolidation/
2000              Individual Institutional Reinsurance  Home   Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------  ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
                                                                                         $
Premiums........   $  4,673     $ 6,900      $1,396    $2,636     $--        $  660          --      $    (2)    $ 16,263
Universal life
 and investment-
 type product
 policy fees....      1,221         547         --        --       --            53          --           (1)       1,820
Net investment
 income.........      6,475       3,959         368       194       90          254          678        (245)      11,773
Other revenues..        838         673          29        40      760            9          150         (37)       2,462
Net investment
 gains (losses).        227        (475)         (2)      (20)     --            18         (228)         62         (418)
Policyholder
 benefits and
 claims.........      5,054       8,178       1,045     2,005      --           562           91         --        16,935
Interest
 credited to
 policyholder
 account
 balances.......      1,680       1,090         109       --       --            56          --          --         2,935
Policyholder
 dividends......      1,742         124          15       --       --            32          --          --         1,913
Payments to
 former Canadian
 policyholders..        --          --          --        --       --           327          --          --           327
Demutualization
 costs..........        --          --          --        --       --           --           230         --           230
Other expenses..      3,511       1,753         506       827      784          292          687        (226)       8,134
Income (loss)
 before
 provision for
 income taxes...      1,447         459         116        18       66         (275)        (408)          3        1,426
Net income
 (loss).........        920         307          68        30       34         (285)        (150)         25          949
Total assets....    132,433      90,279       6,503     4,511      418        5,119       18,788      (3,559)     254,492
Deferred policy
 acquisition
 costs..........      8,610         446         910       176      --           354            1         --        10,497
Separate account
 assets.........     34,860      33,918          28       --       --         1,491          --          (47)      70,250
Policyholder
 liabilities....     84,049      50,223       4,984     2,559      --         2,435           64        (989)     143,325
Separate account
 liabilities....     34,860      33,918          28       --       --         1,491          --          (47)      70,250

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

At or for the
year ended
December 31,                                           Auto &   Asset                            Consolidation/
1999              Individual Institutional Reinsurance  Home  Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------ ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
Premiums........   $ 4,289      $ 5,525       $--      $1,751   $  --       $  523      $  --       $   --      $ 12,088
Universal life
 and investment-
 type product
 policy fees....       888          502        --         --       --           43         --           --         1,433
Net investment
 income.........     5,346        3,755        --         103       80         206         605         (279)       9,816
Other revenues..       558          629        --          21      803          12          59           72        2,154
Net realized
 investment
 (losses) gains.       (14)         (31)       --           1      --            1         (41)          14          (70)
Policyholder
 benefits and
 claims.........     4,625        6,712        --       1,301      --          458         --             4       13,100
Interest
 credited to
 policyholder
 account
 balances.......     1,359        1,030        --         --       --           52         --           --         2,441
Policyholder
 dividends......     1,509          159        --         --       --           22         --           --         1,690
Demutualization
 costs..........       --           --         --         --       --          --          260          --           260
Other expenses..     2,719        1,589        --         514      795         248       1,031         (141)       6,755
Income (loss)
 before
 provision for
 income taxes...       855          890        --          61       88           5        (668)         (56)       1,175
Net income
 (loss).........       555          567        --          56       51          21        (583)         (50)         617
Total assets....   109,401       88,127        --       4,443    1,036       4,381      20,499       (2,655)     225,232
Deferred policy
 acquisition
 costs..........     8,228          364        --         167      --          311         --           --         9,070
Separate account
 assets.........    28,828       35,236        --         --       --          877         --           --        64,941
Policyholder
 liabilities....    72,956       47,781        --       2,318      --        2,187           6         (293)     124,955
Separate account
 liabilities....    28,828       35,236        --         --       --          877         --           --        64,941

At or for the
year ended
December 31,                                           Auto &   Asset                            Consolidation/
1998              Individual Institutional Reinsurance  Home  Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------ ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
Premiums........   $  4,323     $ 5,159       $--      $1,403   $  --       $  618      $   --      $   --      $ 11,503
Universal life
 and investment-
 type product
 policy fees....        817         475        --         --       --           68          --          --         1,360
Net investment
 income.........      5,480       3,885        --          81       75         343          682        (318)      10,228
Other revenues..        474         575        --          36      817          33          111         (52)       1,994
Net realized
 investment
 gains..........        659         557        --         122      --          117          679        (113)       2,021
Policyholder
 benefits and
 claims.........      4,606       6,416        --       1,029      --          597          (10)        --        12,638
Interest
 credited to
 policyholder
 account
 balances.......      1,423       1,199        --         --       --           89          --          --         2,711
Policyholder
 dividends......      1,445         142        --         --       --           64          --          --         1,651
Demutualization
 costs..........        --          --         --         --       --          --             6         --             6
Other expenses..      2,577       1,613        --         386      799         352        2,601        (309)       8,019
Income (loss)
 before
 provision for
 income taxes...      1,702       1,281        --         227       93          77       (1,125)       (174)       2,081
Net income
 (loss).........      1,069         846        --         161       49          56         (695)       (143)       1,343
Total assets....    103,614      88,741        --       2,763    1,164       3,432       20,852      (5,220)     215,346
Deferred policy
 acquisition
 costs..........      6,386         354        --          57      --          231          --          --         7,028
Separate account
 assets.........     23,013      35,029        --         --       --           26          --          --        58,068
Policyholder
 liabilities....     71,571      49,406        --       1,477      --        2,043            1        (295)     124,203
Separate account
 liabilities....     23,013      35,029        --         --       --           26          --          --        58,068

  The Individual Business segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual Business segment's equity in earnings of Nvest, which is included in net investment income, was $30 million, $48 million and $49 million for the years ended December 31, 2000, 1999 and 1998, respectively. The Individual Business segment includes $538 million (after allocating $118 million to participating

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contracts) of the gain on the sale of Nvest in 2000. As part of the GenAmerica acquisition, the Company acquired General American Life Insurance Company, the results of which are included primarily in the Individual Business segment.

  The Reinsurance segment includes the life reinsurance business of RGA, acquired in 2000, combined with Exeter, an ancillary life reinsurance business of the Company. Effective October 31, 2000, the Company sold Exeter to its parent, MetLife, Inc. Exeter has been reported as a component of the Individual Business segment rather than as a separate segment for periods prior to January 1, 2000 due to its immateriality.

  The Auto & Home segment includes the standard personal lines property and casualty insurance operations of The St. Paul Companies which were acquired in September, 1999.

  As part of the GenAmerica acquisition, the Company acquired Conning, the results of which are included in the Asset Management segment.

  The International segment includes a $87 million gain resulting from the sale of a substantial portion of the Company's Canadian operations in 1998.

  The Corporate segment includes a $433 million gain resulting from the sale of MetLife Capital Holdings, Inc. in 1998.

  Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (1) a review of the nature of such costs, (2) time studies analyzing the amount of employee compensation costs incurred by each segment and (3) cost estimates included in the Company's product pricing.

  The consolidation/elimination column includes the elimination of all intersegment amounts and the Individual Business segment's ownership interest in Nvest. The principal component of the intersegment amounts related to intersegment loans, which bore interest at rates commensurate with related borrowings.

  Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $30,906 million, $24,637 million and $25,643 million for the years ended December 31, 2000, 1999 and 1998, respectively, which represented 97%, 97% and 95%, respectively, of consolidated revenues.

                                    PART II

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS

     The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

      Metropolitan Life Separate Account E
        Independent Auditors' Report


      Financial Statements for the Years Ended December 31, 1999 and 2000

         Statements of Assets and Liabilities
         Statements of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements

      Metropolitan Life Insurance Company
        Independent Auditors' Report


      Financial Statements for the Years Ended December 31, 2000, 1999 and 1998

         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Cash Flow
         Consolidated Statements of Equity
         Notes to Consolidated Financial Statements

  (b) EXHIBITS

     (1)                --   Resolution of the Board of Directors of
                             Metropolitan Life establishing Separate
                             Account E.(2)
     (2)                --   Not applicable.
     (3) (a)            --   Not applicable.
         (b)            --   Form of Selected Broker Agreement.(2)
         (c)            --   Participation Agreement--Calvert.(5)
         (d)            --   Participation Agreements--Fidelity
                             Distributors Corp.(5)
         (d)(i)         --   Supplemental Agreements--Fidelity
     (4) (a)            --   Amended Form of IRC Section 401 Group
                             Annuity Contract (VestMet).(5)
         (a)(i)         --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Version
                             2).(5)
         (a)(ii)        --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated
                             and Unallocated).(5)
         (a)(iii)       --   Form IRC Section 401 Individual Annuity
                             Contract (Preference Plus).(5)
         (a)(iv)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Oregon).(2)
         (a)(v)         --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus)
                             (Allocated).(4)
         (a)(vi)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated)
                             (New York).(4)
         (a)(vii)       --   Form of Certificate under IRC Section
                             401 Group Annuity Contract (Preference
                             Plus) (New York).(4)
         (b)            --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (VestMet).(5)
         (b)(i)         --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (Preference Plus).(5)
         (b)(i)(A)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom-LIJ).(5)
         (b)(i)(B)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Enhanced Preference Plus
                             Contract-Montefiore Medical Center,
                             Maimonides Medical Center, The Mount
                             Sinai Hospital).(2)

         (b)(i)(C)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (New Jersey-ABP).(4)
         (b)(i)(D)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (Texas-ORP).(4)
         (b)(i)(E)      --   Form of IRC Section 403(b) Individual
                             Annuity Contract (Preference Plus)
                             (Oregon).(4)
         (b)(ii)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (VestMet).(5)
         (b)(iii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Version 2).(5)
         (b)(iii)(A)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Versions 1 and 2).(5)
         (b)(iii)(B)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus) (New York).(5)
         (b)(iii)(C)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account).(5)
         (b)(iii)(D)    --   Forms of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus--Enhanced TSA
                             Preference Plus Contract).(5)
         (b)(iii)(E)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus).(5)
         (b)(iii)(F)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Chapman).(5)
         (b)(iii)(G)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus, Enhanced Preference
                             Plus, Financial Freedom) (Oregon).(2)
         (b)(iii)(H)    --   Form of Endorsement under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus).(2)
         (b)(iii)(I)    --   Form of Endorsement under Section 403(b)
                             Group Annuity Contract (Preference Plus,
                             Enhanced Preference Plus, Financial
                             Freedom).(2)
         (b)(iv)        --   Form of Texas Rider for Certificate
                             under IRC Section 403(b) Group Annuity
                             Contract (VestMet).(5)
         (b)(v)         --   Form of Texas Endorsement for
                             Certificate under IRC Section 403(b)
                             Group Annuity Contract (Preference
                             Plus).(5)
         (b)(vi)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (New Jersey-ABP).(4)
         (b)(vii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Enhanced
                             Preference Plus) (Oregon).(4)
         (b)(viii)      --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom) (Texas-ORP).(4)
         (b)(ix)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (Texas-ORP).(4)
         (b)(x)         --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract, 403(a)
                             Group Annuity Contract and Individual
                             Retirement Annuity Contract.(4,5)
         (b)(xi)        --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract.(4,5,8)
         (b)(xii)       --   Forms of Endorsement under IRC Section
                             403(b) for Annuity Contract
                             (VestMet)--Forms R.S.1208 and
                             G.20247-567(7)
         (b)(xiii)      --   Forms of Endorsement under IRC Section
                             408(b) for Flexible Contribution
                             Individual Retirement Annuity
                             (38PP-90(IRA-1), and (G.4333-15, G.4333
                             (IRA/ENH)--Forms R.S.1228 and
                             G.20247-568(7,8)
         (b)(xiv)       --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7)--Form G.20247.563.(7)
         (b)(xv)        --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7, G.4333 (PPA/TSA- 5))--
                             Form G.20247-576 (Mutual Benefit
                             Life).(8)
         (c)            --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (VestMet).(5)

         (c)(i)(A)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Version 2).(5)
         (c)(i)(B)      --   Amended Form of IRC Section 408
                             Simplified Employee Pension Contract
                             (Preference Plus).(5)
         (c)(i)(C)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Oregon).(2)
         (c)(i)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (c)(ii)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Michigan)
                             (VestMet).(5)
         (c)(iii)       --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (New York)
                             (VestMet).(5)
         (c)(iv)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (South
                             Carolina) (VestMet).(5)
         (c)(v)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Pennsylvania)
                             (VestMet).(5)
         (c)(vi)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Washington)
                             (VestMet).(5)
         (c)(vii)       --   Information Statement concerning IRC
                             Section 408 Simplified Employee Pension
                             Contract (VestMet).(5)
         (d)            --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (VestMet).(5)
         (d)(i)(A)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Version 2).(5)
         (d)(i)(B)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (d)(i)(C)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Oregon).(2)
         (d)(i)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)
         (d)(iii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (d)(iv)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Michigan)
                             (VestMet).(5)
         (d)(v)         --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (New York)
                             (VestMet).(5)
         (d)(vi)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (South
                             Carolina) (VestMet).(5)
         (d)(vii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (Pennsylvania) (VestMet).(5)
         (d)(viii)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Washington)
                             (VestMet).(5)
         (d)(ix)        --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(x)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(xi)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)
         (d)(xii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (South Carolina) (VestMet).(5)
         (d)(xiii)      --   Form of Endorsement to IRC Section 408
                             Individual Annuity Contract (Preference
                             Plus).(4)

         (e)            --   Amended Form of IRC Section 408 Group
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (e)(1)         --   Form of IRC Section 408 Group Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (e)(i)         --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (VestMet).(5)
         (e)(i)(A)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (e)(i)(B)      --   Forms of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Enhanced).(2,5)
         (e)(i)(C)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Oregon).(2)
         (e)(i)(D)      --   Form of Endorsement to IRC Section 408
                             Group Individual Retirement Annuity
                             Contract (G.4333.15).(8)
         (f)            --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans
                             (VestMet).(5)
         (f)(i)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Preference Plus)
                             (Version 2).(5)
         (f)(ii)        --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans (Preference
                             Plus).(5)
         (f)(iii)       --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(5)
         (f)(iv)        --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Financial
                             Freedom).(5)
         (f)(v)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(4)
         (f)(vi)        --   Form of Endorsement under IRC Section
                             457(b) for Public Employee Deferred
                             Compensation Plans (G.3068) (Preference
                             Plus)--Form G.7812-45.(7)
         (g)            --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             which Converts Contract into
                             Non-Qualified Status (VestMet).(5)
         (g)(1)         --   Form of Non-Qualified Contract
                             (Preference Plus) (Version 2).(5)
         (g)(i)(A)      --   Amended Form of Non-Qualified Contract
                             (Preference Plus).(5)
         (g)(i)(B)      --   Form of Non-Qualified Contract
                             (Preference Plus) (Oregon).(2)
         (g)(i)         --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified
                             Endorsement (VestMet).(5)
         (g)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement
                             (Michigan) (VestMet).(5)
         (g)(iii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement (South
                             Carolina) (VestMet).(5)
         (g)(iv)        --   Form of Endorsement to Group Annuity
                             Contract.(5)
         (h)            --   Amended Form of Non-Qualified Group
                             Contract (VestMet).(5)
         (h)(1)         --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)         --   Form of Certificate under Non-Qualified
                             Group Contract (VestMet).(5)
         (h)(i)(A)      --   Forms of Certificate under Non-Qualified
                             Group Contract (Preference Plus).(5)
         (h)(i)(A)(i)   --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus).(2)
         (h)(i)(A)(ii)  --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus)
                             (Oregon).(2)
         (h)(i)(B)      --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)

         (h)(i)(C)      --   Form of Non-Qualified Group Contract
                             (Enhanced Preference Plus).(5)
         (h)(i)(D)      --   Form of Endorsement Concerning Nursing
                             Home or Terminal Illness.(2)
         (h)(i)(E)      --   Form of Endorsement for death claim
                             settlement for MT-(37PP-90(NQ-1),
                             (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
         (h)(i)(F)      --   Form of Non-Qualified Group Contract
                             (Financial Freedom Account)
                             Form--G.3043.(7)
         (i)            --   Endorsement with respect to Individual
                             IRA and Individual Non-Qualified
                             Contract concerning Death Benefit
                             Provisions (VestMet).(5)
         (j)            --   Specimen of variable retirement annuity
                             contract for Metropolitan Variable
                             Account B.(5)
         (k)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account C.(5)
         (l)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account D.(5)
         (m)            --   Specimen of Flexible-Purchase Variable
                             Annuity Contract for Metropolitan
                             Variable Account A.(1)
         (n)            --   Specimen of Variable Annuity Contract,
                             Forms 37TV-65 and 20SV-65 for
                             Metropolitan Variable Account B.(5)
         (o)            --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Preference Plus).(5)
         (o)(i)         --   Forms of Certificate under IRC Section
                             403(a) Group Annuity Contract (Financial
                             Freedom).(5)
         (o)(ii)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (South
                             Carolina).(5)
         (o)(iii)       --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (SUNY).(5)
         (o)(iv)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Oregon).(2)
         (p)            --   Form of Single Premium Immediate Income
                             Payment Contract (Preference Plus).(5)
         (q)            --   Form of Single Premium Immediate Income
                             Payment Certificate (Enhanced Preference
                             Plus and Financial Freedom).(5)
         (r)            --   Endorsements for Single Premium
                             Immediate Income Payment Contract.(5)
         (r)(i)         --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract
                             (G.4333(VARPAY)--Form G.20247-560.(7)
         (r)(ii)        --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract (PSC
                             93-05A) for unlimited transfers.(8)
         (s)            --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA.(6)
         (s)(i)         --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (Minnesota).(6)
         (s)(ii)        --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (New Jersey).(6)
         (s)(iii)       --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA.(6)
         (s)(iv)        --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (Minnesota).(6)
         (s)(v)         --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (New Jersey).(6)
         (s)(vi)(A)     --   ROTH IRA Endorsements. Forms: R.S. 1233,
                             R.S. 1233OR, R.S. 1233TX(2000).(9)
         (s)(vi)(B)     --   ROTH IRA Amendments. Forms: R.S. 1238,
                             R.S. 1238OR, R.S. 1238TX(2000).(9)
         (t)            --   Form of Group Annuity Contract and
                             Amendment under IRC Section
                             415(m)--Forms G. 3043A and G. 3043A-1
                             (Financial Freedom Account).(6)
         (u)            --   Form of Endorsement with respect to
                             Waiver of Administrative Fee--Form R.S.
                             1206.(6)

           (v)                  --    Forms of Endorsement with respect to
                                      exchange from Growth Plus Account to the
                                      Preference Plus Account--Form RSC
                                      E31910-2.(6)
           (w)                  --    Forms of Endorsement with respect to
                                      Enhanced 10% corridor (37PP-90(NQ-1),
                                      38PP-90 (IRA-1) NQ/IRA, NJ PPA and
                                      (PSC94-05)--Forms R.S. 1222, R.S.
                                      1222N.J., R.S. 1232 and G. 20247-573.(7)
           (x)                  --    Forms of Endorsement with respect to
                                      Fund Expansion (38PP-90(NQ-1),
                                      (38PP-90(IRA-1), TSA/403(a), PPI
                                      immediate (PSC 93-05A)--Forms R.S. 1230
                                      (11/98), G. 20247-572 and R.S. 1231
                                      (11/98)(7,8)
           (x)(i)(A)            --    Endorsement Regarding Availability of
                                      additional Investment Divisions on July
                                      5, 2000 (R.S. 1241).(9)
           (x)(i)(B)            --    Contract Endorsement (for NJ Alternate
                                      Benefit Plan) (G. 7812-56).(9)
           (x)(i)(C)            --    Certificate Endorsement (for NJ
                                      Alternate Benefit Plan) (G.
                                      20247-578).(9)
           (y)                  --    Forms of Endorsement with respect to
                                      Exchange (37PP-90(NQ-1), 38PP-90(IRA-1)
                                      and (G.4333-7)--Forms E31910-3 and
                                      G.7812-38-1.(7)
           (z)                  --    Forms of Endorsement for SIMPLE IRA
                                      (G.4333-15) and (G.4333-15+RSC
                                      96-37)--Forms RSC 96-37 and R.S.
                                      1209.(7)
           (a)(a)               --    Forms of demutualization
                                      endorsements.(8)
           (b)(b)               --    Replacement Endorsements for Systematic
                                      Withdrawal Program Forms: PSC 94-15 NJ
                                      (8/2000), PSC 94-15 MN (8/2000).(9)
           (b)(b)(i)            --    Replacement Endorsements for Systematic
                                      Withdrawal Program FL, NY, VT forms: PSC
                                      94-16 (8/2000), PSC 94-15 (8/2000).(9)
           (5)(a)               --    Participation Request and Agreement for
                                      the IRC Section 401 Group Annuity
                                      Contract.(5)
           (b)                  --    Enrollment Form with respect to the IRC
                                      Section 401 Group Annuity Contract.(5)
           (b)(i)               --    Enrollment Form with respect to the IRC
                                      Section 401 Group Annuity Contract
                                      (Preference Plus) (Allocated).(5)
           (c)                  --    Participation Request and Agreement for
                                      the IRC Section 403(b) Group Annuity
                                      Contract.(5)
           (c)(i)               --    Participation Request and Agreement for
                                      the IRC Section 403(b) Group Annuity
                                      Contract (Direct Mail Form).(5)
           (d)                  --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Contract and the
                                      IRC Section 457 Group Annuity
                                      Contract.(2)
           (d)(i)               --    403(b) Tax Deferred Annuity Customer
                                      Agreement Acknowledgement.(5)
           (d)(ii)              --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Annuity Contract
                                      (Enhanced Preference Plus TSA).(5)
           (d)(iii)             --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Annuity Contract
                                      (FFA-TSA).(5)
           (e)                  --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Annuity Contract
                                      and the IRC Section 457 Group Annuity
                                      Contract.(5)
           (f)                  --    Application for an IRC Section 408
                                      Simplified Employee Pension, IRA and
                                      Non-Qualified Deferred Annuities
                                      (Preference Plus).(2)
           (f)(i)               --    Application for Individual IRA and
                                      Non-Qualified Contract (Direct Mail
                                      Form).
           (g)                  --    Employer Adoption Request Form.(5)
           (g)(i)               --    Employer Utilization Request Form.(5)
           (g)(ii)              --    Enrollment Form for IRC Section 408
                                      Group Individual Retirement Account
                                      Contract and Non-Qualified Group
                                      Contract.(5)
           (g)(iii)             --    Funding Authorization and Agreement.(5)
           (g)(iv)              --    Funding Authorization and Agreement
                                      (SEP).(5)
           (h)(i)               --    Enrollment Form for IRC Section 408
                                      Individual Retirement Annuity, IRC
                                      Section 408(k) Simplified Employee
                                      Pension and Non-Qualified Income Annuity
                                      Contract.(5)

           (h)(ii)              --    Enrollment Form for IRC Sections 403(b),
                                      403(a) and 457 Group Income Annuity
                                      Contract.(5)
           (h)(iii)             --    Enrollment Form for Group IRA Rollover
                                      Annuity (Preference Plus-Enhanced
                                      Contract).(2)
           (h)(iv)              --    Enrollment Form for Group Non-Qualified
                                      Supplemental Savings (Preference Plus-
                                      Enhanced Contract).(2)
           (i)                  --    Application for Variable Annuity
                                      (Preference Plus(R) Account) TSA/IRC
                                      Section 457(b) Deferred Compensation/IRC
                                      Section 403(a) for form G.4333-7 FORM--
                                      038-PPA-TSA/PEDC (0998).(7)
           (i)(i)               --    Application for Variable Annuity
                                      (Preference Plus(R) Account) for 37PP-90
                                      (NQ-1), 38PP-90 (IRA-1)
                                      FORM--038-PPA-IRA/SEP/NQ (0998).(7)
           (i)(ii)              --    Application for the Preference Plus(R)
                                      Income Annuity for RSC 93-05A
                                      FORM--RSCINCAPNQIRASEP (10/98).(7)
           (i)(iii)             --    Application for Variable Annuity
                                      Enhanced Preference Plus(R) Account for
                                      MetLife Employees for forms G.4333-14,
                                      G.4333-15
                                      Form--038MEGPPAIRA/NQ(10/98).(7)
           (i)(iv)              --    Application Preference Plus Account.(8)
           (j)                  --    Variable Annuity Application for
                                      Non-Qualified IRA and SEP contracts
                                      (038-PPA (07/2000)-A)(9)
           (j)(i)               --    Variable Annuity Application for TSA and
                                      403(a) contracts (038-PPA
                                      (07/2000)-B)(9)
      (6)                       --    Restated Charter and By-Laws of
                                      Metropolitan Life Insurance Company.(8)
      (7)                       --    Not applicable.
      (8)                       --    Not applicable.
      (9)                       --    Opinion and consent of counsel as to the
                                      legality of the securities being
                                      registered.(5)
     (10)                       --    Not applicable.
     (11)                       --    Not applicable.
     (12)                       --    Not applicable.
     (13)  (a)                  --    Powers of Attorney.(2,4,5,9)
     (14)                       --    Consent of Deloitte & Touche(9)


---------------
1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996. Power of attorney for Ruth J. Simmons was also filed.

3. Filed with Post-Effective Amendment No. 20 to this Registration Statement on Form N-4 on April 29, 1996.

4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997. Powers of attorney for Gerald Clark, Burton
    A. Dole, Jr. and Charles H. Leighton were also filed.

5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998. Including powers of Attorney for Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler.

7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.


8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.



9. Filed herewith. Power of Attorney for John C. Danforth.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Robert H. Benmosche....................  Chairman of the Board, President and Chief        Chairman, President, Chief
                                         Executive Officer,                                Executive Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
Curtis H. Barnette.....................  Chairman Emeritus,                                Director
                                         Bethlehem Steel Corporation,
                                         1170 Eighth Avenue,
                                         Martin Tower 101,
                                         Bethlehem, PA 18016-7699.
Gerald Clark...........................  Vice Chairman of the Board and Chief              Vice Chairman, Chief
                                         Investment Officer,                               Investment Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
Joan Ganz Cooney.......................  Chairman, Executive Committee,                    Director
                                         Sesame Workshop,
                                         One Lincoln Plaza,
                                         New York, NY 10023.
John C. Danforth.......................  Partner,                                          Director
                                         Bryan Cave LLP,
                                         One Metropolitan Square,
                                         211 North Broadway,
                                         Suite 3600,
                                         St. Louis, MO 63102.
Burton A. Dole, Jr.....................  Retired Chairman,                                 Director
                                         Nellcor Puritan Bennett,
                                         P.O. Box 208,
                                         Pauma Valley, CA 92061.
James R. Houghton......................  Chairman of the Board Emeritus and Director,      Director
                                         Corning Incorporated,
                                         80 East Market Street,
                                         2nd Floor,
                                         Corning, NY 14830.
Harry P. Kamen.........................  Retired Chairman and Chief Executive Officer,     Director
                                         Metropolitan Life Insurance Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
Helene L. Kaplan.......................  Of Counsel, Skadden, Arps, Slate, Meagher &       Director
                                         Flom, LLP
                                         Four Times Square,
                                         New York, NY 10036.
Charles M. Leighton....................  Retired Chairman of the Board and Chief           Director
                                         Executive Officer,
                                         CML Group, Inc.,
                                         51 Vaughn Hill Road,
                                         Bolton, MA 01740.
Stewart G. Nagler......................  Vice Chairman of the Board and Chief Financial    Vice Chairman, Chief
                                         Officer,                                          Financial Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
John J. Phelan, Jr. ...................  Former Chairman and Chief Executive Officer,      Director
                                         New York Stock Exchange,
                                         P.O. Box 524,
                                         Locust Valley, NY 11560.

                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Hugh B. Price..........................  President and Chief Executive Officer,            Director
                                         National Urban League, Inc.,
                                         120 Wall Street,
                                         7th & 8th Floors,
                                         New York, NY 10005.
Ruth J. Simmons, Ph.D. ................  President,                                        Director
                                         Smith College,
                                         College Hall 20,
                                         Northhampton, MA 01063.
William C. Steere, Jr. ................  Chairman of the Board,                            Director
                                         Pfizer Inc.,
                                         235 East 42nd Street,
                                         New York, NY 10016.


     Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.


                    NAME OF OFFICER                                     POSITION WITH METROPOLITAN LIFE
                    ---------------                                     -------------------------------
Robert H. Benmosche.....................................  Chairman, Chief Executive Officer and Director
Gerald Clark............................................  Vice Chairman, Chief Investment Officer and Director
Stewart G. Nagler.......................................  Vice Chairman, Chief Financial Officer and Director
Gary A. Beller..........................................  Senior Executive Vice President and General Counsel
James H. Benson.........................................  President, Individual Business; Chairman, Chief Executive
                                                          Officer and President, New England Life Insurance Company
C. Robert Henrikson.....................................  President, Institutional Business
Catherine A. Rein.......................................  Senior Executive Vice President; President and Chief
                                                          Executive Officer of Metropolitan Property and Casualty
                                                          Insurance Company
Stanley J. Talbi........................................  Senior Vice President and Chief Actuary
William J. Toppeta......................................  President, Client Services and Chief Administrative Officer
John H. Tweedie.........................................  Senior Executive Vice President
Daniel J. Cavanaugh.....................................  Executive Vice President
Jeffrey J. Hodgman......................................  Executive Vice President
Kernan F. King..........................................  Executive Vice President
Terence I. Lennon.......................................  Executive Vice President
David A. Levene.........................................  Executive Vice President
Lisa M. Weber...........................................  Executive Vice President
Judy E. Weiss...........................................  Executive Vice President
Leland Launer...........................................  Senior Vice President and Treasurer
Virginia M. Wilson......................................  Senior Vice President and Controller
Gwenn L. Carr...........................................  Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:


        ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY
                    AND SUBSIDIARIES AS OF DECEMBER 31, 2000

     Metropolitan Life Insurance Company ("Metropolitan") is a wholly-owned subsidiary of Met Life, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31, 2000. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A. Metropolitan Tower Corp. (DE)

     1. Metropolitan Property and Casualty Insurance Company (RI)

        a. Metropolitan Group Property and Casualty Insurance Company (RI)

         i. Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

        b. Metropolitan Casualty Insurance Company (RI)

        c. Metropolitan General Insurance Company (RI)

        d. Metropolitan Direct Property and Casualty Insurance Company (GA)

        e. MetLife Auto & Home Insurance Agency, Inc. (RI)

        f. Metropolitan Lloyds, Inc. (TX)

        g. Met P&C Managing General Agency, Inc. (TX)

        h. Economy Fire & Casualty Company (RI)

         i. Economy Preferred Insurance Company (RI)

         ii. Economy Premier Assurance Company (RI)

        i. American Horizon Holdings Inc. (DE) 29.41% of the shares of American Horizon Holdings Inc. are held by Metropolitan Property and Casualty Insurance Company and 29.41% are held by Conning & Company.

          i. American Horizon Services, Inc. (DE)

          ii. American Horizon Property & Casualty Insurance Company. (IL)

             (1.) Texas American Horizon Insurance Services Agency, Inc. (TX)

         iii. American Horizon Insurance Company (AZ)

             (1.) American Horizon General Agency, Inc. (FL)

         iv. American Insurance Company of New York (NY)

     2. Metropolitan Insurance and Annuity Company (DE)

        a. MetLife Europe I, Inc. (DE)

        b. MetLife Europe II, Inc. (DE)

        c. MetLife Europe III, Inc. (DE)

        d. MetLife Europe IV, Inc. (DE)

        e. MetLife Europe V, Inc. (DE)

     3. MetLife General Insurance Agency, Inc. (DE)

        a. MetLife General Insurance Agency of Alabama, Inc. (AL)

        b. MetLife General Insurance Agency of Kentucky, Inc. (KY)

        c. MetLife General Insurance Agency of Mississippi, Inc. (MS)

        d. MetLife General Insurance Agency of Texas, Inc. (TX)

        e. MetLife General Insurance Agency of North Carolina, Inc. (NC)

        f. MetLife General Insurance Agency of Massachusetts, Inc. (MA)

     4. Metropolitan Asset Management Corporation (DE)

        a. MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

        b. MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

         1. MetLife Capital CFLI Holdings, LLC (DE)

             a. MetLife Capital CFLI Leasing, LLC (DE)

        c. MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Co. Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non voting common stock of MetLife Financial Acceptance Corporation.

        d. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

        e. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

        f. MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

     5. SSRM Holdings, Inc. (DE)

        a. State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          i. State Street Research Investment Services, Inc. (MA)

        b. SSR Realty Advisors, Inc. (DE)

          i. Metric Management Inc. (DE)

          ii. Metric Property Management, Inc. (DE)

             1. Metric Realty (DE). SSR Realty Advisors, Inc. and Metric
                Property Management, Inc. each hold 50% of the common stock of Metric Realty.

             2. Metric Colorado, Inc. (CO). Metric Property Management, Inc.
                holds 80% of the common stock of Metric Colorado, Inc.

         iii. Metric Capital Corporation (CA)

         iv. Metric Assignor, Inc. (CA)

          v. SSR AV, Inc. (DE)

     6. MetLife Holdings, Inc. (DE)

        a. MetLife Funding, Inc. (DE)

        b. MetLife Credit Corp. (DE)

     7. Metropolitan Tower Realty Company, Inc. (DE)

     8. Security First Group, Inc. (DE)

        a. Security First Life Insurance Company (DE)

        b. Security First Insurance Agency, Inc. (MA)

        c. Security First Insurance Agency, Inc. (NV)

        d. Security First Group of Ohio, Inc. (OH)

        e. MetLife Distributors, Inc. (DE)

        f. Met Investment Advisory Corp. (DE)

        g. Security First Financial Agency, Inc. (TX)

     9. MetLife (India) Private Ltd. (India)

   10. Metlife CC Holding Company (DE)

        a. Conning Corporation (MO) 39.6% of the voting shares of Conning Corporation are held by MetLife CC Holding Company and 60.4% are held by Gen Am Holding Company.

         i. Conning, Inc. (DE)

             (1.) Conning & Company (CT)

                (a) Conning Asset Management Company (MO)

   11. VirtualFinances.com, Inc. (DE)

B. Metropolitan Tower Life Insurance Company (DE)

C. MetLife Security Insurance Company of Louisiana (LA)

D. MetLife Texas Holdings, Inc. (DE)

     1. Texas Life Insurance Company (TX)

        a. Texas Life Agency Services, Inc. (TX)

        b. Texas Life Agency Services of Kansas, Inc. (KS)

E. MetLife Securities, Inc. (DE)

F. 23rd Street Investments, Inc. (DE)

     1. Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2. Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

        a. Coating Technologies International, Inc (DE).

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1. Seguros Genesis, S.A. (Spain)

     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

H. MetLife Saengmyoung Insurance Company Ltd. (Korea).

I.  Metropolitan Life Seguros de Vida S.A. (Argentina)

J. Metropolitan Life Seguros de Retiro S.A. (Argentina).

K. MetLife Holdings Luxembourg S.A. (Luxembourg)

L. Metropolitan Life Holdings, Netherlands BV (Netherlands)

M. MetLife International Holdings, Inc. (DE)

     1. MetLife Insurance Company of the Philippines, Inc. (Philippines).

     2. Natiloportem Holdings, Inc. (DE)

        a. Servicios Adminstrativos Gen, S.A. de C.V. One share of Servicios Adminstrativos Gen, S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

N. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

O. Metropolitan Marine Way Investments Limited (Canada)

P. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

Q. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20%.

R. Metropolitan Life Seguros de Vida S.A. (Uruguay).

S. Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

T. Hyatt Legal Plans, Inc. (DE)

     1. Hyatt Legal Plans of Florida, Inc. (FL)

U. One Madison Merchandising L.L.C. (CT) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan Life Insurance Company owns 99% and Metropolitan Tower Corp. owns 1%.

V. Metropolitan Realty Management, Inc. (DE)

     1. Edison Supply and Distribution, Inc. (DE)

     2. Cross & Brown Company (NY)

        a. CBNJ, Inc. (NJ)

W. MetPark Funding, Inc. (DE)

X. Transmountain Land & Livestock Company (MT)

Y. MetLife Trust Company, National Association. (United States)

Z. Benefit Services Corporation (GA)

A.A. G.A. Holding Corporation (MA)

A.B. CRH., Co, Inc. (MA)

A.C. 334 Madison Euro Investments, Inc. (DE)

     1. Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited

        a. Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

A.D. L/C Development Corporation (CA)

A.E. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

A.F. New England Portfolio Advisors, Inc. (MA)

A.G. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

A.H. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life
     Insurance Company owns 34% of St. James Fleet Investments Two Limited.

A.I.  MetLife New England Holdings, Inc. (DE)

     1. Fulcrum Financial Advisors, Inc. (MA)

     2. New England Life Insurance Company (MA)

        a. New England Life Holdings, Inc. (DE)

         i. New England Securities Corporation (MA)

             (1) Hereford Insurance Agency, Inc. (MA)

             (2) Hereford Insurance Agency of Alabama, Inc. (AL)

             (3) Hereford Insurance Agency of Idaho, Inc. (ID)

             (4) Hereford Insurance Agency of Minnesota, Inc. (MN)

             (5) Hereford Insurance Agency of New Mexico, Inc. (NM)

             (6) Hereford Insurance Agency of Wyoming, Inc. (WY)

             (7) Hereford Insurance Agency of Hawaii, Inc. (HI)

         ii. N.L. Holding Corp. (DEL) (NY)

             (1) Nathan & Lewis Securities, Inc. (NY)

             (2) Nathan & Lewis Associates, Inc. (NY)

                (a) Nathan and Lewis Insurance Agency of Massachusetts, Inc.
                    (MA)

                (b) Nathan and Lewis Associates of Texas, Inc. (TX)

             (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

             (4) Nathan & Lewis of Nevada, Inc. (NV)

         iii. New England Investment Management Inc.

        b. Omega Reinsurance Corporation (AZ)

        c. New England Pension and Annuity Company (DE)

        d. Newbury Insurance Company, Limited (Bermuda)

     3. Nvest Corporation (MA)

A.J. GenAmerica Financial Corporation (MO)

     1. General American Life Insurance Company (MO)

        a. Paragon Life Insurance Company (MO)

        b. Security Equity Life Insurance Company (NY)

        c. Cova Corporation (MO)

         i. Cova Financial Services Life Insurance Company (MO)

             (1) Cova Financial Life Insurance Company (CA)

             (2) First Cova Life Insurance Company (NY)

         ii. Cova Life Management Company (DE)

             (1) Cova Investment Advisory Corporation (IL)

             (2) Cova Investment Allocation Corporation (IL)

             (3) Cova Life Sales Company (DE)

             (4) I Cova Life Administration Services Company (IL)

        d. General Life Insurance Company (TX)

         i. General Life Insurance Company of America (IL)

        e. Equity Intermediary Company (MO)

         i. Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.3% is held by Equity Intermediary Company.

              (1) Reinsurance Company of Missouri Incorporated (MO)

                 a. RGA Reinsurance Company (MO)

                    i. Fairfield Management Group, Inc. (MO)

                   (1) Reinsurance Partners, Inc. (MO)

                    (2) Great Rivers Reinsurance Management, Inc. (MO)

                    (3) RGA (U.K.) Underwriting Agency Limited (United Kingdom)

              (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America,
                  Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

              (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

              (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                 a. RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group,
                    L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. (Barbados)

              (5) RGA International Ltd. (Canada)

                 a. RGA Financial Products Limited (Canada)

                 b. RGA Canada Management Company, Ltd. (Canada)

                   i. RGA Life Reinsurance Company of Canada (Canada)

              (6) Benefit Resource Life Insurance Company (Bermuda) Ltd.
                  (Bermuda)

              (7) RGA Holdings Limited (United Kingdom)

                 a. RGA Managing Agency Limited (United Kingdom)

                 b. RGA Capital Limited (United Kingdom)

                 c. RGA Reinsurance (UK) Limited (United Kingdom)

              (8) RGA South African Holdings (Pty) Ltd. (South Africa)

                 a. RGA Reinsurance Company of South Africa Limited (South
                    Africa)

              (9) RGA Australian Holdings Pty Limited (Australia)

                 a. RGA Reinsurance Company of Australia Limited (Australia)

             (10) General American Argentina Seguros de Vida, S.A. (Argentina)

             (11) RGA Argentina, S.A. (Argentina)

             (12) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

             (13) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance
                  Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

        f. GenAm Holding Company (DE)

          i. Krisman, Inc. (MO)

          ii. Genelco Asia Pacifica Limited (Hong Kong)

         iii. Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

         iv. White Oak Royalty Company (OK)

          v. GM Marketing Incorporated (MO)

             (a) Stan Mintz Associates, Inc. (WI)

             (b) GenMark Insurance Agency of Massachusetts, Inc. (MA)

             (c) GenMark Insurance Agency of Ohio, Inc. (OH)

             (d) GenMark Insurance Agency of Texas, Inc. (TX)

        g. John S. McSwaney & Asscoiates, Inc. (ND)

     2. Collaborative Strategies, Inc. (MO)

     3. Missouri Reinsurance (Barbados) Inc. (Barbados)

     4. GenAmerica Capital I (DE)

     5. GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     6. Walnut Street Securities, Inc. (MO)

        a. WSS Insurance Agency of Alabama, Inc. (AL)

        b. WSS Insurance Agency of Massachusetts, Inc. (MA)

        c. WSS Insurance Agency of Nevada, Inc. (NV)

        d. WSS Insurance Agency of Ohio, Inc. (OH)

        e. WSS Insurance Agency of Texas, Inc. (TX)

        f. Walnut Street Advisers, Inc. (MO)

     7. General American Distributors, Inc. (MO)

A.K. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

A.L. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia
     (Poland)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

     In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

          1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan-owned facilities and airplanes. It is not engaged in any business.

          2) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

          3) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

          4) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

          5) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP.
     (DEL), an indirect wholly owned subsidiary of Metropolitan.

          6) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          7) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          8) New England Securities Corporation owns 100% of the non-voting preferred stock of Hereford Insurance Agency of Ohio, Inc., an insurance agency. 100% of the voting common stock of this company is held by an officer who has agreed to vote such shares at the direction of New England Securities Corporation, an indirect wholly owned subsidiary of Metropolitan.

          9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBISIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.


     As of February 28, 2001:



                                                              NUMBER OF
                       TITLE OF CLASS                          HOLDERS
                       --------------                         ---------
Contract holders
  Qualified.................................................   657,407
  Non-Qualified.............................................   189,618


ITEM 28.  INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

     Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life Insurance Company maintains a directors' and officers' liability policy with a maximum coverage of $300 million. A provision in the Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

       Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)
       The New England Variable Account (depositor)
       New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)


                     (1)                                            (2)
        NAME OF PRINCIPAL UNDERWRITER            NET UNDERWRITING DISCOUNTS AND COMMISSIONS
---------------------------------------------- ----------------------------------------------
     Metropolitan Life Insurance Company                            N/A
                     (3)                                            (4)
 COMPENSATION ON REDEMPTION OR ANNUITIZATION               BROKERAGE COMMISSIONS
---------------------------------------------- ----------------------------------------------
    $14,675,311 (early withdrawal charge)                           N/A
                     (5)
                 COMPENSATION
----------------------------------------------
           $190,601 (in thousands)
          (Separate Account charge)


ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

     (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(b) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 3RD DAY OF APRIL, 2001.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                     (Registrant)

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:       /s/ GARY A. BELLER
                                         ---------------------------------------
                                                    (Gary A. Beller)

                                             Senior Executive Vice President

                                                   and General Counsel

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)


                                       by:       /s/ GARY A. BELLER
                                         ---------------------------------------

                                                    (Gary A. Beller)

                                             Senior Executive Vice President

                                                   and General Counsel

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                      SIGNATURE                                       TITLE                      DATE
                      ---------                                       -----                      ----

                          *                              Chairman, President, Chief
-----------------------------------------------------    Executive Officer and Director
                 Robert H. Benmosche

                          *                              Vice Chairman, Chief Investment
-----------------------------------------------------    Officer and Director
                    Gerald Clark

                          *                              Vice Chairman, Chief Financial
-----------------------------------------------------    Officer (Principal Financial
                  Stewart G. Nagler                      Officer) and Director

                          *                              Senior Vice President and
-----------------------------------------------------    Controller
                 Virginia M. Wilson

                          *                              Director
-----------------------------------------------------
                 Curtis H. Barnette

                          *                              Director
-----------------------------------------------------
                  Joan Ganz Cooney

                          *                              Director
-----------------------------------------------------
                  John C. Danforth

                          *                              Director
-----------------------------------------------------
                 Burton A. Dole, Jr.

                          *                              Director
-----------------------------------------------------
                  James R. Houghton

                          *                              Director
-----------------------------------------------------
                   Harry P. Kamen

                          *                              Director
-----------------------------------------------------
                  Helene L. Kaplan

                          *                              Director
-----------------------------------------------------
                 Charles M. Leighton

                          *                              Director
-----------------------------------------------------
                 John J. Phelan, Jr.

                          *                              Director
-----------------------------------------------------
                    Hugh B. Price

                          *                              Director
-----------------------------------------------------
               Ruth J. Simmons, Ph.D.

                          *                              Director
-----------------------------------------------------
               William C. Steere, Jr.

       *By: /s/ CHRISTOPHER P. NICHOLAS, ESQ.                                                April 3, 2001
  ------------------------------------------------
            Christopher P. Nicholas, Esq.
                  Attorney-in-Fact

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
     (1)
                        --   Resolution of the Board of Directors of Metropolitan Life
                             establishing Separate Account E.(2)
     (2)
                        --   Not applicable.
     (3) (a)            --   Not applicable.
         (b)            --   Form of Selected Broker Agreement.(2)
         (c)            --   Participation Agreement--Calvert.(5)
         (d)            --   Participation Agreements--Fidelity Distributors Corp.(5)
         (d)(i)         --   Supplemental Agreements--Fidelity
     (4) (a)            --   Amended Form of IRC Section 401 Group Annuity Contract
                             (VestMet).(5)
         (a)(i)         --   Form of IRC Section 401 Group Annuity Contract (Preference
                             Plus) (Version 2).(5)
         (a)(ii)        --   Form of IRC Section 401 Group Annuity Contract (Preference
                             Plus) (Allocated and Unallocated).(5)
         (a)(iii)       --   Form IRC Section 401 Individual Annuity Contract (Preference
                             Plus).(5)
         (a)(iv)        --   Form IRC Section 401 Group Annuity Contract (Preference
                             Plus) (Oregon).(2)
         (a)(v)         --   Form IRC Section 401 Group Annuity Contract (Preference
                             Plus) (Allocated).(4)
         (a)(vi)        --   Form IRC Section 401 Group Annuity Contract (Preference
                             Plus) (Allocated) (New York).(4)
         (a)(vii)       --   Form of Certificate under IRC Section 401 Group Annuity
                             Contract (Preference Plus) (New York).(4)
         (b)            --   Amended Form of IRC Section 403(b) Group Annuity Contract
                             (VestMet).(5)
         (b)(i)         --   Amended Form of IRC Section 403(b) Group Annuity Contract
                             (Preference Plus).(5)
         (b)(i)(A)      --   Form of IRC Section 403(b) Group Annuity Contract (Financial
                             Freedom-LIJ).(5)
         (b)(i)(B)      --   Form of IRC Section 403(b) Group Annuity Contract (Enhanced
                             Preference Plus Contract-Montefiore Medical Center,
                             Maimonides Medical Center, The Mount Sinai Hospital).(2)
         (b)(i)(C)      --   Form of IRC Section 403(b) Group Annuity Contract (Financial
                             Freedom Account) (New Jersey-ABP).(4)
         (b)(i)(D)      --   Form of IRC Section 403(b) Group Annuity Contract (Financial
                             Freedom Account) (Texas-ORP).(4)
         (b)(i)(E)      --   Form of IRC Section 403(b) Individual Annuity Contract
                             (Preference Plus) (Oregon).(4)
         (b)(ii)        --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (VestMet).(5)
         (b)(iii)       --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Preference Plus) (Version 2).(5)
         (b)(iii)(A)    --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Preference Plus) (Versions 1 and 2).(5)
         (b)(iii)(B)    --   Amended Form of Certificate under IRC Section 403(b) Group
                             Annuity Contract (Preference Plus) (New York).(5)
         (b)(iii)(C)    --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account).(5)
         (b)(iii)(D)    --   Forms of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Preference Plus--Enhanced TSA Preference Plus
                             Contract).(5)

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
         (b)(iii)(E)    --   Amended Form of Certificate under IRC Section 403(b) Group
                             Annuity Contract (Preference Plus).(5)
         (b)(iii)(F)    --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Chapman).(5)
         (b)(iii)(G)    --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Preference Plus, Enhanced Preference Plus,
                             Financial Freedom) (Oregon).(2)
         (b)(iii)(H)    --   Form of Endorsement under IRC Section 403(b) Group Annuity
                             Contract (Preference Plus).(2)
         (b)(iii)(I)    --   Form of Endorsement under Section 403(b) Group Annuity
                             Contract (Preference Plus, Enhanced Preference Plus,
                             Financial Freedom).(2)
         (b)(iv)        --   Form of Texas Rider for Certificate under IRC Section 403(b)
                             Group Annuity Contract (VestMet).(5)
         (b)(v)         --   Form of Texas Endorsement for Certificate under IRC Section
                             403(b) Group Annuity Contract (Preference Plus).(5)
         (b)(vi)        --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account) (New Jersey-ABP).(4)
         (b)(vii)       --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Enhanced Preference Plus) (Oregon).(4)
         (b)(viii)      --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom) (Texas-ORP).(4)
         (b)(ix)        --   Form of Certificate under IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account) (Texas-ORP).(4)
         (b)(x)         --   Forms of Endorsement under IRC Section 403(b) Group Annuity
                             Contract, 403(a) Group Annuity Contract and Individual
                             Retirement Annuity Contract.(4,5)
         (b)(xi)        --   Forms of Endorsement under IRC Section 403(b) Group Annuity
                             Contract.(4,5,8)
         (b)(xii)       --   Forms of Endorsement under IRC Section 403(b) for Annuity
                             Contract (VestMet)--Forms R.S.1208 and G.20247-567(7)
         (b)(xiii)      --   Forms of Endorsement under IRC Section 408(b) for Flexible
                             Contribution Individual Retirement Annuity (38PP-90(IRA-1),
                             and (G.4333-15, G.4333 (IRA/ENH)--Forms R.S.1228 and
                             G.20247-568(7,8)
         (b)(xiv)       --   Form of Endorsement under IRC Section 403(b)
                             (G.4333-7)--Form G.20247.563.(7)
         (b)(xv)        --   Form of Endorsement under IRC Section 403(b) (G.4333-7,
                             G.4333 (PPA/TSA- 5))--Form G.20247-576 (Mutual Benefit
                             Life).(8)
         (c)            --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (VestMet).(5)
         (c)(i)(A)      --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (Preference Plus) (Version 2).(5)
         (c)(i)(B)      --   Amended Form of IRC Section 408 Simplified Employee Pension
                             Contract (Preference Plus).(5)
         (c)(i)(C)      --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (Preference Plus) (Oregon).(2)
         (c)(i)         --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (Illinois, Minnesota) (VestMet).(5)
         (c)(ii)        --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (Michigan) (VestMet).(5)
         (c)(iii)       --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (New York) (VestMet).(5)
         (c)(iv)        --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (South Carolina) (VestMet).(5)

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
         (c)(v)         --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (Pennsylvania) (VestMet).(5)
         (c)(vi)        --   Form of IRC Section 408 Simplified Employee Pension Contract
                             (Washington) (VestMet).(5)
         (c)(vii)       --   Information Statement concerning IRC Section 408 Simplified
                             Employee Pension Contract (VestMet).(5)
         (d)            --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (VestMet).(5)
         (d)(i)(A)      --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Preference Plus) (Version 2).(5)
         (d)(i)(B)      --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (d)(i)(C)      --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Preference Plus) (Oregon).(2)
         (d)(i)         --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(ii)        --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract (Michigan) (VestMet).(5)
         (d)(iii)       --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Illinois, Minnesota) (VestMet).(5)
         (d)(iv)        --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Michigan) (VestMet).(5)
         (d)(v)         --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (New York) (VestMet).(5)
         (d)(vi)        --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (South Carolina) (VestMet).(5)
         (d)(vii)       --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Pennsylvania) (VestMet).(5)
         (d)(viii)      --   Form of IRC Section 408 Individual Retirement Annuity
                             Contract (Washington) (VestMet).(5)
         (d)(ix)        --   Information Statement concerning IRC Section 408 Individual
                             Retirement Annuity Contract (VestMet).(5)
         (d)(x)         --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(xi)        --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract (Michigan) (VestMet).(5)
         (d)(xii)       --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract (South Carolina) (VestMet).(5)
         (d)(xiii)      --   Form of Endorsement to IRC Section 408 Individual Annuity
                             Contract (Preference Plus).(4)
         (e)            --   Amended Form of IRC Section 408 Group Individual Retirement
                             Annuity Contract (VestMet).(5)
         (e)(1)         --   Form of IRC Section 408 Group Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (e)(i)         --   Form of Certificate under IRC Section 408 Group Individual
                             Retirement Annuity Contract (VestMet).(5)
         (e)(i)(A)      --   Form of Certificate under IRC Section 408 Group Individual
                             Retirement Annuity Contract (Preference Plus).(5)
         (e)(i)(B)      --   Forms of Certificate under IRC Section 408 Group Individual
                             Retirement Annuity Contract (Enhanced).(2,5)

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
         (e)(i)(C)      --   Form of Certificate under IRC Section 408 Group Individual
                             Retirement Annuity Contract (Oregon).(2)
         (e)(i)(D)      --   Form of Endorsement to IRC Section 408 Group Individual
                             Retirement Annuity Contract (G.4333.15).(8)
         (f)            --   Amended Form of IRC Section 457 Group Annuity Contract for
                             Public Employee Deferred Compensation Plans (VestMet).(5)
         (f)(i)         --   Form of IRC Section 457 Group Annuity Contract for Public
                             Employee Deferred Compensation Plans (Preference Plus)
                             (Version 2).(5)
         (f)(ii)        --   Amended Form of IRC Section 457 Group Annuity Contract for
                             Public Employee Deferred Compensation Plans (Preference
                             Plus).(5)
         (f)(iii)       --   Form of IRC Section 457 Group Annuity Contract for Public
                             Employee Deferred Compensation Plans (Enhanced Preference
                             Plus).(5)
         (f)(iv)        --   Form of IRC Section 457 Group Annuity Contract for Public
                             Employee Deferred Compensation Plans (Financial Freedom).(5)
         (f)(v)         --   Form of IRC Section 457 Group Annuity Contract for Public
                             Employee Deferred Compensation Plans (Enhanced Preference
                             Plus).(4)
         (f)(vi)        --   Form of Endorsement under IRC Section 457(b) for Public
                             Employee Deferred Compensation Plans (G.3068) (Preference
                             Plus)--
                             Form G.7812-45.(7)
         (g)            --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract which Converts Contract into Non-Qualified
                             Status (VestMet).(5)
         (g)(1)         --   Form of Non-Qualified Contract (Preference Plus) (Version
                             2).(5)
         (g)(i)(A)      --   Amended Form of Non-Qualified Contract (Preference Plus).(5)
         (g)(i)(B)      --   Form of Non-Qualified Contract (Preference Plus)
                             (Oregon).(2)
         (g)(i)         --   Information Statement concerning IRC Section 408 Individual
                             Retirement Annuity Contract with Non-Qualified Endorsement
                             (VestMet).(5)
         (g)(ii)        --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified Endorsement (Michigan)
                             (VestMet).(5)
         (g)(iii)       --   Form of Endorsement to IRC Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified Endorsement (South
                             Carolina) (VestMet).(5)
         (g)(iv)        --   Form of Endorsement to Group Annuity Contract.(5)
         (h)            --   Amended Form of Non-Qualified Group Contract (VestMet).(5)
         (h)(1)         --   Form of Non-Qualified Group Contract (Preference Plus).(5)
         (h)(i)         --   Form of Certificate under Non-Qualified Group Contract
                             (VestMet).(5)
         (h)(i)(A)      --   Forms of Certificate under Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)(A)(i)   --   Form of Certificate under Non-Qualified Group Contract
                             (Preference Plus-Enhanced Contract; Enhanced Preference
                             Plus).(2)
         (h)(i)(A)(ii)  --   Form of Certificate under Non-Qualified Group Contract
                             (Preference Plus-Enhanced Contract; Enhanced Preference
                             Plus) (Oregon).(2)
         (h)(i)(B)      --   Form of Non-Qualified Group Contract (Preference Plus).(5)
         (h)(i)(C)      --   Form of Non-Qualified Group Contract (Enhanced Preference
                             Plus).(5)
         (h)(i)(D)      --   Form of Endorsement Concerning Nursing Home or Terminal
                             Illness.(2)
         (h)(i)(E)      --   Form of Endorsement for death claim settlement for
                             MT-(37PP-90(NQ-1),
                             (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
         (h)(i)(F)      --   Form of Non-Qualified Group Contract (Financial Freedom
                             Account) Form--G.3043.(7)
         (i)            --   Endorsement with respect to Individual IRA and Individual
                             Non-Qualified Contract concerning Death Benefit Provisions
                             (VestMet).(5)

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
         (j)            --   Specimen of variable retirement annuity contract for
                             Metropolitan Variable Account B.(5)
         (k)            --   Proposed Form of Metropolitan Investment Annuity Program,
                             Form 37-74 MIAP for Metropolitan Life Variable Account C.(5)
         (l)            --   Proposed Form of Metropolitan Investment Annuity Program,
                             Form 37-74 MIAP for Metropolitan Life Variable Account D.(5)
         (m)            --   Specimen of Flexible-Purchase Variable Annuity Contract for
                             Metropolitan Variable Account A.(1)
         (n)            --   Specimen of Variable Annuity Contract, Forms 37TV-65 and
                             20SV-65 for Metropolitan Variable Account B.(5)
         (o)            --   Form of Certificate under IRC Section 403(a) Group Annuity
                             Contract (Preference Plus).(5)
         (o)(i)         --   Forms of Certificate under IRC Section 403(a) Group Annuity
                             Contract (Financial Freedom).(5)
         (o)(ii)        --   Form of Certificate under IRC Section 403(a) Group Annuity
                             Contract (South Carolina).(5)
         (o)(iii)       --   Form of Certificate under IRC Section 403(a) Group Annuity
                             Contract (SUNY).(5)
         (o)(iv)        --   Form of Certificate under IRC Section 403(a) Group Annuity
                             Contract (Oregon).(2)
         (p)            --   Form of Single Premium Immediate Income Payment Contract
                             (Preference Plus).(5)
         (q)            --   Form of Single Premium Immediate Income Payment Certificate
                             (Enhanced Preference Plus and Financial Freedom).(5)
         (r)            --   Endorsements for Single Premium Immediate Income Payment
                             Contract.(5)
         (r)(i)         --   Form of Endorsement for Single Premium Immediate Income
                             Payment Contract (G.4333(VARPAY)--Form G.20247-560.(7)
         (r)(ii)        --   Form of Endorsement for Single Premium Immediate Income
                             Payment Contract (PSC 93-05A) for unlimited transfers.(8)
         (s)            --   Form of Endorsement with respect to the Roth Individual
                             Retirement Annuity--Form R.S. 1220-PPA.(6)
         (s)(i)         --   Form of Endorsement with respect to the Roth Individual
                             Retirement Annuity--Form R.S. 1220-PPA (Minnesota).(6)
         (s)(ii)        --   Form of Endorsement with respect to the Roth Individual
                             Retirement Annuity--Form R.S. 1220-PPA (New Jersey).(6)
         (s)(iii)       --   Form of Amendment with respect to the Roth Individual
                             Retirement Annuity--Form R.S. 1212-PPA.(6)
         (s)(iv)        --   Form of Amendment with respect to the Roth Individual
                             Retirement Annuity--Form R.S. 1212-PPA (Minnesota).(6)
         (s)(v)         --   Form of Amendment with respect to the Roth Individual
                             Retirement Annuity--Form R.S. 1212-PPA (New Jersey).(6)
         (s)(vi)(A)     --   ROTH IRA Endorsements. Forms: R.S. 1233, R.S. 1233OR, R.S.
                             1233TX(2000).(9)
         (s)(vi)(B)     --   ROTH IRA Amendments. Forms: R.S. 1238, R.S. 1238OR, R.S.
                             1238TX(2000).(9)
         (t)            --   Form of Group Annuity Contract and Amendment under IRC
                             Section 415(m)--Forms G. 3043A and G. 3043A-1 (Financial
                             Freedom Account).(6)
         (u)            --   Form of Endorsement with respect to Waiver of Administrative
                             Fee--Form R.S. 1206.(6)

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
         (v)            --   Forms of Endorsement with respect to exchange from Growth
                             Plus Account to the Preference Plus Account--Form RSC
                             E31910-2.(6)
         (w)            --   Forms of Endorsement with respect to Enhanced 10% corridor
                             (37PP-90(NQ-1), 38PP-90 (IRA-1) NQ/IRA, NJ PPA and
                             (PSC94-05)--
                             Forms R.S. 1222, R.S. 1222N.J., R.S. 1232 and G.
                             20247-573.(7)
         (x)            --   Forms of Endorsement with respect to Fund Expansion
                             (38PP-90(NQ-1), (38PP-90(IRA-1), TSA/403(a), PPI immediate
                             (PSC 93-05A)--Forms R.S. 1230 (11/98), G. 20247-572 and R.S.
                             1231 (11/98)(7,8)
         (x)(i)(A)      --   Endorsement Regarding Availability of additional Investment
                             Divisions on July 5, 2000 (R.S. 1241).(9)
         (x)(i)(B)      --   Contract Endorsement (for NJ Alternate Benefit Plan) (G.
                             7812-56).(9)
         (x)(i)(C)      --   Certificate Endorsement (for NJ Alternate Benefit Plan) (G.
                             20247-578).(9)
         (y)            --   Forms of Endorsement with respect to Exchange
                             (37PP-90(NQ-1), 38PP-90(IRA-1) and (G.4333-7)--Forms
                             E31910-3 and G.7812-38-1.(7)
         (z)            --   Forms of Endorsement for SIMPLE IRA (G.4333-15) and
                             (G.4333-15+RSC 96-37)--Forms RSC 96-37 and R.S. 1209.(7)
         (a)(a)         --   Forms of demutualization endorsements.(8)
         (b)(b)         --   Replacement Endorsements for Systematic Withdrawal Program
                             Forms: PSC 94-15 NJ (8/2000), PSC 94-15 MN (8/2000).(9)
         (b)(b)(i)      --   Replacement Endorsements for Systematic Withdrawal Program
                             FL, NY, VT forms: PSC 94-16 (8/2000), PSC 94-15 (8/2000).(9)
         (5)(a)         --   Participation Request and Agreement for the IRC Section 401
                             Group Annuity Contract.(5)
         (b)            --   Enrollment Form with respect to the IRC Section 401 Group
                             Annuity Contract.(5)
         (b)(i)         --   Enrollment Form with respect to the IRC Section 401 Group
                             Annuity Contract (Preference Plus) (Allocated).(5)
         (c)            --   Participation Request and Agreement for the IRC Section
                             403(b) Group Annuity Contract.(5)
         (c)(i)         --   Participation Request and Agreement for the IRC Section
                             403(b) Group Annuity Contract (Direct Mail Form).(5)
         (d)            --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Contract and the IRC Section 457 Group Annuity Contract.(2)
         (d)(i)         --   403(b) Tax Deferred Annuity Customer Agreement
                             Acknowledgement.(5)
         (d)(ii)        --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Annuity Contract (Enhanced Preference Plus TSA).(5)
         (d)(iii)       --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Annuity Contract (FFA-TSA).(5)
         (e)            --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Annuity Contract and the IRC Section 457 Group Annuity
                             Contract.(5)
         (f)            --   Application for an IRC Section 408 Simplified Employee
                             Pension, IRA and Non-Qualified Deferred Annuities
                             (Preference Plus).(2)
         (f)(i)         --   Application for Individual IRA and Non-Qualified Contract
                             (Direct Mail Form).
         (g)            --   Employer Adoption Request Form.(5)
         (g)(i)         --   Employer Utilization Request Form.(5)
         (g)(ii)        --   Enrollment Form for IRC Section 408 Group Individual
                             Retirement Account Contract and Non-Qualified Group
                             Contract.(5)
         (g)(iii)       --   Funding Authorization and Agreement.(5)
         (g)(iv)        --   Funding Authorization and Agreement (SEP).(5)

            EXHIBIT                                     INDEX                              PAGE NO.
            -------                                     -----                              --------
         (h)(i)         --   Enrollment Form for IRC Section 408 Individual Retirement
                             Annuity, IRC Section 408(k) Simplified Employee Pension and
                             Non-Qualified Income Annuity Contract.(5)
         (h)(ii)        --   Enrollment Form for IRC Sections 403(b), 403(a) and 457
                             Group Income Annuity Contract.(5)
         (h)(iii)       --   Enrollment Form for Group IRA Rollover Annuity (Preference
                             Plus-Enhanced Contract).(2)
         (h)(iv)        --   Enrollment Form for Group Non-Qualified Supplemental Savings
                             (Preference Plus-Enhanced Contract).(2)
         (i)            --   Application for Variable Annuity (Preference Plus(R)
                             Account) TSA/IRC Section 457(b) Deferred Compensation/IRC
                             Section 403(a) for form G.4333-7 FORM--038-PPA-TSA/PEDC
                             (0998).(7)
         (i)(i)         --   Application for Variable Annuity (Preference Plus(R)
                             Account) for 37PP-90 (NQ-1), 38PP-90 (IRA-1)
                             FORM--038-PPA-IRA/SEP/NQ (0998).(7)
         (i)(ii)        --   Application for the Preference Plus(R) Income Annuity for
                             RSC 93-05A FORM--RSCINCAPNQIRASEP (10/98).(7)
         (i)(iii)       --   Application for Variable Annuity Enhanced Preference Plus(R)
                             Account for MetLife Employees for forms G.4333-14, G.4333-15
                             Form--038MEGPPAIRA/NQ(10/98).(7)
         (i)(iv)        --   Application Preference Plus Account.(8)
         (j)            --   Variable Annuity Application for Non-Qualified IRA and SEP
                             contracts (038-PPA (07/2000)-A)(9)
         (j)(i)         --   Variable Annuity Application for TSA and 403(a) contracts
                             (038-PPA (07/2000)-B)(9)
     (6)
                        --   Restated Charter and By-Laws of Metropolitan Life Insurance
                             Company.(8)
     (7)
                        --   Not applicable.
     (8)
                        --   Not applicable.
     (9)
                        --   Opinion and consent of counsel as to the legality of the
                             securities being registered.(5)
    (10)
                        --   Not applicable.
    (11)
                        --   Not applicable.
    (12)
                        --   Not applicable.
    (13) (a)            --   Powers of Attorney.(2,4,5,9)
    (14)
                        --   Consent of Deloitte & Touche(9)


---------------
1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996. Power of attorney for Ruth J. Simmons was also filed.

3. Filed with Post-Effective Amendment No. 20 to this Registration Statement on Form N-4 on April 29, 1996.

4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997. Powers of attorney for Gerald Clark, Burton
    A. Dole, Jr. and Charles H. Leighton were also filed.

5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998. Including powers of Attorney for Robert H. Benmosche, Jon F. Danski and Stewart G. Nagler.

7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.

8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.

9.  Filed herewith. Power of Attorney for John C. Danforth.